As filed with the Securities and Exchange Commission on October 5, 2000

                                                 Registration No.  33-

                 U.S. SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          ---------------------------

  __Pre-Effective Amendment No. ____        __Post-Effective Amendment No. ____
                       (Check appropriate box or boxes)

                          ---------------------------

                            LIBERTY FUNDS TRUST VI *
                (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750
                        (Area Code and Telephone Number)

                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                    (Address of Principal Executive Offices)

                               WILLIAM J. BALLOU
                             Liberty Funds Group LLC
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                           ---------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 4, 2000 pursuant to Rule 488.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Liberty Growth & Income Fund and Liberty Newport Asia Pacific Fund series.

                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

Dear Shareholder:

Your Fund will hold a special meeting on December 19, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and, except if you are a Liberty All-Star Growth & Income Fund shareholder, on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined prospectus/proxy statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios. Please review the enclosed prospectus/proxy statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

Please take a few moments to review the details of each proposal. If you have any questions regarding the combined prospectus/proxy statement, please feel free to call the contact number listed in the enclosed prospectus/proxy statement.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,




/s/Stephen E. Gibson, President
   ----------------------------
November 8, 2000
[Job Code]

              NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS TO BE HELD
                                DECEMBER 19, 2000

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
             LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z
                     STEIN ROE GROWTH & INCOME FUND CLASS S

                             LIBERTY FUNDS TRUST VI
                               LIBERTY VALUE FUND

                             LIBERTY FUNDS TRUST IX
                      LIBERTY ALL-STAR GROWTH & INCOME FUND


         NOTICE IS HEREBY GIVEN that Special Meetings of the shareholders of the Liberty Value Opportunities Fund, the Liberty Value Fund and the Liberty All-Star Growth & Income Fund (together, the "Acquired Funds") will be held at 10:00 a.m. on Tuesday, December 19, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111 for these purposes:

         1. SHAREHOLDERS OF THE LIBERTY VALUE OPPORTUNITIES FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Value Opportunities Fund to, and the assumption of all of the liabilities of the Liberty Value Opportunities Fund by, the Liberty Growth & Income Fund in exchange for shares of the Liberty Growth & Income Fund and the distribution of such shares to the shareholders of the Liberty Value Opportunities Fund in complete liquidation of the Liberty Value Opportunities Fund.

         2. SHAREHOLDERS OF THE LIBERTY VALUE FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Value Fund to the Liberty Growth & Income Fund in exchange for shares of the Liberty Growth & Income Fund and the assumption of all of the liabilities of the Liberty Value Fund and the distribution of such shares to the shareholders of the Liberty Value Fund in complete liquidation of the Liberty Value Fund.

         3.       SHAREHOLDERS OF THE LIBERTY ALL-STAR GROWTH & INCOME FUND
                  VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty All-Star Growth & Income Fund to the Liberty Growth & Income Fund in exchange for shares of the Liberty Growth & Income Fund and the assumption of all of the liabilities of the Liberty All-Star Growth & Income Fund and the distribution of such shares to the shareholders of the Liberty All-Star Growth & Income Fund in complete liquidation of the Liberty All-Star Growth & Income Fund.

         4. SHAREHOLDERS OF THE LIBERTY VALUE OPPORTUNITIES FUND VOTE: To elect eleven Trustees.

         5.       SHAREHOLDERS OF THE LIBERTY VALUE FUND VOTE: To elect eleven
                  Trustees.

         6. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record at the close of business on September 29, 2000, are entitled to notice of and to vote at the meeting and any adjourned session.



                                        By order of the Board of Trustees,


                                        William J. Ballou, Assistant Secretary

November 8, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

COMBINED PROSPECTUS AND PROXY STATEMENT
NOVEMBER 8, 2000

ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF
LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z AND
STEIN ROE GROWTH & INCOME FUND CLASS S
c/o Liberty-Stein Roe Funds Investment Trust
One Financial Center
Boston, Massachusetts 02111
1-800-338-2550

AND

LIBERTY VALUE FUND
c/o Liberty Funds Trust VI
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

AND

LIBERTY ALL-STAR GROWTH & INCOME FUND
c/o Liberty Funds Trust IX
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

BY AND IN EXCHANGE FOR SHARES OF
LIBERTY GROWTH & INCOME FUND
c/o Liberty Funds Trust VI
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

TABLE OF CONTENTS

Synopsis.........................................................................................
Proposal 1  -   Acquisition of the Liberty Value Opportunities Fund Classes A, B, C and
                Z and the Stein Roe Growth & Income Fund Class S by the Liberty
                Growth & Income Fund.............................................................
     Principal Investment Risks..................................................................
     Information about the Acquisition...........................................................
Proposal 2 - Acquisition of the Liberty Value Fund by
                the Liberty Growth & Income Fund.................................................
     Principal Investment Risks..................................................................
     Information about the Acquisition...........................................................

Proposal 3 - Acquisition of the Liberty All-Star Growth & Income Fund by
                the Liberty Growth & Income Fund.................................................
     Principal Investment Risks..................................................................
     Information about the Acquisition...........................................................
Information Applicable to Proposals 1, 2 and 3...................................................
Proposal 4 - Election of Trustees by Liberty Value Opportunities Fund
                 Shareholders....................................................................
Proposal 5 - Election of Trustees by Liberty Value Fund Shareholders.............................
General..........................................................................................
     Voting Information..........................................................................
Appendix A - Form of Agreement and Plan of Reorganization........................................
Appendix B - Fund Information....................................................................
Appendix C - Capitalization .....................................................................
Appendix D - Management's Discussion of Fund Performance for the Liberty
             Growth & Income Fund................................................................

         This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Value Opportunities Fund Class A, B, C and Z shares and the Stein Roe Growth & Income Fund Class S shares (collectively, the "Opportunities Fund"), the Liberty Value Fund (the "Value Fund") and the Liberty All-Star Growth and Income Fund (the "All-Star Fund") (together, the "Acquired Funds") by the Liberty Growth & Income Fund (the "Growth & Income Fund") (each, an "Acquisition," and together, the "Acquisitions") or voting on the other proposals to be considered at a Special Meeting of Shareholders of each Acquired Fund (the "Meetings"), which will be held at 10:00 a.m. Eastern Time on December 19, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts. Please read this Prospectus/Proxy Statement and keep it for future reference.

         Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Opportunities Fund by the Growth & Income Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Value Fund by the Growth & Income Fund. Proposal 3 in this Prospectus/Proxy Statement relates to the proposed acquisition of the All-Star Fund by the Growth & Income Fund. If the Acquisition of your Fund occurs, you will become a shareholder of the Growth & Income Fund. The Growth & Income Fund seeks long-term growth and income. If the Agreement and Plan of Reorganization for your Fund is approved by the shareholders of your Fund and the Acquisition occurs, your Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Growth & Income Fund in exchange for shares of the same class with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to its shareholders of the same class.

         Proposal 4 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty-Stein Roe Funds Investment Trust (the "Stein Roe Trust"), of which the Opportunities Fund is a series. Proposal 5 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust VI ("Trust VI"), of which the Value

Fund is a series.

         If you are a shareholder of the Opportunities Fund, you are being asked to vote on Proposals 1 and 4 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1, 2 and 3." If you are a shareholder of the Value Fund, you are being asked to vote on Proposals 2 and 5 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1, 2 and 3." If you are a shareholder of the All-Star Fund, you are being asked to vote on Proposal 3 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1, 2 and 3."

         Please review the enclosed Prospectuses and Annual Report of the Growth & Income Fund. Each of these documents is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

         - The Prospectuses of the Opportunities Fund dated November 22, 1999, as supplemented on February 1, 2000, August 2, 2000, August 15, 2000 and August 21, 2000, with respect to Class A, B, C and Z shares; and dated February 1, 2000, as supplemented on February 11, 2000, April 20, 2000, June 5, 2000, June 23,
                  2000, July 14, 2000, August 2, 2000, August 11, 2000, August
                  28, 2000 and September 1, 2000, with respect to Class S shares.

         - The Prospectuses of the Value Fund dated November 1, 1999, as supplemented on December 28, 1999, July 28, 2000, August 1, 2000 and August 15, 2000.

         - The Prospectuses of the All-Star Fund dated March 17, 2000, as supplemented on August 1, 2000 and August 15, 2000.

         - The Statement of Additional Information of the Opportunities Fund dated November 22, 1999, as supplemented on June 23, 2000, with respect to Class A, B, C and Z shares; and dated February 1, 2000, as supplemented on June 23, 2000, with respect to Class S shares.

         - The Statement of Additional Information of the Value Fund dated November 1, 1999, as supplemented on June 23, 2000 and August 21, 2000.

         - The Statement of Additional Information of the All-Star Fund dated March 17, 2000, as supplemented on June 27, 2000 and August 21, 2000.

         - The Statement of Additional Information of the Growth & Income Fund dated November 1, 1999, as supplemented on June 23, 2000 and August 21, 2000.

         - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Opportunities Fund dated September 30, 1999.

         - The financial statements included in the Opportunities Fund's Semi-Annual Report to Shareholders dated March 31, 2000.

         - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Value Fund dated June 30, 2000.

         - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the All-Star Fund dated December 31, 1999.

         - The financial statements included in the All-Star Fund's Semi-Annual Report to Shareholders dated June 30, 2000.

         - The Statement of Additional Information of the Growth & Income Fund dated November 8, 2000 relating to the Acquisitions.

         Each Acquired Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, Value Fund, All-Star Fund and Growth & Income Fund shareholders may call 1-800-426-3750 and Opportunities Fund shareholders may call 1-800-338-2550 or you may write to your Fund at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain many of these documents by accessing the web site of your Fund at www.libertyfunds.com or www.steinroe.com. Hearing impaired shareholders of the Value Fund, the All-Star Fund or the Growth & Income Fund may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Opportunities Fund, Value Fund, All-Star Fund and Growth & Income Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE GROWTH & INCOME FUND OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SYNOPSIS

         THE FOLLOWING QUESTIONS AND RESPONSES PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETINGS AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE, AS THIS SECTION IS ONLY A SYNOPSIS OF THE COMPLETE DOCUMENT.

1.       WHAT IS BEING PROPOSED?

         First, the Trustees of the respective Funds are recommending in Proposal 1 that the Growth & Income Fund acquire the Opportunities Fund, in Proposal 2 that the Growth & Income Fund acquire the Value Fund, and in Proposal 3 that the Growth & Income Fund acquire the All-Star Fund. This means that the Growth & Income Fund would acquire all of the assets and liabilities of each of the Acquired Funds in exchange for shares of the Growth & Income Fund representing the aggregate net asset value of each Acquired Fund's assets and liabilities. If Proposals 1, 2 and 3 are approved, you will receive shares of the Growth & Income Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the day before the closing of the Acquisitions. The Acquisitions are currently scheduled to take place on or around January 29, 2001. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy, even if the shareholders of another Acquired
         Fund have not approved their Fund's Acquisition.

         In addition, the Trustees of the Opportunities Fund and the Trustees of the Value Fund are recommending in Proposal 4 and Proposal 5, respectively, that you vote in favor of eleven nominees for Trustees.

2.       WHY ARE THE ACQUISITIONS BEING PROPOSED?

         The Trustees of each of the Opportunities Fund, the Value Fund and the All-Star Fund recommend approval of the Acquisitions because they offer shareholders of each Acquired Fund an investment in a fund with similar investment goals and the economies of scale of a larger fund. In reviewing the Acquisitions, the Trustees also considered:

         - the expected reduction in the fees and expenses payable by the All-Star Fund as a result of the Acquisitions;

         - the expected reduction in the fees and expenses payable by the Value Fund as a result of the Acquisitions, assuming the Value Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to the Fund;

         - that it is unlikely the Value and All-Star Funds will achieve scale through sales growth;

         - the ability of the Funds' investment advisors to create a more focused value-style investment management team (applicable to Value Fund and Opportunities Fund); and

         - the tax-free nature of the Acquisitions as opposed to other alternatives for the Funds and for shareholders and other tax considerations.

         Please review "Reasons for the Acquisition" in Proposals 1, 2 and 3 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE GROWTH & INCOME FUND IF THE ACQUISITIONS OCCUR?

         You will receive the same class of shares that you currently own in your Acquired Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF YOUR ACQUIRED FUND AND THE GROWTH & INCOME FUND COMPARE?

         This table shows the investment goals and primary investment strategies of each Fund:

         --------------------------------------------- ---------------------------------------------
                      OPPORTUNITIES FUND                                VALUE FUND
         --------------------------------------------- ---------------------------------------------
         INVESTMENT GOALS:  The Opportunities Fund     INVESTMENT GOALS:  The Value Fund seeks
         seeks to provide both growth of capital and   long-term growth and current income.
         current income.
         --------------------------------------------- ---------------------------------------------
         PRIMARY INVESTMENT STRATEGIES:                PRIMARY INVESTMENT STRATEGIES:
         The Opportunities Fund seeks to achieve its    The Value Fund seeks to achieve its goals
          goals as follows:                             as follows:

         -    The Fund invests primarily in            -    The Fund invests primarily in
              common stocks of well-established             income-producing equity securities.
              companies having large market            -    The Fund invests at least 65% of its
              capitalizations (as defined by                total assets in equity securities.
              Morningstar).                            -    The Fund uses a "value" investment
         -    The Fund may also invest in companies         approach when purchasing stocks.
              having midsized market capitalizations
              (as defined by Morningstar)

         --------------------------------------------- ---------------------------------------------
                      OPPORTUNITIES FUND                                VALUE FUND
         --------------------------------------------- ---------------------------------------------

              and up to 25% of its assets in
              foreign stocks.

         -    The Fund uses a bottom-up,
              fundamental analysis to find well-
              managed businesses selling at very
              attractive valuations.

         --------------------------------------------- ---------------------------------------------
                        ALL-STAR FUND                              GROWTH & INCOME FUND
         --------------------------------------------- ---------------------------------------------
         INVESTMENT GOAL:  The All-Star Fund seeks     INVESTMENT GOAL:  The Growth & Income Fund
         total return, comprised of long-term          seeks long-term growth and income.
         capital appreciation and current income
         through investment primarily in a
         diversified portfolio of equity securities.

         --------------------------------------------- ---------------------------------------------
         PRIMARY INVESTMENT STRATEGIES:                PRIMARY INVESTMENT STRATEGIES:
         The All-Star Fund seeks to achieve            The Growth & Income Fund seeks to
         its goal as follows:                          achieve its goal as follows:

         -    The Fund invests primarily in            -    The Fund invests at least 65% of
              equity and equity-related securities,         its total assets in common stocks of
              which include common stocks, bonds            U.S. companies with equity market
              convertible into stocks, warrants and         capitalizations at the time of
              other rights to purchase stocks.              purchase in excess of $3 billion.
         -    The Fund uses a multi-manager            -    Up to 35% of  the Fund's total
              concept by allocating the Fund's              assets may be invested in common
              portfolio assets on an approximately          stocks of U.S. companies with equity
              equal basis among a number of                 market capitalizations at the time of
              independent investment management             purchase between $1 billion and $3
              organizations (Portfolio Managers).           billion.
              There are currently five Portfolio       -    Up to 10% of  the Fund's total
              Managers, each of which employs a             assets may be invested in a
              different investment style.                   combination of (i) convertible bonds,
                                                            (ii) corporate bonds that are rated
                                                            investment grade, and (iii) U.S.
                                                            government securities.
                                                       -    The Fund may use a "value"
                                                            investment approach when purchasing
                                                            stocks.

         --------------------------------------------- ---------------------------------------------

         The investment policies of each of the Acquired Funds, on the one hand, and the Growth & Income Fund, on the other hand, are similar, except as follows:

         - The Growth & Income Fund may not invest more than 10% of its assets in ADRs.

         - The Opportunities Fund, unlike the Growth & Income Fund, may not invest more than 5% of its total assets in restricted securities, other than so-called "Rule 144A securities."

         - All of the Growth & Income Fund's debt (up to 10% of its assets) must be investment grade, whereas the Value Fund may invest up to 20% of its assets in lower-rated debt.

         - In addition to the foregoing significant considerations, the Opportunities Fund has a number of investment restrictions that the Growth & Income Fund is not subject to. Many of these restrictions were imposed by regulations of state securities laws which are no longer applicable to mutual funds.

         In addition, the Opportunities Fund currently pursues its investment program by investing all of its assets in another investment company, the Stein Roe & Farnham Growth & Income Portfolio (the "Master Fund"), although a small interest in the Master Fund is also owned by Liberty Financial Companies, Inc. ("Liberty Financial"). The Master Fund is advised by Stein Roe and has the same investment objectives and policies as the Opportunities Fund. This arrangement is known as a "master-feeder" structure. The Opportunities Fund currently owns substantially all of the shares of the Master Fund. If Proposal 1 is approved, prior to the Acquisition, the Master Fund is expected to liquidate the interests of Liberty Financial in the Master Fund and distribute all of its remaining assets to the Opportunities Fund in exchange for all of the shares of the Master Fund owned by the Opportunities Fund in complete liquidation of the Master Fund. As a result, the Opportunities Fund will cease, immediately before the Acquisition, to operate under a "master-feeder" structure.

         For a complete list of the Funds' investment restrictions, see the Statement of Additional Information of each Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

5. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?

         The following tables allow you to compare the sales charges, if applicable, and management fees and expenses of each Acquired Fund and the Growth & Income Fund and to analyze the estimated expenses that Colonial expects the combined fund to bear in the first year following the Acquisitions. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Opportunities Fund for its last fiscal year ended September 30, 1999, by the Value Fund for its last fiscal year ended June 30, 2000, by the All-Star Fund for its last fiscal year ended December 31, 1999, and by the Growth & Income Fund for its last fiscal year ended June 30, 2000.

         Detailed pro forma combined expense information presented in the Annual Fund Operating Expenses table below for the combined fund is provided based on the assumption that the Growth & Income Fund acquires both Acquired Funds. In addition, following the presentation of that detailed information, the total Annual Fund Operating Expenses are presented on a pro forma combined basis for each possible scenario in which the Growth & Income Fund acquires one, but not the other, Acquired Fund.

SHAREHOLDER FEES
(paid directly from your investment)

                                          OPPORTUNITIES FUND                          VALUE FUND(1)
                                          ------------------                          -------------
                               CLASS    CLASS   CLASS    CLASS    CLASS    CLASS     CLASS     CLASS     CLASS
                                 A        B       C        Z        S        A         B         C         Z
----------------------------- -------- -------- ------- -------- -------- --------- --------- --------- ---------
Maximum sales charge (load)
on purchases (%) (as a
percentage of the offering
price)                         5.75     0.00     0.00    0.00     0.00      5.75      0.00    0.00        0.00
----------------------------- -------- -------- ------- -------- -------- --------- --------- --------- ---------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the lesser of
purchase price or
redemption price)             1.00(2)   5.00     1.00    0.00     0.00    1.00(3)     5.00      1.00      0.00
----------------------------- -------- -------- ------- -------- -------- --------- --------- --------- ---------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)        (4)      (4)     (4)      (4)      (5)      (4)       (4)       (4)       (4)

                                             ALL-STAR FUND(1)                    GROWTH & INCOME FUND(1)
                                             ----------------                    -----------------------
                                    CLASS    CLASS     CLASS     CLASS     CLASS     CLASS     CLASS    CLASS     CLASS
                                      A        B         C         Z         A         B         C         S        Z
---------------------------------- -------- --------- --------- --------- --------- --------- -------- --------- ---------
Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)              5.75      0.00      0.00      0.00      5.75      0.00      0.00      0.00     0.00
---------------------------------- -------- --------- --------- --------- --------- --------- -------- --------- ---------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                             1.00(3)    5.00      1.00      0.00    1.00(3)     5.00      1.00      0.00     0.00
---------------------------------- -------- --------- --------- --------- --------- --------- -------- --------- ---------
Redemption fee (%) (as a
percentage of amount redeemed,
if applicable)                       (4)      (4)       (4)       (4)       (4)       (4)       (4)        (5)     (4)

---------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to purchases of $1 million to $5 million if shares obtained through these purchases are redeemed within 18 months of purchase.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) There is a $7.00 charge for wiring sale proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                      OPPORTUNITIES FUND(6)                             VALUE FUND
                                      ---------------------                             ----------
                           CLASS    CLASS     CLASS     CLASS    CLASS     CLASS     CLASS     CLASS     CLASS
                             A        B         C         Z        S         A         B         C         Z
------------------------- -------- --------- --------- -------- --------- --------- --------- --------- ---------
Management fee(7) (8)
(%)                        0.75      0.75      0.75     0.75      0.75      0.80      0.80      0.80      0.80
------------------------- -------- --------- --------- -------- --------- --------- --------- --------- ---------
Distribution and
service (12b-1) fees (%)   0.35      1.00      1.00     0.00      0.00      0.25      1.00      1.00      0.00
------------------------- -------- --------- --------- -------- --------- --------- --------- --------- ---------
Other expenses(7) (%)      0.29      0.29      0.29     0.33      0.31      0.58      0.58      0.58      0.58
------------------------- -------- --------- --------- -------- --------- --------- --------- --------- ---------
Total annual fund
operating expenses (7)
(%)                        1.39      2.04      2.04     1.08      1.06      1.63      2.38      2.38      1.38

                                               ALL-STAR FUND                         GROWTH & INCOME FUND
                                               -------------                       -------------------------
                                    CLASS    CLASS     CLASS     CLASS     CLASS     CLASS     CLASS  CLASS    CLASS
                                      A        B         C         Z         A         B         C      S        Z
---------------------------------- -------- --------- --------- --------- --------- --------- ------- ------- --------
Management fee(7) (%)               0.80      0.80      0.80      0.80      0.78      0.78      0.78   0.78     0.78
---------------------------------- -------- --------- --------- --------- --------- --------- ------- ------- --------
Distribution and service (12b-1)
fees (%)                            0.25      1.00      1.00      0.00      0.25      1.00      1.00   0.00     0.00
---------------------------------- -------- --------- --------- --------- --------- --------- ------- ------- --------
Other expenses(7) (%)               2.12      2.12      2.12      2.12      0.35      0.35      0.35   0.35     0.35
---------------------------------- -------- --------- --------- --------- --------- --------- ------- ------- --------
Total annual fund operating
expenses (7) (%)                    3.17      3.92      3.92      2.92      1.38      2.13      2.13   1.13     1.13

                                           GROWTH & INCOME FUND
                                           --------------------
                                           (PRO FORMA COMBINED)
                                    CLASS    CLASS     CLASS     CLASS     CLASS
                                      A        B         C         S         Z
---------------------------------- -------- --------- --------- --------- ---------
Management fee  (%)                   0.72  0.72      0.72      0.72      0.72
---------------------------------- -------- --------- --------- --------- ---------
Distribution and service (12b-1)    0.25    1.00      1.00      0.00      0.00
fees (%)
---------------------------------- -------- --------- --------- --------- ---------
Other expenses (%)                  0.30      0.30      0.30      0.30      0.30
---------------------------------- -------- --------- --------- --------- ---------
Total annual fund operating         1.27      2.02      2.02      1.02      1.02
expenses  (%)(9)

--------
(6) Each Fund's expenses include management fees and administrative costs such as furnishing each Fund with offices and providing tax and compliance services. With respect to the Opportunities Fund, annual fund operating expenses consist of the Opportunities Fund's expenses plus the Fund's share of the expenses of the Portfolio.

(7) The Value Fund's advisor has voluntarily agreed to waive management fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fee for each share class would be 0.17%, other expenses for each share class would be 0.58% and total annual fund operating expenses for Class A, B, C and Z shares would be 1.00%, 1.75%, 1.75% and 0.75%, respectively. This arrangement may be modified or terminated by the advisor at any time.

     The All-Star Fund's advisor and administrator have voluntarily agreed to waive management and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fees for each share class would be 0.00%, other expenses for each share class would be 1.25% and total annual fund operating expenses for Class A, B, C and Z shares would be 1.50%, 2.25%, 2.25% and 1.25%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(8) With respect to the Opportunities Fund, management fee includes both the management fee and the administration fee charged to the Fund.

(9) The total annual fund operating expenses detailed above assume that each Acquired Fund approves the Acquisition. If only Value Fund shareholders and All-Star Fund shareholders were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                        CLASS A       CLASS B       CLASS C     CLASS S    CLASS Z
Management fee (&)                                        0.75         0.75         0.75          N/A       0.75
Distribution & Service (12b-1) fees (%)                   0.25         1.00         1.00          N/A       0.00
Other Expenses (%)                                        0.31         0.31         0.31          N/A       0.31
                                                      ------------------------------------------------------------
Total annual fund operating
expenses (%)                                              1.31         2.06         2.06          N/A       1.06

PRO FORMA COMBINED                                          1 YEAR          3 YEARS    5 YEARS      10 YEARS
Class A                                                      $701             $966      $1,251       $2,061
Class B: did not sell your shares                            $209             $645      $1,107       $2,195
             sold all your shares at end of period           $709             $945      $1,307       $2,195
Class C: did not sell your shares                            $209             $645      $1,107       $2,387
             sold all your shares at end of period           $309             $645      $1,107       $2,387
Class S                                                       N/A              N/A         N/A          N/A
Class Z                                                      $108             $337      $  584       $1,292

If only Value Fund shareholders and Opportunities Fund shareholders were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                        CLASS A       CLASS B       CLASS C     CLASS S    CLASS Z
Management fee (&)                                        0.72          0.72          0.72        0.72      0.72
Distribution & Service (12b-1) fees (%)                   0.25          1.00          1.00        0.00      0.00
Other Expenses (%)                                        0.30          0.30          0.30        0.30      0.30
                                                      ------------------------------------------------------------
Total annual fund operating
expenses (%)                                              1.27          2.02          2.02        1.02      1.02

PRO FORMA COMBINED                                    1 YEAR      3 YEARS         5 YEARS     10 YEARS
Class A                                                $697         $954          $1,231       $2,018
Class B: did not sell your shares                      $205         $633          $1,087       $2,153
         sold all your shares at end of period         $705         $933          $1,287       $2,153
Class C: did not sell your shares                      $205         $633          $1,087       $2,346
         sold all your shares at end of period         $305         $633          $1,087       $2,346
Class S                                                $104         $324          $  562       $1,245
Class Z                                                $104         $324          $  562       $1,245

If only Opportunities Fund shareholders and All-Star Fund shareholders were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                        CLASS A       CLASS B       CLASS C     CLASS S    CLASS Z
Management fee (&)                                        0.72          0.72         0.72         0.72      0.72
Distribution & Service (12b-1) fees (%)                   0.25          1.00         1.00         0.00      0.00
Other Expenses (%)                                        0.30          0.30         0.30         0.30      0.30
                                                      ------------------------------------------------------------
Total annual fund operating
expenses (%)                                              1.27          2.02         2.02         1.02      1.02

PRO FORMA COMBINED                                    1 YEAR      3 YEARS         5 YEARS     10 YEARS
Class A                                                $697        $954           $1,231       $2,018
Class B: did not sell your shares                      $205        $633           $1,087       $2,153
         sold all your shares at end of period         $705        $933           $1,287       $2,153
Class C: did not sell your shares                      $205        $633           $1,087       $2,346
         sold all your shares at end of period         $305        $633           $1,087       $2,346
Class S                                                $104        $324           $  562       $1,245
Class Z                                                $104        $324           $  562       $1,245

If only Opportunities Fund shareholders were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                           CLASS A       CLASS B       CLASS C     CLASS S    CLASS Z
Management fee (&)                                           0.72          0.72         0.72         0.72      0.72
Distribution & Service (12b-1) fees (%)                      0.25          1.00         1.00         0.00      0.00
Other Expenses (%)                                           0.30          0.30         0.30         0.30      0.30
                                                      -----------------------------------------------------------------
Total annual fund operating
expenses (%)                                                 1.27          2.02         2.02         1.02      1.02

PRO FORMA COMBINED                                    1 YEAR      3 YEARS         5 YEARS     10 YEARS
Class A                                                $697         $954           $1,231      $2,018
Class B: did not sell your shares                      $205         $633           $1,087      $2,153
         sold all your shares at end of period         $705         $933           $1,287      $2,153
Class C: did not sell your shares                      $205         $633           $1,087      $2,346
         sold all your shares at end of period         $305         $633           $1,087      $2,346
Class S                                                $104         $324           $  562      $1,245
Class Z                                                $104         $324           $  562      $1,245

If only Value Fund shareholders were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                        CLASS A       CLASS B       CLASS C     CLASS S    CLASS Z
Management fee (&)                                       0.76          0.76          0.76         N/A       0.76
Distribution & Service (12b-1) fees (%)                  0.25          1.00          1.00         N/A       0.00
Other Expenses (%)                                       0.30          0.30          0.30         N/A       0.30
                                                      -------------------------------------------------------------
Total annual fund operating
expenses (%)                                             1.31          2.06          2.06         N/A       1.06

PRO FORMA COMBINED                                    1 YEAR      3 YEARS         5 YEARS     10 YEARS
Class A                                                $701         $966          $1,252       $2,063
Class B: did not sell your shares                      $209         $646          $1,108       $2,197
         sold all your shares at end of period         $709         $946          $1,308       $2,197
Class C: did not sell your shares                      $209         $646          $1,108       $2,390
         sold all your shares at end of period         $309         $646          $1,108       $2,390
Class S                                                 N/A          N/A             N/A          N/A
Class Z                                                $108         $337          $  585       $1,294

If only All-Star Fund shareholders were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                        CLASS A       CLASS B       CLASS C     CLASS S    CLASS Z
Management fee (&)                                        0.76          0.76         0.76         N/A        N./A
Distribution & Service (12b-1) fees (%)                   0.25          1.00         1.00         N/A        0.00
Other Expenses (%)                                        0.30          0.30         0.30         N/A        0.30
                                                      ------------------------------------------------------------
Total annual fund operating
expenses (%)                                              1.31          2.06         2.06         N/A        0.30

PRO FORMA COMBINED                                    1 YEAR      3 YEARS         5 YEARS     10 YEARS
Class A                                                $701        $966           $1,252       $2,063
Class B: did not sell your shares                      $209        $646           $1,108       $2,197
         sold all your shares at end of period         $709        $946           $1,308       $2,197
Class C: did not sell your shares                      $209        $646           $1,108       $2,390
         sold all your shares at end of period         $309        $646           $1,108       $2,390
Class S                                                 N/A         N/A              N/A          N/A
Class Z                                                $108        $337           $  585       $ 1294

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in your Acquired Fund and the Growth & Income Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

         -        $10,000 initial investment
         -        5% total return for each year
         -        Each Fund's operating expenses remain the same
         -        Assumes reinvestment of all dividends and distributions
         - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                           1 YEAR           3 YEARS           5 YEARS          10 YEARS
OPPORTUNITIES FUND
Class A                                     $712             $1,000            $1,310           $2,185
Class B:  did not sell your shares          $211              $651             $1,117           $2,240
          sold all your shares
          at end of period                  $711              $951             $1,317           $2,240
Class C:  did not sell your shares          $211              $651             $1,117           $2,406

          sold all your shares
          at end of period                  $311             $  651            $1,117           $2,406
Class Z                                     $110             $  342            $  593           $1,313
Class S                                     $108             $  337            $  585           $1,294

VALUE FUND
Class A                                     $731             $1,060            $1,411           $2,397
Class B:  did not sell your shares          $241             $  742            $1,270           $2,530
          sold all your shares
          at end of period                  $741             $1,042            $1,470           $2,530
Class C:  did not sell your shares          $241             $  742            $1,270           $2,716
          sold all your shares
          at end of period                  $341             $  742            $1,270           $2,716
Class Z                                     $140             $  437            $  755           $1,657


ALL-STAR FUND
Class A                                     $876             $1,496            $2,138           $3,850
Class B:  did not sell your shares          $394             $1,195            $2,013           $3,978
          sold all your shares
          at end of period                  $894             $1,495            $2,213           $3,978
Class C:  did not sell your shares          $394             $1,195            $2,013           $4,137
          sold all your shares
          at end of period                  $494             $1,195            $2,013           $4,137
Class Z                                     $295             $  903            $1,537           $3,242

GROWTH & INCOME FUND
Class A                                     $707             $  987            $1,287           $2,137
Class B:  did not sell your shares          $216             $  667            $1,144           $2,271
          sold all your shares
          at end of period                  $716             $  967            $1,344           $2,271
Class C:  did not sell your shares          $216             $  667            $1,144           $2,462
          sold all your shares
          at end of period                  $316             $  667            $1,144           $2,462
Class S                                     $115             $  359            $  622           $1,375
Class Z                                     $115             $  359            $  622           $1,375

GROWTH & INCOME FUND
(pro forma combined)
Class A                                     $697              $954             $1,231           $2,019
Class B:  did not sell your shares          $205              $633             $1,087           $2,154
          sold all your shares
          at end of period                  $705              $933             $1,287           $2,154
Class C:  did not sell your shares          $205              $633             $1,087           $2,347
          sold all your shares
          at end of period                  $305              $633             $1,087           $2,347
Class S                                     $104              $324              $562            $1,246
Class Z                                     $104              $324              $562            $1,246

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) the elimination of certain duplicate costs involved in operating the Acquired Funds; and (3) expenses ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

6.       WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?

         Each Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Opportunities Fund, the Value Fund or the All-Star Fund, or any such Fund's shareholders as a result of the Acquisitions.

         The cost basis and holding period of your Opportunities Fund, Value Fund or All-Star Fund shares are expected to carry over to your new shares in the Growth & Income Fund.

PROPOSAL 1 -  ACQUISITION OF THE LIBERTY VALUE OPPORTUNITIES FUND CLASSES A,
              B, C AND Z AND THE STEIN ROE GROWTH & INCOME FUND CLASS S BY THE LIBERTY GROWTH & INCOME FUND

THE PROPOSAL

         You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Opportunities Fund by the Growth & Income Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE GROWTH & INCOME FUND, AND HOW DO THEY COMPARE WITH THE OPPORTUNITIES FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectuses of the Growth & Income Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

         Please see the section "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

         If the Acquisition occurs, you will receive shares in the Growth & Income Fund of the same class as the shares that you currently own in the Opportunities Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your Growth & Income Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Opportunities Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the Growth & Income Fund and of Trust VI.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty Financial organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Opportunities Fund to enter into the
Acquisition:

         - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Opportunities Fund, without significantly impacting the Fund's operating expenses.

         - The Acquisition will also permit a more focused value-style investment management team to concentrate its efforts on a single value equity approach rather than manage multiple portfolios with somewhat different investment approaches.

         - The Acquisition is intended to permit the Opportunities Fund's shareholders to exchange their investment for an investment in the Growth & Income Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Opportunities Fund shareholder redeemed his or her shares to invest in another fund, like the Growth & Income Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Opportunities Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Growth & Income Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including: (1) the current contractual agreements will remain in place; that (2) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (3) the Growth & Income Fund acquires all three of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Growth & Income Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Growth & Income Fund will achieve any particular level of performance after the Acquisition.

         Although the Funds' Trustees are proposing that the Growth & Income Fund acquire all three of the Acquired Funds, the acquisition of the Opportunities Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Opportunities Fund's shareholders approve the acquisition of the Opportunities Fund, but the other Acquired Funds' shareholders do not approve the acquisition of the one or both of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Growth & Income Fund and the Class A shares of the Opportunities Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

         Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

OPPORTUNITIES FUND

              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
45%

40%

35%
                       32.42%                                  30.15%
30%
                                                                                  25.71%
25%
                                                                        21.81%
20%
                                                                                            19.54%
15%
                                 10.01%    12.86%                                                     11.13%
10%

5%

0%
             -1.72%                                  -0.14%
-5%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through      For period shown in bar chart:
September 30, 2000 was 0.07%.                     Best quarter: Fourth quarter 1998, +17.91%
                                                  Worst quarter: Third quarter 1990, -12.06%

GROWTH & INCOME FUND

              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
40%
                                                                                  35.18%

35%

30%
                                                              29.49%
25%
                                                                                            20.05%
20%
                                                                        19.69%
15%
                                           14.19%                                                     11.4%
10%

5%

0%
                                                     -0.34%
-5%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through September 30, 2000 was 8.34%.

For period shown in bar chart:
Best quarter:  Fourth quarter 1998, +21.59%
Worst quarter:  Third quarter 1998, -14.04%

         The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999, if shorter, as the case may be, including the applicable sales charge for Class A, B, C and Z shares of the Opportunities Fund and Growth & Income Fund. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

OPPORTUNITIES FUND*

                                     INCEPTION
                                       DATE       1 YEAR        5 YEARS        10 YEARS
Class A (%)                           11/2/99       4.76         20.07          14.95(1)
Class B (%)                           11/2/99       6.10         21.31          15.62(1)
Class C (%)                           11/2/99      10.10         21.49          15.62(1)
Class Z (%)                           11/2/99      11.18         21.51          15.63(1)
Class S (%)                                        11.13         21.50          15.63
S&P 500 Index (%)                                  21.03         28.54          18.19

GROWTH & INCOME FUND+

                                INCEPTION
                                   DATE          1 YEAR        5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)                       7/1/92            5.00         21.44          N/A               17.22
Class B (%)                       7/1/92            5.53         21.79          N/A               17.24
Class C (%)                       7/1/94            9.58         21.98          N/A               17.25(2)
Class Z (%)                      1/11/99           11.76         22.96(2)       N/A               18.20(2)
S&P 500 Index (%)                  N/A             21.03         28.54          N/A               21.24(3)
Lipper Average (%)                 N/A             13.92         21.45          N/A               16.73(3)

* The Opportunities Fund's return is compared to the Standard & Poor's 500 Index ("S&P 500 Index"), an unmanaged index that tracks the performance of U.S. stock market securities. Unlike the Opportunities Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

+ The Growth & Income Fund's return is compared to the S&P 500 Index. Unlike the Growth & Income Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Growth & Income Fund's return is also compared to the average return of the funds included in the Lipper Growth and Income Funds category ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(1) Class A, Class B, Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Opportunities Fund's Class S shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class S share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class S shares and the newer classes of shares.

(2) Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Growth & Income Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

(3)  Performance information is from June 30, 1992 through December 31, 1999.


THE TRUSTEES OF THE OPPORTUNITIES FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.


REQUIRED VOTE FOR PROPOSAL 1

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between the Stein Roe Trust on behalf of the Opportunities Fund and Trust VI on behalf of the Growth & Income Fund will require the affirmative vote of a majority of the shares of the Opportunities Fund outstanding at the record date for the Meetings.

PROPOSAL 2 - ACQUISITION OF THE LIBERTY VALUE FUND BY THE LIBERTY GROWTH &
             INCOME FUND

THE PROPOSAL

         You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Value Fund by the Growth & Income Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE GROWTH & INCOME FUND, AND HOW DO THEY COMPARE WITH THE VALUE FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectuses of the Growth & Income Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

         Please see the section "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

         If the Acquisition occurs, you will receive shares in the Growth & Income Fund of the same class as the shares that you currently own in the Value Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your Growth & Income Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Value Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the Growth & Income Fund and of Trust VI.

Unlike Trust IX, which has only one series of shares, Trust VI has multiple series of shares, and all shareholders of Trust VI vote together on matters not specific to any series or class of shares, including on the election of Trustees. Several of the current Trustees of Trust IX are also Trustees of Trust
VI. The shareholders of Trust VI and of various other open-end trusts are being asked to elect a Board of Trustees that includes three Trustees who serve as Trustees of Trust IX at a meeting to be held on December 19, 2000.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty Financial organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Value Fund to enter into the Acquisition:

         - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Value Fund.

         - The Value Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense assumptions) over the long term. Thus, even though the Growth & Income Fund has a higher expense ratio than the subsidized expense ratio of Value Fund, the Growth & Income Fund's expense ratio after the Acquisition is expected to be materially lower than the Value Fund's expense ratio would be if the advisor discontinued its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Value and Growth & Income Funds on July 31, 2000 and the Funds' current expense structures, the Growth & Income Fund's annualized expense ratio (exclusive of 12b-1 fees) immediately after the Acquisitions would be about 0.31% lower than the Value Fund's current expense ratio would be if the current voluntary expense limitation were discontinued (for example, for Class A shares, a 1.07% expense ratio for the Growth & Income Fund, as compared to 1.38% for the Value Fund if the limitation were discontinued and 0.75% if it continued). Note that the 12b-1 fees on Classes A, B and C on each fund are 0.25%, 1.00%, and 1.00%, respectively. There are no 12b-1 fees on Class Z shares.

         - The Acquisition will also permit a more focused value-style investment management team to concentrate its efforts on a single value equity approach rather than manage multiple portfolios with somewhat different investment approaches.

         - The Acquisition is intended to permit the Value Fund's shareholders to exchange their investment for an investment in the Growth & Income Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Value Fund shareholder redeemed his or her shares to invest in another fund, like the Growth & Income Fund, or if the Value Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for its shareholders. After the Acquisition, shareholders may redeem any or all of their Growth & Income Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         In reviewing the Acquisition, the Trustees also considered the fact that the unrealized gain exposure in the Value Fund's portfolio will likely increase as a result of the Acquisition, thus increasing and accelerating a Value Fund shareholder's potential exposure to federal income taxes.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including: (1) the current contractual agreements will remain in place; that (2) certain fixed costs involved in operating the Acquired Funds are eliminated; and (3) the Growth & Income Fund acquires both of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Growth & Income Fund will achieve any particular level of performance after the Acquisition.

         Although the Funds' Trustees are proposing that the Growth & Income Fund acquire all three of the Acquired Funds, the acquisition of the Value Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Value Fund's shareholders approve the acquisition of the Value Fund, but the other Acquired Funds' shareholders do not approve the acquisition of the one or both of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Value Fund be liquidated.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Growth & Income and the Class A shares of the Value Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

         Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

VALUE FUND

              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
35%

30%
                                                                                  29.64%
25%

20%

15%

10%
                                                                                            8.13%
5%
                                                                                                      2.11%
0%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through September 30, 2000 was 5.49%.

For period shown in bar chart:
Best quarter:  Second quarter 1997, +13.61%
Worst quarter:  Third quarter 1998, -13.29%

GROWTH & INCOME FUND

              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
40%
                                                                                  35.18%
35%

30%
                                                              29.49%
25%
                                                                                            20.05%
20%
                                                                        19.69%
15%
                                           14.19%                                                     11.4%
10%

5%

0%
                                                     -0.34%
-5%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through September 30, 2000 was 8.34%.

For period shown in bar chart:
Best quarter:  Fourth quarter 1998, +21.59%
Worst quarter:  Third quarter 1998, -14.04%

         The next table lists each Fund's average year-by-year return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, and from each Fund's inception through December 31, 1999, including the applicable sales charge for Class A, B and C shares of the Value Fund and Growth & Income Fund. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

VALUE FUND+

                                INCEPTION
                                   DATE          1 YEAR        5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)                      3/25/96          (3.76)         N/A            N/A               11.69
Class B (%)                      3/25/96          (3.61)         N/A            N/A               12.05
Class C (%)                      3/25/96           0.37          N/A            N/A               12.62
Class Z (%)                      12/1/98           2.29          N/A            N/A               13.52
S&P 500 Index (%)                  N/A            21.03          N/A            N/A               26.60(1)
Barra Value Index                  N/A            12.72          N/A            N/A               19.11(1)
Lipper Average (%)                 N/A            13.92          N/A            N/A               18.57(1)

GROWTH & INCOME FUND*

                                INCEPTION
                                   DATE          1 YEAR        5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)                       7/1/92            5.00         21.44          N/A               17.22
Class B (%)                       7/1/92            5.53         21.79          N/A               17.24
Class C (%)                       7/1/94            9.58         21.98          N/A               17.25(2)
Class Z (%)                      1/11/99           11.76         22.96(2)       N/A               18.20(2)
S&P 500 Index (%)                  N/A             21.03         28.54          N/A               21.24(3)
Lipper Average (%)                 N/A             13.92         21.45          N/A               16.73(3)

+ The Value Fund's return is compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held, large capitalization
     U. S. stocks. The Value Fund's return is also compared to the Barra Value Index, an unmanaged index that tracks the performance of value stocks, as determined by low price-to-book ratios, included in the S&P 500 Index. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

* The Growth & Income Fund's return is compared to the S&P 500 Index. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Growth & Income Fund's return is also compared to the average return of the funds included in the Lipper Growth and Income Funds category ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(1)  Performance information is from March 31, 1996 through December 31, 1999.

(2) Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Growth & Income Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

(3)  Performance information is from June 30, 1992 through December 31, 1999.


THE TRUSTEES OF THE VALUE FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration of Trust (the "Declaration") establishing Trust VI provides that any series of Trust VI (such as the Value Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Value Fund may be terminated by majority vote of the Value Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Value Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 2

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust VI on behalf of the Value Fund and Trust VI on behalf of the Growth & Income Fund will require the affirmative vote of a majority of the shares of the Value Fund outstanding at the record date for the Meetings.


PROPOSAL 3 - ACQUISITION OF THE LIBERTY ALL-STAR GROWTH & INCOME FUND BY THE
             LIBERTY GROWTH & INCOME FUND

THE PROPOSAL

         You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the All-Star Fund by the Growth & Income Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE GROWTH & INCOME FUND, AND HOW DO THEY COMPARE WITH THE ALL-STAR FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectuses of the Growth & Income Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

         Please see the section "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

         If the Acquisition occurs, you will receive shares in the Growth & Income Fund of the same class as the shares that you currently own in the All-Star Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your Growth & Income Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your All-Star Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the Growth & Income Fund and of Trust VI.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty Financial organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the All-Star Fund to enter into the
Acquisition:

         - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the All-Star Fund, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit All-Star Fund shareholders, since operating expenses are paid by the fund and reduce the investment return to fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the All-Star and Growth & Income Funds on July 31, 2000 and the Funds' current expense structures, the Growth & Income Fund's annualized expense ratio (exclusive of 12b-1 fees) immediately after the Acquisitions would be about 0.57% lower than the All-Star Fund's current expense ratio if the current voluntary expense limitation were discontinued (for example, for Class A shares, a 1.07% expense ratio for the Growth & Income Fund, as compared to 1.64% for the All-Star Fund if the limitation were discontinued and 1.25% it it continued). Note that the 12b-1 fees on Classes A, B and C on each fund are 0.25%, 1.00%, and 1.00%, respectively. There are no 12b-1 fees on Class Z shares.

         - The All-Star Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense assumptions) over the long term.

         - The Acquisition is intended to permit the All-Star Fund's shareholders to exchange their investment for an investment in the Growth & Income Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an All-Star Fund shareholder redeemed his or her shares to invest in another fund, like the Growth & Income Fund, or if the All-Star Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for its shareholders. After the Acquisition, shareholders may redeem any or all of their Growth & Income Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         In reviewing the Acquisition, the Trustees also considered the loss of the multi-manager approach of the All-Star Fund and the fact that the unrealized gain exposure in the All-Star Fund's portfolio will increase as a result of the Acquisition, thus increasing and accelerating an All-Star Fund shareholder's potential exposure to federal income taxes.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including: (1) the current contractual agreements will remain in place; that (2) certain fixed costs involved in operating the Acquired Funds are eliminated; and (3) the Growth & Income Fund acquires all three of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Fund or Liberty Financial.

         In addition, the Trustees considered the relative performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Growth & Income Fund will achieve any particular level of performance after the Acquisition.

         Although the Funds' Trustees are proposing that the Growth & Income Fund acquire all three of the Acquired Funds, the acquisition of the All-Star Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the All-Star Fund's shareholders approve the acquisition of the All-Star Fund, but the other Acquired Fund's shareholders do not approve the acquisition of one or both of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal will take place as described in this Prospectus/Proxy Statement.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the All-Star Fund be liquidated.


PERFORMANCE INFORMATION

         The chart below shows the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 for the Class A shares of the Growth & Income Fund. The chart should give you a general idea of how the Growth & Income Fund's return has varied from year-to-year. The graph includes the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

         Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

         Because the All-Star Fund commenced investment operations on March 1, 1999, and has not completed one full calendar year, information related to the All-Star Fund's performance has not been included in this Prospectus/Proxy Statement.

GROWTH & INCOME FUND

              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
40%
                                                                                  35.18%

35%

30%
                                                              29.49%
25%
                                                                                            20.05%
20%
                                                                        19.69%
15%
                                           14.19%                                                     11.4%
10%

5%

0%
                                                     -0.34%
-5%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through September 30, 2000 was 8.34%.

For period shown in bar chart:
Best quarter:  Fourth quarter 1998, +21.59%
Worst quarter:  Third quarter 1998, -14.04%

         The next table lists the Growth & Income Fund's average year-by-year return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, and from each Fund's inception through December 31, 1999, including the applicable sales charge for Class A , B and C shares. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table, you can compare the Fund's performance with one or more indices or averages.

         Because the All-Star Fund commenced investment operations on March 1, 1999, and has not completed one full calendar year, information related to the All-Star Fund's performance has not been included in this Prospectus/Proxy Statement.

GROWTH & INCOME FUND*

                                INCEPTION
                                   DATE          1 YEAR        5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)                       7/1/92            5.00         21.44          N/A               17.22
Class B (%)                       7/1/92            5.53         21.79          N/A               17.24
Class C (%)                       7/1/94            9.58         21.98          N/A               17.25(1)
Class Z (%)                      1/11/99           11.76         22.96(1)       N/A               18.20(1)
S&P 500 Index (%)                  N/A             21.03         28.54          N/A               21.24(2)
Lipper Average (%)                 N/A             13.92         21.45          N/A               16.73(2)

* The Growth & Income Fund's return is compared to the S&P 500 Index. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Growth & Income Fund's return is also compared to the average return of the funds included in the Lipper Growth and Income Funds category ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(1) Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Growth & Income Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

(2)  Performance information is from June 30, 1992 through December 31, 1999.

THE TRUSTEES OF THE ALL-STAR FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration establishing Trust IX provides that any series of Trust IX (such as the All-Star Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the All-Star Fund may be terminated by majority vote of the All-Star Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the All-Star Fund's shareholders entitled to vote in favor of the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 3

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust IX on behalf of the All-Star Fund and Trust VI on behalf of the Growth & Income Fund will require the affirmative vote of a majority of the shares of the All-Star Fund outstanding at the record date for the Meetings.


INFORMATION APPLICABLE TO PROPOSALS 1, 2 AND 3

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

         If approved by the shareholders of each Acquired Fund, the Acquisitions are expected to occur on or around January 29, 2001, under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of
Reorganization:

         - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Growth & Income Fund in exchange for shares of the same class of the Growth & Income Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

         - The Acquisitions will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 26, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisitions.

         - The shares of each class of the Growth & Income Fund received by each Acquired Fund will be distributed to the respective Acquired Fund's shareholders of the same class pro rata in accordance with their percentage ownership of each class of such Acquired Fund in full liquidation of such Acquired Fund.

         - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

         - Each Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Acquisitions may be terminated at any time with the approval of the Trustees of all the Funds.

         Although the Funds' Trustees are proposing that the Growth & Income Fund acquire each of the Acquired Funds, the Acquisition proposed in each Proposal is not conditioned upon the approval of the Acquisition proposed in the other Proposal. Accordingly, in the event that the shareholders of the respective Acquired Funds approve one but not the other Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described above.

         Shareholders who object to the Acquisitions will not be entitled under Massachusetts law or the Declaration to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Acquisitions.

         The form of Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement is a general form which will be used for each of the Acquisitions. There will be a separate Agreement and Plan of Reorganization with respect to each Acquisition, between the relevant Acquired Fund and the Growth & Income Fund. The form of Agreement and Plan of Reorganization for each Acquisition has been filed with the SEC as part of the Registration Statement of which this Prospectus/Proxy Statement forms a part. Please see page 4 of this Prospectus/Proxy Statement for information on how to obtain a copy of the Registration Statement or the form of Agreement and Plan of Reorganization for your Fund's Acquisition.

FEDERAL INCOME TAX CONSEQUENCES

         Each Acquisition is intended to be a tax-free reorganization. The closing of each Acquisition will be conditioned on receipt of opinions from Ropes & Gray and Bell Boyd & Lloyd LLC to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

         - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Acquisition;

         - under Section 358 of the Code, the tax basis of the Growth & Income Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Opportunities Fund, Value Fund or All-Star Fund shares;

         - under Section 1223(1) of the Code, your holding period for the Growth & Income Fund shares you receive will include the holding period for your Opportunities Fund, Value Fund or All-Star Fund shares if you hold your shares as a capital asset;

         - under Section 1032 of the Code, no gain or loss will be recognized by the Growth & Income Fund as a result of each Acquisition;

         - under Section 362(b) of the Code, the Growth & Income Fund's tax basis in the assets that the Growth & Income Fund receives from each Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

         - under Section 1223(2) of the Code, the Growth & Income Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.

         The opinions will be based on certain factual certifications made by officers of each Fund's Trust. The opinions are not a guarantee that the tax consequences of the Acquisitions will be as described above. Prior to the closing of the Acquisitions, each Acquired Fund and the Growth & Income Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains, which have not previously been distributed to shareholders. Such distributions will be taxable to each Acquired Fund's shareholders.

         This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.


PROPOSAL 4 - ELECTION OF TRUSTEES BY LIBERTY VALUE OPPORTUNITIES FUND
             SHAREHOLDERS

THE PROPOSAL

         The purpose of this proposal is to elect six new members as well as five of the currently serving members of the Board of Trustees of the Stein Roe Trust, of which the Opportunities Fund is a series. All of the nominees listed below, except for the proposed six new members (Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser and Stitzel), are currently members of the Board of Trustees of the Stein Roe Trust, as well as two Stein Roe closed-end funds and six other Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members who are nominees, other than Mr. Palombo and Ms. Kelly, have been previously elected by the shareholders of the Stein Roe Trust. The proposed six new members currently serve on the Boards of Trustees of nine Liberty closed-end funds and a number of Liberty open-end trusts, and were recommended for election as Trustees of the Stein Roe Trust by the Board of Trustees of the Stein Roe Trust at a special meeting held on October 17, 2000. Each of the nominees elected will serve as a Trustee of the Stein Roe Trust until the next meeting of shareholders of the Stein Roe Trust called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

         Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and the Stein Roe Trust's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of the Stein Roe Trust (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

         Set forth below is information concerning each of the nominees.


NOMINEE NAME & AGE      PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS    TRUSTEE SINCE
------------------      -----------------------------------------    -------------
Douglas A. Hacker       Executive Vice President and Chief               1996
(43)                    Financial Officer of UAL, Inc. (airline)
                        since July 1999; Senior Vice President
                        and Chief Financial Officer of UAL, Inc.
                        prior thereto.

Janet Langford Kelly    Executive Vice President--Corporate                1996
(41)                    Development, General Counsel, and
                        Secretary of Kellogg Company since
                        September 1999; Senior Vice President,
                        Secretary and General Counsel of Sara
                        Lee Corporation (branded, packaged,
                        consumer-products manufacturer) from
                        1995 to August 1999; partner at Sidley &
                        Austin (law firm) prior thereto.

Richard W. Lowry        Private Investor.  (Formerly Chairman and       New nominee
(64)                    Chief Executive Officer of U.S. Plywood
                        Corporation from August 1985 to August 1987.)

Salvatore Macera        Private Investor.  (Formerly Executive          New nominee
(69)                    Vice President and Director of Itek
                        Corporation (electronics) from 1975 to 1981.)

William E. Mayer(2)     Partner, Park Avenue Equity Partners            New nominee
(60)                    (venture capital); Director, Johns
                        Manville; Director, Lee Enterprises;
                        Director, WR Hambrecht & Co. (Formerly
                        Dean, College of Business and Management,
                        University of Maryland, from October 1992
                        to November 1996.)

John J. Neuhauser       Academic Vice President and Dean of             New nominee
(57)                    Faculties, Boston College, since August
                        1999. (Formerly Dean, Boston College
                        School of Management, from September
                        1977 to September 1999.)

Charles Nelson          Van Voorhis Professor of Political                 1987
(57)                    Economy of the University of Washington.

Joseph R. Palombo(3)    Vice President of the Stein Roe Mutual             2000
(47)                    Funds since April 1999; Executive Vice
                        President and Director of Colonial
                        Management Associates, Inc. and Stein Roe
                        & Farnham Incorporated since April 1999;
                        Executive Vice President and Chief
                        Administrative Officer of Liberty Funds
                        Group LLC since April 1999. (Formerly
                        Chief Operating Officer, Putnam Mutual
                        Funds, from 1994 to 1998.)

Thomas E. Stitzel       Business Consultant; Chartered Financial        New nominee
(64)                    Analyst. (Formerly Professor of Finance,
                        from 1975 to 1999, and Dean, from 1977 to
                        1991, College of Business, Boise State
                        University.)

Thomas C. Theobald      Managing Director, William Blair Capital          1996
(62)                    Partners (private equity investing)
                        since 1994; Chief Executive Officer and
                        Chairman of the Board of Directors of
                        Continental Bank Corporation from 1987
                        to 1994.

Anne-Lee Verville       Consultant. (Formerly General Manager,         New nominee
(54)                    Global Education Industry, from 1994 to
                        1997, and President, Applications Solutions
                        Division, IBM Corporation (global
                        education and global applications), from
                        1991 to 1994.)

---------------------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.
(2) Mr. Mayer is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).
(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

         The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

         The Stein Roe Funds do not currently provide pension or retirement plan benefits to the Trustees. However, William J. Boyd, Jr. and John A. Bacon, two of the Trustees currently serving on the Board of Trustees of the Stein Roe Trust who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds, will receive certain payments after completing their service on the Board. Mr. Boyd will receive a payment of $50,000 upon his departure. Mr. Bacon will receive payments at an annual rate equal to the 1999 compensation of the Trustees of the Liberty Funds until he would otherwise have retired at age 74. The payments to Messrs. Boyd and Bacon will be made quarterly, beginning in 2001. Liberty Financial and the Stein Roe Mutual Funds will each bear one-half of the cost of the payments to Mr. Bacon; the Stein Roe Mutual Funds' portion of the payments will be allocated among the Stein Roe Mutual Funds based on each fund's share of the Trustee fees for 2000.

         Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

         Composition. The current Board of Trustees of the Stein Roe Mutual Funds consists of six non-interested Trustees and one interested Trustee.

         Audit Committee. The Audit Committee of the Stein Roe Mutual Funds, consisting of Messrs. Hacker (Chairman), Bacon, Boyd, Nelson and Theobald and Ms. Kelly, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

         Compensation Committee. The Compensation Committee of the Stein Roe Mutual Funds, consisting of Messrs. Boyd and Nelson, both of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

         Nominating Committee. The Nominating Committee of the Stein Roe Mutual Funds, consisting of Messrs. Boyd and Nelson, both of whom are non-interested Trustees, recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of your Fund.

         Executive Committee. The Executive Committee of the Stein Roe Mutual Funds, consisting of Mr. Boyd, a non-interested Trustee, and Mr. Cook, an interested Trustee, is authorized to take certain actions delegated to it by the full Board of Trustees and to exercise the full powers of the Board of Trustees, with some exceptions, between Board meetings.

         Record of Board and Committee Meetings. During the fiscal year ended September 30, 2000, the Board of Trustees of the Stein Roe Trust held five meetings, the Audit Committee held four meetings, the Compensation Committee held no meetings, the Nominating Committee held no meetings, and the Executive Committee held one meeting.

         During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE STEIN ROE TRUST VOTE FOR PROPOSAL 4.

REQUIRED VOTE FOR PROPOSAL 4

         A plurality of the votes cast at the Meetings, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Stein Roe Trust. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

PROPOSAL 5 - ELECTION OF TRUSTEES BY LIBERTY VALUE FUND SHAREHOLDERS

THE PROPOSAL

         You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of the Liberty Trusts, of which the Value and All-Star Funds are series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of the Liberty Trusts, as well as nine Liberty closed-end funds and seven (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eight) other Liberty open-end trusts (collectively, the "Liberty Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of the Liberty Trusts. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts, and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at a meeting held on October 25, 2000. Each of the nominees elected will serve as a Trustee of the Liberty Trusts until the next meetings of shareholders of the Liberty Trusts called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

         Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and the Trustees of the Liberty Trusts have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of the Liberty Trusts (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

         Set forth below is information concerning each of the nominees.


NOMINEE NAME & AGE      PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS   TRUSTEE SINCE
------------------      -----------------------------------------   -------------
Douglas A. Hacker      Executive Vice President and Chief            New nominee
(43)                   Financial Officer of UAL, Inc. (airline)
                       since July 1999; Senior Vice President and
                       Chief Financial Officer of UAL, Inc. prior
                       thereto.

Janet Langford Kelly   Executive Vice President--Corporate           New nominee
(41)                   Development, General Counsel, and
                       Secretary of Kellogg Company since
                       September 1999; Senior Vice President,
                       Secretary and General Counsel of Sara Lee
                       Corporation (branded, packaged,
                       consumer-products manufacturer) from 1995
                       to August 1999; partner at Sidley &
                       Austin (law firm) prior thereto.

Richard W. Lowry       Private Investor since August 1987.                1995
(64)                   (Formerly Chairman and Chief Executive
                       Officer of U.S. Plywood Corporation from
                       August 1985 to August 1987.)

Salvatore Macera       Private Investor. (Formerly Executive Vice         1998
(69)                   President and Director of Itek Corporation
                       (electronics) from 1975 to 1981.)

William E. Mayer(2)    Partner, Park Avenue Equity Partners               1994
(60)                   (venture capital); Director, Johns
                       Manville; Director, Lee Enterprises;
                       Director, WR Hambrecht & Co. (Formerly
                       Dean, College of Business and Management,
                       University of Maryland, from October 1992
                       to November 1996.)

John J. Neuhauser      Academic Vice President and Dean of                1985
(57)                   Faculties, Boston College, since August
                       1999. (Formerly Dean, Boston College
                       School of Management, from September 1977
                       to September 1999.)

Charles Nelson         Van Voorhis Professor of Political Economy    New nominee
(57)                   of the University of Washington.

Joseph R. Palombo(3)   Vice President of the Stein Roe Mutual             2000
(47)                   Funds since April 1999; Executive Vice
                       President and Director of Colonial
                       Management Associates, Inc. and Stein Roe
                       & Farnham Incorporated since April 1999;
                       Executive Vice President and Chief
                       Administrative Officer of Liberty Funds
                       Group LLC since April 1999. (Formerly
                       Chief Operating Officer, Putnam Mutual
                       Funds, from 1994 to 1998.)

Thomas E. Stitzel      Business Consultant; Chartered Financial           1998
(64)                   Analyst. (Formerly Professor of Finance,
                       from 1975 to 1999, and Dean, from 1977 to
                       1991, College of Business, Boise State
                       University.)

Thomas C. Theobald     Managing Director, William Blair Capital      New nominee
(62)                   Partners (private equity investing) since
                       1994; Chief Executive Officer and
                       Chairman of the Board of Directors of
                       Continental Bank Corporation from 1987 to
                       1994.

Anne-Lee Verville      Consultant. (Formerly General Manager,             1998
(54)                   Global Education Industry, from 1994 to
                       1997, and President, Applications
                       Solutions Division, IBM Corporation
                       (global education and global
                       applications), from 1991 to 1994.)

---------------------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.
(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).
(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

         The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

         The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Trusts who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age
72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

         Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

         Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its affiliates, but is considered interested as a result of his affiliation with a broker-dealer.

         Audit Committee. The Audit Committee of Trust VI, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

         Compensation Committee. The Compensation Committee of Trust VI, consisting of Messrs. Neuhauser (Chairman), Grinnell, Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

         Governance Committee. The Governance Committee of Trust VI, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer, Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of your Fund.

         Record of Board and Committee Meetings. During the fiscal year ended June 30, 2000, the Board of Trustees of Trust VI held six meetings, the Audit Committee held four meetings, the Compensation Committee held one meeting, and the Governance Committee held four meetings.

         During the most recently completed fiscal years, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE LIBERTY TRUSTS VOTE FOR PROPOSAL 5.

REQUIRED VOTE FOR PROPOSAL 5

         A plurality of the votes cast at the Meetings, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Liberty Trusts. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

GENERAL

VOTING INFORMATION

     The Trustees of the Stein Roe Trust, Trust VI and Trust IX are soliciting proxies from the shareholders of each such Fund in connection with the Meetings, which have been called to be held at 10:00 a.m. Eastern Time on December 19, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about November 8, 2000.

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETINGS

         Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Opportunities Fund, the Value Fund or the All-Star Fund, or by employees or agents of Liberty Asset Management Company ("LAMCO"), Stein Roe & Farnham Incorporated or Colonial and their affiliated companies. In addition, SCC has been engaged to assist in the solicitation of proxies, at an estimated cost of $700,000 total for all of the proposed acquisitions of funds in the Liberty and Stein Roe Fund groups scheduled to take place in January 2001.

VOTING PROCESS

         You can vote in any one of the following five ways:

         a.       By mail, by filling out and returning the enclosed proxy card;
         b. By phone, by calling 1-800-732-3683 and following the instructions;
         c. By internet, by visiting our Web site at www.libertyfunds.com and clicking on "Proxy Voting;"
         d. By fax (not available for all shareholders; refer to enclosed proxy insert); or
         e.       In person at the Meetings.

         Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meetings. Shareholders of the Value Fund and the All-Star Fund are entitled to cast one vote for each share owned on the record date. Shareholders of the Opportunities Fund are entitled to cast a number of votes equal to the dollar net asset value of the shares as of the record date. The net asset value of a Class S share of the Opportunities Fund on the record date was $27.43. We encourage you to vote by internet, using the 12-digit or 14-digit "control" number that appears on the enclosed proxy card. Voting by internet will reduce expenses by saving postage costs. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

         Costs of Solicitation. The costs of the Meetings, including the costs of soliciting proxies, and the costs of the Acquisitions will be borne by the following parties in the following percentages: the Opportunities Fund ___%, the Value Fund ___%, the All-Star Fund ___%, the Growth & Income Fund ___%, Liberty Financial ___%.

         Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Assistant Secretary of your Fund, by properly executing and submitting a later-dated proxy or by attending the Meetings and voting in person.

         Votes cast in person or by proxy at the Meetings will be counted by persons appointed by each Acquired Fund as tellers for the Meetings (the "Tellers"). Thirty percent (30%) of the shares of the Opportunities Fund and thirty percent (30%) of the shares of each of the Value Fund and the All-Star Fund outstanding on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the respective Funds at the Meetings. Shareholders of the Opportunities Fund vote together with the shareholders of the other series of the Stein Roe Trust for the election of Trustees; thirty percent (30%) of the outstanding shares of the Stein Roe Trust constitutes a quorum for voting on the election of Trustees. Shareholders of the Value Fund vote together with the shareholders of the other series of Trust VI for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust VI constitutes a quorum for voting on the election of Trustees. Shareholders of the All-Star Fund vote together with the shareholders of the other series of Trust IX for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust IX constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposals 1, 2 and 3 and will have no effect on the outcome of Proposals 4 and 5. "Broker non-votes" are shares held by brokers or nominees as to which
(i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

         Advisor's, Distributor's and Administrator's Addresses. The address of Colonial Management Associates, Inc., the investment advisor of the Value Fund and the Growth & Income Fund and the administrator of the Opportunities Fund and the All-Star Fund, is One Financial Center, Boston, Massachusetts 02111. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111. The address of the Opportunities Fund's investment advisor, Stein Roe & Farnham Incorporated, is One South Wacker Drive, Chicago, Illinois 60606. The address of the All-Star Fund's investment advisor, Liberty Asset Management Company, is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110.

         Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Opportunities Fund and the Stein Roe Trust, the Value Fund and Growth & Income Fund and Trust VI, and the All-Star Fund the total number of shares outstanding as of September 29, 2000 for each class of the shares of each such Fund and Trust entitled to vote at the Meetings. It also lists for the Growth & Income Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Funds and their shareholdings in the Funds.

         Adjournments; Other Business. If either Acquired Fund or the Trust of which it is a series has not received enough votes by the time of the Meetings to approve any Proposal the persons named as proxies may propose that such Meetings be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund or Trust that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposals 4 and 5). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposals 4 and 5). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

         The Meetings have been called to transact any business that properly comes before them. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 through 5. If any other matters properly come before the Meetings, and on all matters incidental to the conduct of the Meetings, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the relevant Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

         Shareholder Proposals at Future Meetings. The Stein Roe Trust and the Liberty Trusts do not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Funds or the Trusts must be received by the relevant Fund or Trust in writing a reasonable amount of time before the Trust solicits proxies for that meeting, in order to be considered for inclusion in the proxy materials for that meeting.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 by and among [Name of Acquired Fund Trust] (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated _______________, as amended, on behalf of [Name of Acquired Fund] (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust VI (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated January 3, 1992, as amended, on behalf of Liberty Growth & Income Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for [Class A, B, C, Z and S] shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

                  (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

                  (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund, and

                  (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

         1.4 With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5      [RESERVED]

         1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

         2.       VALUATION.

         2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York

                  Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

         3.       CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on January 29, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

         3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

         3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

         4.       REPRESENTATIONS AND WARRANTIES.

         4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

                  (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

                  (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended [___________________, ____]
                           of the Acquired Fund, audited by
                           PricewaterhouseCoopers LLP [and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended ___________________, 2000,], copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since __________________, 2000;

                  (g)      Since __________________, 2000, there has not been
                           any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund

                           Prospectus")),non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

                  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

                  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

                  (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

                  (p) At the Closing Date, the Trust, on behalf of the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the

                           Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of _______, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

                  (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date.

                  (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

         4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

                  (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

                  (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                  (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended June 30, 2000 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since January 30, 2000;

                  (h) Since January 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

                  (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

                  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued [Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares] of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof; and

                  (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

         5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

         6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

                  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the

                  Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

                  (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable [Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares] of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;
                           (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring

                           Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph
                           5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
                           5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

         7.2 The Acquiring Trust shall have received a favorable opinion from [Ropes & Gray/ Bell, Boyd & Lloyd LLC/Bingham Dana LLP], counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph
                           5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph
                           5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
                           5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of PricewaterhouseCoopers LLP for the fiscal year ended _______________, 2000 and signed pro forma tax returns for the period from _______ 1, 2000 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

         7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after ________, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after _________, 2000 and on or prior to the Closing Date.

         7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

         7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

         8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

         8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of [Ropes & Gray/Bell, Boyd & Lloyd LLC] satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

                  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of
                           Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (b) No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

                  (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

                  (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

                  (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

                  (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

                  (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange.

                  (h) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         9.       BROKERAGE FEES AND EXPENSES.

         9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. The other expenses of the transactions contemplated by this Agreement shall be borne by the following parties in the percentages indicated: (a) the Trust, on behalf of the Acquired Fund, __%, (b) the Acquiring Trust, on behalf of the Acquiring Fund, __%, and (c) Liberty Financial Companies, Inc. __%.

         10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

         11.      TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

                  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

                  (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

         11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

         12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

         13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust VI, One Financial Center, Boston, MA 02111 attention Secretary or to [Name and Address of Trust] attention Secretary.

         14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
                  NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                      [ACQUIRED FUND TRUST],
                                      on behalf of __________________ Fund




                                      By:
                                         --------------------------------------
                                      Name:
                                           ------------------------------------
                                      Title:
                                           ------------------------------------
ATTEST:




Name:
     --------------------------------
Title:
     --------------------------------

                                      LIBERTY FUNDS TRUST VI,
                                      on behalf of Liberty Growth & Income Fund



                                      By:
                                         --------------------------------------
                                      Name:
                                           ------------------------------------
                                      Title:
                                           ------------------------------------
ATTEST:


Name:
     --------------------------------
Title:
     --------------------------------


                                      Solely for purposes of Section 9.2
                                      of the Agreement:

                                      LIBERTY FINANCIAL COMPANIES, INC.

                                      By:
                                        ------------------------------------

                                      Name:
                                           ---------------------------------

                                      Title:
                                            --------------------------------


ATTEST:

Name:
     ------------------------------
Title:
      -----------------------------

                                                                      APPENDIX B
FUND INFORMATION


SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE OPPORTUNITIES FUND AND THE STEIN ROE TRUST, THE VALUE FUND AND TRUST VI, AND THE ALL-STAR FUND, AND SHARES OUTSTANDING OF THE GROWTH & INCOME FUND

     For each class of each Acquired Fund's shares and each Trust's shares entitled to vote at the Meetings, and for each class of the Growth & Income Fund's shares, the number of shares outstanding as of September 29, 2000 was as follows:

------------------------------------------------------------------------------------------------------------
                     FUND OR TRUST                          CLASS        NUMBER OF SHARES OUTSTANDING AND
                                                                                 ENTITLED TO VOTE
------------------------------------------------------------------------------------------------------------
Opportunities Fund                                            A                    14,114
------------------------------------------------------------------------------------------------------------
                                                              B                    64,928
------------------------------------------------------------------------------------------------------------
                                                              C                     3,876
------------------------------------------------------------------------------------------------------------
                                                              S                11,075,265
------------------------------------------------------------------------------------------------------------
                                                              Z                        38
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Stein Roe Trust                                                               130,357,064
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Value Fund                                                    A                   912,113
------------------------------------------------------------------------------------------------------------
                                                              B                 1,702,865
------------------------------------------------------------------------------------------------------------
                                                              C                   176,789
------------------------------------------------------------------------------------------------------------
                                                              Z                 1,190,367
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust VI                                                                       72,651,978
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
All-Star Fund                                                 A                   375,651
------------------------------------------------------------------------------------------------------------
                                                              B                 1,499,158
------------------------------------------------------------------------------------------------------------
                                                              C                   390,487
------------------------------------------------------------------------------------------------------------
                                                              Z                   199,907
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust IX                                                                        2,465,202
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Growth & Income Fund                                          A                15,676,399
------------------------------------------------------------------------------------------------------------
                                                              B                38,455,710
------------------------------------------------------------------------------------------------------------
                                                              C                 1,403,148
------------------------------------------------------------------------------------------------------------
                                                              Z                        52
------------------------------------------------------------------------------------------------------------


OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of the respective Trusts, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

-----------------------------------------------------------------------------------------------
                       NAME AND ADDRESS OF    NUMBER OF OUTSTANDING   PERCENTAGE OF OUTSTANDING
  FUND AND CLASS           SHAREHOLDER        SHARES OF CLASS OWNED    SHARES OF CLASS OWNED
-----------------------------------------------------------------------------------------------


OPPORTUNITIES FUND
CLASS A
                        Merrill Lynch Pierce Fenner & Smith         1,969.582     13.95%
                        For the Sole Benefit of its Customers
                        Attn: Fund Administration
                        4800 Deer Lake Drive E. 2nd Floor
                        Jacksonville, FL 32246-6484

                        Ricky E. Theobold TOD                       2,581.844     18.29%
                        Jennifer L. Theobold
                        Subject to STA TOD Rules
                        4141 Sweeney Lane
                        Hillsboro, OH 45133

                        Investors Bank & Trust Co. Custodian          940.557      6.66%
                        Thomas Hunt Terry III IRA
                        153 Red Oak
                        Seguin, TX 78155-7411

                        Leonard J. Rickelman                          810.458      5.74%
                        Bernice C. Rickelman
                        Leonard & Bernice Rickleman Rev Trust
                        U/A 3/19/1993
                        1365 250th Avenue
                        West Point, IA 52656-9218

                        Virginia M. Ladd                            1,194.659      8.46%
                        4036 Baronne Way
                        Memphis, TN 38117-2908

CLASS B
                        Merrill Lynch Pierce Fenner & Smith         5,354.224      8.25%
                        For the Sole Benefit of its Customers
                        Attn: Fund Administration
                        4800 Deer Lake Drive E. 2nd Floor
                        Jacksonville, FL 32246-6484

                        AG Edwards & Sons Inc. Custodian            4,208.596      6.48%
                        P.O. Box 360
                        West Point, NY 10997

CLASS C
                        Ann M. Cochran                                884.630     22.82%
                        P.O. Box 666
                        Fillmore, CA 93016-0666

                        Raymond James & Assoc., Inc. CSDN             366.647      9.45%
                        6145 Cumberland Ct.
                        Mentor, OH 44060


CLASS Z
                       Colonial Management Associates, Inc.                37.546        100.00%
                       Attn: Finance Department
                       One Financial Center
                       Boston, MA 02111-2621

VALUE FUND
CLASS A
                       Keyport Life Insurance Company                 353,105.445         38.71%
                       c/o Chris Westfall
                       125 High Street
                       Boston, MA 02111

                       Merrill Lynch Pierce Fenner & Smith             66,689.040          7.31%
                       4800 Deer Lake Drive E. 3rd Floor
                       Jacksonville, FL 32246

CLASS B
                       Merrill Lynch Pierce Fenner & Smith            127,630.269          7.50%
                       4800 Deer Lake Drive E. 3rd Floor
                       Jacksonville, FL 32246

CLASS C
                       Keyport Life Insurance Company                  34,228.114         19.36%
                       c/o Chris Westfall
                       125 High Street
                       Boston, MA 02111

                       Merrill Lynch Pierce Fenner & Smith             16,528.538          9.35%
                       4800 Deer Lake Drive E. 3rd Floor
                       Jacksonville, FL 32246

CLASS Z
                       Colonial Counselor Growth Portfolio            709,862.779         59.63%
                       c/o Christie McCullough
                       245 Summer Street
                       Boston, MA 02111

                       Colonial Counselor Select Balanced Portfolio   450,511.620         37.85%
                       c/o Christie McCullough
                       245 Summer Street
                       Boston, MA 02111

ALL-STAR FUND
CLASS A
                       Peter Stovall Cook Trustee                      20,621.624          5.49%
                       Peter Stovall Cook Living Trust
                       U/A 01/21/1999
                       1763 Las Gallinas
                       San Rafael, CA 94903

                       Rodney G. Island                                30,239.074          8.05%
                       P.O. Box 528
                       Redwood Valley, CA 95470


CLASS C
                        Russell J. Ohlson Trustee                 47,125.353      12.07%
                        The Russell J. Ohlson Trust
                        U/A 1/28/1994
                        P.O. Box 806
                        Bodega Bay, CA 94923

                        RGB Display Corp                          40,270.079      10.31%
                        22525 Kingston Lane
                        Grass Valley, CA 95949

CLASS Z
                        Liberty Asset Management Company         199,906.542     100.00%
                        Attn: Michael Santilli
                        600 Atlantic Avenue
                        Boston, MA 02210

GROWTH & INCOME FUND

CLASS C
                        Merrill Lynch Pierce Fenner & Smith       91,069.436       6.49%
                        For the Sole Benefit of its Customers
                        Attn: Fund Administration #970X8
                        4800 Deer Lake Drive E. 2nd Floor
                        Jacksonville, FL 32246-6484

                        Banc One Securities Corp                  93,538.117       6.67%
                        FBO The One Select Portfolio
                        733 Greencrest Drive
                        Westerville, OH 43081

CLASS Z
                        Colonial Management Associates, Inc.          52.015     100.00%
                        Attn: Finance Department
                        One Financial Center
                        Boston, MA 02111-2621


OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the above noted class of shares of the above noted Fund would own the following percentage of the Acquiring Fund upon consummation of the Acquisition:

--------------------------------------------------------------------------------
                                                       PERCENTAGE OF OUTSTANDING
                                                         SHARES OF CLASS OWNED
                          NAME AND ADDRESS OF            UPON CONSUMMATION OF
     FUND AND CLASS           SHAREHOLDER                    ACQUISITION
--------------------------------------------------------------------------------
OPPORTUNITIES FUND
CLASS A
-------
                         Merrill Lynch Pierce Fenner & Smith            0.02%
                         For the Sole Benefit of its Customers
                         Attn: Fund Administration
                         4800 Deer Lake Drive E. 2nd Floor
                         Jacksonville, FL 32246-6484

                         Ricky E. Theobold TOD                          0.02%
                         Jennifer L. Theobold
                         Subject to STA TOD Rules
                         4141 Sweeney Lane
                         Hillsboro, OH 45133

                         Investors Bank & Trust Co. Custodian           0.01%
                         Thomas Hunt Terry III IRA
                         153 Red Oak
                         Seguin, TX 78155-7411

                         Leonard J. Rickelman                           0.01%
                         Bernice C. Rickelman
                         Leonard & Bernice Rickleman Rev Trust
                         U/A 3/19/1993
                         1365 250th Avenue
                         West Point, IA 52656-9218

                         Virginia M. Ladd                               0.01%
                         4036 Baronne Way
                         Memphis, TN 38117-2908

CLASS B
-------
                         Merrill Lynch Pierce Fenner & Smith            0.02%
                         For the Sole Benefit of its Customers
                         Attn: Fund Administration
                         4800 Deer Lake Drive E. 2nd Floor
                         Jacksonville, FL 32246-6484

                         AG Edwards & Sons Inc. Custodian               0.01%
                         P.O. Box 360
                         West Point, NY 10997

CLASS C
-------
                         Ann M. Cochran                                 0.07%
                         P.O. Box 666
                         Fillmore, CA 93016-0666

                         Raymond James & Assoc., Inc. CSDN              0.02%
                         6145 Cumberland Ct.
                         Mentor, OH 44060

CLASS Z
-------
                         Colonial Management Associates, Inc.           0.01%
                         Attn: Finance Department
                         One Financial Center
                         Boston, MA 02111-2621

VALUE FUND
CLASS A
-------
                         Keyport Life Insurance Company                 1.23%
                         c/o Chris Westfall
                         125 High Street
                         Boston, MA 02111

                         Merrill Lynch Pierce Fenner & Smith            0.23%
                         4800 Deer Lake Drive E. 3rd Floor
                         Jacksonville, FL 32246

CLASS B
-------
                         Merrill Lynch Pierce Fenner & Smith            0.17%
                         4800 Deer Lake Drive E. 3rd Floor
                         Jacksonville, FL 32246

CLASS C
-------
                         Keyport Life Insurance Company                 1.08%
                         c/o Chris Westfall
                         125 High Street
                         Boston, MA 02111

                         Merrill Lynch Pierce Fenner & Smith            0.52%
                         4800 Deer Lake Drive E. 3rd Floor
                         Jacksonville, FL 32246

CLASS Z
-------
                         Colonial Counselor Growth Portfolio           50.27%
                         c/o Christie McCullough
                         245 Summer Street
                         Boston, MA 02111

                         Colonial Counselor Select Balanced Portfolio 31.90% c/o Christie McCullough
                         245 Summer Street
                         Boston, MA 02111


ALL-STAR FUND
CLASS A
-------
                         Peter Stovall Cook Trustee                     0.07%
                         Peter Stovall Cook Living Trust
                         U/A 01/21/1999
                         1763 Las Gallinas
                         San Rafael, CA 94903

                         Rodney G. Island                               0.11%
                         P.O. Box 528
                         Redwood Valley, CA 95470

CLASS C
-------
                         Russell J. Ohlson Trustee                      0.06%
                         The Russell J. Ohlson Trust
                         U/A 1/28/1994
                         P.O. Box 806
                         Bodega Bay, CA 94923

                         RGB Display Corp                               0.05%
                         22525 Kingston Lane
                         Grass Valley, CA 95949

CLASS Z
-------
                         Liberty Asset Management Company              14.61%
                         Attn: Michael Santilli
                         600 Atlantic Avenue
                         Boston, MA 02210

GROWTH & INCOME FUND
CLASS C
-------
                         Merrill Lynch Pierce Fenner & Smith            5.09%
                         For the Sole Benefit of its Customers
                         Attn: Fund Administration #970X8
                         4800 Deer Lake Drive E. 2nd Floor
                         Jacksonville, FL 32246-6484

                         Banc One Securities Corp                       5.22%
                         FBO The One Select Portfolio
                         733 Greencrest Drive
                         Westerville, OH 43081

CLASS Z
-------
                         Colonial Management Associates, Inc.           0.01%
                         Attn: Finance Department
                         One Financial Center
                         Boston, MA 02111-2621

INFORMATION CONCERNING EXECUTIVE OFFICERS

The following table sets forth certain information about the executive officers of each Fund:

EXECUTIVE OFFICER                                                                    YEAR OF ELECTION AS
NAME & AGE            OFFICE AND PRINCIPAL OCCUPATION (1)                            EXECUTIVE OFFICER
-----------------     -----------------------------------                            -------------------

Stephen E. Gibson     President of the Liberty Funds since June, 1998; Chairman of           1998
(46)                  the Board since July, 1998, Chief Executive Officer and
                      President since December, 1996 and Director, since July,
                      1996 of CMA (formerly Executive Vice President from
                      July, 1996 to December, 1996); Chairman of the Board,
                      Director, Chief Executive Officer and President of Liberty
                      Funds Group LLC (LFG) since December, 1998 (formerly
                      Director, Chief Executive Officer and President of The
                      Colonial Group, Inc. (TCG) from December, 1996 to
                      December, 1998); Director of Stein Roe & Farnham
                      Incorporated (SR&F) since September, 2000, President since
                      January, 2000 and Vice Chairman since August, 1998
                      (formerly Assistant Chairman and Executive Vice President
                      from August, 1998 to January, 2000) (formerly Managing
                      Director of Marketing of Putnam Investments, June, 1992 to
                      July, 1996.)

Pamela A. McGrath     Treasurer and Chief Financial Officer of the Liberty Funds and         1999
(46)                  Liberty All-Star Funds since April, 2000; Treasurer, Chief
                      Financial Officer and Vice President of LFG since
                      December, 1999; Chief Financial Officer, Treasurer and
                      Senior Vice President of CMA since December, 1999;
                      Director of Offshore Accounting for Putnam Investments
                      from May, 1998 to October, 1999; Managing Director of
                      Scudder Kemper Investments from October, 1984 to December,
                      1997.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION


The current Board of Trustees of the Liberty Mutual Funds received the following compensation from each Fund as of each Fund's fiscal year end(1):


--------------------------------------------------------------
                                                    GROWTH &
                            VALUE FUND            INCOME FUND
--------------------------------------------------------------

                              6/30/00               6/30/00
--------------------------------------------------------------
Mr. Bleasdale                 $700(2)              $5,278(3)
--------------------------------------------------------------
Ms. Collins                    635                  4,787
--------------------------------------------------------------
Mr. Grinnell                   661                  4,989
--------------------------------------------------------------
Mr. Lowry                      654                  4,931
--------------------------------------------------------------
Mr. Macera                     631                  4,761
--------------------------------------------------------------
Mr. Mayer                      661                  4,989
--------------------------------------------------------------
Mr. Moody                      666(4)               5,029(5)
---------------------------------------------------------------
Mr. Neuhauser                  671                  5,040
---------------------------------------------------------------
Mr. Stitzel                    638                  4,809
---------------------------------------------------------------
Ms. Verville                   630(6)               4,748(7)
---------------------------------------------------------------

The current Board of Trustees of the Liberty Mutual Funds received the following compensation from the All-Star Fund as of the Fund's fiscal year end:

--------------------------------------------
                         ALL-STAR FUND(8)
--------------------------------------------

                            12/31/99
--------------------------------------------
Mr. Grinnell                $2,549
--------------------------------------------
Mr. Lowry                    2,549
--------------------------------------------
Mr. Mayer                    2,549
--------------------------------------------
Ms. Neuhauser                2,549
--------------------------------------------


The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.


----------------------------------------------------------
     TRUSTEE                  TOTAL COMPENSATION
----------------------------------------------------------
Mr. Bleasdale                       $103,000(9)
----------------------------------------------------------
Ms. Collins                           96,000
----------------------------------------------------------
Mr. Grinnell                         100,000
----------------------------------------------------------
Mr. Lowry                             97,000
----------------------------------------------------------
Mr. Macera                            95,000
----------------------------------------------------------
Mr. Mayer                            101,000
----------------------------------------------------------
Mr. Moody                             91,000(10)
----------------------------------------------------------
Mr. Neuhauser                        101,252
----------------------------------------------------------
Mr. Stitzel                           95,000
----------------------------------------------------------
Ms. Verville                          96,000(11)
----------------------------------------------------------

For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

                                      Total Compensation From Liberty
                                      All-Star Funds For The Calendar
Trustee                               Year Ended December 31, 1999 (12)
-------                               ---------------------------------
Robert J. Birnbaum                                 $25,000
James E. Grinnell                                   25,000
Richard W. Lowry                                    25,000
William E. Mayer                                    25,000
John J. Neuhauser                                   25,000


The current Board of Trustees of the Stein Roe Trust received the following compensation from the Fund as of the Fund's fiscal year end:

--------------------------------------------
                            OPPORTUNITIES
                                FUND
--------------------------------------------

                              9/30/00
--------------------------------------------
Mr. Bacon                   $1,300
--------------------------------------------
Mr. Boyd                     1,400
--------------------------------------------
Mr. Hacker                   1,300
--------------------------------------------
Ms. Kelly                    1,300
--------------------------------------------
Mr. Nelson                   1,200
--------------------------------------------
Mr. Theobald                 1,200
--------------------------------------------

--------------------------------------
(1) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(2)    Includes $345 payable in later years as deferred compensation.
(3)    Includes $2,576 payable in later years as deferred compensation.
(4) Total compensation of $666 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(5) Total compensation of $5,029 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(6) Total compensation of $630 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(7) Total compensation of $4,748 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.
(8) Liberty Funds Trust IX, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., each of which has the same Board of Trustees, pay aggregate Trustees' fees of $25,000 per annum, assuming a minimum of four meetings are held and attended, one-third of which is allocated among the three funds on a per fund basis and the remaining two-thirds of which is allocated based on net assets.
(9)    Includes $52,000 payable in later years as deferred compensation.
(10) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(11) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(12) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the
       Advisor of each Fund).

The following table sets forth the total compensation paid to each Trustee by the Stein Roe Funds for the fiscal year ended September 30, 1999.


----------------------------------------------------------
     TRUSTEE               TOTAL COMPENSATION(13)
----------------------------------------------------------
Mr. Bacon                     $117,850
----------------------------------------------------------
Mr. Boyd                       104,100
----------------------------------------------------------
Mr. Hacker                      93,900
----------------------------------------------------------
Ms. Kelly                      103,400
----------------------------------------------------------
Mr. Nelson                     103,900
----------------------------------------------------------
Mr. Theobald                   103,400
----------------------------------------------------------



(13) At September 30, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, Five Series of Liberty Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                                                                      Appendix C
                                                                      ----------


Capitalization

The following table shows on an unaudited basis the capitalization of each of the Opportunities Fund, the Value Fund, the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of each Acquired Fund by the Growth & Income Fund at net asset value as of that date:


                              Opportunities      Value         All-Star    Growth & Income     Pro Forma       Pro Forma
                                  Fund            Fund           Fund           Fund          Adjustments (1) Combined (2)
Class A
Net asset value              $    259,166    $ 10,441,098    $  4,299,897    $309,356,714         (88,871)    $324,268,004
Shares outstanding                  9,814         920,529         368,742      15,017,711        (575,631)      15,741,165
Net asset value per share    $      26.41    $      11.34    $      11.66    $      20.60                     $      20.60

Class B
Net asset value              $  1,269,238    $ 19,380,181    $ 16,346,839    $822,643,366        (236,071)    $859,403,553
Shares outstanding                 48,240       1,714,187       1,415,688      41,382,562      (1,331,122)      43,229,555
Net asset value per share    $      26.31    $      11.31    $      11.55    $      19.88                     $      19.88

Class C
Net asset value              $     75,057    $  1,934,018    $  4,524,072    $ 29,281,763         (14,477)    $ 35,800,433
Shares outstanding                  2,853         171,022         391,868       1,465,147        (239,972)       1,790,918
Net asset value per share    $      26.31    $      11.31    $      11.54    $      19.99                     $      19.99

Class Z
Net asset value              $      1,004    $ 13,687,128    $  2,338,265    $      1,077         (13,961)    $ 16,013,513
Shares outstanding                     38       1,206,557         199,907              52        (633,328)         773,226
Net asset value per share    $      26.42    $      11.34    $      11.70    $      20.71                     $      20.71

Class S (3)
Net asset value              $306,223,844                                                         (71,396)    $306,152,448
Shares outstanding             11,601,266                                                       3,185,013       14,786,279
Net asset value per share    $      26.40                                                                     $      20.71

(1) Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770, $36,365, $35,389 and $281,253 to be borne by the Opportunities Fund, the Value Fund, the All-Star Fund and the Growth & Income Fund respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) Opportunities Fund shares will be exchanged for new Class S shares of the Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Opportunities Fund, the Value Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of only the assets and liabilities of the Opportunities Fund and the Value Fund by the Growth & Income Fund at net asset value as of that date:

                             Opportunities       Value        Growth & Income    Pro Forma         Pro Forma
                                  Fund           Fund               Fund         Adjustments (1)  Combined (2)
Class A
Net asset value              $    259,166    $ 10,441,098       $309,356,714         (83,339)    $319,973,639
Shares outstanding                  9,814         920,529         15,017,711        (415,353)      15,532,701
Net asset value per share    $      26.41    $      11.34       $      20.60                     $      20.60

Class B
Net asset value              $  1,269,238    $ 19,380,181       $822,643,366        (215,042)    $843,077,743
Shares outstanding                 48,240       1,714,187         41,382,562        (736,652)      42,408,337
Net asset value per share    $      26.31    $      11.31       $      19.88                     $      19.88

Class C
Net asset value              $     75,057    $  1,934,018       $ 29,281,763          (8,657)    $ 31,282,181
Shares outstanding                  2,853         171,022          1,465,147         (74,131)       1,564,891
Net asset value per share    $      26.31    $      11.31       $      19.99                     $      19.99

Class Z
Net asset value              $      1,004    $ 13,687,128       $      1,077         (10,953)    $ 13,678,256
Shares outstanding                     38       1,206,557                 52        (546,181)         660,466
Net asset value per share    $      26.42    $      11.34       $      20.71                     $      20.71

Class S (3)
Net asset value              $306,223,844                                            (71,396)    $306,152,448
Shares outstanding             11,601,266                                          3,185,013       14,786,279
Net asset value per share    $      26.40                                                        $      20.71

(1) Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting legal and other costs of the reorganization of $71,770, $36,365 and $281,253 to be born by Liberty Value Opportunities Fund, Liberty Value Fund and Liberty Growth & Income Fund respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) Opportunities Fund shares will be exchanged for new Class S shares of the Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Opportunities Fund, the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of only the assets and liabilities of the Opportunities Fund and the All-Star Fund by the Growth & Income Fund at net asset value as of that date:

                              Opportunities       All-Star    Growth & Income      Pro Forma        Pro Forma
                                   Fund             Fund           Fund            Adjustments (1) Combined (2)
Class A
Net asset value               $    259,166     $  4,299,897     $309,356,714          (80,516)     $313,835,261
Shares outstanding                   9,814          368,742       15,017,711         (161,546)       15,234,721
Net asset value per share     $      26.41     $      11.66     $      20.60                       $      20.60

Class B
Net asset value               $  1,269,238     $ 16,346,839     $822,643,366         (220,562)     $840,038,881
Shares outstanding                  48,240        1,415,688       41,382,562         (591,013)       42,255,477
Net asset value per share     $      26.31     $      11.55     $      19.88                       $      19.88

Class C
Net asset value               $     75,057     $  4,524,072     $ 29,281,763          (12,929)     $ 33,867,963
Shares outstanding                   2,853          391,868        1,465,147         (165,622)        1,694,246
Net asset value per share     $      26.31     $      11.54     $      19.99                       $      19.99

Class Z
Net asset value               $      1,004     $  2,338,265     $      1,077           (3,008)     $  2,337,338
Shares outstanding                      38          199,907               52          (87,137)          112,860
Net asset value per share     $      26.42     $      11.70     $      20.71                       $      20.71

Class S (3)
Net asset value               $306,223,844                                            (71,396)     $306,152,448
Shares outstanding              11,601,266                                          3,185,013        14,786,279
Net asset value per share     $      26.40                                                         $      20.71

(1) Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770, $35,389, and $281,253 to be borne by the Opportunities Fund, the All-Star Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) Opportunities Fund shares will be exchanged for new Class S shares of the Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Value Fund, the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of only the assets and liabilities of the Value Fund and the All-Star Fund by the Growth & Income Fund at net asset value as of that date:

                                    Value         All-Star    Growth & Income      Pro Forma        Pro Forma
                                    Fund            Fund            Fund          Adjustments (1)  Combined (2)
Class A
Net asset value               $ 10,441,098     $  4,299,897     $309,356,714          (88,811)     $324,008,898
Shares outstanding                 920,529          368,742       15,017,711         (578,395)       15,728,587
Net asset value per share     $      11.34     $      11.66     $      20.60                       $      20.60

Class B
Net asset value               $ 19,380,181     $ 16,346,839     $822,643,366         (235,775)     $858,134,611
Shares outstanding               1,714,187        1,415,688       41,382,562       (1,346,712)       43,165,725
Net asset value per share     $      11.31     $      11.55     $      19.88                       $      19.88

Class C
Net asset value               $  1,934,018     $  4,524,072     $ 29,281,763          (14,460)     $ 35,725,393
Shares outstanding                 171,022          391,868        1,465,147         (240,874)        1,787,163
Net asset value per share     $      11.31     $      11.54     $      19.99                       $      19.99

Class Z
Net asset value               $ 13,687,128     $  2,338,265     $      1,077          (13,961)     $ 16,012,509
Shares outstanding               1,206,557          199,907               52         (633,337)          773,179
Net asset value per share     $      11.34     $      11.70     $      20.71                       $      20.71

(1) One time proxy, accounting, legal and other costs of the reorganization of $36,365, $35,389 and $281,253 to be borne by the Value Fund, the All-Star Fund and the Growth & Income Fund respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Opportunities Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of only the assets and liabilities of the Opportunities Fund by the Growth & Income Fund at net asset value as of that date:

                               Opportunities   Growth & Income        Pro Forma        Pro Forma
                                     Fund            Fund            Adjustments (1)  Combined (2)
Class A
Net asset value                $    259,166      $309,356,714           (74,984)      $309,540,896
Shares outstanding                    9,814        15,017,711            (1,268)        15,026,257
Net asset value per share      $      26.41      $      20.60                         $      20.60

Class B
Net asset value                $  1,269,238      $822,643,366          (199,533)      $823,713,071
Shares outstanding                   48,240        41,382,562             3,457         41,434,259
Net asset value per share      $      26.31      $      19.88                         $      19.88

Class C
Net asset value                $     75,057      $ 29,281,763            (7,109)      $ 29,349,711
Shares outstanding                    2,853         1,465,147               220          1,468,220
Net asset value per share      $      26.31      $      19.99                         $      19.99

Class Z
Net asset value                $      1,004      $      1,077                 0       $      2,081
Shares outstanding                       38                52                10                100
Net asset value per share      $      26.42      $      20.71                         $      20.71

Class S (3)
Net asset value                $306,223,844                             (71,396)      $306,152,448
Shares outstanding               11,601,266                           3,185,013         14,786,279
Net asset value per share      $      26.40                                           $      20.71

(1) Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770 and $281,253 to be borne by the Opportunities Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of the Opportunities Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) Opportunities Fund shares will be exchanged for new Class S shares of the Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of only the assets and liabilities of the All-Star Fund by the Growth & Income Fund at net asset value as of that date:

                                  All-Star     Growth & Income       Pro Forma         Pro Forma
                                    Fund             Fund            Adjustments (1)   Combined (2)
Class A
Net asset value                $  4,299,897      $309,356,714           (80,456)      $313,576,155
Shares outstanding                  368,742        15,017,711          (164,310)        15,222,143
Net asset value per share      $      11.66      $      20.60                         $      20.60

Class B
Net asset value                $ 16,346,839      $822,643,366          (220,266)      $838,769,939
Shares outstanding                1,415,688        41,382,562          (606,603)        42,191,647
Net asset value per share      $      11.55      $      19.88                         $      19.88

Class C
Net asset value                $  4,524,072      $ 29,281,763           (12,912)      $ 33,792,923
Shares outstanding                  391,868         1,465,147          (166,524)         1,690,491
Net asset value per share      $      11.54      $      19.99                         $      19.99

Class Z
Net asset value                $  2,338,265      $      1,077            (3,008)      $  2,336,334
Shares outstanding                  199,907                52           (87,147)           112,812
Net asset value per share      $      11.70      $      20.71                         $      20.71

(1) One time proxy, accounting, legal and other costs of the reorganization of $35,389 and $281,253 to be borne by the All-Star Fund and the Growth & Income Fund respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of the All-Star Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Value Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of only the assets and liabilities of the Value Fund by the Growth & Income Fund at net asset value as of that date:

                                    Value       Growth & Income      Pro Forma         Pro Forma
                                    Fund            Fund             Adjustments (1)  Combined (2)
Class A
Net asset value                $ 10,441,098      $309,356,714           (83,279)      $319,714,533
Shares outstanding                  920,529        15,017,711          (418,117)        15,520,123
Net asset value per share      $      11.34      $      20.60                         $      20.60

Class B
Net asset value                $ 19,380,181      $822,643,366          (214,746)      $841,808,801
Shares outstanding                1,714,187        41,382,562          (752,242)        42,344,507
Net asset value per share      $      11.31      $      19.88                         $      19.88

Class C
Net asset value                $  1,934,018      $ 29,281,763            (8,640)      $ 31,207,141
Shares outstanding                  171,022         1,465,147           (75,031)         1,561,138
Net asset value per share      $      11.31      $      19.99                         $      19.99

Class Z
Net asset value                $ 13,687,128      $      1,077           (10,953)      $ 13,677,252
Shares outstanding                1,206,557                52          (546,191)           660,418
Net asset value per share      $      11.34      $      20.71                         $      20.71

(1) One time proxy, accounting, legal and other costs of the reorganization of $36,365 and $281,253 to be borne by the Value Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of the Value Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

                                                                      APPENDIX D

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF JUNE 30, 2000
                          LIBERTY GROWTH & INCOME FUND

PORTFOLIO MANAGEMENT REPORT

MAINTAINED STRATEGY IN A CHALLENGING ENVIRONMENT

     For the 12-month period ended June 30, 2000, the Fund's Class A shares had a total return of 1.43%, not including the sales charge. This return was much better than comparable large capitalization value funds ranked by Morningstar
(TM), which earned a return of negative 5.21% for the same period. Both the Fund and its peer group lagged the S&P 500 Index, which had a total return of 7.24% for the 12 months.

     The past year again proved challenging for the disciplined investment style we employ. Our focus continues to be on finding stocks within the S&P 500 Index with strong potential for return that offer currently attractive prices. Our bias toward value stocks proved to be out of favor through most of the year. Also, the Fund's highly diversified approach, investing in each segment of the S&P 500 Index without placing major emphasis in a particular sector, prevented us from taking full advantage of the most attractive areas of the market. In the first half of the fiscal year, technology stocks again proved to be the dominant force. Those stocks slowed their pace early in 2000, but by then, the market as a whole pulled back a bit from the significant rise it has enjoyed in recent years.

HELPED BY GOOD STOCK SELECTION

     The Fund's return benefited from our disciplined investment strategy and our ability to identify and purchase some of the best stocks within different industries represented in the S&P 500 Index. Another reason we were able to maintain solid performance in this difficult environment was a slightly heavier-than-average weighting in energy and semiconductor stocks.

FINANCIAL STOCKS SUFFER DUE TO RATE HIKES

     One of the most significant trends of the past year was that the Federal Reserve raised short-term interest rates by 1.5%. This led to volatility for most of the bond market, and the interest rate hikes had a negative effect on financial companies. The bottom line of these firms can be negatively affected by rising interest rates, and the upward trend in rates generally drove investors away from stocks of financial firms, depressing their prices.

A PERIOD OF MODEST EXPECTATIONS

     Many investors may have come to expect the markets to continue to deliver double-digit returns, which has been the case for several years. There has been an unprecedented run of strength, but it appears that, for the near term, it may make sense to maintain more modest expectations. The first half of 2000 was generally a difficult period for stocks, notable for extreme market volatility. While we anticipate that the volatility will continue, we expect the environment to improve slightly for stocks through the rest of 2000. The Federal Reserve appears to be finished raising interest rates for now, assuming their efforts to date are successful in slowing economic growth and keeping inflation under control. If that scenario occurs, investors are likely to breathe easier. However, the sustained bull run in the stock market has resulted in high stock prices relative to company earnings. This adds a certain amount of risk to the environment. We believe the best way to cope with that risk is to maintain a broadly diversified portfolio, a strategy we will continue to employ in this Fund.

Effective August 1, 2000, HARVEY B. HIRSHHORN and SCOTT SCHERMERHORN became managers of the Fund, replacing Mark Stoeckle. Mr. Hirschhorn and Mr. Schermerhorn are senior vice presidents of Colonial Management Associates, Inc.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass. An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower rated bonds, and foreign, political and economic developments also may affect Fund performance.

PERFORMANCE INFORMATION

GROWTH AND INCOME FUND'S INVESTMENT PERFORMANCE VS. STANDARD & POOR'S 500 INDEX


              PERFORMANCE OF A $10,000 INVESTMENT 7/1/92 - 6/30/00

                      LGIF without      LGIF with
                      sales charge     sales charge   S&P 500 Index
         ----------------------------------------------------------
         07/01/92       $10,000         $ 9,425         $10,000
         07/31/92        10,421           9,821          10,408
         08/31/92        10,140           9,557          10,195
         09/31/92        10,210           9,623          10,315
         10/31/92        10,289           9,698          10,351
         11/30/92        10,660          10,047          10,703
         12/31/92        10,957          10,327          10,834
         01/31/93        11,088          10,450          10,925
         02/28/93        11,078          10,441          11,074
         03/31/93        11,599          10,932          11,307
         04/30/93        11,359          10,706          11,034
         05/31/93        11,750          11,074          11,328
         06/30/93        11,891          11,207          11,361
         07/31/93        11,790          11,112          11,316
         08/31/93        12,232          11,529          11,745
         09/30/93        12,413          11,699          11,654
         10/31/93        12,494          11,775          11,895
         11/30/93        12,283          11,576          11,782
         12/31/93        12,512          11,793          11,925
         01/31/94        12,770          12,036          12,331
         02/28/94        12,471          11,754          11,996
         03/31/94        12,017          11,326          11,474
         04/30/94        12,038          11,345          11,621
         05/31/94        12,182          11,482          11,811
         06/30/94        11,896          11,212          11,521
         07/31/94        12,144          11,446          11,899
         08/31/94        12,684          11,954          12,386
         09/30/94        12,528          11,807          12,084
         10/31/94        12,694          11,964          12,355
         11/30/94        12,297          11,573          11,905
         12/31/94        12,469          11,752          12,081
         01/31/95        12,781          12,046          12,394
         02/28/95        13,382          12,612          12,876
         03/31/95        13,704          12,916          13,256
         04/30/95        14,005          13,199          13,646
         05/31/95        14,583          13,744          14,190
         06/30/95        14,851          13,997          14,519
         07/31/95        15,332          14,451          15.000
         08/31/95        15,244          14,367          15,037
         09/30/95        15,769          14,863          15,672
         10/31/95        15,669          14,768          15,616
         11/30/95        16,240          15,307          16,300
         12/31/95        16,148          15,219          16,614
         01/31/96        16,585          15,632          17,179
         02/29/96        16,852          15,883          17,339
         03/31/96        16,864          15,895          17,505
         04/30/96        17,483          16,478          17,763
         05/31/96        17,920          16,890          18,219
         06/30/96        17,650          16,635          18,288
         07/31/96        16,698          15,738          17,480
         08/31/96        17,223          16,232          17,849
         09/30/96        17,979          16,945          18,852
         10/31/96        18,443          17,382          19,372
         11/30/96        19,796          18,658          20,835
         12/31/96        19,325          18,214          20,422
         01/31/97        20,651          19,463          21,697
         02/28/97        20,690          19,500          21,868
         03/31/97        19,960          18,812          20,972
         04/30/97        21,167          19,950          22,222
         05/31/97        22,427          21,137          23,579
         06/30/97        23,319          21,978          24,629
         07/31/97        25,446          23,983          26,587
         08/31/97        24,489          23,081          25,098
         09/30/97        25,858          24,371          26,471
         10/31/97        24,622          23,206          25,587
         11/30/97        25,553          24,084          26,771
         12/31/97        26,123          24,621          27,232
         01/31/98        26,392          24,874          27,531
         02/28/98        28,311          26,683          29,516
         03/31/98        29,703          27,995          31,028
         04/30/98        29,689          27,981          31,344
         05/31/98        28,926          27,262          30,805
         06/30/98        30,004          28,279          32,056
         07/31/98        29,464          27,770          31,716
         08/31/98        24,700          23,280          27,133
         09/30/98        25,794          24,311          28,872
         10/31/98        27,922          26,317          31,216
         11/30/98        29,645          27,940          33,108
         12/31/98        31,362          29,558          35,015
         01/31/99        32,193          30,342          36,479
         02/28/99        30,847          29,073          35,344
         03/31/99        31,865          30,033          36,758
         04/30/99        32,741          30,859          38,181
         05/31/99        32,286          30,430          37,280
         06/30/99        34,197          32,231          39,341
         07/31/99        33,305          31,390          38,118
         08/31/99        32,929          31,035          37,927
         09/30/99        31,677          29,856          36,888
         10/31/99        33,008          31,110          39,223
         11/30/99        33,367          31,449          40,019
         12/31/99        34,939          32,930          42,372
         01/31/00        33,070          31,168          40,245
         02/29/00        31,790          29,962          39,485
         03/31/00        35,360          33,327          43,346
         04/30/00        35,360          33,327          42,042
         05/31/00        35,123          33,104          41,180
         06/30/00        34,688          32,693          42,193

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                      A                           B                           C                   Z
Inception Date                7/1/92                       7/1/92                     7/1/94              1/11/99
-----------------------------------------------------------------------------------------------------------------
                      Without        With          Without       With          Without       With          Without
                      sales          sales         sales         sales         sales         sales         sales
                      charge         charge        charge        charge        charge        charge        charge
1 year                1.43%          -4.40%        0.64%         -4.03%        0.68%         -0.25%        1.72%
5 years               18.49%         17.10%        17.59%        17.38%        17.59%        17.59%        18.60%
Life of Fund          16.81%         15.95%        15.91%        15.91%        15.92%        15.92%        16.88%

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes C and Z share performance information includes returns of the Fund's Class B and Class A shares respectively (as their expense structure more closely resembles that of the newer classes) for periods prior to the inception of the newer classes. Share class returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been different.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 7/1/92 -
6/30/00


                                         With Sales Charge            Without Sales Charge
                                         -----------------            --------------------

             Class A                          $32,693                      $34,688
             Class B                          $32,606                      $32,606
             Class C                          $32,626                      $32,626
             Class Z                               --                      $34,849


NET ASSET VALUE PER SHARE
             Class A                        $20.60
             Class B                        $19.88
             Class C                        $19.99
             Class Z                        $20.70

DISTRIBUTIONS DECLARED PER SHARE (7/1/99 - 6/30/00)
             Class A                        $1.500
             Class B                        $1.500
             Class C                        $1.500
             Class Z                        $1.500

HOLDINGS

TOP 10 HOLDINGS AS OF 6/30/00

       General Electric                                           2.9%
       Citigroup                                                  2.7%
       Intel                                                      2.7%
       Cisco Systems                                              2.5%
       Exxon Mobil                                                2.5%
       Pfizer                                                     1.6%
       Sbc Communications                                         1.5%
       Royal Dutch Petroleum                                      1.3%
       American Int'l Group                                       1.3%
       IBM                                                        1.2%

Holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.

SECTOR BREAKDOWNS AS OF 6/30/00

         Technologies:                      22.2%
         Financials:                        19.0%
         Consumer Staples:                  10.4%
         Energy:                            10.3%
         Healthcare:                         9.6%
         Capital Goods:                      8.4%
         Comm. Services:                     6.6%
         Consumer Cyclical:                  6.0%
         Basic Materials:                    3.4%
         Utilities:                          2.6%
         Transportation:                     1.5%

The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sector allocations in the future.

                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111


Dear Shareholder:

Your Fund will hold a special meeting on December 19, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined prospectus/proxy statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios. Please review the enclosed prospectus/proxy statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

Please take a few moments to review the details of each proposal. If you have any questions regarding the combined prospectus/proxy statement, please feel free to call the contact number listed in the enclosed prospectus/proxy statement.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President
November 8, 2000
[Job Code]

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                                DECEMBER 19, 2000

                             LIBERTY FUNDS TRUST II
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

                         STEIN ROE SMALL CAP TIGER FUND

         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Stein Roe Small Cap Tiger Fund will be held at 10:00 a.m. on Tuesday, December 19, 2000, at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111 for these purposes:

         1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Stein Roe Small Cap Tiger Fund to, and the assumption of all of the liabilities of the Stein Roe Small Cap Tiger Fund by, the Liberty Newport Asia Pacific Fund in exchange for shares of the Liberty Newport Asia Pacific Fund and the distribution of such shares to the shareholders of the Stein Roe Small Cap Tiger Fund in complete liquidation of the Stein Roe Small Cap Tiger Fund.

         2.       To elect eleven Trustees.

         3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                        By order of the Board of Trustees,


                                        William J. Ballou, Assistant Secretary

November 8, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

COMBINED PROSPECTUS AND PROXY STATEMENT
NOVEMBER 8, 2000

ACQUISITION OF THE ASSETS AND LIABILITIES OF
LIBERTY NEWPORT TIGER CUB FUND CLASSES A, B AND C AND
STEIN ROE SMALL CAP TIGER FUND CLASS S
c/o Liberty Funds Trust II
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

BY AND IN EXCHANGE FOR SHARES OF
LIBERTY NEWPORT ASIA PACIFIC FUND
c/o Liberty Funds Trust VI
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

TABLE OF CONTENTS

Synopsis.......................................................................
Proposal 1 - Acquisition of the Liberty Newport Tiger Cub Fund Classes A, B
             and C and the Stein Roe Small Cap Tiger Fund Class S by the Liberty
             Newport Asia Pacific Fund.........................................
     Principal Investment Risks................................................
     Information about the Acquisition.........................................
Proposal 2 - Election of Trustees..............................................
General........................................................................
     Voting Information........................................................
Appendix A - Agreement and Plan of Reorganization..............................
Appendix B - Fund Information..................................................
Appendix C - Capitalization....................................................
Appendix D - Management's Discussion of Fund Performance for the Liberty
             Newport Asia Pacific Fund.........................................

         This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Newport Tiger Cub Fund Class A, B and C shares and the Stein Roe Small Cap Tiger Fund Class S Shares (collectively, the "Tiger Cub Fund") by the Liberty Newport Asia Pacific Fund (the "Asia Pacific Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Tiger Cub Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 19, 2000, at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston,

Massachusetts 02111. Please read this Prospectus/Proxy Statement and keep it for future reference.

         Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Tiger Cub Fund by the Asia Pacific Fund (the "Acquisition"). If the Acquisition occurs, you will become a shareholder of the Asia Pacific Fund. The Asia Pacific Fund seeks long-term growth. If the Agreement and Plan of Reorganization is approved by the shareholders of the Tiger Cub Fund and the Acquisition occurs, the Tiger Cub Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Asia Pacific Fund in exchange for shares of the same class (with the exception of Class S shares of the Tiger Cub Fund which will be exchanged for Class Z shares of the Asia Pacific Fund) with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Tiger Cub Fund will be distributed pro rata to its shareholders of the same class.

         Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust II ("Trust II"), of which the Tiger Cub Fund is a series.

         Please review the enclosed Prospectuses and Annual Report of the Asia Pacific Fund. Each of these documents is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

         - The Prospectuses of the Tiger Cub Fund dated January 1, 2000, as supplemented on December 28, 1999, July 14, 2000 and August 1, 2000, regarding Class A, B and C shares; and dated January 1, 2000, as revised on May 1, 2000, regarding Class S shares.

         - The Statement of Additional Information of the Tiger Cub Fund dated January 1, 2000, as revised on April 6, 2000 and as supplemented on July 14, 2000 and August 21, 2000, regarding Class A, B and C shares; and dated January 1, 2000, as revised on May 1, 2000 and as supplemented on August 21, 2000, regarding Class S shares.

         - The Statement of Additional Information of the Asia Pacific Fund dated November 1, 1999, as supplemented on June 23, 2000 and August 21, 2000.

         - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Tiger Cub Fund dated August 31, 1999.

         - The financial statements included in the Tiger Cub Fund's Semi-Annual Report to Shareholders dated February 29, 2000.

         - The Statement of Additional Information of the Asia Pacific Fund dated November 8, 2000 relating to the Acquisition.

         The Tiger Cub Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Tiger Cub Fund and Asia Pacific Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE ASIA PACIFIC FUND OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SYNOPSIS

         THE FOLLOWING QUESTIONS AND RESPONSES PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE, AS THIS SECTION IS ONLY A SYNOPSIS OF THE COMPLETE DOCUMENT.

1.       WHAT IS BEING PROPOSED?

         First, the Trustees of the Funds are recommending in Proposal 1 that the Asia Pacific Fund acquire the Tiger Cub Fund. This means that the Asia Pacific Fund would acquire all of the assets and liabilities of the Tiger Cub Fund in exchange for shares of the Asia Pacific Fund representing the aggregate net asset value of the Tiger Cub Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Asia Pacific Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 16, 2001.

         In addition, the Trustees of the Tiger Cub Fund are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.       WHY IS THE ACQUISITION BEING PROPOSED?

         The Trustees of Tiger Cub Fund recommend approval of the Acquisition because it offers shareholders of the Fund an investment in a fund with similar investment goals and the economies of scale of a larger fund including a reduction in the fees and expenses of the Fund. In reviewing the Acquisition, the Trustees also considered that it is unlikely the Tiger Cub Fund will achieve scale through internal growth and considered the tax-free nature of the Acquisition as opposed to other alternatives for the Funds and for shareholders and other tax considerations. Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

         SHAREHOLDERS OF THE TIGER CUB FUND SHOULD NOTE THAT THE ASIA PACIFIC FUND INVESTS PRIMARILY IN "LARGE CAP" STOCKS, NOT "SMALL CAP" STOCKS LIKE THE TIGER CUB FUND.


3. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE ASIA PACIFIC FUND IF THE ACQUISITION OCCURS?

         You will receive the same class of shares of the Asia Pacific Fund that you currently own in the Tiger Cub Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE TIGER CUB FUND AND THE ASIA PACIFIC FUND COMPARE?

                  This table shows the investment goals and primary investment strategies of each Fund:

         ---------------------------------------------------------------------------------------------------
                       TIGER CUB FUND                                       ASIA PACIFIC FUND
         ---------------------------------------------------------------------------------------------------
         INVESTMENT GOAL:  The Tiger Cub Fund seeks            INVESTMENT GOAL:  The Asia Pacific Fund
         capital appreciation.                                 seeks long-term growth.
         ---------------------------------------------------------------------------------------------------
         PRIMARY INVESTMENT STRATEGIES:                        PRIMARY INVESTMENT STRATEGIES:
         The Tiger Cub Fund seeks to achieve its               The Asia Pacific Fund seeks to achieve its
         goal as follows:                                      goal as follows:
         -   The Fund invests primarily in                     -   The Fund invests at least 80% of
             stocks of companies located in the ten                total assets in stocks of companies
             Tiger countries of Asia.                              whose principal activities are in Asia
         -   The Fund generally purchases                          or the Pacific Basin with a
             stocks of well-established smaller cap                significant portion in Japan and Hong
             companies with histories of consistent                Kong.
             earnings growth in industries with                -   The Fund invests in stocks of
             attractive or improving prospects.                    companies of any size, whose earnings
         -   The Fund invests at least 65% of                      the advisor believes are in a strong
             total assets in small cap companies                   growth trend or are undervalued.
             (defined as stocks with market caps
             under $2.8 billion at the time of
             purchase).
         -   The Fund invests up to 35% of
             total assets in large cap companies.


                  The investment policies of the Tiger Cub Fund and the Asia Pacific Fund are substantially similar except that the Asia Pacific Fund is a non-diversified fund, while the Tiger Cub Fund is diversified.

5. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

         The following tables allow you to compare the sales charges and management fees and expenses of the Tiger Cub Fund and the Asia Pacific Fund and to analyze the estimated expenses that Newport Fund Management, Inc. ("Newport"), advisor to the Asia Pacific Fund, expects the combined fund to bear in the first year following the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Tiger Cub Fund for its last fiscal year ended August 31, 1999 and by the Asia Pacific Fund for its last fiscal year ended June 30, 2000.

SHAREHOLDER FEES(1)
(paid directly from your investment)


                                                TIGER CUB FUND                                 ASIA PACIFIC FUND
                                                --------------                                 -----------------
                                   CLASS A    CLASS B    CLASS C    CLASS S     CLASS A    CLASS B    CLASS C   CLASS S  CLASS Z
Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)             5.75        0.00       0.00        0.00      5.75        0.00       0.00      0.00     0.00
---------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                             1.00(2)     5.00       1.00        0.00      1.00(2)     5.00       1.00      0.00     0.00
---------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount redeemed,
if applicable)                       (3)        (3)        (3)        (3)         (3)        (3)        (3)       (3)      (3)


--------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(3) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                              TIGER CUB FUND                           ASIA PACIFIC FUND
                                              --------------                           -----------------
                                  CLASS A   CLASS B   CLASS C   CLASS S   CLASS A   CLASS B   CLASS C  CLASS S  CLASS Z
Management fee (%)                  1.40      1.40      1.40      1.40      1.25      1.25      1.25     1.25     1.25
------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees(%)                             0.25      1.00      1.00      0.00      0.25      1.00      1.00     0.00     0.00
------------------------------------------------------------------------------------------------------------------------
Other expenses(6) (%)               1.95      1.95      1.95      1.95      1.61      1.61      1.61     1.61     1.61
------------------------------------------------------------------------------------------------------------------------
Total annual fund operating
expenses (4)(5) (%)                 3.60      4.35      4.35      3.35      3.11      3.86      3.86     2.86     2.86


                                         ASIA PACIFIC FUND (PRO FORMA COMBINED)
                                  CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
Management fee (%)                  1.25       1.25       1.25       1.25       1.25
--------------------------------------------------------------------------------------
Distribution and service (12b-1)    0.25       1.00       1.00       0.00       0.00
fees (%)
--------------------------------------------------------------------------------------
Other expenses (%)                  0.94       0.94       0.94       0.94       0.94
--------------------------------------------------------------------------------------
Total annual fund operating         2.44       3.19       3.19       2.19       2.19
expenses (%)(7)

--------
(4) The Asia Pacific Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90%. As a result, the actual management fee for each share class would be 0.29%, other expenses for each share class would be 1.61% and total annual fund operating expenses for Class A, B, C and Z shares would be 2.15%, 2.90%, 2.90% and 1.90%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(5) The Tiger Cub Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 2.00% for Class A, B, C and S shares. As a result, for Class A, B, C and S shares, the actual management and administration fees for each share class would be 0.05%, other expenses for each share class would be 1.95% and total annual fund operating expenses for Class A, B, C and S shares would be 2.25%, 3.00%, 3.00% and 2.00%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(6) "Other expenses" for the Tiger Cub Fund's Class S shares are estimated based on the annual operating expenses of the Fund's Class A, B and C shares.

(7) The Asia Pacific Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90%. As a result, the actual management fee for each share class would be 0.96%, other expenses for each share class would be 0.94% and total annual fund operating expenses for Class A, B, C and Z shares would be 2.15%, 2.90%, 2.90% and 1.90%, respectively. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Tiger Cub Fund and the Asia Pacific Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

         -        $10,000 initial investment
         -        5% total return for each year
         -        Each Fund's operating expenses remain the same
         -        Assumes reinvestment of all dividends and distributions
         - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)


                                           1 YEAR           3 YEARS           5 YEARS          10 YEARS
TIGER CUB FUND
Class A                                     $917             $1,614            $2,332           $4,215
Class B: did not sell your shares           $436             $1,318            $2,211           $4,341
         sold all your
         shares at end of period            $936             $1,618            $2,411           $4,341
Class C: did not sell your shares           $436             $1,318            $2,211           $4,494
         sold all your shares
         at end of period                   $536             $1,318            $2,211           $4,494
Class S                                     $338             $1,030            $1,745           $3,640


ASIA PACIFIC FUND
Class A                                     $871             $1,480            $2,111           $3,799
Class B: did not sell your shares           $388             $1,178            $1,986           $3,926

         sold all your shares at
         end of period                      $888             $1,478            $2,186           $3,926
Class C: did not sell your shares           $388             $1,178            $1,986           $4,087
         sold all your
         shares at end of period            $488             $1,178            $1,986           $4,087
Class S                                     $289             $  886            $1,508           $3,185
Class Z                                     $289             $  886            $1,508           $3,185


ASIA PACIFIC FUND
(pro forma combined)
Class A                                     $808             $1,292            $1,801           $3,192
Class B: did not sell your shares           $322             $  983            $1,669           $3,322
         sold all your
         shares at end of period            $822             $1,283            $1,869           $3,322
Class C: did not sell your shares           $322             $  983            $1,669           $3,494
         sold all your
         shares at end of period            $422             $  983            $1,669           $3,494
Class S                                     $222             $  685            $1,175           $2,524
Class Z                                     $222             $  685            $1,175           $2,524

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Tiger Cub Fund are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

6.       WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

         The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Tiger Cub Fund or its shareholders as a result of the Acquisition.

         The cost basis and holding period of your Tiger Cub Fund shares are expected to carry over to your new shares in the Asia Pacific Fund.

PROPOSAL 1 - ACQUISITION OF THE LIBERTY NEWPORT TIGER CUB FUND CLASSES A, B AND
             C AND THE STEIN ROE SMALL CAP TIGER FUND CLASS S BY THE LIBERTY NEWPORT ASIA PACIFIC FUND

THE PROPOSAL

         You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Tiger Cub Fund by the Asia Pacific Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE ASIA PACIFIC FUND, AND HOW DO THEY COMPARE WITH THE TIGER CUB FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectuses of the Asia Pacific Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

         If approved by the shareholders of the Tiger Cub Fund, the Acquisition is expected to occur on or around January 16, 2001, under the Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

         - The Tiger Cub Fund will transfer all of the assets and liabilities attributable to each class of shares of the Tiger Cub Fund to the Asia Pacific Fund in exchange for shares of the same class of the Asia Pacific Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

         - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 12, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

         - The shares of each class of the Asia Pacific Fund received by the Tiger Cub Fund will be distributed to the shareholders of the same class of the Tiger Cub Fund pro rata in accordance with their percentage ownership of each class of the Tiger Cub Fund in full liquidation of the Tiger Cub Fund.

         - After the Acquisition, the Tiger Cub Fund will be terminated, and its affairs will be wound up in an orderly fashion.

         - The Acquisition requires approval by the Tiger Cub Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of both Funds.

         A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.


SHARES YOU WILL RECEIVE

         If the Acquisition occurs, you will receive shares in the Asia Pacific Fund of the same class as the shares that you currently own in the Tiger Cub Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your Asia Pacific Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Tiger Cub Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the Asia Pacific Fund and of Trust VI.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition Liberty Financial presented to the Trustees the following reasons for the Tiger Cub Fund to enter into the
Acquisition:

      - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Tiger Cub Fund, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Tiger Cub Fund shareholders, since operating expenses are paid by the fund and reduce the investment return to fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Tiger Cub and Asia Pacific Funds on July 31, 2000 and the Funds' current expense structures, the Asia Pacific Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.10% lower than the Tiger Cub Fund's current expense ratio (for example, for Class A shares, a 1.90% expense ratio (assuming voluntary expense limitation continues) for the Asia Pacific Fund, as compared to 2.00% (assuming voluntary expense limitation continues) currently for the Class A shares of the Tiger Cub Fund). If the voluntary expense limitation were to be discontinued, the Asia Pacific Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be 0.75% lower than the Tiger Cub Fund's current expense ratio (for example, for Class A shares, a 2.83% expense ratio for the Tiger Cub Fund, as compared to 2.08% currently for the Asia Pacific Fund).

Note that the 12b-1 fees on Classes A, B and C on each fund are 0.25%, 1.00% and 1.00%, respectively.

      - The Tiger Cub Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense assumptions) over the long term.

      - The Acquisition is intended to permit the Tiger Cub Fund's shareholders to exchange their investment for an investment in the Asia Pacific Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Tiger Cub Fund shareholder redeemed his or her shares to invest in another fund, like the Asia Pacific Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Tiger Cub Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Asia Pacific Fund shares at net asset value (subject to any applicable
            CDSC) at any time, at which point they would recognize a taxable gain or loss.

         In reviewing the Acquisition, the Trustees also considered the change for Tiger Cub Fund shareholders from a small cap fund to a fund with an investment program focusing on larger capitalization stocks. The Trustees also considered the possible limitation on the future use of losses of the Tiger Cub Fund to offset future taxable capital gains required to be distributed to shareholders.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; and (2) certain fixed costs involved in operating the Tiger Cub Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Asia Pacific Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Asia Pacific Fund will achieve any particular level of performance after the Acquisition.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Tiger Cub Fund be liquidated.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Asia Pacific Fund and the Class S shares of the Tiger Cub Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

         Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

TIGER CUB FUND

---------------------------------------------------------------------
                     1997               1998              1999
---------------------------------------------------------------------
   100%

    75%
                                                         69.20%
    50%

    25%

     0%
                                      -14.64%
   -25%
                   -28.05%
   -50%

The Fund's year-to-date total return through      For period shown in bar chart:
September 30, 2000 was -18.57%.                   Best quarter: Second Quarter 1999, +51.51%
                                                  Worst quarter: Second Quarter 1998, -31.28%


ASIA PACIFIC FUND

------------------------------------------
                            1999
------------------------------------------
   125%
                           121.46%
   100%

    75%

    50%

     0%

The Fund's year-to-date total return through      For period shown in bar chart:
September 30, 2000 was -19.75%.                   Best quarter: Fourth Quarter 1999, +35.67%
                                                  Worst quarter: First Quarter 1999, +12.51%


         The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999, if shorter, as the case may be, including the applicable sales charge for Class A, B and C shares of the Tiger Cub Fund and Asia Pacific Fund. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.


TIGER CUB FUND *

                                INCEPTION
                                   DATE           1 YEAR        5 YEARS      10 YEARS          LIFE OF FUND
Class A (%)                       6/3/96           68.81          N/A           N/A               (0.09)
Class B (%)                       6/3/96           67.65          N/A           N/A               (0.88)
Class C (%)                       6/3/96           67.59          N/A           N/A               (0.79)
Class S (%)                       6/3/96           69.20          N/A           N/A                0.11
MSCI Pacific Index (%)             N/A             42.58          N/A           N/A               (0.17)**
Lipper Average (%)                 N/A             76.12          N/A           N/A                1.13 **


ASIA PACIFIC FUND +

                                INCEPTION
                                   DATE           1 YEAR        5 YEARS      10 YEARS          LIFE OF FUND

Class A (%)                      8/19/98          121.46          N/A            N/A             120.34
Class B (%)                      8/19/98          120.10          N/A            N/A             118.84
Class C (%)                      8/19/98          119.95          N/A            N/A             118.73
Class Z (%)                      8/13/99          121.68          N/A            N/A             120.50
MSCI Free Index (%)                N/A             56.65          N/A            N/A             _____
Morningstar Average (%)            N/A             73.84          N/A            N/A             _____


* The Tiger Cub Fund's return is compared to the MSCI Pacific Region (ex-Japan) Index ("MSCI Pacific Index"), a broad-based, unmanaged index that tracks the performance of stocks in the Pacific Rim in countries other than Japan. Unlike the Fund, indices are not investments and do not incur fees or expenses. The Tiger Cub Fund is also compared to the funds included in the Lipper Pacific Ex-Japan Funds category average ("Lipper Average"), which is calculated by Lipper, Inc. The Lipper Average is composed of funds with similar investment objectives to the Tiger Cub Fund.

+ The Asia Pacific Fund's return is compared to the MSCI AC Asia Pacific Free Index ("MSCI Free Index"), an unmanaged index that tracks the performance of Asian Pacific Securities. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. The Asia Pacific Fund's return is also compared to the average return of funds included in the Morningstar Pacific/Asia ex-Japan Stock category average ("Morningstar Average"). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings.

**   From May 31, 1996 through December 31, 1999.

FEDERAL INCOME TAX CONSEQUENCES

         The Acquisition is intended to be a tax-free reorganization. The closing of the Acquisition will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

         - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Tiger Cub Fund or the shareholders of the Tiger Cub Fund as a result of the Acquisition;

         - under Section 358 of the Code, the tax basis of the Asia Pacific Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Tiger Cub Fund shares;

         - under Section 1223(1) of the Code, your holding period for the Asia Pacific Fund shares you receive will include the holding period for your Tiger Cub Fund shares if you hold Tiger Cub Fund shares as a capital asset;

         - under Section 1032 of the Code, no gain or loss will be recognized by the Asia Pacific Fund as a result of the Acquisition;

         - under Section 362(b) of the Code, the Asia Pacific Fund's tax basis in the assets that the Asia Pacific Fund receives from the Tiger Cub Fund will be the same as the Tiger Cub Fund's basis in such assets; and

         - under Section 1223(2) of the Code, the Asia Pacific Fund's holding period in such assets will include the Tiger Cub Fund's holding period in such assets.

         The opinion will be based on certain factual certifications made by officers of each Fund's Trust. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above. Prior to the closing of the Acquisition, the Tiger Cub Fund and the Asia Pacific Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains, which have not previously been distributed to shareholders. Such distributions or dividends will be taxable to the Tiger Cub Fund's shareholders.

         This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

THE TRUSTEES OF THE TIGER CUB FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration establishing Trust II provides that any series of Trust II (such as the Tiger Cub Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Tiger Cub Fund may be terminated by majority vote of the Tiger Cub Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Tiger Cub Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 1

         Approval of the Agreement and Plan of Reorganization dated October 26, 2000 between Trust II on behalf of the Tiger Cub Fund and Trust VI on behalf of the Asia Pacific Fund will require the affirmative vote of a majority of the shares of the Tiger Cub Fund outstanding at the record date for the Meeting.


PROPOSAL 2 - ELECTION OF TRUSTEES

THE PROPOSAL

         You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust II, of which the Tiger Cub Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust II, as well as nine Liberty closed-end funds and seven (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eight) other Liberty open-end trusts (collectively, the "Liberty Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust II. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts, and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at a meeting held on October 25, 2000. Each of the nominees elected will serve as a Trustee of

Trust II until the next meeting of shareholders of Trust II called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

         Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and the Trust II's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust II (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

         Set forth below is information concerning each of the nominees.



NOMINEE NAME & AGE     PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS

                                                                                       TRUSTEE SINCE
Douglas A. Hacker      Executive Vice President and Chief                               New nominee
(43)                   Financial Officer of UAL, Inc. (airline)
                       since July 1999; Senior Vice President and
                       Chief Financial Officer of UAL, Inc. prior
                       thereto.

Janet Langford Kelly   Executive Vice President--Corporate                              New nominee
(41)                   Development, General Counsel, and
                       Secretary of Kellogg Company since September 1999; Senior
                       Vice President, Secretary and General Counsel of Sara Lee
                       Corporation (branded, packaged, consumer-products
                       manufacturer) from 1995 to August 1999; partner at Sidley
                       & Austin (law firm) prior thereto.

Richard W. Lowry       Private Investor since August 1987.                                  1995
(64)                   (Formerly Chairman and Chief Executive
                       Officer of U.S. Plywood Corporation from August 1985 to
                       August 1987.)

Salvatore Macera       Private Investor. (Formerly Executive Vice                           1998
(69)                   President and Director of Itek Corporation
                       (electronics) from 1975 to 1981.)

William E. Mayer(2)    Partner, Park Avenue Equity Partners                                 1994
(60)                   (venture capital); Director, Johns
                       Manville; Director, Lee Enterprises;
                       Director, WR Hambrecht & Co. (Formerly
                       Dean, College of Business and Management,
                       University of Maryland, from October 1992
                       to November 1996.)

John J. Neuhauser      Academic Vice President and Dean of                                  1985
(57)                   Faculties, Boston College, since August
                       1999. (Formerly Dean, Boston College School of
                       Management, from September 1977 to September 1999.)

Charles Nelson         Van Voorhis Professor of Political Economy                       New nominee
(57)                   of the University of Washington.

Joseph R. Palombo(3)   Vice President of the Stein Roe Mutual                               2000
(47)                   Funds since April 1999; Executive Vice
                       President and Director of Colonial
                       Management Associates, Inc. and Stein Roe
                       & Farnham Incorporated since April 1999;
                       Executive Vice President and Chief
                       Administrative Officer of Liberty Funds
                       Group LLC since April 1999. (Formerly
                       Chief Operating Officer, Putnam Mutual
                       Funds, from 1994 to 1998.)

Thomas E. Stitzel      Business Consultant; Chartered Financial                             1998
(64)                   Analyst. (Formerly Professor of Finance,
                       from 1975 to 1999, and Dean, from 1977 to
                       1991, College of Business, Boise State
                       University.)

Thomas C. Theobald     Managing Director, William Blair Capital                         New nominee
(62)                   Partners (private equity investing) since
                       1994; Chief Executive Officer and Chairman of the Board
                       of Directors of Continental Bank Corporation from 1987 to
                       1994.

Anne-Lee Verville      Consultant. (Formerly General Manager,                               1998
(54)                   Global Education Industry, from 1994 to
                       1997, and President, Applications Solutions Division, IBM
                       Corporation (global education and global applications),
                       from 1991 to 1994.)


(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.
(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).
(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

         The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

         The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of Trust II who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

         Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

         Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its affiliates, but is considered interested as a result of his affiliation with a broker-dealer.


         Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

         Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

         Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer
(Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of the Tiger Cub Fund.

         Record of Board and Committee Meetings. During the fiscal year ended August 31, 2000, Trust II (excluding the Liberty Money Market Fund) held six meetings, the Audit Committee held four meetings, the Compensation Committee held one meeting, and the Governance Committee held five meetings.

         During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF TRUST II VOTE FOR PROPOSAL 2.

REQUIRED VOTE FOR PROPOSAL 2

         A plurality of the votes cast at the Meeting, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust II. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.


GENERAL

VOTING INFORMATION

         The Trustees of Trust II are soliciting proxies from the shareholders of the Tiger Cub Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 19, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about November 8, 2000.

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETING

         Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Tiger Cub Fund or by employees or agents of Newport and its affiliated companies. In addition, SCC has been engaged to assist in the solicitation of proxies, at an estimated cost of $700,000 total for all of the proposed acquisitions of funds in the Liberty and Stein Roe Fund groups scheduled to take place in January 2001.

VOTING PROCESS

         You can vote in any one of the following five ways:

         a.       By mail, by filling out and returning the enclosed proxy card;
         b. By phone, by calling 1-800-732-3683 and following the instructions;
         c. By internet, by visiting our Web site at www.libertyfunds.com and clicking on "Proxy Voting;"
         d. By fax (not available for all shareholders; refer to enclosed proxy insert); or

         e.       In person at the Meeting.

         Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. We encourage you to vote by internet, using the 12-digit or 14-digit "control" number that appears on the enclosed proxy card. Voting by internet will reduce expenses by saving postage costs. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

         Costs of Solicitation. The costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the following parties in the following percentages: the Asia Pacific Fund __%, the Tiger Cub Fund __%, Liberty Financial __%.

         Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Assistant Secretary of the Tiger Cub Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

         Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Tiger Cub Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of any Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Tiger Cub Fund at the Meeting. Shareholders of the Tiger Cub Fund vote together with the shareholders of the other series of Trust II for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust II constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

         Advisor's, Distributor's and Administrator's Addresses. The address of each Fund's investment advisor, Newport Fund Management Inc., is 580 California Street, Suite 1960, San Francisco, California 94104. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111. The address of each Fund's administrator, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111.

         Outstanding Shares and Significant Shareholders. Appendix B to this

Prospectus/Proxy Statement lists for the Tiger Cub Fund and Trust II the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Asia Pacific Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Funds and their shareholdings in the Funds.

         Adjournments; Other Business. If the Tiger Cub Fund has not received enough votes by the time of the Meeting to approve any Proposal the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Tiger Cub Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

         The Meeting has been called to transact any business that properly comes before it. The only business that management of the Tiger Cub Fund intends to present or knows that others will present is Proposal 1 and Proposal 2, as described above. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the Tiger Cub Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

         Shareholder Proposals at Future Meetings. Trust II, of which the Tiger Cub Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Fund or Trust II must be received by the Tiger Cub Fund or Trust II in writing a reasonable amount of time before the Trust solicits proxies for that meeting, in order to be considered for inclusion in the proxy materials for that meeting.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 by and among Liberty Funds Trust II (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated February 14, 1980, as amended, on behalf of Liberty Newport Tiger Cub Fund, Classes A, B and C shares and Stein Roe Small Cap Tiger Fund, Class S shares (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust VI (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated January 3, 1992, as amended, on behalf of Liberty Newport Asia Pacific Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, C, Z and S shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1.       TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR
                  ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

                  (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

                  (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund, and

                  (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

         1.4 With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5      [RESERVED]

         1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

         2.       VALUATION.

         2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

         3.       CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on January 16, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

         3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the

                  Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

         3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

         4.       REPRESENTATIONS AND WARRANTIES.

         4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

                  (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

                  (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended August 31, 1999 of the Acquired Fund, audited by Ernst & Young LLP [and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended February 29, 2000,], copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since February 29, 2000;

                  (g) Since February 29, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph
                         (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

                  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

                  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

                  (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

                  (p) At the Closing Date, the Trust, on behalf of the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of February 29, 2000 referred to in
                         Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

                  (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date.

                  (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

         4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

                  (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

                  (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                  (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended
                         June 30, 2000 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since June 30, 2000;

                  (h) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph
                         (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

                  (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

                  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof; and

                  (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

         5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

         6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

                  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the

                  Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

                  (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring

                         Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

         7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of PricewaterhouseCoopers LLP for the fiscal year ended August 31, 2000 and signed pro forma tax returns for the period from September 1, 2000 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

         7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after August 31, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after August 31, 2000 and on or prior to the Closing Date.

         7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

         7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

         8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

         8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

                  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (b)    No gain or loss will be recognized to the Acquired Fund
                         (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

                  (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

                  (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

                  (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

                  (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

                  (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange.

                  (h) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         9.       BROKERAGE FEES AND EXPENSES.

         9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. The other expenses of the transactions contemplated by this Agreement shall be borne by the following parties in the percentages indicated: (a) the Trust, on behalf of the Acquired Fund, __%, (b) the Acquiring Trust, on behalf of the Acquiring Fund, __%, and (c) Liberty Financial Companies, Inc. __%.

         10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

         11.      TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

                  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

                  (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

         11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

         12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

         13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust II, One Financial Center, Boston, MA 02111 attention Secretary or to Liberty Funds Trust VI, One Financial Center, Boston, MA 02111 attention Secretary.

         14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
                  NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                        LIBERTY FUNDS TRUST II,
                                        on behalf of Liberty Newport Tiger Cub
                                        Fund, Class A, B and C shares and Stein
                                        Roe Small Cap Tiger Fund, Class S shares




                                        By: ____________________________________

                                        Name: __________________________________

                                        Title: _________________________________
ATTEST:


___________________________________

Name: _____________________________

Title: ____________________________


                                        LIBERTY FUNDS TRUST VI,
                                        on behalf of Liberty Newport Asia
                                        Pacific Fund




                                        By: ____________________________________

                                        Name: __________________________________

                                        Title: _________________________________
ATTEST:


____________________________________

Name: ______________________________

Title: _____________________________



                                        Solely for purposes of Section 9.2
                                        of the Agreement:

                                        LIBERTY FINANCIAL COMPANIES, INC.


                                        By: __________________________________


                                        Name: ________________________________


                                        Title: _______________________________



ATTEST:


__________________________________

Name: ____________________________

Title: ___________________________

                                                                      APPENDIX B


FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE TIGER CUB FUND AND TRUST II AND SHARES OUTSTANDING OF THE ASIA PACIFIC FUND AND TRUST VI

     For each class of the Tiger Cub Fund's shares and Trust II's shares entitled to vote at the Meeting, and for each class of the Asia Pacific Fund's shares and Trust VI's shares, the number of shares outstanding as of September 29, 2000 was as follows:



-----------------------------------------------------------------------------------------
                                                            NUMBER OF SHARES OUTSTANDING
         FUND OR TRUST                          CLASS           AND ENTITLED TO VOTE
-----------------------------------------------------------------------------------------
Tiger Cub Fund
-----------------------------------------------------------------------------------------
                                                  A                      454,618
-----------------------------------------------------------------------------------------
                                                  B                      731,504
-----------------------------------------------------------------------------------------
                                                  C                       93,673
-----------------------------------------------------------------------------------------
                                                  S                       42,916
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Trust II                                                               1,322,710
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Asia Pacific Fund                                 A                      425,886
-----------------------------------------------------------------------------------------
                                                  B                       52,040
-----------------------------------------------------------------------------------------
                                                  C                      236,850
-----------------------------------------------------------------------------------------
                                                  Z                       91,433
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Trust VI                                                              72,651,978
-----------------------------------------------------------------------------------------



OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of each Trust, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

-------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF
                                                                  OUTSTANDING
                                                                   SHARES OF        PERCENTAGE OF OUTSTANDING
    FUND AND CLASS        NAME AND ADDRESS OF SHAREHOLDER         CLASS OWNED         SHARES OF CLASS OWNED
-------------------------------------------------------------------------------------------------------------

TIGER CUB FUND
CLASS A
                          Merrill Lynch Pierce Fenner & Smith        57,689.649               12.69%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #97KF8
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484

CLASS B
                          Merrill Lynch Pierce Fenner & Smith       133,319.380               18.23%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #97KF8
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484


CLASS C
                                   Merrill Lynch Pierce Fenner & Smith            30,732.970           32.81%
                                   For the Sole Benefit of its Customers
                                   Attn: Fund Administration #97KF8
                                   4800 Deer Lake Drive E. 2nd Floor
                                   Jacksonville, FL 32246-6484

                                   T. Graham Christopher MD                        5,547.463            5.92%
                                   Vaira Pelekis-Christopher MD
                                   8727 Talbot Road
                                   Edmonds, WA 98026

                                   Raymond James & Assoc Inc. Cust                 5,509.587            5.88%
                                   N. 28 W. 24398 Watertown Road
                                   Pewaukee, WI 53072

CLASS S
                                   US Bank NA Custodian IRA                        3,201.677            7.46%
                                   Nathan Schlessinger
                                   1 E. Wacker Drive
                                   Suite 2600
                                   Chicago, IL 60601

                                   Diane G. Haglund                                3,340.757            7.78%
                                   Terrence G. Haglund
                                   149 Stone Lake Ct.
                                   Yorktown, VA 23693-3715

ASIA PACIFIC FUND
CLASS A
                                   Colonial Management Associates, Inc.          244,505.198           57.41%*
                                   Attn: Phil Iudice/Controller
                                   One Financial Center
                                   11th Floor
                                   Boston, MA 02111-2621

CLASS C
                                   Colonial Management Associates, Inc.           10,605.322           20.38%*
                                   Attn: Phil Iudice/Controller
                                   One Financial Center
                                   11th Floor
                                   Boston, MA 02111-2621

                                   Merrill Lynch Pierce Fenner & Smith             8,378.478           16.10%
                                   For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive E. 2nd Floor
                                   Jacksonville, FL 32246-6484

CLASS Z
                                   Colonial Counselor Growth Portfolio            61,928.635           67.73%
                                   c/o Christie McCullough
                                   245 Summer Street
                                   Boston, MA 02111

                                   Colonial Counselor Select Balanced Portfolio   29,225.670           31.96%
                                   c/o Christie McCullough
                                   245 Summer Street
                                   Boston, MA 02111


----------------------------

 * Entity owned 25% or more of the outstanding shares of beneficial interest of the Asia Pacific Fund, and therefore may be presumed to "control" such Fund, as that term is defined in the Investment Company Act of 1940, as amended.

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the above noted class of shares of the above noted Fund would own the following percentage of the Acquiring Fund upon consummation of the Acquisition:

--------------------------------------------------------------------------------
                                                       PERCENTAGE OF OUTSTANDING
                                                         SHARES OF CLASS OWNED
                  NAME AND ADDRESS OF                    UPON CONSUMMATION OF
FUND AND CLASS       SHAREHOLDER                             ACQUISITION
--------------------------------------------------------------------------------

TIGER CUB FUND
CLASS A
                  Merrill Lynch Pierce Fenner & Smith                  3.56%
                  For the Sole Benefit of its Customers
                  Attn: Fund Administration #97KF8
                  4800 Deer Lake Drive E. 2nd Floor
                  Jacksonville, FL 32246-6484

CLASS B
                  Merrill Lynch Pierce Fenner & Smith                  9.38%
                  For the Sole Benefit of its Customers
                  Attn: Fund Administration #97KF8
                  4800 Deer Lake Drive E. 2nd Floor
                  Jacksonville, FL 32246-6484

CLASS C
                  Merrill Lynch Pierce Fenner & Smith                 12.13%
                  For the Sole Benefit of its Customers
                  Attn: Fund Administration #97KF8
                  4800 Deer Lake Drive E. 2nd Floor
                  Jacksonville, FL 32246-6484

                  T. Graham Christopher MD                             2.19%
                  Vaira Pelekis-Christopher MD
                  8727 Talbot Road
                  Edmonds, WA 98026

                  Raymond James & Assoc Inc. Cust                      2.18%
                  N. 28 W. 24398 Watertown Road
                  Pewaukee, WI 53072

CLASS S
                  US Bank NA Custodian IRA                             1.35%
                  Nathan Schlessinger
                  1 E. Wacker Drive
                  Suite 2600
                  Chicago, IL 60601

                  Diane G. Haglund                                     1.41%
                  Terrence G. Haglund
                  149 Stone Lake Ct.
                  Yorktown, VA 23693-3715




ASIA PACIFIC FUND
CLASS A
                  Colonial Management Associates, Inc.                39.82%
                  Attn: Phil Iudice/Controller
                  One Financial Center
                  11th Floor
                  Boston, MA 02111-2621

CLASS C
                  Colonial Management Associates, Inc.                11.27%
                  Attn: Phil Iudice/Controller
                  One Financial Center
                  11th Floor
                  Boston, MA 02111-2621

                  Merrill Lynch Pierce Fenner & Smith                  8.90%
                  For the Sole Benefit of its Customers
                  Attn: Fund Administration
                  4800 Deer Lake Drive E. 2nd Floor
                  Jacksonville, FL 32246-6484

CLASS Z
                  Colonial Counselor Growth Portfolio                 68.78%
                  c/o Christie McCullough
                  245 Summer Street
                  Boston, MA 02111

                  Colonial Counselor Select Balanced Portfolio        31.96%
                  c/o Christie McCullough
                  245 Summer Street
                  Boston, MA 02111


INFORMATION CONCERNING EXECUTIVE OFFICERS

The following table sets forth certain information about the executive officers of each Fund:

EXECUTIVE OFFICER                                                                    YEAR OF ELECTION AS
NAME & AGE            OFFICE AND PRINCIPAL OCCUPATION (1)                            EXECUTIVE OFFICER
----------            -----------------------------------                            -----------------

Stephen E. Gibson     President of the Liberty Funds since June, 1998; Chairman of           1998
(46)                  the Board since July, 1998, Chief Executive Officer and
                      President since December, 1996 and Director, since July,
                      1996 of CMA (formerly Executive Vice President from July,
                      1996 to December, 1996); Chairman of the Board, Director,
                      Chief Executive Officer and President of Liberty Funds
                      Group LLC (LFG) since December, 1998 (formerly Director,
                      Chief Executive Officer and President of The Colonial
                      Group, Inc. (TCG) from December, 1996 to December, 1998);
                      Director of Stein Roe & Farnham Incorporated (SR&F) since
                      September, 2000 President since, January, 2000 and Vice
                      Chairman since August, 1998 (formerly Assistant Chairman
                      and Executive Vice President from August, 1998 to January,
                      2000) (formerly Managing Director of Marketing of Putnam
                      Investments, June, 1992 to July, 1996.)

Pamela A. McGrath     Treasurer and Chief Financial Officer of the Liberty Funds and         1999
(46)                  Liberty All-Star Funds since April, 2000; Treasurer, Chief
                      Financial Officer and Vice President of LFG since
                      December, 1999; Chief Financial Officer, Treasurer and
                      Senior Vice President of CMA since December, 1999;
                      Director of Offshore Accounting for Putnam Investments
                      from May, 1998 to October, 1999; Managing Director of
                      Scudder Kemper Investments from October, 1984 to December,
                      1997.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end and for the calendar year ended December 31, 1999(1):

---------------------------------------------------------------------------
                                        TIGER CUB         ASIA PACIFIC
                                           FUND              FUND
                                          8/31/99           6/30/00
---------------------------------------------------------------------------
Mr. Bleasdale                              $747(2)           $588(3)
---------------------------------------------------------------------------
Ms. Collins                                 624               533
---------------------------------------------------------------------------
Mr. Grinnell                                650               555
---------------------------------------------------------------------------
Mr. Lowry                                   630               549
---------------------------------------------------------------------------
Mr. Macera                                  538               530
---------------------------------------------------------------------------
Mr. Mayer                                   631               555
---------------------------------------------------------------------------
Mr. Moody                                   614(4)            561(5)
---------------------------------------------------------------------------
Mr. Neuhauser                               661               564
---------------------------------------------------------------------------
Mr. Stitzel                                 538               536
---------------------------------------------------------------------------
Ms. Verville                                549(6)            528(7)
---------------------------------------------------------------------------


The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

----------------------------------------------------------------
     Trustee                                Total Compensation
----------------------------------------------------------------
Mr. Bleasdale                                  $103,000(8)
----------------------------------------------------------------
Ms. Collins                                      96,000
----------------------------------------------------------------
Mr. Grinnell                                    100,000
----------------------------------------------------------------
Mr. Lowry                                        97,000
----------------------------------------------------------------
Mr. Macera                                       95,000
----------------------------------------------------------------
Mr. Mayer                                       101,000
----------------------------------------------------------------
Mr. Moody                                        91,000(9)
----------------------------------------------------------------
Mr. Neuhauser                                   101,252
----------------------------------------------------------------
Mr. Stitzel                                      95,000
----------------------------------------------------------------
Ms. Verville                                     96,000(10)
----------------------------------------------------------------

For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):


                                          Total Compensation From Liberty
                                          All-Star Funds For The Calendar
    Trustee                               Year Ended December 31, 1999 (11)
    -------                               ---------------------------------
    Robert J. Birnbaum                                 $25,000
    James E. Grinnell                                   25,000
    Richard W. Lowry                                    25,000
    William E. Mayer                                    25,000
    John J. Neuhauser                                   25,000

(1) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(2)  Includes $344 payable in later years as deferred compensation.

(3)  Includes $290 payable in later years as deferred compensation.

(4) Total compensation of $614 for the fiscal year ended August 31, 1999, will be payable in later years as deferred compensation.

(5) Total compensation of $561 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.

(6) Total compensation of $549 for the fiscal year ended August 31, 1999, will be payable in later years as deferred compensation.

(7) Total compensation of $528 for the fiscal year ended June 30, 2000, will be payable in later years as deferred compensation.

(8)  Includes $52,000 payable in later years as deferred compensation.

(9) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.

(10) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.

(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor of each Fund).

                                                                      APPENDIX C

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of each of the Tiger Cub Fund and the Asia Pacific Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Tiger Cub Fund by the Asia Pacific Fund at net asset value as of that date:



                                   TIGER CUB         ASIA PACIFIC       PRO FORMA       PRO FORMA
                                      FUND               FUND          ADJUSTMENTS(1)  COMBINED(2)
                                   ----------        ------------      -----------     -----------
Class A
Net asset value                    $4,897,892        $10,205,355         (26,500)      $15,076,747
Shares outstanding                    527,298            415,705        (327,877)          615,126
Net asset value per share               $9.29             $24.55                            $24.51

Class B
Net asset value                    $6,979,125         $5,832,909         (25,272)      $12,786,762
Shares outstanding                    775,216            240,066        (488,210)          527,072
Net asset value per share               $9.00             $24.30                            $24.26

Class C
Net asset value                      $905,753         $1,383,496          (4,178)       $2,285,071
Shares outstanding                    100,390             56,997         (63,118)           94,269
Net asset value per share               $9.02             $24.27                            $24.24

Class S
Net asset value                      $229,625                               (556)       $  229,069
Shares outstanding                     24,608                            (15,277)            9,331
Net asset value per share               $9.33                                               $24.55

Class Z
Net asset value                                       $1,984,923          (2,846)       $1,982,077
Shares outstanding                                        80,730               0            80,730
Net asset value per share                                 $24.59                            $24.55

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $31,525 and $27,828 to be borne by the Tiger Cub Fund and the Asia Pacific Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Asia Pacific Fund will be received by the shareholders of the Tiger Cub Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Asia Pacific Fund that actually will be received on or after such date.

                                                                      APPENDIX D

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF JUNE 30, 2000
                        LIBERTY NEWPORT ASIA PACIFIC FUND

PORTFOLIO MANAGEMENT REPORT
---------------------------

THE FUND HELD UP WELL DURING A VOLATILE PERIOD

     For the 12-month period ended June 30, 2000, the Asia Pacific Fund's Class A shares had a total return of 36.18% without a sales charge. It outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Countries Asia Pacific Free Index, which had a total return of 17.49% for the same period. The Fund's strong performance was attributable to a general economic recovery throughout the Pacific Basin. Although many markets gave back some of their gains during the volatile second quarter of 2000, investors who held on throughout the 12-month period were well-rewarded.

ALL EYES ON JAPAN'S LONG-TERM RECOVERY

     The Japanese market finally came to life during 1999 following years of sluggishness. The benchmark Nikkei hit a three-year high of 20,000 during early 2000 before settling back during the second quarter. Part of the reason for this pullback was the uncertainty created by the death of Prime Minister Krizo Obuchi, who was replaced by Yoshiro Mori.

     Japan is experiencing what we term a "micro-recovery," as corporate profits are sharply higher but gross domestic product (GDP) has struggled to forge into positive territory. Our long-term view is that the micro-recovery will win out, assuming that the government is able to check its spending and thereby reduce the country's debt. However, investors should note that the Fund's position in Japan (39.9% of total investment) is reduced from the levels of prior reports, and is substantially underweighted compared to the Fund's regional benchmark, the MSCI All Country Asia Pacific Free Index. This underweighting does not reflect a negative stance on Japan, but rather the fact that we are able to find better growth opportunities elsewhere.

THE FACE OF ASIA IS CHANGING

     The financial crisis of 1997-1998 left a permanent imprint on Asia's investment landscape. Much of Southeast Asia, once the driving force of the Pacific Basin, has not been able to reform itself to meet the Fund's criteria of market liquidity and long-term growth in GDP. Our attention and enthusiasm has shifted to Greater China, which now accounts for approximately 41% of total investments.

         Another area of growing interest is India, currently 1.5% of total investments.

India is following China's lead and is moving rapidly toward a more open, free-market economy. India is not yet a major market and many risks remain. However, it is worth noting that India and China together account for approximately 40% of the world's population. The prospect of the economies of India, China and Japan all growing at the same time has no modern precedent and is one of the most powerful wild cards of the decade ahead.

POLITICS DOMINATE THE 2000 HEADLINES

     The first six months of 2000 included many important events that could shape the region for years to come. In May, the U.S. Congress voted in favor of permanent normal trade relations with China, a decisive step towards China's long-sought entry into the World Trade Organization.

     The second quarter also saw the election of Chen Shui Bian to the presidency of Taiwan. Chen was the opposition candidate and therefore the least favorite of China. The market was expected to fall with the change in status quo but instead it rose because Chen was conciliatory toward China and China took a wait-and-see stance. Our investment in Taiwan (4.2% of total investments) has, to this point, been held back because of concerns about political risks and capital controls, so we will be watching the new administration with special interest.

OUTLOOK: CONTINUED ECONOMIC RECOVERY

     We believe that the worst of the Asian economic crisis is behind us. High-quality companies that have survived over the past two-and-a-half years are now dominant in their industries, and they should continue to strengthen their market positions.

     While there are undoubtedly hurdles to overcome, we believe that the positive developments over the past year can be sustained.

/s/Christopher H. Legallet
/s/David R. Smith

     CHRISTOPHER H. LEGALLET and DAVID R. SMITH are co-managers of the Asia Pacific Fund. Mr. Legallet is Chief Investment Officer and a senior vice president of Newport Fund Management, Inc., and Mr. Smith is a senior vice president of Newport Fund Management, Inc.

International investing offers significant long-term growth potential, but also involves certain risks. Because many of the Asian countries are considered emerging markets, they are subject to a greater degree of social, political, currency and economic instability.

The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free Index is an unmanaged index that invests in stocks in the Pacific Basin. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE INFORMATION
-----------------------

ASIA PACIFIC FUND INVESTMENT PERFORMANCE VS. MSCI AC ASIA PAC FREE INDEX

    [LINE CHART: Initial and subsequent account values at end of each of the most recently completed ten fiscal years]

PERFORMANCE OF A $10,000 INVESTMENT IN SHARE CLASSES FROM 8/19/98 - 6/30/00

                                                       MSCI AC Asia
        Without sales charge    With sales charge     Pac Free Index
--------------------------------------------------------------------------------
 8/98         $10,000               $ 9,425              $ 8,762
 9/98          10,770                10,152                8,770
10/98          12,809                12,072               10,320
11/98          13,590                12,809               10,885
12/98          14,041                13,234               11,198
 1/99          13,637                12,853               11,248
 2/99          13,839                13,043               10,998
 3/99          15,797                14,889               12,344
 4/99          18,138                17,095               13,324
 5/99          17,211                16,222               12,551
 6/99          20,234                19,070               13,878
 7/99          21,810                20,556               14,709
 8/99          22,660                21,357               14,605
 9/99          22,916                21,559               15,020
10/99          23,980                22,601               15,599
11/99          27,855                26,253               16,420
12/99          31,092                29,304               17,456
 1/00          29,105                27,431               16,761
 2/00          29,431                27,739               16,234
 3/00          30,552                28,795               17,352
 4/00          28,026                26,414               16,073
 5/00          26,162                24,658               15,170
 6/00          26,098                24,598               16,200

The Morgan Stanley Capital International All Country Asia Pacific Free Index is an unmanaged index that tracks the performance of stocks traded on stock exchanges in Pacific Basin countries, including Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                   A                           B                           C                    Z
Inception Date             8/19/98                     8/19/98                     8/19/98              8/12/99
----------------------------------------------------------------------------------------------------------------
                    Without       With          Without       With          Without        With          Without
                    Sales         Sales         Sales         Sales         Sales          Sales         Sales
                    Charge        Charge        Charge        Charge        Charge         Charge        Charge
1 year              36.18%        28.35%        35.43%        30.43%        35.27%         34.27%        36.49%
Life                67.35%        62.11%        66.25%        64.86%        66.15%         66.15%        67.55%

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 8/19/98 - 6/30/00

                               WITHOUT                 WITH SALES
                             SALES CHARGE                CHARGE
Class A                        $26,098                  $24,598
Class B                        $25,781                  $25,381
Class C                        $25,750                  $25,750
Class Z                        $26,157                     -

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z shares (newer class shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception date of the newer class shares. The Class A share returns are not restated to reflect any expense differential (e.g., 12b-1 fees) between Class A and the newer Class shares. Had the expense differential been reflected, the returns for the period prior to the inception of the Class Z shares would have been higher.

NET ASSET VALUE AS OF 6/30/00

Class A                                        $24.55
Class B                                        $24.31
Class C                                        $24.28
Class Z                                        $24.59

DISTRIBUTIONS DECLARED PER SHARE FROM 7/1/99 - 6/30/00

Class A                                        $1.325
Class B                                        $1.277
Class C                                        $1.277
Class Z                                        $1.341

HOLDINGS
--------

TOP 5 HOLDINGS AS OF 6/30/00

1.  China Mobile                                 4.6%
2.  PetroChina                                   4.6%
3.  Li & Fung                                    3.9%
4.  Sony                                         3.6%
5.  Samsung Electronics                          3.5%

Top five holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

TOP 5 COUNTRY BREAKDOWN AS OF 6/30/00

1.  Japan                                       39.9%
2.  Hong Kong                                   37.0%
3.  Singapore                                    7.9%
4.  Korea                                        7.0%
5.  Taiwan                                       4.2%

Top five holdings are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this country breakdown in the future.

TOP FIVE SECTORS

Tech:  Hardware                                 20.2%
Financial                                       14.1%

Consumer/Retail                                 11.4%
Telecom                                         11.1%
Real Estate                                      6.4%

Industry sector weightings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector weightings in the future.

                            LIBERTY FUNDS TRUST VI

                          LIBERTY GROWTH & INCOME FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 8, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Stein Roe Growth & Income Fund (the "Stein Roe Fund"), a series of Liberty-Stein Roe Funds Investment Trust, the Liberty Value Fund (the "Value Fund") a series of Liberty Funds Trust VI and the Liberty All-Star Growth & Income Fund (the "All-Star Fund"), a series of Liberty Funds Trust IX, (together, the "Acquired Funds"), by the Liberty Growth & Income Fund (the "Acquiring Fund"), a series of Liberty Funds Trust VI.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 8, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Funds in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of each of the Acquired Funds. Each of the Acquired Funds would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111 or by calling 1-800-426-3750.

                                Table of Contents

I.       Additional Information about the Acquiring Fund.............................................
II.      Additional Information about the Acquired Funds.............................................
III.     Financial Statements........................................................................

I.       Additional Information about the Acquiring Fund.

         Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (filed on October 18, 1999) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

II.      Additional Information about the Acquired Funds.

         With respect to the Opportunities Fund, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (filed on January 28, 2000) of Liberty-Stein Roe Funds Investment Trust (Registration Statement Nos. 33-11351 and 811-4978).

         With respect to the Value Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (filed on October 18, 1999) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

         With respect to the All-Star Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (filed on March 17, 2000) of Liberty Funds Trust IX (Registration Statement Nos. 333-66819 and 811-09095).

III.     Financial Statements.

         This SAI is accompanied by (i) the Annual Report for the year ended June 30, 2000 of the Acquiring Fund; (ii) the Semi-Annual Report for the six months ended March 31, 2000 and the Annual Report for the year ended September 30, 1999 of the Opportunities Fund; (iii) the Annual Report for the year ended June 30, 2000 of the Value Fund; (iv) the Semi-Annual Report for the six months ended June 30, 2000 and the Annual Report for the year ended December 31, 1999 of the All-Star Fund, all of which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                          SR&F GROWTH     LIBERTY                  SR&F GROWTH
                                           & INCOME      GROWTH &      PRO FORMA    & INCOME      LIBERTY GROWTH      PRO FORMA
                                          PORTFOLIO     INCOME FUND    COMBINED     PORTFOLIO     & INCOME FUND     COMBINED MARKET
                                            SHARES         SHARES       SHARES     MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                   133,100      133,100                    $    3,884,856    $    3,884,856
                                                                                                   --------------    ---------------
Finance, Insurance & Real Estate

ACE LIMITED                                                 81,700       81,700                         2,287,600          2,287,600
AMBAC FINANCIAL GROUP INC                                   40,500       40,500                         2,219,906          2,219,906
AMER INTERNATIONAL GROUP INC                               132,275      132,275                        15,542,313         15,542,313
AMERICAN EXPRESS CO                          240,000       144,000      384,000  $  12,510,000          7,506,000         20,016,000
AXA FINANICAL INC                                          140,500      140,500                         4,777,000          4,777,000
BANK OF AMERICA CORP                          67,896       231,234      299,130      2,919,528          9,943,062         12,862,590
BEAR STEARNS COMPANIES INC                                  30,173       30,173                         1,255,951          1,255,951
CAPITAL ONE FINANCIAL CORP                                  72,100       72,100                         3,217,463          3,217,463
CHASE MANHATTAN CORP (NEW)                   193,200       186,450      379,650      8,899,275          8,588,353         17,487,628
CINCINNATI FINANCIAL CORP                                  188,300      188,300                         5,919,681          5,919,681
CITIGROUP INC                                244,810       523,300      768,110     14,749,803         31,528,825         46,278,628
CITY NATIONAL CORP                                         119,500      119,500                         4,242,250          4,242,250
FANNIE MAE                                   161,000       163,400      324,400      8,402,188          8,527,438         16,929,625
FLEET BOSTON FINANCIAL CORP                                348,600      348,600                        11,852,400         11,852,400
FREDDIE MAC                                                108,300      108,300                         4,386,150          4,386,150
GOLDEN STATE BANCORP                                       171,300      171,300                         3,083,400          3,083,400
GOLDEN WEST FINANCIAL CORP                                  89,100       89,100                         3,636,394          3,636,394
HCA-THE HEALTHCARE CORP                                    346,100      346,100                        10,512,788         10,512,788
HOUSEHOLD INTERNATIONAL INC                                 83,300       83,300                         3,462,156          3,462,156
J P MORGAN & CO INC                                         55,100       55,100                         6,067,888          6,067,888
KNIGHT TRADING GROUP INC                                    59,800       59,800                         1,782,788          1,782,788
LEHMAN BROTHERS HLDG INC                                   100,900      100,900                         9,541,356          9,541,356
LOEWS CORP                                                  42,000       42,000                         2,520,000          2,520,000
MBNA CORP                                                  210,300      210,300                         5,704,388          5,704,388
MGIC INV CORP                                              123,000      123,000                         5,596,500          5,596,500
MORGAN STANLEY DEAN WITTER                                 165,900      165,900                        13,811,175         13,811,175
NATIONWIDE FINANCIAL SERV A                                228,700      228,700                         7,518,513          7,518,513
PACIFIC CENTURY FINL CORP                                  145,500      145,500                         2,127,938          2,127,938
PMI GROUP INC                                              131,100      131,100                         6,227,250          6,227,250
PNC FINANCIAL SERVICES GROUP                               104,900      104,900                         4,917,188          4,917,188
PROVIDIAN FINANCIAL CORP                                    30,100       30,100                         2,709,000          2,709,000
SOVEREIGN BANCORP INC                                      505,200      505,200                         3,552,188          3,552,188
UNIONBANCAL CORPORATION                                    155,100      155,100                         2,879,044          2,879,044
UNITED HEALTHCARE CORP                                     126,700      126,700                        10,864,525         10,864,525
WELLS FARGO & CO                             156,660        57,800      214,460      6,070,575          2,239,750          8,310,325
                                                                                 -------------     --------------    ---------------
                                                                                    53,551,368        230,548,616        284,099,984
                                                                                 -------------     --------------    ---------------
Manufacturing

ADC TELECOMMUNICATIONS INC                                  81,500       81,500                         6,835,813          6,835,813
AGILENT TECHNOLOGIES INC                                    28,986       28,986                         2,137,718          2,137,718
ALCOA INC                                                  111,400      111,400                         3,230,600          3,230,600
AMGEN INC                                                   80,800       80,800                         5,676,200          5,676,200
ANALOG DEVICES INC.                                         82,900       82,900                         6,300,400          6,300,400
ANHEUSER BUSCH INC                                         162,600      162,600                        12,144,188         12,144,188
APPLE COMPUTER INC                                          49,600       49,600                         2,597,800          2,597,800
APPLIED MATLS                                 80,000       129,200      209,200      7,250,000         11,708,750         18,958,750
APPLIED MICRO CIRCUITS CORP                                 11,600       11,600                         1,145,500          1,145,500
ATMEL CORP                                                 116,900      116,900                         4,310,688          4,310,688
AVON PRODUCTS INC                             40,000                     40,000      1,780,000                             1,780,000
BAUSCH & LOMB INC                                          125,200      125,200                         9,687,350          9,687,350
BAXTER INTERNATIONAL INC                      95,000                     95,000      6,679,688                             6,679,688
BECKMAN COULTER INC                                         29,100       29,100                         1,698,713          1,698,713
BESTFOODS                                                  190,600      190,600                        13,199,050         13,199,050
BIOMET INC                                   127,000                    127,000      4,881,563                             4,881,563
BOEING CO                                     99,600       332,800      432,400      4,164,525         13,915,200         18,079,725
BP AMOCO PLC-ADR                             242,810       150,000      392,810     13,733,940          8,484,375         22,218,315
BRISTOL-MYERS SQUIBB CO                      150,000       166,200      316,200      8,737,500          9,681,150         18,418,650

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                          SR&F GROWTH     LIBERTY                  SR&F GROWTH
                                           & INCOME      GROWTH &      PRO FORMA    & INCOME      LIBERTY GROWTH      PRO FORMA
                                          PORTFOLIO     INCOME FUND    COMBINED     PORTFOLIO     & INCOME FUND     COMBINED MARKET
                                            SHARES         SHARES       SHARES     MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

BRUNSWICK CORP                                             227,400      227,400                         3,766,313          3,766,313
CHEVRON CORP                                               119,200      119,200                        10,109,650         10,109,650
CISCO SYSTEMS INC                             90,000       456,200      546,200      5,720,625         28,997,213         34,717,838
COCA COLA CO                                                19,700       19,700                         1,131,519          1,131,519
COMPAQ COMPUTER CORP                         195,000                    195,000      4,984,688                             4,984,688
COMVERSE TECH                                               32,200       32,200                         2,994,600          2,994,600
CORNING INCORPORATED                                        21,100       21,100                         5,694,363          5,694,363
DELPHI AUTOMOTIVE SYSTEMS                                  253,600      253,600                         3,693,050          3,693,050
DOW CHEMICAL CO                                            350,500      350,500                        10,580,719         10,580,719
ECOLAB INC                                   250,000                    250,000      9,765,625                             9,765,625
EI DUPONT DE NEMOURS & CO INC                 29,179        60,200       89,379      1,276,581          2,633,750          3,910,331
ELI LILLY & CO                                             114,500      114,500                        11,435,688         11,435,688
EMC CORP                                                   108,400      108,400                         8,340,025          8,340,025
EMERSON ELECTRIC CO                           50,000                     50,000      3,018,750                             3,018,750
EXXON MOBIL CORPORATION                                    365,165      365,165                        28,665,453         28,665,453
FMC CORP                                                    43,200       43,200                         2,505,600          2,505,600
FORD MOTOR CO                                              266,300      266,300                        11,450,900         11,450,900
GATEWAY INC                                                 51,000       51,000                         2,894,250          2,894,250
GENERAL ELECTRIC CO                          234,000       640,500      874,500     12,402,000         33,946,500         46,348,500
GEORGIA PACIFIC (TIMBER GRP)                  75,000                     75,000      1,621,875                             1,621,875
GEORGIA PACIFIC CORP                         170,000                    170,000      4,462,500                             4,462,500
GILLETTE CO                                  134,400                    134,400      4,695,600                             4,695,600
GRANT PRIDECO INC                                          164,800      164,800                         4,120,000          4,120,000
HEWLETT-PACKARD CO                                          90,400       90,400                        11,288,700         11,288,700
HONEYWELL INTERNATIONAL INC                  152,500        77,437      229,937      5,137,344          2,608,659          7,746,003
HUBBELL INC CL B                              70,400                     70,400      1,795,200                             1,795,200
INTEL CORP                                    40,000       232,800      272,800      5,347,500         31,122,450         36,469,950
INTERNATIONAL GAME TECH                                     61,300       61,300                         1,624,450          1,624,450
INTERNATIONAL PAPER CO                                     180,700      180,700                         5,387,119          5,387,119
INTL BUSINESS MACHINES CORP                  105,000       130,800      235,800     11,504,063         14,330,775         25,834,838
JOHNSON & JOHNSON                                           69,900       69,900                         7,121,063          7,121,063
JOHNSON CONTROLS INC                                        81,500       81,500                         4,181,969          4,181,969
KIMBERLY CLARK CORP                                         66,000       66,000                         3,786,750          3,786,750
LEAR CORP                                    140,000                    140,000      2,800,000                             2,800,000
LITTLEFUSE INC                                35,000                     35,000      1,715,000                             1,715,000
LOCKHEED MARTIN CORP                                       422,400      422,400                        10,480,800         10,480,800
LSI LOGIC CORP                                              53,200       53,200                         2,879,450          2,879,450
LUCENT TECHNOLOGIES INC                                     42,800       42,800                         2,535,900          2,535,900
LYONDELL PETRO                                             211,300      211,300                         3,539,275          3,539,275
MERCK & CO INC                                             155,800      155,800                        11,938,175         11,938,175
MICROCHIP TECHNOLOGY                                       115,800      115,800                         6,747,159          6,747,159
MINNESOTA MINING & MFG CO                                  130,300      130,300                        10,749,750         10,749,750
MOTOROLA INC                                  45,000                     45,000      1,307,813                             1,307,813
MYLAN LABORATORIES, INC                                    238,600      238,600                         4,354,450          4,354,450
NOKIA CORP ADR                                             112,400      112,400                         5,612,975          5,612,975
PACCAR INC                                                 137,100      137,100                         5,441,156          5,441,156
PEPSI BOTTLING GROUP                                       324,800      324,800                         9,480,100          9,480,100
PEPSICO INC                                                262,800      262,800                        11,678,175         11,678,175
PFIZER INC                                   316,250       388,675      704,925     15,180,000         18,656,400         33,836,400
PHARMACIA CORPORATION                        149,500                    149,500      7,727,281                             7,727,281
PHILIP MORRIS CO INC                         203,000       280,400      483,400      5,392,188          7,448,125         12,840,313
PROCTER & GAMBLE CO                           81,000       157,300      238,300      4,637,250          9,005,425         13,642,675
QUAKER OATS CO                                             121,000      121,000                         9,090,125          9,090,125
ROYAL DUTCH PETRO-NY SHARES                                254,300      254,300                        15,655,344         15,655,344
SABRE HOLDINGS CORP                           36,132                     36,132      1,029,762                             1,029,762
SARA LEE CORP                                144,000                    144,000      2,781,000                             2,781,000
SCHERING-PLOUGH CORP                                        86,400       86,400                         4,363,200          4,363,200
TEMPLE INLAND INC                                           24,700       24,700                         1,037,400          1,037,400
TERADYNE INC                                                62,400       62,400                         4,586,400          4,586,400
TEXAS INSTRUMENTS INC                                       78,400       78,400                         5,385,100          5,385,100
TRIBUNE CO                                   100,000                    100,000      3,500,000                             3,500,000
UNION CARBIDE CORP                           111,100                    111,100      5,499,450                             5,499,450
UNITED TECHNOLOGIES CORP                                   170,500      170,500                        10,038,188         10,038,188
USG CORP NEW                                                63,300       63,300                         1,922,738          1,922,738
VISTEON CORP                                                33,288       33,288                           403,611            403,611
WEATHERFORD INTERNATIONAL                                  164,800      164,800                         6,561,100          6,561,100

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                          SR&F GROWTH     LIBERTY                  SR&F GROWTH
                                           & INCOME      GROWTH &      PRO FORMA    & INCOME      LIBERTY GROWTH      PRO FORMA
                                          PORTFOLIO     INCOME FUND    COMBINED     PORTFOLIO     & INCOME FUND     COMBINED MARKET
                                            SHARES         SHARES       SHARES     MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS
WESTVACO CORP                                              268,600      268,600                         6,664,638          6,664,638
WEYERHAEUSER CO                                             50,800       50,800                         2,184,400          2,184,400
WHIRLPOOL CORP                                              85,100       85,100                         3,967,788          3,967,788
                                                                                 -------------     --------------    ---------------
                                                                                   170,529,308        559,572,362        730,101,670
                                                                                 -------------     --------------    ---------------
Mining & Energy

BURLINGTON RESOURCES INC                                    76,000       76,000                         2,907,000          2,907,000
COFLEXIP-SPONSORED ADR                                      23,270       23,270                         1,407,835          1,407,835
CONOCO INC-CL B                               61,421                     61,421      1,508,653                             1,508,653
CONOCO INC-CL A                              104,800                    104,800      2,305,600                             2,305,600
DIAMOND OFFSHORE DRILLING                                  195,800      195,800                         6,877,475          6,877,475
ENRON CORP                                   115,000                    115,000      7,417,500                             7,417,500
FALCON DRILLING COMPANY INC                                521,800      521,800                        12,294,913         12,294,913
PETROLEUM GEO SERVICES ADR                                 239,100      239,100                         4,079,644          4,079,644
SCHLUMBERGER LTD                                           161,900      161,900                        12,081,788         12,081,788
TRANSOCEAN SEDCO FOREX INC                                  31,343       31,343                         1,674,892          1,674,892
                                                                                 -------------     --------------    ---------------
                                                                                    11,231,753         41,323,545         52,555,299
                                                                                 -------------     --------------    ---------------
Retail Trade

BEST BUY INC                                               128,500      128,500                         8,127,625          8,127,625
CIRCUIT CITY STORES INC                                    100,700      100,700                         3,341,981          3,341,981
CVS CORP                                                   159,200      159,200                         6,368,000          6,368,000
DARDEN RESTURANTS INC                                      206,000      206,000                         3,347,500          3,347,500
FEDERATED DEPT STORES INC NEW                 80,000                     80,000      2,700,000                             2,700,000
HOME DEPOT INC                                              69,150       69,150                         3,453,178          3,453,178
RADIOSHACK CORP                                             93,700       93,700                         4,439,038          4,439,038
TARGET CORP                                                 61,400       61,400                         3,561,200          3,561,200
TJX COMPANIES, INC                           252,800                    252,800      4,740,000                             4,740,000
WALGREEN CO                                  280,000                    280,000      9,012,500                             9,012,500
WAL-MART STORES INC                          150,000       150,700      300,700      8,643,750          8,684,088         17,327,838
                                                                                 -------------     --------------    ---------------
                                                                                    25,096,250         41,322,609         66,418,859
                                                                                 -------------     --------------    ---------------
Services

ADOBE SYSTEMS INC                                           73,500       73,500                         9,555,000          9,555,000
AMERICA ONLINE INC                                         113,000      113,000                         5,960,750          5,960,750
AUTOMATIC DATA PROCESSING INC                              105,600      105,600                         5,656,200          5,656,200
CHECK POINT  SOFTWARE TECH                                   5,700        5,700                         1,206,975          1,206,975
DUN & BRADSTREET CORP                                      214,800      214,800                         6,148,650          6,148,650
FIRST DATA CORP                                            129,600      129,600                         6,431,400          6,431,400
HARRAH'S ENTERTAINMENT INC                                  88,500       88,500                         1,852,969          1,852,969
HERTZ CORP-CL A                               60,000                     60,000      1,683,750                             1,683,750
INTERPUBLIC GROUP COS INC                    121,200                    121,200      5,211,600                             5,211,600
MANPOWER                                                   128,600      128,600                         4,115,200          4,115,200
MICROSOFT CORP                                             158,700      158,700                        12,696,000         12,696,000
NETWORK APPLIANCE INC                                       15,400       15,400                         1,239,700          1,239,700
ORACLE CORP                                                148,400      148,400                        12,474,875         12,474,875
SUN MICROSYSTEMS INC                                       123,800      123,800                        11,258,063         11,258,063
TIME WARNER INC                                             16,400       16,400                         1,246,400          1,246,400
USA NETWORKS INC                                           101,500      101,500                         2,194,938          2,194,938
WALT DISNEY PRODUCTIONS                                    155,500      155,500                         6,035,344          6,035,344
                                                                                 -------------     --------------    ---------------
                                                                                     6,895,350         88,072,463         94,967,813
                                                                                 -------------     --------------    ---------------
Transportation, Communications,
Electric, Gas and Sanitary Services

A T & T CORP                                  65,333       348,100      413,433      2,066,156         11,008,663         13,074,819
AMR CORP                                      50,000                     50,000      1,321,875                             1,321,875
AT & T WIRELESS CORP                                       178,200      178,200                         4,967,325          4,967,325
BELL ATLANTIC CORP                           190,320       122,600      312,920      9,670,635          6,229,613         15,900,248
BELLSOUTH CORP                                             147,300      147,300                         6,278,663          6,278,663

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                          SR&F GROWTH     LIBERTY                  SR&F GROWTH
                                           & INCOME      GROWTH &      PRO FORMA    & INCOME      LIBERTY GROWTH      PRO FORMA
                                          PORTFOLIO     INCOME FUND    COMBINED     PORTFOLIO     & INCOME FUND     COMBINED MARKET
                                            SHARES         SHARES       SHARES     MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

BURLINGTON NORTH SANTA FE CORP               200,000                    200,000      4,587,500                             4,587,500
CHRIS-CRAFT INDUSTIRES INC                                  61,800       61,800                         4,082,663          4,082,663
COMCAST CORP-SPECIAL CL A                     30,000        46,500       76,500      1,215,000          1,883,250          3,098,250
CONTINENTAL AIRLINES CL B                    160,000                    160,000      7,520,000                             7,520,000
DELTA AIR LINES INC                                         79,600       79,600                         4,024,775          4,024,775
DUKE ENERGY                                                 60,100       60,100                         3,388,138          3,388,138
EDISON INTERNATIONAL                                       235,700      235,700                         4,831,850          4,831,850
ENTERGY CORP                                               252,400      252,400                         6,862,125          6,862,125
GTE CORP                                                   201,400      201,400                        12,537,150         12,537,150
KANSAS CITY SOUTHN INDS INC                  131,900                    131,900     11,697,881                            11,697,881
P G & E CORP                                               116,000      116,000                         2,856,500          2,856,500
PMC-SIERRA INC                                              16,800       16,800                         2,985,150          2,985,150
RF MICRO DEVICES INC                                        47,400       47,400                         4,153,425          4,153,425
SBC COMMUNICATIONS INC                                     409,400      409,400                        17,706,550         17,706,550
SPRINT CORP (FON GROUP)                                    189,200      189,200                         9,649,200          9,649,200
TELEPHONE & DATA                                            24,300       24,300                         2,436,075          2,436,075
TXU CORP                                                   164,500      164,500                         4,852,750          4,852,750
UAL INC                                                     56,000       56,000                         3,258,500          3,258,500
UNICOM CORPORATION                                         160,400      160,400                         6,205,475          6,205,475
UNION PACIFIC CORP                                         137,900      137,900                         5,128,156          5,128,156
US CELLULAR CORP                                            29,700       29,700                         1,871,100          1,871,100
                                                                                 -------------     --------------    ---------------
                                                                                    38,079,047        127,197,094        165,276,141
                                                                                 -------------     --------------    ---------------
Wholesale Trade

SYSCO CORP                                                 182,600      182,600                         7,692,025          7,692,025
                                                                                                   --------------    ---------------
Total Common Stocks                                                                305,383,077      1,099,613,570      1,404,996,647
                                                                                 -------------     --------------    ---------------
CASH EQUIVALENTS                             Par          Par            Par
ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000  $ 2,130,000                $ 2,130,000      2,129,178                             2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                        $ 25,932,000   25,932,000                        25,932,000         25,932,000
                                                                                 -------------     --------------    ---------------
Total Cash Equivalents                                                               2,129,178         25,932,000         28,061,178
                                                                                 -------------     --------------    ---------------
TOTAL INVESTMENTS (COST OF $157,157,695,
$976,414,426 AND $1,133,572,121,
RESPECTIVELY)                                                                    $ 307,512,255     $1,125,545,570    $ 1,433,057,825
                                                                                 =============     ==============    ===============

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                         SR&F Growth    Liberty Value        Liberty
                                          & Income      Opportunities     Growth & Income         Pro Forma           Pro Forma
                                         Portfolio           Fund              Fund              Adjustments          Combined
Investments, at value                  $ 307,512,255    $ 308,179,637    $ 1,125,545,570     $ (308,179,637)(a)    $1,433,057,825
Cash                                           3,884               --                176                 --                 4,060
Receivable for investments sold                   --               --                 --                 --                    --
Payable for investments purchased                 --               --                 --                 --                    --
Other assets less other liabilities          837,077         (351,328)        35,737,174           (526,602)(b)        35,696,321

Net assets                             $ 308,353,216    $ 307,828,309    $ 1,161,282,920     $ (308,706,239)       $1,468,758,206


Class A:
Net assets                                              $     259,166    $   309,356,714            (74,984)       $  309,540,896
Shares outstanding                                              9,814         15,017,711             (1,268)       $   15,026,257
Net asset value                                         $       26.41            $ 20.60                           $        20.60

Class B:
Net assets                                              $   1,269,238    $   822,643,366           (199,533)       $  823,713,071
Shares outstanding                                             48,240         41,382,562              3,457        $   41,434,259
Net asset value                                         $       26.31            $ 19.88                           $        19.88

Class C:
Net assets                                              $      75,057    $    29,281,763             (7,109)       $   29,349,711
Shares outstanding                                              2,853          1,465,147                220        $    1,468,220
Net asset value                                         $       26.31            $ 19.99                           $        19.99

Class Z:
Net assets                                              $       1,004    $         1,077                 --        $        2,081
Shares outstanding                                                 38                 52                 10        $          100
Net asset value                                         $       26.42    $         20.71                           $        20.71

Class S:
Net assets                                              $ 306,223,844                               (71,396)       $  306,152,448
Shares outstanding                                         11,601,266                             3,185,013 (c)    $   14,786,279
Net asset value                                         $       26.40                                              $        20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770 and $281,253 to be borne by the Opportunities Fund and the Growth & Income Fund, respectively.

(c) - Opportunities Fund shares are exchanged for new Class S shares of the Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)



                                          SR&F Growth    Liberty Value        Liberty
                                           & Income      Opportunities     Growth & Income         Pro Forma           Pro Forma
                                          Portfolio          Fund              Fund              Adjustments          Combined
                                        -------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                               4,456,261          4,451,174          15,573,131         (4,456,261)(a)         20,024,304
Interest                                1,058,561          1,056,847           1,966,931         (1,058,561)(a)          3,023,778
                                       ----------        -----------        ------------        -----------           ------------
   Total investment income              5,514,823          5,508,021          17,540,062         (5,514,823)            23,048,082

EXPENSES
Management fee                          2,190,101                 --           9,452,952             (6,728)(b)         11,636,325
Administration fee                             --            545,843                  --           (545,843)(b)                 --
Service fee - Class A, B, C                    --                866           3,099,842                 -- (b)          3,100,708
Distribution fee - Class A                     --                 23                  --                (23)(b)                 --
Distribution fee - Class B                     --              2,118           6,593,089                 -- (b)          6,595,207
Distribution fee - Class C                     --                130             244,861                 -- (b)            244,991
Transfer agent fee - Class A,
  B, C, Z                                      --                819                  --               (819)(b)                 --
Transfer agent fee - Class S                   --            799,640                  --           (799,640)(b)                 --
Transfer agent fee                          6,000                 --           2,728,605            461,443 (c)          3,196,048
Bookkeeping fee                            32,875             32,847             420,040             25,252 (b)            511,014
Trustees fee                               17,578              9,169              56,473            (26,111)(d)             57,109
Expenses allocated                                                                                                              --
 from SRF Growth & Income
 Portfolio                                     --          2,271,293                  --         (2,271,293)(a)                 --
All other expenses                         27,280            269,696           1,052,407           (350,383)(e)            999,000
                                       ----------        -----------        ------------        -----------           ------------
   Total operating expenses             2,273,834          3,932,444          23,648,269         (3,514,145)            26,340,402

NET INVESTMENT INCOME (LOSS)            3,240,989          1,575,577          (6,108,207)        (2,000,678)            (3,292,320)

NET REALIZED & UNREALIZED GAIN
 (LOSS)
Net realized gain (loss) on:
 Investments                           32,232,665         32,215,860         183,532,200        (32,232,665)(a)        215,748,060
 Closed futures contracts                 748,773            693,167                  --           (748,773)(a)            693,167
 Foreign currency transactions             (1,375)              (749)                 --              1,375 (a)               (749)
                                       ----------        -----------        ------------        -----------           ------------
    Net Realized Gain                  32,980,063         32,908,278         183,532,200        (32,980,063)           216,440,478
Change in net unrealized
 appreciation/depreciation
 during the period on investments      63,450,655         63,542,407        (170,105,574)       (63,450,655)(a)       (106,563,167)
                                       ----------        -----------        ------------        -----------           ------------
      Net Gain                         96,430,719         96,450,685          13,426,626        (96,430,719)           109,877,311
                                       ----------        -----------        ------------        -----------           ------------
Increase in Net Assets from
 Operations                            99,671,708         98,026,261           7,318,419        (98,431,397)           106,584,991

(a) Due to elimination of master/feeder structure.

(b) Based on the contract in effect for the surviving fund.

(c) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

(d) Based on trustee compensation plan for the surviving fund.

(e) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                       LIBERTY
                                        LIBERTY       GROWTH &      PRO FORMA       LIBERTY       LIBERTY GROWTH      PRO FORMA
                                       VALUE FUND    INCOME FUND    COMBINED       VALUE FUND      & INCOME FUND     COMBINED MARKET
                                         SHARES         SHARES       SHARES        MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                 133,100        133,100                       $ 3,884,856       $ 3,884,856
                                                                                                  ---------------    ---------------
Finance, Insurance & Real Estate

ACE LIMITED                                               81,700         81,700                         2,287,600         2,287,600
AETNA INC                                   10,900                       10,900      $ 699,644                              699,644
AMBAC FINANCIAL GROUP INC                                 40,500         40,500                         2,219,906         2,219,906
AMER INTERNATIONAL GROUP INC                             132,275        132,275                        15,542,313        15,542,313
AMERICAN EXPRESS CO                                      144,000        144,000                         7,506,000         7,506,000
AON CORP                                    33,200                       33,200      1,031,275                            1,031,275
AXA FINANICAL INC                                        140,500        140,500                         4,777,000         4,777,000
BANK OF AMERICA CORP                                     231,234        231,234                         9,943,062         9,943,062
BANK ONE                                    31,000                       31,000        823,438                              823,438
BEAR STEARNS COMPANIES INC                                30,173         30,173                         1,255,951         1,255,951
CAPITAL ONE FINANCIAL CORP                                72,100         72,100                         3,217,463         3,217,463
CHASE MANHATTAN CORP (NEW)                               186,450        186,450                         8,588,353         8,588,353
CINCINNATI FINANCIAL CORP                                188,300        188,300                         5,919,681         5,919,681
CITIGROUP INC                                            523,300        523,300                        31,528,825        31,528,825
CITY NATIONAL CORP                                       119,500        119,500                         4,242,250         4,242,250
FANNIE MAE                                               163,400        163,400                         8,527,438         8,527,438
FIRSTAR CORP                                18,000                       18,000        379,125                              379,125
FLEET BOSTON FINANCIAL CORP                 16,100       348,600        364,700        547,400         11,852,400        12,399,800
FREDDIE MAC                                 19,500       108,300        127,800        789,750          4,386,150         5,175,900
GOLDEN STATE BANCORP                                     171,300        171,300                         3,083,400         3,083,400
GOLDEN WEST FINANCIAL CORP                                89,100         89,100                         3,636,394         3,636,394
HCA-THE HEALTHCARE CORP                                  346,100        346,100                        10,512,788        10,512,788
HOUSEHOLD INTERNATIONAL INC                               83,300         83,300                         3,462,156         3,462,156
J P MORGAN & CO INC                                       55,100         55,100                         6,067,888         6,067,888
KNIGHT TRADING GROUP INC                                  59,800         59,800                         1,782,788         1,782,788
LEHMAN BROTHERS HLDG INC                                 100,900        100,900                         9,541,356         9,541,356
LOEWS CORP                                                42,000         42,000                         2,520,000         2,520,000
MBNA CORP                                                210,300        210,300                         5,704,388         5,704,388
MGIC INV CORP                                            123,000        123,000                         5,596,500         5,596,500
MORGAN STANLEY DEAN WITTER                               165,900        165,900                        13,811,175        13,811,175
NATIONWIDE FINANCIAL SERV A                              228,700        228,700                         7,518,513         7,518,513
PACIFIC CENTURY FINL CORP                                145,500        145,500                         2,127,938         2,127,938
PMI GROUP INC                                            131,100        131,100                         6,227,250         6,227,250
PNC FINANCIAL SERVICES GROUP                             104,900        104,900                         4,917,188         4,917,188
PROVIDIAN FINANCIAL CORP                                  30,100         30,100                         2,709,000         2,709,000
SOVEREIGN BANCORP INC                                    505,200        505,200                         3,552,188         3,552,188
UNIONBANCAL CORPORATION                                  155,100        155,100                         2,879,044         2,879,044
UNITED HEALTHCARE CORP                       5,900       126,700        132,600        505,925         10,864,525        11,370,450
WASHINGTON MUTUAL  INC                      23,100                       23,100        667,013                              667,013
WELLS FARGO & CO                                          57,800         57,800                         2,239,750         2,239,750
XL CAPITAL LTD-CLASS A                      20,700                       20,700      1,120,388                            1,120,388
                                                                                  ------------    ---------------    ---------------
                                                                                     6,563,956        230,548,616       237,112,573
                                                                                  ------------    ---------------    ---------------
Manufacturing

ABBOTT LABS                                 31,600                       31,600      1,408,175                            1,408,175
ADC TELECOMMUNICATIONS INC                                81,500         81,500                         6,835,813         6,835,813
AGILENT TECHNOLOGIES INC                                  28,986         28,986                         2,137,718         2,137,718
ALCOA INC                                                111,400        111,400                         3,230,600         3,230,600
AMERADA HESS CORP                           17,000                       17,000      1,049,750                            1,049,750
AMGEN INC                                                 80,800         80,800                         5,676,200         5,676,200
ANALOG DEVICES INC.                                       82,900         82,900                         6,300,400         6,300,400
ANHEUSER BUSCH INC                                       162,600        162,600                        12,144,188        12,144,188
APPLE COMPUTER INC                                        49,600         49,600                         2,597,800         2,597,800
APPLIED MATLS                                            129,200        129,200                        11,708,750        11,708,750

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                       LIBERTY
                                        LIBERTY       GROWTH &      PRO FORMA       LIBERTY       LIBERTY GROWTH      PRO FORMA
                                       VALUE FUND    INCOME FUND    COMBINED       VALUE FUND      & INCOME FUND     COMBINED MARKET
                                         SHARES         SHARES       SHARES        MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

APPLIED MICRO CIRCUITS CORP                               11,600         11,600                         1,145,500         1,145,500
ATMEL CORP                                               116,900        116,900                         4,310,688         4,310,688
BAUSCH & LOMB INC                                        125,200        125,200                         9,687,350         9,687,350
BECKMAN COULTER INC                                       29,100         29,100                         1,698,713         1,698,713
BESTFOODS                                   21,800       190,600        212,400      1,509,650         13,199,050        14,708,700
BOEING CO                                   25,700       332,800        358,500      1,074,581         13,915,200        14,989,781
BOSTON SCIENTIFIC CORP                      19,700                       19,700        432,169                              432,169
BP AMOCO PLC-ADR                                         150,000        150,000                         8,484,375         8,484,375
BRISTOL-MYERS SQUIBB CO                                  166,200        166,200                         9,681,150         9,681,150
BRUNSWICK CORP                                           227,400        227,400                         3,766,313         3,766,313
CHEVRON CORP                                 6,300       119,200        125,500        534,319         10,109,650        10,643,969
CISCO SYSTEMS INC                                        456,200        456,200                        28,997,213        28,997,213
COCA COLA CO                                              19,700         19,700                         1,131,519         1,131,519
COMPAQ COMPUTER CORP                        18,100                       18,100        462,681                              462,681
COMVERSE TECH                                             32,200         32,200                         2,994,600         2,994,600
CORNING INCORPORATED                                      21,100         21,100                         5,694,363         5,694,363
DELPHI AUTOMOTIVE SYSTEMS                   41,282       253,600        294,882        601,169          3,693,050         4,294,219
DOW CHEMICAL CO                                          350,500        350,500                        10,580,719        10,580,719
EASTMAN KODAK CO                            15,000                       15,000        892,500                              892,500
EI DUPONT DE NEMOURS & CO INC                             60,200         60,200                         2,633,750         2,633,750
ELI LILLY & CO                                           114,500        114,500                        11,435,688        11,435,688
EMC CORP                                                 108,400        108,400                         8,340,025         8,340,025
EMERSON ELECTRIC CO                         15,400                       15,400        929,775                              929,775
EXXON MOBIL CORPORATION                                  365,165        365,165                        28,665,453        28,665,453
FMC CORP                                                  43,200         43,200                         2,505,600         2,505,600
FORD MOTOR CO                                            266,300        266,300                        11,450,900        11,450,900
GATEWAY INC                                               51,000         51,000                         2,894,250         2,894,250
GENERAL ELECTRIC CO                                      640,500        640,500                        33,946,500        33,946,500
GENERAL MILLS INC                           16,500                       16,500        631,125                              631,125
GEORGIA PACIFIC CORP                        20,300                       20,300        532,875                              532,875
GRANT PRIDECO INC                                        164,800        164,800                         4,120,000         4,120,000
HEWLETT-PACKARD CO                                        90,400         90,400                        11,288,700        11,288,700
HONEYWELL INTERNATIONAL INC                               77,437         77,437                         2,608,659         2,608,659
INGERSOLL RAND CO                           15,900                       15,900        639,975                              639,975
INTEL CORP                                               232,800        232,800                        31,122,450        31,122,450
INTERNATIONAL GAME TECH                                   61,300         61,300                         1,624,450         1,624,450
INTERNATIONAL PAPER CO                                   180,700        180,700                         5,387,119         5,387,119
INTL BUSINESS MACHINES CORP                              130,800        130,800                        14,330,775        14,330,775
JOHNSON & JOHNSON                                         69,900         69,900                         7,121,063         7,121,063
JOHNSON CONTROLS INC                                      81,500         81,500                         4,181,969         4,181,969
KIMBERLY CLARK CORP                         13,200        66,000         79,200        757,350          3,786,750         4,544,100
LOCKHEED MARTIN CORP                                     422,400        422,400                        10,480,800        10,480,800
LSI LOGIC CORP                                            53,200         53,200                         2,879,450         2,879,450
LUCENT TECHNOLOGIES INC                                   42,800         42,800                         2,535,900         2,535,900
LYONDELL PETRO                                           211,300        211,300                         3,539,275         3,539,275
MATTEL INC                                  56,800                       56,800        749,050                              749,050
MERCK & CO INC                              14,300       155,800        170,100      1,095,738         11,938,175        13,033,913
MICROCHIP TECHNOLOGY                                     115,800        115,800                         6,747,159         6,747,159
MINNESOTA MINING & MFG CO                    9,600       130,300        139,900        792,000         10,749,750        11,541,750
MOTOROLA INC                                12,900                       12,900        374,906                              374,906
MYLAN LABORATORIES, INC                                  238,600        238,600                         4,354,450         4,354,450
NABISCO HOLDINGS CORP                       16,800                       16,800        882,000                              882,000
NIKE INC CL B                               25,100                       25,100        999,294                              999,294
NOKIA CORP ADR                                           112,400        112,400                         5,612,975         5,612,975
PACCAR INC                                               137,100        137,100                         5,441,156         5,441,156
PEPSI BOTTLING GROUP                                     324,800        324,800                         9,480,100         9,480,100
PEPSICO INC                                 22,000       262,800        284,800        977,625         11,678,175        12,655,800
PFIZER INC                                               388,675        388,675                        18,656,400        18,656,400
PHILIP MORRIS CO INC                        48,600       280,400        329,000      1,290,938          7,448,125         8,739,063
PRAXAIR INC                                 15,000                       15,000        561,563                              561,563
PROCTER & GAMBLE CO                         20,500       157,300        177,800      1,173,625          9,005,425        10,179,050
QUAKER OATS CO                                           121,000        121,000                         9,090,125         9,090,125
ROYAL DUTCH PETRO-NY SHARES                 17,600       254,300        271,900      1,083,500         15,655,344        16,738,844

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                       LIBERTY
                                        LIBERTY       GROWTH &      PRO FORMA       LIBERTY       LIBERTY GROWTH      PRO FORMA
                                       VALUE FUND    INCOME FUND    COMBINED       VALUE FUND      & INCOME FUND     COMBINED MARKET
                                         SHARES         SHARES       SHARES        MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

SARA LEE CORP                               72,100                       72,100      1,392,431                            1,392,431
SCHERING-PLOUGH CORP                        24,100        86,400        110,500      1,217,050          4,363,200         5,580,250
SHERWIN WILLIAMS CO                         38,700                       38,700        819,956                              819,956
TEMPLE INLAND INC                                         24,700         24,700                         1,037,400         1,037,400
TERADYNE INC                                              62,400         62,400                         4,586,400         4,586,400
TEXACO INC                                  13,800                       13,800        734,850                              734,850
TEXAS INSTRUMENTS INC                                     78,400         78,400                         5,385,100         5,385,100
UNITED TECHNOLOGIES CORP                     7,700       170,500        178,200        453,338         10,038,188        10,491,525
USG CORP NEW                                              63,300         63,300                         1,922,738         1,922,738
USX-MARATHON GROUP                          34,300                       34,300        859,644                              859,644
VISTEON CORP                                              33,288         33,288                           403,611           403,611
WEATHERFORD INTERNATIONAL                                164,800        164,800                         6,561,100         6,561,100
WESTVACO CORP                                            268,600        268,600                         6,664,638         6,664,638
WEYERHAEUSER CO                                           50,800         50,800                         2,184,400         2,184,400
WHIRLPOOL CORP                                            85,100         85,100                         3,967,788         3,967,788
XEROX CORP                                  34,400                       34,400        713,800                              713,800
                                                                                  ------------    ---------------    ---------------
                                                                                    27,627,400        559,572,362       587,199,762
                                                                                  ------------    ---------------    ---------------
Mining & Energy

ANADARKO PETROLEUM                          19,100                       19,100        941,869                              941,869
BURLINGTON RESOURCES INC                                  76,000         76,000                         2,907,000         2,907,000
COFLEXIP-SPONSORED ADR                                    23,270         23,270                         1,407,835         1,407,835
DIAMOND OFFSHORE DRILLING                   18,000       195,800        213,800        632,250          6,877,475         7,509,725
FALCON DRILLING COMPANY INC                              521,800        521,800                        12,294,913        12,294,913
PETROLEUM GEO SERVICES ADR                               239,100        239,100                         4,079,644         4,079,644
SCHLUMBERGER LTD                                         161,900        161,900                        12,081,788        12,081,788
TRANSOCEAN SEDCO FOREX INC                                31,343         31,343                         1,674,892         1,674,892
                                                                                  ------------    ---------------    ---------------
                                                                                     1,574,119         41,323,545        42,897,664
                                                                                  ------------    ---------------    ---------------
Retail Trade

ALBERTSONS INC                              27,500                       27,500        914,375                              914,375
BEST BUY INC                                             128,500        128,500                         8,127,625         8,127,625
CIRCUIT CITY STORES INC                                  100,700        100,700                         3,341,981         3,341,981
CVS CORP                                                 159,200        159,200                         6,368,000         6,368,000
DARDEN RESTURANTS INC                                    206,000        206,000                         3,347,500         3,347,500
FEDERATED DEPT STORES INC NEW               10,700                       10,700        361,125                              361,125
HOME DEPOT INC                                            69,150         69,150                         3,453,178         3,453,178
MCDONALDS CORP                              18,700                       18,700        615,931                              615,931
NORDSTROM INC                               23,100                       23,100        557,288                              557,288
RADIOSHACK CORP                                           93,700         93,700                         4,439,038         4,439,038
TARGET CORP                                               61,400         61,400                         3,561,200         3,561,200
WAL-MART STORES INC                                      150,700        150,700                         8,684,088         8,684,088
                                                                                  ------------    ---------------    ---------------
                                                                                     2,448,719         41,322,609        43,771,328
                                                                                  ------------    ---------------    ---------------
Services

ADOBE SYSTEMS INC                                         73,500         73,500                         9,555,000         9,555,000
AMERICA ONLINE INC                                       113,000        113,000                         5,960,750         5,960,750
AUTOMATIC DATA PROCESSING INC                            105,600        105,600                         5,656,200         5,656,200
CHECK POINT  SOFTWARE TECH                                 5,700          5,700                         1,206,975         1,206,975
DUN & BRADSTREET CORP                                    214,800        214,800                         6,148,650         6,148,650
FIRST DATA CORP                             19,100       129,600        148,700        947,838          6,431,400         7,379,238
HARRAH'S ENTERTAINMENT INC                                88,500         88,500                         1,852,969         1,852,969
MANPOWER                                                 128,600        128,600                         4,115,200         4,115,200
MICROSOFT CORP                                           158,700        158,700                        12,696,000        12,696,000
NETWORK APPLIANCE INC                                     15,400         15,400                         1,239,700         1,239,700
ORACLE CORP                                              148,400        148,400                        12,474,875        12,474,875
SUN MICROSYSTEMS  INC                                    123,800        123,800                        11,258,063        11,258,063

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                       LIBERTY
                                        LIBERTY       GROWTH &      PRO FORMA       LIBERTY       LIBERTY GROWTH      PRO FORMA
                                       VALUE FUND    INCOME FUND    COMBINED       VALUE FUND      & INCOME FUND     COMBINED MARKET
                                         SHARES         SHARES       SHARES        MARKET VALUE     MARKET VALUE         VALUE
COMMON STOCKS

TIME WARNER INC                                           16,400         16,400                         1,246,400         1,246,400
USA NETWORKS INC                                         101,500        101,500                         2,194,938         2,194,938
WALT DISNEY PRODUCTIONS                     20,300       155,500        175,800        787,894          6,035,344         6,823,238
                                                                                  ------------    ---------------    ---------------
                                                                                     1,735,731         88,072,463        89,808,194
                                                                                  ------------    ---------------    ---------------
Transportation, Communications,
Electric, Gas and Sanitary
Services

AT & T CORP                                 26,600       348,100        374,700        841,225         11,008,663        11,849,888
AT & T WIRELESS CORP                                     178,200        178,200                         4,967,325         4,967,325
BELL ATLANTIC CORP                                       122,600        122,600                         6,229,613         6,229,613
BELLSOUTH CORP                                           147,300        147,300                         6,278,663         6,278,663
CHRIS-CRAFT INDUSTRIES INC                                61,800         61,800                         4,082,663         4,082,663
COMCAST CORP-SPECIAL CL A                                 46,500         46,500                         1,883,250         1,883,250
DELTA AIR LINES INC                                       79,600         79,600                         4,024,775         4,024,775
DUKE ENERGY                                               60,100         60,100                         3,388,138         3,388,138
EDISON INTERNATIONAL                                     235,700        235,700                         4,831,850         4,831,850
ENTERGY CORP                                18,600       252,400        271,000        505,688          6,862,125         7,367,813
GTE CORP                                                 201,400        201,400                        12,537,150        12,537,150
PG & E CORP                                 10,700       116,000        126,700        263,488          2,856,500         3,119,988
PMC-SIERRA INC                                            16,800         16,800                         2,985,150         2,985,150
RF MICRO DEVICES INC                                      47,400         47,400                         4,153,425         4,153,425
SBC COMMUNICATIONS INC                                   409,400        409,400                        17,706,550        17,706,550
SOUTHERN CO                                 24,800                       24,800        578,150                              578,150
SPRINT CORP (FON GROUP)                                  189,200        189,200                         9,649,200         9,649,200
TELEPHONE & DATA                                          24,300         24,300                         2,436,075         2,436,075
TIDEWATER INC                               14,900                       14,900        536,400                              536,400
TXU CORP                                                 164,500        164,500                         4,852,750         4,852,750
UAL INC                                                   56,000         56,000                         3,258,500         3,258,500
UNICOM CORPORATION                                       160,400        160,400                         6,205,475         6,205,475
UNION PACIFIC CORP                          11,300       137,900        149,200        420,219          5,128,156         5,548,375
US CELLULAR CORP                                          29,700         29,700                         1,871,100         1,871,100
WORLDCOM INC                                16,600                       16,600        761,526                              761,526
                                                                                  ------------    ---------------    ---------------
                                                                                     3,906,695        127,197,094       131,103,789
                                                                                  ------------    ---------------    ---------------
Wholesale Trade

SYSCO CORP                                               182,600        182,600                         7,692,025         7,692,025
                                                                                                  ---------------    ---------------
Total Common Stocks                                                                 43,856,620      1,099,613,570     1,143,470,190
                                                                                  ------------    ---------------    ---------------

CASH EQUIVALENTS                           Par           Par           Par
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                         $ 1,567,000   $25,932,000    $27,499,000      1,567,000         25,932,000         27,499,000
                                                                                  ------------    ---------------    ---------------
TOTAL INVESTMENTS (COST OF
$43,810,733, $976,414,426 AND
$1,020,225,159, RESPECTIVELY)                                                     $ 45,423,620    $ 1,125,545,570    $ 1,170,969,190
                                                                                  ============    ===============    ===============

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                              Liberty              Liberty
                                               Value           Growth & Income         Pro Forma          Pro Forma
                                                Fund                 Fund             Adjustments          Combined
Investments, at value                       $45,423,620         $1,125,545,570        $      --         $1,170,969,190
Cash                                                342                    176               --                    518
Receivable for investments sold                      --                     --               --                     --
Payable for investments purchased                    --                     --               --                     --
Other assets less other liabilities              18,463             35,737,174         (317,618) (a)        35,438,019

Net assets                                  $45,442,425         $1,161,282,920        $(317,618)        $1,206,407,727


Class A:
Net assets                                  $10,441,098         $  309,356,714          (83,279)        $  319,714,533
Shares outstanding                              920,529             15,017,711         (418,117)        $   15,520,123
Net asset value                             $     11.34         $        20.60                          $        20.60

Class B:
Net assets                                  $19,380,181         $  822,643,366         (214,746)        $  841,808,801
Shares outstanding                            1,714,187             41,382,562         (752,242)        $   42,344,507
Net asset value                             $     11.31         $        19.88                          $        19.88

Class C:
Net assets                                  $ 1,934,018         $   29,281,763           (8,640)        $   31,207,141
Shares outstanding                              171,022              1,465,147          (75,031)        $    1,561,138
Net asset value                             $     11.31         $        19.99                          $        19.99

Class Z:
Net assets                                  $13,687,128         $        1,077          (10,953)        $   13,677,252
Shares outstanding                            1,206,557                     52         (546,191)        $      660,418
Net asset value                             $     11.34         $        20.71                          $        20.71


(a) One time proxy, accounting, legal and other costs of the reorganization of $36,365 and $281,253 to be borne by the Value Fund and the Growth &
Income Fund, respectively.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                        LIBERTY             LIBERTY
                                                         VALUE        GROWTH & INCOME      PRO FORMA          PRO FORMA
                                                          FUND              FUND          ADJUSTMENTS          COMBINED
                                                       ------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                  852,965        15,573,131                --         16,426,096
Interest                                                    46,028         1,966,931                --          2,012,959
                                                        ----------      ------------     -------------       ------------
   Total investment income                                 898,993        17,540,062                --         18,439,055

EXPENSES
Management fee                                             356,825         9,452,952           (89,207)(a)      9,720,570
Service fee - Class A, B, C                                 80,902         3,099,842                -- (a)      3,180,744
Distribution fee - Class B                                 144,648         6,593,089                -- (a)      6,737,737
Distribution fee - Class C                                  11,951           244,861                -- (a)        256,812
Transfer agent fee                                          94,869         2,728,605          (262,818)(d)      2,560,656
Bookkeeping fee                                             27,000           420,040           (15,850)(a)        431,190
Trustees fee                                                 7,463            56,473           (17,323)(b)         46,613
All other expenses                                         129,672         1,052,407          (264,579)(c)        917,500
                                                        ----------      ------------     -------------       ------------
   Total operating expenses                                853,330        23,648,269          (649,777)        23,851,822
                                                        ----------      ------------     -------------       ------------
Expense reimbursement                                     (281,305)               --           281,305 (a)             --
                                                        ----------      ------------     -------------       ------------
   Net Expenses                                            572,025        23,648,269          (368,472)        23,851,822

NET INVESTMENT INCOME (LOSS)                               326,968        (6,108,207)          368,472         (5,412,767)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                 (5,244,334)      183,532,200                --        178,287,866
Change in net unrealized depreciation
 during the period on investments                       (1,924,598)     (170,105,574)               --       (172,030,171)
                                                        ----------      ------------     -------------       ------------
      Net Gain (Loss)                                   (7,168,932)       13,426,626                --          6,257,695
                                                        ----------      ------------     -------------       ------------
Increase (Decrease) in Net Assets from Operations       (6,841,963)        7,318,419           368,472            844,927


(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                            LIBERTY ALL-STAR      LIBERTY GROWTH &                              LIBERTY ALL-STAR
                                          GROWTH & INCOME FUND      INCOME FUND      PRO FORMA COMBINED       GROWTH & INCOME FUND
                                                SHARES                SHARES              SHARES                  MARKET VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                 133,100           133,100

Construction

HALLIBURTON CO                                   2,975                                       2,975                $    140,383
                                                                                                                  ------------
Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                          3,286                                       3,286                      80,712
ACE LIMITED                                     10,950                    81,700            92,650                     306,600
AFLAC INC                                        4,271                                       4,271                     196,199
ALLMERICA FINANCIAL CORP                         3,375                                       3,375                     176,766
AMBAC FINANCIAL GROUP INC                        1,300                    40,500            41,800                      71,256
AMER INTERNATIONAL GROUP INC                     1,100                   132,275           133,375                     129,250
AMERICAN EXPRESS CO                                                      144,000           144,000
ASTORIA FINANCIAL CORP                             600                                         600                      15,450
AXA FINANICAL INC                                4,300                   140,500           144,800                     146,200
BANK OF AMERICA CORP                               700                   231,234           231,934                      30,100
BANK ONE                                         4,100                                       4,100                     108,906
BEAR STEARNS COMPANIES INC                                                30,173            30,173
C.I.T. GROUP INC-A                               2,000                                       2,000                      32,500
CAPITAL ONE FINANCIAL CORP                       1,000                    72,100            73,100                      44,625
CHASE MANHATTAN CORP (NEW)                       3,250                   186,450           189,700                     149,703
CIGNA CORP                                       2,275                                       2,275                     212,713
CINCINNATI FINANCIAL CORP                                                188,300           188,300
CITIGROUP INC                                    8,490                   523,300           531,790                     511,523
CITY NATIONAL CORP                                                       119,500           119,500
COUNTRYWIDE CREDIT INDUSTRIES                   10,593                                      10,593                     321,100
FANNIE MAE                                         400                   163,400           163,800                      20,875
FIRST UNION CORP                                 2,800                                       2,800                      69,475
FLEET BOSTON FINANCIAL CORP                      4,000                   348,600           352,600                     136,000
FREDDIE MAC                                      9,096                   108,300           117,396                     368,388
GOLDEN STATE BANCORP                                                     171,300           171,300
GOLDEN WEST FINANCIAL CORP                                                89,100            89,100
GOLDMAN SACHS GROUP INC                            500                                         500                      47,438
HCA-THE HEALTHCARE CORP                                                  346,100           346,100
HOUSEHOLD INTERNATIONAL INC                                               83,300            83,300
J P MORGAN & CO INC                                                       55,100            55,100
KEYCORP                                           1,200                                      1,200                      21,150
KIMCO REALTY CORP                                 1,700                                      1,700                      69,700
KNIGHT TRADING GROUP INC                                                  59,800            59,800
LEHMAN BROTHERS HLDG INC                                                 100,900           100,900
LOEWS CORP                                                                42,000            42,000
MBNA CORP                                                                210,300           210,300
METLIFE INC                                       1,700                                      1,700                      35,806
MGIC INV CORP                                                            123,000           123,000
MORGAN STANLEY DEAN WITTER                        1,900                  165,900           167,800                     158,175
NATIONWIDE FINANCIAL SERV A                                              228,700           228,700
PACIFIC CENTURY FINL CORP                                                145,500           145,500
PMI GROUP INC                                                            131,100           131,100
PNC FINANCIAL SERVICES GROUP                      3,350                  104,900           108,250                     157,031
PROGRESSIVE CORP OHIO                             4,900                                      4,900                     362,600
PROVIDIAN FINANCIAL CORP                          2,650                   30,100            32,750                     238,500
SCHWAB (CHARLES) CORP                             7,950                                      7,950                     267,319
SOVEREIGN BANCORP INC                                                    505,200           505,200
STARWOOD HOTELS & RESORTS WOR                     2,600                                      2,600                      84,013
TRIZEC HAHN CORP                                  8,400                                      8,400                     150,150
U.S. BANCORP                                      3,000                                      3,000                      57,750
UNIONBANCAL CORPORATION                                                  155,100           155,100
UNITED HEALTHCARE CORP                                                   126,700           126,700
VORNADO REALTY TRUST                              1,500                                      1,500                      52,125
WASHINGTON MUTUAL  INC                            2,000                                      2,000                      57,750
WELLPOINT HEALTH NETWORKS                         2,100                                      2,100                     152,119
WELLS FARGO & CO                                  4,193                   57,800            61,993                     162,479
XL CAPITAL LTD-CLASS A                            4,090                                      4,090                     221,371
ZIONS BANCORPORATION                              1,300                                      1,300                      59,658
                                                                                                                  ------------
                                                                                                                     5,483,474
                                                                                                                  ------------
Manufacturing

                                       LIBERTY GROWTH &       PRO FORMA COMBINED
                                      INCOME FUND MARKET            MARKET
                                            VALUE                   VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                $  3,884,856             $  3,884,856
                                        ------------             ------------
Construction

HALLIBURTON CO                                                        140,383
                                                                 ------------
Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                80,712
ACE LIMITED                                2,287,600                2,594,200
AFLAC INC                                                             196,199
ALLMERICA FINANCIAL CORP                                              176,766
AMBAC FINANCIAL GROUP INC                  2,219,906                2,291,162
AMER INTERNATIONAL GROUP INC              15,542,313               15,671,563
AMERICAN EXPRESS CO                        7,506,000                7,506,000
ASTORIA FINANCIAL CORP                                                 15,450
AXA FINANICAL INC                          4,777,000                4,923,200
BANK OF AMERICA CORP                       9,943,062                9,973,162
BANK ONE                                                              108,906
BEAR STEARNS COMPANIES INC                 1,255,951                1,255,951
C.I.T. GROUP INC-A                                                     32,500
CAPITAL ONE FINANCIAL CORP                 3,217,463                3,262,088
CHASE MANHATTAN CORP (NEW)                 8,588,353                8,738,056
CIGNA CORP                                                            212,713
CINCINNATI FINANCIAL CORP                  5,919,681                5,919,681
CITIGROUP INC                             31,528,825               32,040,348
CITY NATIONAL CORP                         4,242,250                4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                                         321,100
FANNIE MAE                                 8,527,438                8,548,313
FIRST UNION CORP                                                       69,475
FLEET BOSTON FINANCIAL CORP               11,852,400               11,988,400
FREDDIE MAC                                4,386,150                4,754,538
GOLDEN STATE BANCORP                       3,083,400                3,083,400
GOLDEN WEST FINANCIAL CORP                 3,636,394                3,636,394
GOLDMAN SACHS GROUP INC                                                47,438
HCA-THE HEALTHCARE CORP                   10,512,788               10,512,788
HOUSEHOLD INTERNATIONAL INC                3,462,156                3,462,156
J P MORGAN & CO INC                        6,067,888                6,067,888
KEYCORP                                                                21,150
KIMCO REALTY CORP                                                      69,700
KNIGHT TRADING GROUP INC                   1,782,788                1,782,788
LEHMAN BROTHERS HLDG INC                   9,541,356                9,541,356
LOEWS CORP                                 2,520,000                2,520,000
MBNA CORP                                  5,704,388                5,704,388
METLIFE INC                                                            35,806
MGIC INV CORP                              5,596,500                5,596,500
MORGAN STANLEY DEAN WITTER                13,811,175               13,969,350
NATIONWIDE FINANCIAL SERV A                7,518,513                7,518,513
PACIFIC CENTURY FINL CORP                  2,127,938                2,127,938
PMI GROUP INC                              6,227,250                6,227,250
PNC FINANCIAL SERVICES GROUP               4,917,188                5,074,219
PROGRESSIVE CORP OHIO                                                 362,600
PROVIDIAN FINANCIAL CORP                   2,709,000                2,947,500
SCHWAB (CHARLES) CORP                                                 267,319
SOVEREIGN BANCORP INC                      3,552,188                3,552,188
STARWOOD HOTELS & RESORTS WOR                                          84,013
TRIZEC HAHN CORP                                                      150,150
U.S. BANCORP                                                           57,750
UNIONBANCAL CORPORATION                    2,879,044                2,879,044
UNITED HEALTHCARE CORP                    10,864,525               10,864,525
VORNADO REALTY TRUST                                                   52,125
WASHINGTON MUTUAL  INC                                                 57,750
WELLPOINT HEALTH NETWORKS                                             152,119
WELLS FARGO & CO                           2,239,750                2,402,229
XL CAPITAL LTD-CLASS A                                                221,371
ZIONS BANCORPORATION                                                   59,658
                                        ------------             ------------
                                         230,548,616              236,032,090
                                        ------------             ------------
Manufacturing

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                       LIBERTY ALL-STAR       LIBERTY GROWTH &                                 LIBERTY ALL-STAR
                                     GROWTH & INCOME FUND       INCOME FUND          PRO FORMA COMBINED      GROWTH & INCOME FUND
                                             SHARES                SHARES                   SHARES               MARKET VALUE
COMMON STOCKS
3COM CORPORATION                             1,100                                           1,100                  63,388
ADC TELECOMMUNICATIONS INC                                         81,500                   81,500
AGILENT TECHNOLOGIES INC                     1,200                 28,986                   30,186                  88,500
ALCAN ALUMINUM LTD                           5,000                                           5,000                 155,000
ALCOA INC                                    7,560                111,400                  118,960                 219,240
ALLEGHENY TECHNOLOGIES INC                   1,200                                           1,200                  21,600
ALZA CORP                                    1,500                                           1,500                  88,688
AMERICAN HOME PRODUCTS CORP                    600                                             600                  35,250
AMGEN INC                                    3,250                 80,800                   84,050                 228,313
ANALOG DEVICES INC.                                                82,900                   82,900
ANHEUSER BUSCH INC                           2,100                162,600                  164,700                 156,843
APPLE COMPUTER INC                                                 49,600                   49,600
APPLIED MATLS                                2,900                129,200                  132,100                 262,813
APPLIED MICRO CIRCUITS CORP                                        11,600                   11,600
ATMEL CORP                                                        116,900                  116,900
AVENTIS -SPON ADR                            1,100                                           1,100                  79,819
AVON PRODUCTS INC                            9,184                                           9,184                 408,688
BAKER HUGHES INC                               800                                             800                  25,600
BAUSCH & LOMB INC                                                 125,200                  125,200
BAXTER INTERNATIONAL INC                     4,400                                           4,400                 309,375
BECKMAN COULTER INC                                                29,100                   29,100
BESTFOODS                                    1,100                190,600                  191,700                  76,175
BIOGEN INC                                   3,050                                           3,050                 196,725
BOEING CO                                    3,793                332,800                  336,593                 158,595
BP AMOCO PLC-ADR                                                  150,000                  150,000
BRISTOL-MYERS SQUIBB CO                      3,200                166,200                  169,400                 186,400
BRUNSWICK CORP                                                    227,400                  227,400
CATERPILLAR INC                              3,755                                           3,755                 127,201
CHEVRON CORP                                                      119,200                  119,200
CISCO SYSTEMS INC                            7,400                456,200                  463,600                 470,363
CLOROX CO                                      500                                             500                  22,406
COCA COLA CO                                   700                 19,700                   20,400                  40,206
COMPAQ COMPUTER CORP                         7,000                                           7,000                 178,938
COMVERSE TECH                                                      32,200                   32,200
COOPER INDUSTRIES INC                          700                                             700                  22,794
CORNING INCORPORATED                                               21,100                   21,100
DEERE & CO                                   9,500                                           9,500                 351,500
DELL COMPUTER CORPORATION                    8,900                                           8,900                 438,881
DELPHI AUTOMOTIVE SYSTEMS                                         253,600                  253,600
DIAGEO PLC ADR                               5,193                                           5,193                 184,676
DOVER CORP                                   3,793                                           3,793                 153,854
DOW CHEMICAL CO                                                   350,500                  350,500
EI DUPONT DE NEMOURS & CO INC                2,900                 60,200                   63,100                 126,875
ELI LILLY & CO                               1,000                114,500                  115,500                  99,875
EMC CORP                                     1,000                108,400                  109,400                  76,938
EMERSON ELECTRIC CO                          3,306                                           3,306                 199,600
EXXON MOBIL CORPORATION                      3,916                365,165                  369,081                 307,406
FMC CORP                                                           43,200                   43,200
FORD MOTOR CO                                  600                266,300                  266,900                  25,800
GATEWAY INC                                                        51,000                   51,000
GENERAL ELECTRIC CO                          2,700                640,500                  643,200                 143,100
GILLETTE CO                                  4,350                                           4,350                 151,978
GRANT PRIDECO INC                                                 164,800                  164,800
H J HEINZ CO                                 1,400                                           1,400                  61,250
HEWLETT-PACKARD CO                           1,600                 90,400                   92,000                 199,800
HONEYWELL INTERNATIONAL INC                    900                 77,437                   78,337                  30,319
ILLINOIS TOOL WORKS INC                      2,800                                           2,800                 159,600
INGERSOLL RAND CO                            2,525                                           2,525                 101,631
INTEL CORP                                   5,450                232,800                  238,250                 728,597
INTERNATIONAL GAME TECH                                            61,300                   61,300
INTERNATIONAL PAPER CO                                            180,700                  180,700
INTL BUSINESS MACHINES CORP                  1,720                130,800                  132,520                 188,448
INTUIT INC                                   1,700                                           1,700                  70,338
JDS UNIPHASE CORP                            1,050                                           1,050                 125,869
JOHNSON & JOHNSON                                                  69,900                   69,900
JOHNSON CONTROLS INC                                               81,500                   81,500
KIMBERLY CLARK CORP                          3,400                 66,000                   69,400                 195,075
LEAR CORP                                    2,800                                           2,800                  56,000
LOCKHEED MARTIN CORP                                              422,400                  422,400
LSI LOGIC CORP                                                     53,200                   53,200
LUCENT TECHNOLOGIES INC                      2,800                 42,800                   45,600                 165,900
LYONDELL PETRO                                                    211,300                  211,300

                                LIBERTY GROWTH &
                               INCOME FUND MARKET       PRO FORMA COMBINED
                                     VALUE                MARKET VALUE
COMMON STOCKS
3COM CORPORATION                                              63,388
ADC TELECOMMUNICATIONS INC        6,835,813                6,835,813
AGILENT TECHNOLOGIES INC          2,137,718                2,226,218
ALCAN ALUMINUM LTD                                           155,000
ALCOA INC                         3,230,600                3,449,840
ALLEGHENY TECHNOLOGIES INC                                    21,600
ALZA CORP                                                     88,688
AMERICAN HOME PRODUCTS CORP                                   35,250
AMGEN INC                         5,676,200                5,904,513
ANALOG DEVICES INC.               6,300,400                6,300,400
ANHEUSER BUSCH INC               12,144,188               12,301,031
APPLE COMPUTER INC                2,597,800                2,597,800
APPLIED MATLS                    11,708,750               11,971,563
APPLIED MICRO CIRCUITS CORP       1,145,500                1,145,500
ATMEL CORP                        4,310,688                4,310,688
AVENTIS -SPON ADR                                             79,819
AVON PRODUCTS INC                                            408,688
BAKER HUGHES INC                                              25,600
BAUSCH & LOMB INC                 9,687,350                9,687,350
BAXTER INTERNATIONAL INC                                     309,375
BECKMAN COULTER INC               1,698,713                1,698,713
BESTFOODS                        13,199,050               13,275,225
BIOGEN INC                                                   196,725
BOEING CO                        13,915,200               14,073,795
BP AMOCO PLC-ADR                  8,484,375                8,484,375
BRISTOL-MYERS SQUIBB CO           9,681,150                9,867,550
BRUNSWICK CORP                    3,766,313                3,766,313
CATERPILLAR INC                                              127,201
CHEVRON CORP                     10,109,650               10,109,650
CISCO SYSTEMS INC                28,997,212               29,467,575
CLOROX CO                                                     22,406
COCA COLA CO                      1,131,519                1,171,725
COMPAQ COMPUTER CORP                                         178,938
COMVERSE TECH                     2,994,600                2,994,600
COOPER INDUSTRIES INC                                         22,794
CORNING INCORPORATED              5,694,363                5,694,363
DEERE & CO                                                   351,500
DELL COMPUTER CORPORATION                                    438,881
DELPHI AUTOMOTIVE SYSTEMS         3,693,050                3,693,050
DIAGEO PLC ADR                                               184,676
DOVER CORP                                                   153,854
DOW CHEMICAL CO                  10,580,719               10,580,719
EI DUPONT DE NEMOURS & CO INC     2,633,750                2,760,625
ELI LILLY & CO                   11,435,688               11,535,563
EMC CORP                          8,340,025                8,416,963
EMERSON ELECTRIC CO                                          199,600
EXXON MOBIL CORPORATION          28,665,453               28,972,859
FMC CORP                          2,505,600                2,505,600
FORD MOTOR CO                    11,450,900               11,476,700
GATEWAY INC                       2,894,250                2,894,250
GENERAL ELECTRIC CO              33,946,500               34,089,600
GILLETTE CO                                                  151,978
GRANT PRIDECO INC                 4,120,000                4,120,000
H J HEINZ CO                                                  61,250
HEWLETT-PACKARD CO               11,288,700               11,488,500
HONEYWELL INTERNATIONAL INC       2,608,659                2,638,978
ILLINOIS TOOL WORKS INC                                      159,600
INGERSOLL RAND CO                                            101,631
INTEL CORP                       31,122,450               31,851,047
INTERNATIONAL GAME TECH           1,624,450                1,624,450
INTERNATIONAL PAPER CO            5,387,119                5,387,119
INTL BUSINESS MACHINES CORP      14,330,775               14,519,223
INTUIT INC                                                    70,338
JDS UNIPHASE CORP                                            125,869
JOHNSON & JOHNSON                 7,121,063                7,121,063
JOHNSON CONTROLS INC              4,181,969                4,181,969
KIMBERLY CLARK CORP               3,786,750                3,981,825
LEAR CORP                                                     56,000
LOCKHEED MARTIN CORP             10,480,800               10,480,800
LSI LOGIC CORP                    2,879,450                2,879,450
LUCENT TECHNOLOGIES INC           2,535,900                2,701,800
LYONDELL PETRO                    3,539,275                3,539,275

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                       LIBERTY ALL-STAR       LIBERTY GROWTH &                                 LIBERTY ALL-STAR
                                     GROWTH & INCOME FUND       INCOME FUND          PRO FORMA COMBINED      GROWTH & INCOME FUND
                                             SHARES                SHARES                   SHARES               MARKET VALUE
COMMON STOCKS
MAXIM INTEGRATED PRODUCTS INC                4,550                                           4,550                 309,116
MEDTRONIC INC                                2,400                                           2,400                 119,550
MERCK & CO INC                                                    155,800                  155,800
MICROCHIP TECHNOLOGY                                              115,800                  115,800
MINNESOTA MINING & MFG CO                    4,142                130,300                  134,442                 341,715
MOTOROLA INC                                 1,560                                           1,560                  45,338
MYLAN LABORATORIES, INC                                           238,600                  238,600
NEWS CORP LTD ADR                            1,400                                           1,400                  76,300
NOKIA CORP ADR                               4,500                112,400                  116,900                 224,719
NORTEL NETWORKS CORP                           700                                             700                  47,775
PACCAR INC                                                        137,100                  137,100
PE CORP-PE BIOSYSTEMS GROUP                    300                                             300                  19,763
PEPSI BOTTLING GROUP                                              324,800                  324,800
PEPSICO INC                                                       262,800                  262,800
PFIZER INC                                   7,025                388,675                  395,700                 337,200
PHARMACIA CORPORATION                        8,796                                           8,796                 454,643
PHILIP MORRIS CO INC                         2,800                280,400                  283,200                  74,375
PROCTER & GAMBLE CO                          1,850                157,300                  159,150                 105,913
QUAKER OATS CO                                                    121,000                  121,000
ROHM & HAAS CO                               1,900                                           1,900                  65,550
ROYAL DUTCH PETRO-NY SHARES                    700                254,300                  255,000                  43,094
SABRE HOLDINGS CORP                          4,230                                           4,230                 120,555
SARA LEE CORP                                6,300                                           6,300                 121,669
SCHERING-PLOUGH CORP                         1,100                 86,400                   87,500                  55,550
SEAGATE TECHNOLOGY INC                         600                                             600                  33,000
SEAGRAMS CO. LTD.                            1,000                                           1,000                  58,000
TELLABS INC                                    400                                             400                  27,375
TEMPLE INLAND INC                            1,000                 24,700                   25,700                  42,000
TERADYNE INC                                                       62,400                   62,400
TEXAS INSTRUMENTS INC                          900                 78,400                   79,300                  61,819
TEXTRON INC                                  2,600                                           2,600                 141,213
TOSCO CORP                                     800                                             800                  22,650
TYCO INT'L LTD                               3,600                                           3,600                 170,550
UNITED TECHNOLOGIES CORP                                          170,500                  170,500
USG CORP NEW                                                       63,300                   63,300
UST INC                                      4,200                                           4,200                  61,688
USX-MARATHON GROUP                           4,800                                           4,800                 120,300
VISTEON CORP                                    75                 33,288                   33,363                     909
WEATHERFORD INTERNATIONAL                                         164,800                  164,800
WESTVACO CORP                                                     268,600                  268,600
WEYERHAEUSER CO                                                    50,800                   50,800
WHIRLPOOL CORP                                                     85,100                   85,100

                                                                                                                ----------
                                                                                                                11,268,551
                                                                                                                ----------
Mining & Energy

APACHE CORP                                  2,800                                           2,800                 164,675
BURLINGTON RESOURCES INC                     7,500                 76,000                   83,500                 286,875
COFLEXIP-SPONSORED ADR                                             23,270                   23,270
CONOCO INC -CL B                             5,800                                           5,800                 142,463
CONOCO INC-CL A                              6,450                                           6,450                 141,900
DEVON ENERGY CORPORATION                     2,708                                           2,708                 152,156
DIAMOND OFFSHORE DRILLING                                         195,800                  195,800
FALCON DRILLING COMPANY INC                                       521,800                  521,800
GLOBAL MARINE INC                            1,100                                           1,100                  31,006
OCCIDENTAL PETROLEUM                         7,700                                           7,700                 162,181
PETROLEUM GEO SERVICES ADR                                        239,100                  239,100
SCHLUMBERGER LTD                                                  161,900                  161,900
TRANSOCEAN SEDCO FOREX INC                                         31,343                   31,343
                                                                                                                ----------
                                                                                                                 1,081,256
                                                                                                                ----------
Retail Trade

BEST BUY INC                                                      128,500                  128,500
CIRCUIT CITY STORES INC                        600                100,700                  101,300                  19,913
COSTCO WHOLESALE CORP                        2,550                                           2,550                  84,150
CVS CORP                                                          159,200                  159,200
DARDEN RESTURANTS INC                                             206,000                  206,000
FEDERATED DEPT STORES INC NEW                4,500                                           4,500                 151,875
HARCOURT GENERAL INC                         4,725                                           4,725                 256,922
HOME DEPOT INC                               4,600                 69,150                   73,750                 229,713

                                  LIBERTY GROWTH &
                                   INCOME FUND           PRO FORMA COMBINED
                                   MARKET VALUE             MARKET VALUE
COMMON STOCKS
MAXIM INTEGRATED PRODUCTS INC                                   309,116
MEDTRONIC INC                                                   119,550
MERCK & CO INC                      11,938,175               11,938,175
MICROCHIP TECHNOLOGY                 6,747,159                6,747,159
MINNESOTA MINING & MFG CO           10,749,750               11,091,465
MOTOROLA INC                                                     45,338
MYLAN LABORATORIES, INC              4,354,450                4,354,450
NEWS CORP LTD ADR                                                76,300
NOKIA CORP ADR                       5,612,975                5,837,694
NORTEL NETWORKS CORP                                             47,775
PACCAR INC                           5,441,156                5,441,156
PE CORP-PE BIOSYSTEMS GROUP                                      19,763
PEPSI BOTTLING GROUP                 9,480,100                9,480,100
PEPSICO INC                         11,678,175               11,678,175
PFIZER INC                          18,656,400               18,993,600
PHARMACIA CORPORATION                                           454,643
PHILIP MORRIS CO INC                 7,448,125                7,522,500
PROCTER & GAMBLE CO                  9,005,425                9,111,338
QUAKER OATS CO                       9,090,125                9,090,125
ROHM & HAAS CO                                                   65,550
ROYAL DUTCH PETRO-NY SHARES         15,655,344               15,698,438
SABRE HOLDINGS CORP                                             120,555
SARA LEE CORP                                                   121,669
SCHERING-PLOUGH CORP                 4,363,200                4,418,750
SEAGATE TECHNOLOGY INC                                           33,000
SEAGRAMS CO. LTD.                                                58,000
TELLABS INC                                                      27,375
TEMPLE INLAND INC                    1,037,400                1,079,400
TERADYNE INC                         4,586,400                4,586,400
TEXAS INSTRUMENTS INC                5,385,100                5,446,919
TEXTRON INC                                                     141,213
TOSCO CORP                                                       22,650
TYCO INT'L LTD                                                  170,550
UNITED TECHNOLOGIES CORP            10,038,188               10,038,188
USG CORP NEW                         1,922,738                1,922,738
UST INC                                                          61,688
USX-MARATHON GROUP                                              120,300
VISTEON CORP                           403,611                  404,520
WEATHERFORD INTERNATIONAL            6,561,100                6,561,100
WESTVACO CORP                        6,664,638                6,664,638
WEYERHAEUSER CO                      2,184,400                2,184,400
WHIRLPOOL CORP                       3,967,788                3,967,788
                                   -----------              -----------
                                   559,572,362              570,840,912
                                   -----------              -----------
Mining & Energy

APACHE CORP                                                     164,675
BURLINGTON RESOURCES INC             2,907,000                3,193,875
COFLEXIP-SPONSORED ADR               1,407,835                1,407,835
CONOCO INC -CL B                                                142,463
CONOCO INC-CL A                                                 141,900
DEVON ENERGY CORPORATION                                        152,156
DIAMOND OFFSHORE DRILLING            6,877,475                6,877,475
FALCON DRILLING COMPANY INC         12,294,913               12,294,913
GLOBAL MARINE INC                                                31,006
OCCIDENTAL PETROLEUM                                            162,181
PETROLEUM GEO SERVICES ADR           4,079,644                4,079,644
SCHLUMBERGER LTD                    12,081,788               12,081,788
TRANSOCEAN SEDCO FOREX INC           1,674,892                1,674,892
                                   -----------              -----------
                                    41,323,545               42,404,801
                                   -----------              -----------
Retail Trade

BEST BUY INC                         8,127,625                8,127,625
CIRCUIT CITY STORES INC              3,341,981                3,361,894
COSTCO WHOLESALE CORP                                            84,150
CVS CORP                             6,368,000                6,368,000
DARDEN RESTURANTS INC                3,347,500                3,347,500
FEDERATED DEPT STORES INC NEW                                   151,875
HARCOURT GENERAL INC                                            256,922
HOME DEPOT INC                       3,453,178                3,682,891

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                       LIBERTY ALL-STAR       LIBERTY GROWTH &                                 LIBERTY ALL-STAR
                                     GROWTH & INCOME FUND       INCOME FUND          PRO FORMA COMBINED      GROWTH & INCOME FUND
                                             SHARES                SHARES                   SHARES               MARKET VALUE
COMMON STOCKS
LIMITED INC                                   6,000                                           6,000                 129,750
MAY DEPARTMENT STORES CO                      5,214                                           5,214                 125,136
MCDONALDS CORP                                5,112                                           5,112                 168,377
RADIOSHACK CORP                                                     93,700                   93,700
SAFEWAY INC                                   2,400                                           2,400                 108,300
TARGET CORP                                     600                 61,400                   62,000                  34,800
TIFFANY & CO                                  1,300                                           1,300                  87,750
TJX COMPANIES, INC                            1,400                                           1,400                  26,250
WAL-MART STORES INC                           3,150                150,700                  153,850                 181,519
                                                                                                                  ---------
                                                                                                                  1,604,453
                                                                                                                  ---------
Services

ADOBE SYSTEMS INC                                                   73,500                   73,500
AMERICA ONLINE INC                            1,200                113,000                  114,200                  63,300
AUTOMATIC DATA PROCESSING INC                                      105,600                  105,600
CENDANT CORP                                  2,100                                           2,100                  29,400
CHECK POINT  SOFTWARE TECH                                           5,700                    5,700
CITRIX SYS INC                                  500                                             500                   9,469
COMPUTER ASSOCIATES INT'L INC                11,423                                          11,423                 584,715
DUN & BRADSTREET CORP                                              214,800                  214,800
ELECTRONIC DATA SYSTEMS CORP                    900                                             900                  37,125
FIRST DATA CORP                                                    129,600                  129,600
GENENTECH INC                                   800                                             800                 137,600
HARRAH'S ENTERTAINMENT INC                                          88,500                   88,500
MANPOWER                                                           128,600                  128,600
MICROSOFT CORP                                4,250                158,700                  162,950                 340,000
NETWORK APPLIANCE INC                                               15,400                   15,400
NEWS CORP LTD-SPONS ADR PRF                   4,548                                           4,548                 216,030
ORACLE CORP                                     600                148,400                  149,000                  50,438
PARAMETRIC TECHNOLOGY CORP                    6,400                                           6,400                  70,400
PAYCHEX INC                                   6,150                                           6,150                 258,300
PIXAR INC                                     2,200                                           2,200                  77,550
SENSORMATIC ELECTRONICS CORP                  1,600                                           1,600                  25,300
SIEBEL SYSTEMS INC                            2,650                                           2,650                 433,441
SUN MICROSYSTEMS  INC                         1,600                123,800                  125,400                 145,500

                                 LIBERTY GROWTH &
                                INCOME FUND MARKET       PRO FORMA COMBINED
                                       VALUE                MARKET VALUE
COMMON STOCKS
LIMITED INC                                                     129,750
MAY DEPARTMENT STORES CO                                        125,136
MCDONALDS CORP                                                  168,377
RADIOSHACK CORP                      4,439,038                4,439,038
SAFEWAY INC                                                     108,300
TARGET CORP                          3,561,200                3,596,000
TIFFANY & CO                                                     87,750
TJX COMPANIES, INC                                               26,250
WAL-MART STORES INC                  8,684,087                8,865,606
                                    ----------               ----------
                                    41,322,609               42,927,062
                                    ----------               ----------
Services

ADOBE SYSTEMS INC                    9,555,000                9,555,000
AMERICA ONLINE INC                   5,960,750                6,024,050
AUTOMATIC DATA PROCESSING INC        5,656,200                5,656,200
CENDANT CORP                                                     29,400
CHECK POINT  SOFTWARE TECH           1,206,975                1,206,975
CITRIX SYS INC                                                    9,469
COMPUTER ASSOCIATES INT'L INC                                   584,715
DUN & BRADSTREET CORP                6,148,650                6,148,650
ELECTRONIC DATA SYSTEMS CORP                                     37,125
FIRST DATA CORP                      6,431,400                6,431,400
GENENTECH INC                                                   137,600
HARRAH'S ENTERTAINMENT INC           1,852,969                1,852,969
MANPOWER                             4,115,200                4,115,200
MICROSOFT CORP                      12,696,000               13,036,000
NETWORK APPLIANCE INC                1,239,700                1,239,700
NEWS CORP LTD-SPONS ADR PRF                                     216,030
ORACLE CORP                         12,474,875               12,525,313
PARAMETRIC TECHNOLOGY CORP                                       70,400
PAYCHEX INC                                                     258,300
PIXAR INC                                                        77,550
SENSORMATIC ELECTRONICS CORP                                     25,300
SIEBEL SYSTEMS INC                                              433,441
SUN MICROSYSTEMS  INC               11,258,063               11,403,563

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                       LIBERTY ALL-STAR       LIBERTY GROWTH &                                 LIBERTY ALL-STAR
                                     GROWTH & INCOME FUND       INCOME FUND          PRO FORMA COMBINED      GROWTH & INCOME FUND
                                             SHARES                SHARES                   SHARES               MARKET VALUE
COMMON STOCKS
SYNOPSYS INC                                1,900                                           1,900                  65,669
TIME WARNER INC                             2,200                 16,400                   18,600                 167,200
USA NETWORKS INC                                                 101,500                  101,500
WALT DISNEY PRODUCTIONS                     3,600                155,500                  159,100                 139,725
                                                                                                            -------------
                                                                                                                2,851,160
                                                                                                            -------------

Transportation, Communications,
Electric, Gas and Sanitary
Services

A T & T CORP                                4,100                348,100                  352,200                 129,663
ALLEGIANCE TELECOM INC                        250                                             250                  16,000
AMFM INC                                    3,500                                           3,500                 241,500
AMR CORP                                    4,000                                           4,000                 105,750
AT & T WIRELESS CORP                                             178,200                  178,200
AT&T CORP-LIBERTY MEDIA A                   3,600                                           3,600                  87,300
BELL ATLANTIC CORP                          2,400                122,600                  125,000                 121,950
BELLSOUTH CORP                                                   147,300                  147,300
BURLINGTON NORTH SANTA FE CORP              6,647                                           6,647                 152,466
CABLEVISION SYSTEMS CL-A                    1,200                                           1,200                  81,450
CARNIVAL CORP-CL A                          4,200                                           4,200                  81,900
CHRIS-CRAFT INDUSTRIES INC                                        61,800                   61,800
COLUMBIA ENERGY GROUP                         700                                             700                  45,938
COMCAST CORP-SPECIAL CL A                     500                 46,500                   47,000                  20,250
COX COMMUNICATIONS INC-CL A                 2,150                                           2,150                  97,959
CSX CORP                                    2,500                                           2,500                  52,969
DELTA AIR LINES INC                         3,000                 79,600                   82,600                 151,688
DTE ENERGY CO                                 800                                             800                  24,450
DUKE ENERGY                                                       60,100                   60,100
DYNEGY INC                                    400                                             400                  27,325
EDISON INTERNATIONAL                                             235,700                  235,700
EL PASO ENERGY CORP                         6,200                                           6,200                 315,813
ENTERGY CORP                                                     252,400                  252,400
FLORIDA PROGRESS CORP                       2,000                                           2,000                  93,750
GLOBAL CROSSING LTD                         1,000                                           1,000                  26,313
GTE CORP                                    2,950                201,400                  204,350                 183,638
KANSAS CITY SOUTHN INDS INC                 3,750                                           3,750                 332,578
LEVEL 3 COMMUNICATIONS                        250                                             250                  22,000
P G & E CORP                                  900                116,000                  116,900                  22,163
PECO ENERGY CO                              4,100                                           4,100                 165,281
PMC-SIERRA INC                                                    16,800                   16,800
QWEST COMMUNICATIONS INTL                     500                                             500                  24,844
RELIANT ENERGY INC                          5,400                                           5,400                 159,638
RF MICRO DEVICES INC                                              47,400                   47,400
SBC COMMUNICATIONS INC                      9,959                409,400                  419,359                 430,727
SOUTHWEST AIRLINES CO                       8,650                                           8,650                 163,809
SPRINT CORP (FON GROUP)                     3,253                189,200                  192,453                 165,903
SPRINT CORP PCS                               500                                             500                  29,750
TELEPHONE & DATA                                                  24,300                   24,300
TXU CORP                                                         164,500                  164,500
UAL INC                                                           56,000                   56,000
UNICOM CORPORATION                                               160,400                  160,400
UNION PACIFIC CORP                          1,400                137,900                  139,300                  52,063
UNITED PARCEL SERVICE-CL B                  2,300                                           2,300                 135,700
US CELLULAR CORP                                                  29,700                   29,700
WASTE MANAGEMENT INC                        1,200                                           1,200                  22,800
WILLIAMS COMPANIES INC                      1,900                                           1,900                  79,206
WORLDCOM INC                                5,200                                           5,200                 238,550
                                                                                                            -------------
                                                                                                                4,103,080
                                                                                                            -------------
Wholesale Trade

SYSCO CORP                                                        182,600                  182,600

Total Common Stocks                                                                                            26,532,356
                                                                                                            -------------
CASH EQUIVALENTS                              Par                     Par                     Par

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                            972,000           $  25,932,000               26,904,000                972,000
                                                                                                            -------------
TOTAL INVESTMENTS (COST OF
$25,098,509, $976,414,426 AND
$1,001,512,935, RESPECTIVELY)                                                                               $  27,504,356
                                                                                                            =============

                                    LIBERTY GROWTH &
                                  INCOME FUND MARKET       PRO FORMA COMBINED
                                          VALUE               MARKET VALUE
COMMON STOCKS
SYNOPSYS INC                                                        65,669
TIME WARNER INC                         1,246,400                1,413,600
USA NETWORKS INC                        2,194,938                2,194,938
WALT DISNEY PRODUCTIONS                 6,035,344                6,175,069
                                   --------------          ---------------
                                       88,072,463               90,923,623
                                   --------------          ---------------

Transportation, Communications,
Electric, Gas and Sanitary
Services

A T & T CORP                           11,008,662               11,138,325
ALLEGIANCE TELECOM INC                                              16,000
AMFM INC                                                           241,500
AMR CORP                                                           105,750
AT & T WIRELESS CORP                    4,967,325                4,967,325
AT&T CORP-LIBERTY MEDIA A                                           87,300
BELL ATLANTIC CORP                      6,229,613                6,351,563
BELLSOUTH CORP                          6,278,663                6,278,663
BURLINGTON NORTH SANTA FE CORP                                     152,466
CABLEVISION SYSTEMS CL-A                                            81,450
CARNIVAL CORP-CL A                                                  81,900
CHRIS-CRAFT INDUSTRIES INC              4,082,663                4,082,663
COLUMBIA ENERGY GROUP                                               45,938
COMCAST CORP-SPECIAL CL A               1,883,250                1,903,500
COX COMMUNICATIONS INC-CL A                                         97,959
CSX CORP                                                            52,969
DELTA AIR LINES INC                     4,024,775                4,176,463
DTE ENERGY CO                                                       24,450
DUKE ENERGY                             3,388,138                3,388,138
DYNEGY INC                                                          27,325
EDISON INTERNATIONAL                    4,831,850                4,831,850
EL PASO ENERGY CORP                                                315,813
ENTERGY CORP                            6,862,125                6,862,125
FLORIDA PROGRESS CORP                                               93,750
GLOBAL CROSSING LTD                                                 26,313
GTE CORP                               12,537,150               12,720,788
KANSAS CITY SOUTHN INDS INC                                        332,578
LEVEL 3 COMMUNICATIONS                                              22,000
P G & E CORP                            2,856,500                2,878,663
PECO ENERGY CO                                                     165,281
PMC-SIERRA INC                          2,985,150                2,985,150
QWEST COMMUNICATIONS INTL                                           24,844
RELIANT ENERGY INC                                                 159,638
RF MICRO DEVICES INC                    4,153,425                4,153,425
SBC COMMUNICATIONS INC                 17,706,550               18,137,277
SOUTHWEST AIRLINES CO                                              163,809
SPRINT CORP (FON GROUP)                 9,649,200                9,815,103
SPRINT CORP PCS                                                     29,750
TELEPHONE & DATA                        2,436,075                2,436,075
TXU CORP                                4,852,750                4,852,750
UAL INC                                 3,258,500                3,258,500
UNICOM CORPORATION                      6,205,475                6,205,475
UNION PACIFIC CORP                      5,128,156                5,180,219
UNITED PARCEL SERVICE-CL B                                         135,700
US CELLULAR CORP                        1,871,100                1,871,100
WASTE MANAGEMENT INC                                                22,800
WILLIAMS COMPANIES INC                                              79,206
WORLDCOM INC                                                       238,550
                                   --------------          ---------------
                                      127,197,093              131,300,173
                                   --------------          ---------------

Wholesale Trade

SYSCO CORP                              7,692,025                7,692,025
                                   --------------          ---------------
Total Common Stocks                 1,099,613,570            1,126,145,926
                                   --------------          ---------------
CASH EQUIVALENTS

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                         25,932,000               26,904,000
                                   --------------          ---------------
TOTAL INVESTMENTS (COST OF
$25,098,509, $976,414,426 and
$1,001,512,935, respectively)      $1,125,545,570          $ 1,153,049,926
                                   ==============          ===============

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                          Liberty All-Star           Liberty
                                           Growth & Income        Growth & Income         Pro Forma               Pro Forma
                                                 Fund                  Fund              Adjustments               Combined
                                                 ----                  ----              -----------               --------
Investments, at value                     $  27,504,356          $ 1,125,545,570        $          -           $1,153,049,926
Cash                                              4,096                      176                   -                    4,272
Receivable for investments sold                       -                        -                   -                        -
Payable for investments purchased                     -                        -                   -                        -
Other assets less other liabilities                 621               35,737,174            (316,642)(a)           35,421,153

Net assets                                $  27,509,073          $ 1,161,282,920         $  (316,642)          $1,188,475,351


Class A:
Net assets                                $   4,299,897            $ 309,356,714             (80,456)          $  313,576,155
Shares outstanding                              368,742               15,017,711            (164,310)          $   15,222,143
Net asset value                           $       11.66            $       20.60                               $        20.60

Class B:
Net assets                                $  16,346,839            $ 822,643,366            (220,266)          $  838,769,939
Shares outstanding                            1,415,688               41,382,562            (606,603)          $   42,191,647
Net asset value                           $       11.55            $       19.88                               $        19.88

Class C:
Net assets                                $   4,524,072            $  29,281,763             (12,912)           $  33,792,923
Shares outstanding                              391,868                1,465,147            (166,524)           $   1,690,491
Net asset value                           $       11.54            $       19.99                                $       19.99

Class Z:
Net assets                                $   2,338,265            $       1,077              (3,008)           $   2,336,334
Shares outstanding                              199,907                       52             (87,147)           $     112,812
Net asset value                           $       11.70            $       20.71                                $       20.71


(a) One time proxy, accounting, legal and other costs of the reorganization of $35,389 and $281,253 to be borne by the All-Star Fund and Growth & Income Fund, respectively.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                               LIBERTY ALL-STAR          LIBERTY
                                                GROWTH &        GROWTH &         PRO FORMA           PRO FORMA
                                                  INCOME       INCOME FUND      ADJUSTMENTS          COMBINED
                                                --------       -----------      -----------          --------
INVESTMENT INCOME
Dividends                                         268,398       15,573,131               -           15,841,529
Interest                                           37,185        1,966,931               -            2,004,115
                                               ----------     ------------      ----------         ------------
   Total investment income                                      17,540,062               -           17,845,645
                                                  305,583
EXPENSES
Management fee                                    132,571        9,452,952               - (a)        9,585,523
Administration fee                                 44,190                -         (44,190)(a)                -
Service fee - Class A, B, C                        49,748        3,099,842               - (a)        3,149,590
Distribution fee - Class B                         95,935        6,593,089               - (a)        6,689,024
Distribution fee - Class C                         27,559          244,861               - (a)          272,420
Transfer agent fee                                 46,431        2,728,605        (259,171)(d)        2,515,865
Bookkeeping fee                                    27,000          420,040         (21,477)(a)          425,563
Trustees fee                                       12,950           56,473         (23,532)(b)           45,891
All other expenses                                221,950        1,052,407        (388,357)(c)          886,000
                                               ----------     ------------      ----------         ------------
   Total operating expenses                       658,334       23,648,269        (736,727)          23,569,876
                                               ----------     ------------      ----------         ------------
Expense reimbursement                            (208,902)               -         208,902 (a)                -
                                               ----------     ------------      ----------         ------------
   Net Expenses                                   449,432       23,648,269        (527,825)          23,569,876

NET INVESTMENT LOSS                              (143,849)      (6,108,207)        527,825           (5,724,232)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments          (118,211)     183,532,200               -          183,413,989
Change in net unrealized
appreciation/depreciation
during the period on investments                1,816,980     (170,105,574)              -         (168,288,594)
                                               ----------     ------------      ----------         ------------
      Net Gain                                  1,698,769       13,426,626               -           15,125,395
                                               ----------     ------------      ----------         ------------
Increase in Net Assets from Operations          1,554,920        7,318,419         527,825            9,401,163


(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                        SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                      INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                            SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                 133,100                 133,100


Finance, Insurance & Real Estate

ACE LIMITED                                                                               81,700                  81,700
AETNA INC                                                       10,900                                            10,900
AMBAC FINANCIAL GROUP INC                                                                 40,500                  40,500
AMER INTERNATIONAL GROUP INC                                                             132,275                 132,275
AMERICAN EXPRESS CO                         240,000                                      144,000                 384,000
AON CORP                                                        33,200                                            33,200
AXA FINANICAL INC                                                                        140,500                 140,500
BANK OF AMERICA CORP                         67,896                                      231,234                 299,130
BANK ONE                                                        31,000                                            31,000
BEAR STEARNS COMPANIES INC                                                                30,173                  30,173
CAPITAL ONE FINANCIAL CORP                                                                72,100                  72,100
CHASE MANHATTAN CORP (NEW)                  193,200                                      186,450                 379,650
CINCINNATI FINANCIAL CORP                                                                188,300                 188,300
CITIGROUP INC                               244,810                                      523,300                 768,110
CITY NATIONAL CORP                                                                       119,500                 119,500
FANNIE MAE                                  161,000                                      163,400                 324,400
FIRSTAR CORP                                                    18,000                                            18,000
FLEET BOSTON FINANCIAL CORP                                     16,100                   348,600                 364,700
FREDDIE MAC                                                     19,500                   108,300                 127,800
GOLDEN STATE BANCORP                                                                     171,300                 171,300
GOLDEN WEST FINANCIAL CORP                                                                89,100                  89,100
HCA-THE HEALTHCARE CORP                                                                  346,100                 346,100
HOUSEHOLD INTERNATIONAL INC                                                               83,300                  83,300
J P MORGAN & CO INC                                                                       55,100                  55,100
KNIGHT TRADING GROUP INC                                                                  59,800                  59,800
LEHMAN BROTHERS HLDG INC                                                                 100,900                 100,900
LOEWS CORP                                                                                42,000                  42,000
MBNA CORP                                                                                210,300                 210,300
MGIC INV CORP                                                                            123,000                 123,000
MORGAN STANLEY DEAN WITTER                                                               165,900                 165,900
NATIONWIDE FINANCIAL SERV A                                                              228,700                 228,700
PACIFIC CENTURY FINL CORP                                                                145,500                 145,500
PMI GROUP INC                                                                            131,100                 131,100
PNC FINANCIAL SERVICES GROUP                                                             104,900                 104,900
PROVIDIAN FINANCIAL CORP                                                                  30,100                  30,100
SOVEREIGN BANCORP INC                                                                    505,200                 505,200
UNIONBANCAL CORPORATION                                                                  155,100                 155,100
UNITED HEALTHCARE CORP                                           5,900                   126,700                 132,600
WASHINGTON MUTUAL  INC                                          23,100                                            23,100
WELLS FARGO & CO                            156,660                                       57,800                 214,460



                                         SR&F GROWTH &               LIBERTY                LIBERTY GROWTH &            PRO FORMA
                                      INCOME PORTFOLIO             VALUE FUND                INCOME FUND                COMBINED
                                          MARKET VALUE             MARKET VALUE               MARKET VALUE             MARKET VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                      $ 3,884,856             $ 3,884,856
                                                                                              -----------             -----------

Finance, Insurance & Real Estate

ACE LIMITED                                                                                     2,287,600               2,287,600
AETNA INC                                                            $ 699,644                                            699,644
AMBAC FINANCIAL GROUP INC                                                                       2,219,906               2,219,906
AMER INTERNATIONAL GROUP INC                                                                   15,542,313              15,542,313
AMERICAN EXPRESS CO                      $ 12,510,000                                           7,506,000              20,016,000
AON CORP                                                             1,031,275                                          1,031,275
AXA FINANICAL INC                                                                               4,777,000               4,777,000
BANK OF AMERICA CORP                        2,919,528                                           9,943,062              12,862,590
BANK ONE                                                               823,438                                            823,438
BEAR STEARNS COMPANIES INC                                                                      1,255,951               1,255,951
CAPITAL ONE FINANCIAL CORP                                                                      3,217,463               3,217,463
CHASE MANHATTAN CORP (NEW)                  8,899,275                                           8,588,353              17,487,628
CINCINNATI FINANCIAL CORP                                                                       5,919,681               5,919,681
CITIGROUP INC                              14,749,803                                          31,528,825              46,278,628
CITY NATIONAL CORP                                                                              4,242,250               4,242,250
FANNIE MAE                                  8,402,188                                           8,527,438              16,929,625
FIRSTAR CORP                                                           379,125                                            379,125
FLEET BOSTON FINANCIAL CORP                                            547,400                 11,852,400              12,399,800
FREDDIE MAC                                                            789,750                  4,386,150               5,175,900
GOLDEN STATE BANCORP                                                                            3,083,400               3,083,400
GOLDEN WEST FINANCIAL CORP                                                                      3,636,394               3,636,394
HCA-THE HEALTHCARE CORP                                                                        10,512,788              10,512,788
HOUSEHOLD INTERNATIONAL INC                                                                     3,462,156               3,462,156
J P MORGAN & CO INC                                                                             6,067,888               6,067,888
KNIGHT TRADING GROUP INC                                                                        1,782,788               1,782,788
LEHMAN BROTHERS HLDG INC                                                                        9,541,356               9,541,356
LOEWS CORP                                                                                      2,520,000               2,520,000
MBNA CORP                                                                                       5,704,388               5,704,388
MGIC INV CORP                                                                                   5,596,500               5,596,500
MORGAN STANLEY DEAN WITTER                                                                     13,811,175              13,811,175
NATIONWIDE FINANCIAL SERV A                                                                     7,518,513               7,518,513
PACIFIC CENTURY FINL CORP                                                                       2,127,938               2,127,938
PMI GROUP INC                                                                                   6,227,250               6,227,250
PNC FINANCIAL SERVICES GROUP                                                                    4,917,188               4,917,188
PROVIDIAN FINANCIAL CORP                                                                        2,709,000               2,709,000
SOVEREIGN BANCORP INC                                                                           3,552,188               3,552,188
UNIONBANCAL CORPORATION                                                                         2,879,044               2,879,044
UNITED HEALTHCARE CORP                                                 505,925                 10,864,525              11,370,450
WASHINGTON MUTUAL  INC                                                 667,013                                            667,013
WELLS FARGO & CO                            6,070,575                                           2,239,750               8,310,325

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                    SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                  INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                        SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS
XL CAPITAL LTD-CLASS A                                      20,700                                            20,700





Manufacturing

ABBOTT LABS                                                 31,600                                            31,600
ADC TELECOMMUNICATIONS INC                                                            81,500                  81,500
AGILENT TECHNOLOGIES INC                                                              28,986                  28,986
ALCOA INC                                                                            111,400                 111,400
AMERADA HESS CORP                                           17,000                                            17,000
AMGEN INC                                                                             80,800                  80,800
ANALOG DEVICES INC.                                                                   82,900                  82,900
ANHEUSER BUSCH INC                                                                   162,600                 162,600
APPLE COMPUTER INC                                                                    49,600                  49,600
APPLIED MATLS                            80,000                                      129,200                 209,200
APPLIED MICRO CIRCUITS CORP                                                           11,600                  11,600
ATMEL CORP                                                                           116,900                 116,900
AVON PRODUCTS INC                        40,000                                                               40,000
BAUSCH & LOMB INC                                                                    125,200                 125,200
BAXTER INTERNATIONAL INC                 95,000                                                               95,000
BECKMAN COULTER INC                                                                   29,100                  29,100
BESTFOODS                                                   21,800                   190,600                 212,400
BIOMET INC                              127,000                                                              127,000
BOEING CO                                99,600             25,700                   332,800                 458,100
BOSTON SCIENTIFIC CORP                                      19,700                                            19,700
BP AMOCO PLC-ADR                        242,810                                      150,000                 392,810
BRISTOL-MYERS SQUIBB CO                 150,000                                      166,200                 316,200
BRUNSWICK CORP                                                                       227,400                 227,400
CHEVRON CORP                                                 6,300                   119,200                 125,500
CISCO SYSTEMS INC                        90,000                                      456,200                 546,200
COCA COLA CO                                                                          19,700                  19,700
COMPAQ COMPUTER CORP                    195,000             18,100                                           213,100
COMVERSE TECH                                                                         32,200                  32,200
CORNING INCORPORATED                                                                  21,100                  21,100
DELPHI AUTOMOTIVE SYSTEMS                                   41,282                   253,600                 294,882
DOW CHEMICAL CO                                                                      350,500                 350,500
EASTMAN KODAK CO                                            15,000                                            15,000
ECOLAB INC                              250,000                                                              250,000
EI DUPONT DE NEMOURS & CO INC            29,179                                       60,200                  89,379
ELI LILLY & CO                                                                       114,500                 114,500
EMC CORP                                                                             108,400                 108,400
EMERSON ELECTRIC CO                      50,000             15,400                                            65,400
EXXON MOBIL CORPORATION                                                              365,165                 365,165
FMC CORP                                                                              43,200                  43,200
FORD MOTOR CO                                                                        266,300                 266,300
GATEWAY INC                                                                           51,000                  51,000



                                     SR&F GROWTH &               LIBERTY                LIBERTY GROWTH &               PRO FORMA
                                  INCOME PORTFOLIO             VALUE FUND                INCOME FUND                   COMBINED
                                      MARKET VALUE             MARKET VALUE               MARKET VALUE                MARKET VALUE
COMMON STOCKS
XL CAPITAL LTD-CLASS A                                           1,120,388                                             1,120,388
                                    -------------             ------------            ---------------            ---------------

                                       53,551,368                6,563,956                230,548,616                290,663,941
                                    -------------             ------------            ---------------            ---------------

Manufacturing

ABBOTT LABS                                                      1,408,175                                             1,408,175
ADC TELECOMMUNICATIONS INC                                                                  6,835,813                  6,835,813
AGILENT TECHNOLOGIES INC                                                                    2,137,718                  2,137,718
ALCOA INC                                                                                   3,230,600                  3,230,600
AMERADA HESS CORP                                                1,049,750                                             1,049,750
AMGEN INC                                                                                   5,676,200                  5,676,200
ANALOG DEVICES INC.                                                                         6,300,400                  6,300,400
ANHEUSER BUSCH INC                                                                         12,144,188                 12,144,188
APPLE COMPUTER INC                                                                          2,597,800                  2,597,800
APPLIED MATLS                           7,250,000                                          11,708,750                 18,958,750
APPLIED MICRO CIRCUITS CORP                                                                 1,145,500                  1,145,500
ATMEL CORP                                                                                  4,310,688                  4,310,688
AVON PRODUCTS INC                       1,780,000                                                                      1,780,000
BAUSCH & LOMB INC                                                                           9,687,350                  9,687,350
BAXTER INTERNATIONAL INC                6,679,688                                                                      6,679,688
BECKMAN COULTER INC                                                                         1,698,713                  1,698,713
BESTFOODS                                                        1,509,650                 13,199,050                 14,708,700
BIOMET INC                              4,881,563                                                                      4,881,563
BOEING CO                               4,164,525                1,074,581                 13,915,200                 19,154,306
BOSTON SCIENTIFIC CORP                                             432,169                                               432,169
BP AMOCO PLC-ADR                       13,733,940                                           8,484,375                 22,218,315
BRISTOL-MYERS SQUIBB CO                 8,737,500                                           9,681,150                 18,418,650
BRUNSWICK CORP                                                                              3,766,313                  3,766,313
CHEVRON CORP                                                       534,319                 10,109,650                 10,643,969
CISCO SYSTEMS INC                       5,720,625                                          28,997,213                 34,717,838
COCA COLA CO                                                                                1,131,519                  1,131,519
COMPAQ COMPUTER CORP                    4,984,688                  462,681                                             5,447,369
COMVERSE TECH                                                                               2,994,600                  2,994,600
CORNING INCORPORATED                                                                        5,694,363                  5,694,363
DELPHI AUTOMOTIVE SYSTEMS                                          601,169                  3,693,050                  4,294,219
DOW CHEMICAL CO                                                                            10,580,719                 10,580,719
EASTMAN KODAK CO                                                   892,500                                               892,500
ECOLAB INC                              9,765,625                                                                      9,765,625
EI DUPONT DE NEMOURS & CO INC           1,276,581                                           2,633,750                  3,910,331
ELI LILLY & CO                                                                             11,435,688                 11,435,688
EMC CORP                                                                                    8,340,025                  8,340,025
EMERSON ELECTRIC CO                     3,018,750                  929,775                                             3,948,525
EXXON MOBIL CORPORATION                                                                    28,665,453                 28,665,453
FMC CORP                                                                                    2,505,600                  2,505,600
FORD MOTOR CO                                                                              11,450,900                 11,450,900
GATEWAY INC                                                                                 2,894,250                  2,894,250

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                        SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                      INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                            SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

GENERAL ELECTRIC CO                         234,000                                      640,500                 874,500
GENERAL MILLS INC                                               16,500                                            16,500
GEORGIA PACIFIC (TIMBER GRP)                 75,000                                                               75,000
GEORGIA PACIFIC CORP                        170,000             20,300                                           190,300
GILLETTE CO                                 134,400                                                              134,400
GRANT PRIDECO INC                                                                        164,800                 164,800
HEWLETT-PACKARD CO                                                                        90,400                  90,400
HONEYWELL INTERNATIONAL INC                 152,500                                       77,437                 229,937
HUBBELL INC CL B                             70,400                                                               70,400
INGERSOLL RAND CO                                               15,900                                            15,900
INTEL CORP                                   40,000                                      232,800                 272,800
INTERNATIONAL GAME TECH                                                                   61,300                  61,300
INTERNATIONAL PAPER CO                                                                   180,700                 180,700
INTL BUSINESS MACHINES CORP                 105,000                                      130,800                 235,800
JOHNSON & JOHNSON                                                                         69,900                  69,900
JOHNSON CONTROLS INC                                                                      81,500                  81,500
KIMBERLY CLARK CORP                                             13,200                    66,000                  79,200
LEAR CORP                                   140,000                                                              140,000
LITTLEFUSE INC                               35,000                                                               35,000
LOCKHEED MARTIN CORP                                                                     422,400                 422,400
LSI LOGIC CORP                                                                            53,200                  53,200
LUCENT TECHNOLOGIES INC                                                                   42,800                  42,800
LYONDELL PETRO                                                                           211,300                 211,300
MATTEL INC                                                      56,800                                            56,800
MERCK & CO INC                                                  14,300                   155,800                 170,100
MICROCHIP TECHNOLOGY                                                                     115,800                 115,800
MINNESOTA MINING & MFG CO                                        9,600                   130,300                 139,900
MOTOROLA INC                                 45,000             12,900                                            57,900
MYLAN LABORATORIES, INC                                                                  238,600                 238,600
NABISCO HOLDINGS CORP                                           16,800                                            16,800
NIKE INC CL B                                                   25,100                                            25,100
NOKIA CORP ADR                                                                           112,400                 112,400
PACCAR INC                                                                               137,100                 137,100
PEPSI BOTTLING GROUP                                                                     324,800                 324,800
PEPSICO INC                                                     22,000                   262,800                 284,800
PFIZER INC                                  316,250                                      388,675                 704,925
PHARMACIA CORPORATION                       149,500                                                              149,500
PHILIP MORRIS CO INC                        203,000             48,600                   280,400                 532,000
PRAXAIR INC                                                     15,000                                            15,000
PROCTER & GAMBLE CO                          81,000             20,500                   157,300                 258,800
QUAKER OATS CO                                                                           121,000                 121,000
ROYAL DUTCH PETRO-NY SHARES                                     17,600                   254,300                 271,900
SABRE HOLDINGS CORP                          36,132                                                               36,132
SARA LEE CORP                               144,000             72,100                                           216,100
SCHERING-PLOUGH CORP                                            24,100                    86,400                 110,500
SHERWIN WILLIAMS CO                                             38,700                                            38,700
TEMPLE INLAND INC                                                                         24,700                  24,700



                                        SR&F GROWTH &               LIBERTY                LIBERTY GROWTH &             PRO FORMA
                                      INCOME PORTFOLIO             VALUE FUND                INCOME FUND                 COMBINED
                                          MARKET VALUE             MARKET VALUE               MARKET VALUE             MARKET VALUE
COMMON STOCKS

GENERAL ELECTRIC CO                        12,402,000                                          33,946,500               46,348,500
GENERAL MILLS INC                                                      631,125                                             631,125
GEORGIA PACIFIC (TIMBER GRP)                1,621,875                                                                    1,621,875
GEORGIA PACIFIC CORP                        4,462,500                  532,875                                           4,995,375
GILLETTE CO                                 4,695,600                                                                    4,695,600
GRANT PRIDECO INC                                                                               4,120,000                4,120,000
HEWLETT-PACKARD CO                                                                             11,288,700               11,288,700
HONEYWELL INTERNATIONAL INC                 5,137,344                                           2,608,659                7,746,003
HUBBELL INC CL B                            1,795,200                                                                    1,795,200
INGERSOLL RAND CO                                                      639,975                                             639,975
INTEL CORP                                  5,347,500                                          31,122,450               36,469,950
INTERNATIONAL GAME TECH                                                                         1,624,450                1,624,450
INTERNATIONAL PAPER CO                                                                          5,387,119                5,387,119
INTL BUSINESS MACHINES CORP                11,504,063                                          14,330,775               25,834,838
JOHNSON & JOHNSON                                                                               7,121,063                7,121,063
JOHNSON CONTROLS INC                                                                            4,181,969                4,181,969
KIMBERLY CLARK CORP                                                    757,350                  3,786,750                4,544,100
LEAR CORP                                   2,800,000                                                                    2,800,000
LITTLEFUSE INC                              1,715,000                                                                    1,715,000
LOCKHEED MARTIN CORP                                                                           10,480,800               10,480,800
LSI LOGIC CORP                                                                                  2,879,450                2,879,450
LUCENT TECHNOLOGIES INC                                                                         2,535,900                2,535,900
LYONDELL PETRO                                                                                  3,539,275                3,539,275
MATTEL INC                                                             749,050                                             749,050
MERCK & CO INC                                                       1,095,738                 11,938,175               13,033,913
MICROCHIP TECHNOLOGY                                                                            6,747,159                6,747,159
MINNESOTA MINING & MFG CO                                              792,000                 10,749,750               11,541,750
MOTOROLA INC                                1,307,813                  374,906                                           1,682,719
MYLAN LABORATORIES, INC                                                                         4,354,450                4,354,450
NABISCO HOLDINGS CORP                                                  882,000                                             882,000
NIKE INC CL B                                                          999,294                                             999,294
NOKIA CORP ADR                                                                                  5,612,975                5,612,975
PACCAR INC                                                                                      5,441,156                5,441,156
PEPSI BOTTLING GROUP                                                                            9,480,100                9,480,100
PEPSICO INC                                                            977,625                 11,678,175               12,655,800
PFIZER INC                                 15,180,000                                          18,656,400               33,836,400
PHARMACIA CORPORATION                       7,727,281                                                                    7,727,281
PHILIP MORRIS CO INC                        5,392,188                1,290,938                  7,448,125               14,131,250
PRAXAIR INC                                                            561,563                                             561,563
PROCTER & GAMBLE CO                         4,637,250                1,173,625                  9,005,425               14,816,300
QUAKER OATS CO                                                                                  9,090,125                9,090,125
ROYAL DUTCH PETRO-NY SHARES                                          1,083,500                 15,655,344               16,738,844
SABRE HOLDINGS CORP                         1,029,762                                                                    1,029,762
SARA LEE CORP                               2,781,000                1,392,431                                           4,173,431
SCHERING-PLOUGH CORP                                                 1,217,050                  4,363,200                5,580,250
SHERWIN WILLIAMS CO                                                    819,956                                             819,956
TEMPLE INLAND INC                                                                               1,037,400                1,037,400

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                    SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                  INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                        SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

TERADYNE INC                                                                          62,400                  62,400
TEXACO INC                                                  13,800                                            13,800
TEXAS INSTRUMENTS INC                                                                 78,400                  78,400
TRIBUNE CO                              100,000                                                              100,000
UNION CARBIDE CORP                      111,100                                                              111,100
UNITED TECHNOLOGIES CORP                                     7,700                   170,500                 178,200
USG CORP NEW                                                                          63,300                  63,300
USX-MARATHON GROUP                                          34,300                                            34,300
VISTEON CORP                                                                          33,288                  33,288
WEATHERFORD INTERNATIONAL                                                            164,800                 164,800
WESTVACO CORP                                                                        268,600                 268,600
WEYERHAEUSER CO                                                                       50,800                  50,800
WHIRLPOOL CORP                                                                        85,100                  85,100
XEROX CORP                                                  34,400                                            34,400





Mining & Energy

ANADARKO PETROLEUM                                          19,100                                            19,100
BURLINGTON RESOURCES INC                                                              76,000                  76,000
COFLEXIP-SPONSORED ADR                                                                23,270                  23,270
CONOCO INC -CL B                         61,421                                                               61,421
CONOCO INC-CL A                         104,800                                                              104,800
DIAMOND OFFSHORE DRILLING                                   18,000                   195,800                 213,800
ENRON CORP                              115,000                                                              115,000
FALCON DRILLING COMPANY INC                                                          521,800                 521,800
PETROLEUM GEO SERVICES ADR                                                           239,100                 239,100
SCHLUMBERGER LTD                                                                     161,900                 161,900
TRANSOCEAN SEDCO FOREX INC                                                            31,343                  31,343





Retail Trade

ALBERTSONS INC                                              27,500                                            27,500
BEST BUY INC                                                                         128,500                 128,500
CIRCUIT CITY STORES INC                                                              100,700                 100,700
CVS CORP                                                                             159,200                 159,200
DARDEN RESTURANTS INC                                                                206,000                 206,000
FEDERATED DEPT STORES INC NEW            80,000             10,700                                            90,700
HOME DEPOT INC                                                                        69,150                  69,150
MCDONALDS CORP                                              18,700                                            18,700
NORDSTROM INC                                               23,100                                            23,100
RADIOSHACK CORP                                                                       93,700                  93,700
TARGET CORP                                                                           61,400                  61,400
TJX COMPANIES, INC                      252,800                                                              252,800


                                    SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                  INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                        SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

TERADYNE INC                                                                       4,586,400               4,586,400
TEXACO INC                                             734,850                                               734,850
TEXAS INSTRUMENTS INC                                                              5,385,100               5,385,100
TRIBUNE CO                            3,500,000                                                            3,500,000
UNION CARBIDE CORP                    5,499,450                                                            5,499,450
UNITED TECHNOLOGIES CORP                               453,338                    10,038,188              10,491,525
USG CORP NEW                                                                       1,922,738               1,922,738
USX-MARATHON GROUP                                     859,644                                               859,644
VISTEON CORP                                                                         403,611                 403,611
WEATHERFORD INTERNATIONAL                                                          6,561,100               6,561,100
WESTVACO CORP                                                                      6,664,638               6,664,638
WEYERHAEUSER CO                                                                    2,184,400               2,184,400
WHIRLPOOL CORP                                                                     3,967,788               3,967,788
XEROX CORP                                             713,800                                               713,800
                                 ---------------   ---------------            ---------------         --------------

                                    170,529,308     27,627,400                    559,572,362            757,729,070
                                 ---------------   ---------------            ---------------         ---------------

Mining & Energy

ANADARKO PETROLEUM                                     941,869                                               941,869
BURLINGTON RESOURCES INC                                                            2,907,000              2,907,000
COFLEXIP-SPONSORED ADR                                                              1,407,835              1,407,835
CONOCO INC -CL B                      1,508,653                                                            1,508,653
CONOCO INC-CL A                       2,305,600                                                            2,305,600
DIAMOND OFFSHORE DRILLING                              632,250                      6,877,475              7,509,725
ENRON CORP                            7,417,500                                                            7,417,500
FALCON DRILLING COMPANY INC                                                        12,294,913             12,294,913
PETROLEUM GEO SERVICES ADR                                                          4,079,644              4,079,644
SCHLUMBERGER LTD                                                                    2,081,788              2,081,788
TRANSOCEAN SEDCO FOREX INC                                                          1,674,892              1,674,892
                                 ---------------   ---------------            ---------------         --------------

                                     11,231,753      1,574,119                     41,323,545             54,129,417
                                 ---------------   ---------------            ---------------         ---------------

Retail Trade

ALBERTSONS INC                                         914,375                                               914,375
BEST BUY INC                                                                        8,127,625              8,127,625
CIRCUIT CITY STORES INC                                                             3,341,981              3,341,981
CVS CORP                                                                            6,368,000              6,368,000
DARDEN RESTURANTS INC                                                               3,347,500              3,347,500
FEDERATED DEPT STORES INC NEW         2,700,000        361,125                                             3,061,125
HOME DEPOT INC                                                                      3,453,178              3,453,178
MCDONALDS CORP                                         615,931                                               615,931
NORDSTROM INC                                          557,288                                               557,288
RADIOSHACK CORP                                                                     4,439,038              4,439,038
TARGET CORP                                                                         3,561,200              3,561,200
TJX COMPANIES, INC                    4,740,000                                                            4,740,000

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                           SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                         INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                               SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

WALGREEN CO                                    280,000                                                              280,000
WAL-MART STORES INC                            150,000                                      150,700                 300,700





Services

ADOBE SYSTEMS INC                                                                            73,500                  73,500
AMERICA ONLINE INC                                                                          113,000                 113,000
AUTOMATIC DATA PROCESSING INC                                                               105,600                 105,600
CHECK POINT  SOFTWARE TECH                                                                    5,700                   5,700
DUN & BRADSTREET CORP                                                                       214,800                 214,800
FIRST DATA CORP                                                    19,100                   129,600                 148,700
HARRAH'S ENTERTAINMENT INC                                                                   88,500                  88,500
HERTZ CORP-CL A                                 60,000                                                               60,000
INTERPUBLIC GROUP COS INC                      121,200                                                              121,200
MANPOWER                                                                                    128,600                 128,600
MICROSOFT CORP                                                                              158,700                 158,700
NETWORK APPLIANCE INC                                                                        15,400                  15,400
ORACLE CORP                                                                                 148,400                 148,400
SUN MICROSYSTEMS  INC                                                                       123,800                 123,800
TIME WARNER INC                                                                              16,400                  16,400
USA NETWORKS INC                                                                            101,500                 101,500
WALT DISNEY PRODUCTIONS                                            20,300                   155,500                 175,800





Transportation, Communications,
  Electric, Gas and Sanitary Services

A T & T CORP                                    65,333             26,600                   348,100                 440,033
AMR CORP                                        50,000                                                               50,000
AT & T WIRELESS CORP                                                                        178,200                 178,200
BELL ATLANTIC CORP                             190,320                                      122,600                 312,920
BELLSOUTH CORP                                                                              147,300                 147,300
BURLINGTON NORTH SANTA FE CORP                 200,000                                                              200,000
CHRIS-CRAFT INDUSTIRES INC                                                                   61,800                  61,800
COMCAST CORP-SPECIAL CL A                       30,000                                       46,500                  76,500
CONTINENTAL AIRLINES CL B                      160,000                                                              160,000
DELTA AIR LINES INC                                                                          79,600                  79,600
DUKE ENERGY                                                                                  60,100                  60,100
EDISON INTERNATIONAL                                                                        235,700                 235,700
ENTERGY CORP                                                       18,600                   252,400                 271,000
GTE CORP                                                                                    201,400                 201,400
KANSAS CITY SOUTHN INDS INC                    131,900                                                              131,900
P G & E CORP                                                       10,700                   116,000                 126,700
PMC-SIERRA INC                                                                               16,800                  16,800
RF MICRO DEVICES INC                                                                         47,400                  47,400


                                           SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                         INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                               SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

WALGREEN CO                                  9,012,500                                                            9,012,500
WAL-MART STORES INC                          8,643,750                                    8,684,088              17,327,838
                                           -------------      ------------            --------------            -----------

                                            25,096,250          2,448,719                41,322,609              68,867,578
                                           -------------      ------------            --------------            -----------

Services

ADOBE SYSTEMS INC                                                                         9,555,000               9,555,000
AMERICA ONLINE INC                                                                        5,960,750               5,960,750
AUTOMATIC DATA PROCESSING INC                                                             5,656,200               5,656,200
CHECK POINT  SOFTWARE TECH                                                                1,206,975               1,206,975
DUN & BRADSTREET CORP                                                                     6,148,650               6,148,650
FIRST DATA CORP                                                   947,838                 6,431,400               7,379,238
HARRAH'S ENTERTAINMENT INC                                                                1,852,969               1,852,969
HERTZ CORP-CL A                              1,683,750                                                            1,683,750
INTERPUBLIC GROUP COS INC                    5,211,600                                                            5,211,600
MANPOWER                                                                                  4,115,200               4,115,200
MICROSOFT CORP                                                                           12,696,000              12,696,000
NETWORK APPLIANCE INC                                                                     1,239,700               1,239,700
ORACLE CORP                                                                              12,474,875              12,474,875
SUN MICROSYSTEMS  INC                                                                    11,258,063              11,258,063
TIME WARNER INC                                                                           1,246,400               1,246,400
USA NETWORKS INC                                                                          2,194,938               2,194,938
WALT DISNEY PRODUCTIONS                                           787,894                 6,035,344               6,823,238
                                           -------------      ------------            --------------            -----------

                                             6,895,350          1,735,731                88,072,463              96,703,544
                                           -------------      ------------            --------------            -----------

Transportation, Communications,
  Electric, Gas and Sanitary Services

A T & T CORP                                 2,066,156            841,225                11,008,663              13,916,044
AMR CORP                                     1,321,875                                                            1,321,875
AT & T WIRELESS CORP                                                                      4,967,325               4,967,325
BELL ATLANTIC CORP                           9,670,635                                    6,229,613              15,900,248
BELLSOUTH CORP                                                                            6,278,663               6,278,663
BURLINGTON NORTH SANTA FE CORP               4,587,500                                                            4,587,500
CHRIS-CRAFT INDUSTIRES INC                                                                4,082,663               4,082,663
COMCAST CORP-SPECIAL CL A                    1,215,000                                    1,883,250               3,098,250
CONTINENTAL AIRLINES CL B                    7,520,000                                                            7,520,000
DELTA AIR LINES INC                                                                       4,024,775               4,024,775
DUKE ENERGY                                                                               3,388,138               3,388,138
EDISON INTERNATIONAL                                                                      4,831,850               4,831,850
ENTERGY CORP                                                      505,688                 6,862,125               7,367,813
GTE CORP                                                                                 12,537,150              12,537,150
KANSAS CITY SOUTHN INDS INC                 11,697,881                                                           11,697,881
P G & E CORP                                                      263,488                 2,856,500               3,119,988
PMC-SIERRA INC                                                                            2,985,150               2,985,150
RF MICRO DEVICES INC                                                                      4,153,425               4,153,425

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                            SR&F GROWTH &          LIBERTY               LIBERTY GROWTH &          PRO FORMA
                                          INCOME PORTFOLIO         VALUE                  INCOME FUND              COMBINED
                                                SHARES           FUND SHARES                  SHARES                 SHARES
COMMON STOCKS

SBC COMMUNICATIONS INC                                                                       409,400                 409,400
SOUTHERN CO                                                         24,800                                            24,800
SPRINT CORP (FON GROUP)                                                                      189,200                 189,200
TELEPHONE & DATA                                                                              24,300                  24,300
TIDEWATER INC                                                       14,900                                            14,900
TXU CORP                                                                                     164,500                 164,500
UAL INC                                                                                       56,000                  56,000
UNICOM CORPORATION                                                                           160,400                 160,400
UNION PACIFIC CORP                                                  11,300                   137,900                 149,200
US CELLULAR CORP                                                                              29,700                  29,700
WORLDCOM INC                                                        16,600                                            16,600





Wholesale Trade

SYSCO CORP                                                                                   182,600                 182,600


Total Common Stocks


CASH EQUIVALENTS                                 Par                Par                      Par                     Par

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000     $ 2,130,000                                                            2,130,000
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                 $ 1,567,000              $ 25,932,000              27,499,000


Total Cash Equivalents


TOTAL INVESTMENTS (COST OF $157,
157,695, $43,810,733, $976,414,426
AND $1,177,382,854, RESPECTIVELY)




                                             SR&F GROWTH &               LIBERTY             LIBERTY GROWTH &            PRO FORMA
                                          INCOME PORTFOLIO             VALUE FUND             INCOME FUND                COMBINED
                                              MARKET VALUE             MARKET VALUE            MARKET VALUE            MARKET VALUE
COMMON STOCKS

SBC COMMUNICATIONS INC                                                                          17,706,550              17,706,550
SOUTHERN CO                                                                578,150                                         578,150
SPRINT CORP (FON GROUP)                                                                          9,649,200               9,649,200
TELEPHONE & DATA                                                                                 2,436,075               2,436,075
TIDEWATER INC                                                              536,400                                         536,400
TXU CORP                                                                                         4,852,750               4,852,750
UAL INC                                                                                          3,258,500               3,258,500
UNICOM CORPORATION                                                                               6,205,475               6,205,475
UNION PACIFIC CORP                                                         420,219               5,128,156               5,548,375
US CELLULAR CORP                                                                                 1,871,100               1,871,100
WORLDCOM INC                                                               761,526                                         761,526
                                            -------------             ------------         ---------------         ---------------

                                               38,079,047                3,906,695             127,197,094             169,182,836
                                            -------------             ------------         ---------------         ---------------

Wholesale Trade

SYSCO CORP                                                                                       7,692,025               7,692,025
                                                                                           ---------------         ---------------

Total Common Stocks                           305,383,077               43,856,620           1,099,613,570           1,448,853,267
                                            -------------             ------------         ---------------         ---------------

CASH EQUIVALENTS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000         2,129,178                                                                2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                           1,567,000              25,932,000              27,499,000
                                            -------------             ------------         ---------------         ---------------

Total Cash Equivalents                          2,129,178                1,567,000              25,932,000              29,628,178
                                            -------------             ------------         ---------------         ---------------

TOTAL INVESTMENTS (COST OF $157,
157,695, $43,810,733, $976,414,426
AND $1,177,382,854, RESPECTIVELY)           $ 307,512,255             $ 45,423,620         $ 1,125,545,570         $ 1,478,481,445
                                            =============             ============         ===============         ===============

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                             SR&F                     Liberty              Liberty
                                       Growth & Income           Value Opportunities        Value
                                          Portfolio                    Fund                 Fund
Investments, at value                   $ 307,512,255               $ 308,179,637         $45,423,620
Cash                                            3,884                           -                 342
Receivable for investments sold                     -                           -                   -
Payable for investments purchased                   -                           -                   -
Other assets less other liabilities           837,077                    (351,328)             18,463

Net assets                              $ 308,353,216               $ 307,828,309         $45,442,425


Class A:
Net assets                                                              $ 259,166         $10,441,098
Shares outstanding                                                          9,814             920,529
Net asset value                                                           $ 26.41             $ 11.34

Class B:
Net assets                                                            $ 1,269,238         $19,380,181
Shares outstanding                                                         48,240           1,714,187
Net asset value                                                           $ 26.31             $ 11.31

Class C:
Net assets                                                               $ 75,057          $1,934,018
Shares outstanding                                                          2,853             171,022
Net asset value                                                           $ 26.31             $ 11.31

Class Z:
Net assets                                                                $ 1,004         $13,687,128
Shares outstanding                                                             38           1,206,557
Net asset value                                                           $ 26.42             $ 11.34

Class S:
Net assets                                                          $ 306,223,844
Shares outstanding                                                     11,601,266
Net asset value                                                           $ 26.40



                                          Liberty
                                       Growth & Income           Pro Forma                Pro Forma
                                            Fund                Adjustments                Combined
Investments, at value                  $ 1,125,545,570         $(308,179,637) (a)      $ 1,478,481,445
Cash                                               176                     -                     4,402
Receivable for investments sold                      -                     -                         -
Payable for investments purchased                    -                     -                         -
Other assets less other liabilities         35,737,174              (562,967) (b)           35,678,419

Net assets                             $ 1,161,282,920         $(308,742,604)          $ 1,514,164,266


Class A:
Net assets                               $ 309,356,714               (83,339)            $ 319,973,639
Shares outstanding                          15,017,711              (415,353)             $ 15,532,701
Net asset value                                $ 20.60                                         $ 20.60

Class B:
Net assets                               $ 822,643,366              (215,042)            $ 843,077,743
Shares outstanding                          41,382,562              (736,652)             $ 42,408,337
Net asset value                                $ 19.88                                         $ 19.88

Class C:
Net assets                                $ 29,281,763                (8,657)             $ 31,282,181
Shares outstanding                           1,465,147               (74,131)              $ 1,564,891
Net asset value                                $ 19.99                                         $ 19.99

Class Z:
Net assets                                     $ 1,077               (10,953)             $ 13,678,256
Shares outstanding                                  52              (546,181)                $ 660,466
Net asset value                                $ 20.71                                         $ 20.71

Class S:
Net assets                                                           (71,396)            $ 306,152,448
Shares outstanding                                                 3,185,013  (c)         $ 14,786,279
Net asset value                                                                                $ 20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770, $36,365 and and $281,253 to be borne by Liberty Value Opportunities Fund, Liberty Value Fund and Liberty Growth & Income Fund respectively.

(c) - Liberty Value Opportunities Fund shares are exchanged for new Class S shares of Liberty Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                             SRF           Liberty Value       Liberty
                                                       Growth & Income     Opportunities        Value
                                                          Portfolio            Fund             Fund
INVESTMENT INCOME
Dividends                                                 4,456,261          4,451,174           852,965
Interest                                                  1,058,561          1,056,847            46,028
                                                       -------------       ------------       -----------
   Total investment income                                5,514,823          5,508,021           898,993

EXPENSES
Management fee                                            2,190,101                  -           356,825
Administration fee                                                -            545,843                 -
Service fee - Class A, B, C                                       -                866            80,902
Distribution fee - Class A                                        -                 23                 -
Distribution fee - Class B                                        -              2,118           144,648
Distribution fee - Class C                                        -                130            11,951
Transfer agent fee - Class A, B, C, Z                             -                819                 -
Transfer agent fee - Class S                                      -            799,640                 -
Transfer agent fee                                            6,000                  -            94,869
Bookkeeping fee                                              32,875             32,847            27,000
Trustees fee                                                 17,578              9,169             7,463
Expenses allocated
 from SRF Growth & Income Portfolio                               -          2,271,293                 -
All other expenses                                           27,280            269,696           129,672
                                                       -------------       ------------       -----------
   Total operating expenses                               2,273,834          3,932,444           853,330
                                                       -------------       ------------       -----------
Expense reimbursement                                             -                  -          (281,305)
                                                       -------------       ------------       -----------
   Net Expenses                                           2,273,834          3,932,444           572,025

NET INVESTMENT INCOME (LOSS)                              3,240,989          1,575,577           326,968

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                             32,232,665         32,215,860        (5,244,334)
 Closed futures contracts                                   748,773            693,167                 -
 Foreign currency transactions                               (1,375)              (749)                -
                                                       -------------       ------------       -----------
    Net Realized Gain (Loss)                             32,980,063         32,908,278        (5,244,334)
Change in net unrealized appreciation/
 depreciation during the period on investments           63,450,655         63,542,407        (1,924,598)
                                                       -------------       ------------       -----------
      Net Gain (Loss)                                    96,430,719         96,450,685        (7,168,932)
                                                       -------------       ------------       -----------
Increase (Decrease) in Net Assets from Operations        99,671,708         98,026,261        (6,841,963)




                                                           Liberty
                                                       Growth & Income         Pro Forma            Pro Forma
                                                            Fund              Adjustments           Combined
INVESTMENT INCOME
Dividends                                                  15,573,131         (4,456,261) (c)        20,877,270
Interest                                                    1,966,931         (1,058,561) (c)         3,069,806
                                                       ---------------                             -------------
   Total investment income                                 17,540,062         (5,514,823)            23,947,075

EXPENSES
Management fee                                              9,452,952            (95,934) (a)        11,903,944
Administration fee                                                  -           (545,843) (a)                 -
Service fee - Class A, B, C                                 3,099,842                  -  (a)         3,181,610
Distribution fee - Class A                                          -                (23) (a)                 -
Distribution fee - Class B                                  6,593,089                  -  (a)         6,739,855
Distribution fee - Class C                                    244,861                  -  (a)           256,942
Transfer agent fee - Class A, B, C, Z                               -               (819) (a)                 -
Transfer agent fee - Class S                                        -           (799,640) (a)                 -
Transfer agent fee                                          2,728,605            455,334  (e)         3,284,808
Bookkeeping fee                                               420,040              9,402  (a)           522,164
Trustees fee                                                   56,473            (32,131) (b)            58,552
Expenses allocated                                                                                            -
 from SRF Growth & Income Portfolio                                 -         (2,271,293) (c)                 -
All other expenses                                          1,052,407           (403,775) (d)         1,048,000
                                                       ---------------      -------------          -------------
   Total operating expenses                                23,648,269         (1,438,168)            26,995,875
                                                       ---------------      -------------          -------------
Expense reimbursement                                               -            281,305  (a)                 -
                                                       ---------------      -------------          -------------
   Net Expenses                                            23,648,269         (1,156,863)            26,995,875

NET INVESTMENT INCOME (LOSS)                               (6,108,207)         1,156,863             (3,048,800)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                              183,532,200        (32,232,665) (c)       210,503,726
 Closed futures contracts                                           -           (748,773) (c)           693,167
 Foreign currency transactions                                      -              1,375  (c)              (749)
                                                       ---------------                             -------------
    Net Realized Gain (Loss)                              183,532,200        (32,980,063)           211,196,143
Change in net unrealized appreciation/
 depreciation during the period on investments           (170,105,574)       (63,450,655) (c)      (108,487,764)
                                                       ---------------      -------------          -------------
      Net Gain (Loss)                                      13,426,626        (96,430,719)           102,708,379
                                                       ---------------      -------------          -------------
Increase (Decrease) in Net Assets from Operations           7,318,419        (95,273,856)            99,659,579



(a) Based on the contract in effect for the surviving fund.
(b) Based on trustee compensation plan for the surviving fund.
(c) Due to elimination of master/feeder structure.
(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for Liberty Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                                133,100         133,100

Construction

HALLIBURTON CO                                                                         2,975                              2,975

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                                3,286                              3,286
ACE LIMITED                                                                           10,950             81,700          92,650
AFLAC INC                                                                              4,271                              4,271
ALLMERICA FINANCIAL CORP                                                               3,375                              3,375
AMBAC FINANCIAL GROUP INC                                                              1,300             40,500          41,800
AMER INTERNATIONAL GROUP INC                                                           1,100            132,275         133,375
AMERICAN EXPRESS CO                                              240,000                                144,000         384,000
ASTORIA FINANCIAL CORP                                                                   600                                600
AXA FINANICAL INC                                                                      4,300            140,500         144,800
BANK OF AMERICA CORP                                              67,896                 700            231,234         299,830
BANK ONE                                                                               4,100                              4,100
BEAR STEARNS COMPANIES INC                                                                               30,173          30,173
C.I.T. GROUP INC-A                                                                     2,000                              2,000
CAPITAL ONE FINANCIAL CORP                                                             1,000             72,100          73,100
CHASE MANHATTAN CORP (NEW)                                       193,200               3,250            186,450         382,900
CIGNA CORP                                                                             2,275                              2,275
CINCINNATI FINANCIAL CORP                                                                               188,300         188,300
CITIGROUP INC                                                    244,810               8,490            523,300         776,600
CITY NATIONAL CORP                                                                                      119,500         119,500
COUNTRYWIDE CREDIT INDUSTRIES                                                         10,593                             10,593
FANNIE MAE                                                       161,000                 400            163,400         324,800
FIRST UNION CORP                                                                       2,800                              2,800
FLEET BOSTON FINANCIAL CORP                                                            4,000            348,600         352,600
FREDDIE MAC                                                                            9,096            108,300         117,396
GOLDEN STATE BANCORP                                                                                    171,300         171,300
GOLDEN WEST FINANCIAL CORP                                                                               89,100          89,100
GOLDMAN SACHS GROUP INC                                                                  500                                500
HCA-THE HEALTHCARE CORP                                                                                 346,100         346,100

                                                                         LIBERTY
                                                    SR&F GROWTH &        ALL-STAR
                                                       INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                      PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                    MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                         $3,884,856            $3,884,856
                                                                                             --------------        --------------
Construction

HALLIBURTON CO                                                              $140,383                                     $140,383
                                                                         -----------                               --------------
Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                       80,712                                       80,712
ACE LIMITED                                                                  306,600              2,287,600             2,594,200
AFLAC INC                                                                    196,199                                      196,199
ALLMERICA FINANCIAL CORP                                                     176,766                                      176,766
AMBAC FINANCIAL GROUP INC                                                     71,256              2,219,906             2,291,163
AMER INTERNATIONAL GROUP INC                                                 129,250             15,542,313            15,671,563
AMERICAN EXPRESS CO                                    $12,510,000                                7,506,000            20,016,000
ASTORIA FINANCIAL CORP                                                        15,450                                       15,450
AXA FINANICAL INC                                                            146,200              4,777,000             4,923,200
BANK OF AMERICA CORP                                     2,919,528            30,100              9,943,062            12,892,690
BANK ONE                                                                     108,906                                      108,906
BEAR STEARNS COMPANIES INC                                                                        1,255,951             1,255,951
C.I.T. GROUP INC-A                                                            32,500                                       32,500
CAPITAL ONE FINANCIAL CORP                                                    44,625              3,217,463             3,262,088
CHASE MANHATTAN CORP (NEW)                               8,899,275           149,703              8,588,353            17,637,331
CIGNA CORP                                                                   212,713                                      212,713
CINCINNATI FINANCIAL CORP                                                                         5,919,681             5,919,681
CITIGROUP INC                                           14,749,803           511,523             31,528,825            46,790,150
CITY NATIONAL CORP                                                                                4,242,250             4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                                                321,100                                      321,100
FANNIE MAE                                               8,402,188            20,875              8,527,438            16,950,500
FIRST UNION CORP                                                              69,475                                       69,475
FLEET BOSTON FINANCIAL CORP                                                  136,000             11,852,400            11,988,400
FREDDIE MAC                                                                  368,388              4,386,150             4,754,538
GOLDEN STATE BANCORP                                                                              3,083,400             3,083,400
GOLDEN WEST FINANCIAL CORP                                                                        3,636,394             3,636,394
GOLDMAN SACHS GROUP INC                                                       47,438                                       47,438
HCA-THE HEALTHCARE CORP                                                                          10,512,788            10,512,788

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS
HOUSEHOLD INTERNATIONAL INC                                                                              83,300          83,300
J P MORGAN & CO INC                                                                                      55,100          55,100
KEYCORP                                                                                1,200                              1,200
KIMCO REALTY CORP                                                                      1,700                              1,700
KNIGHT TRADING GROUP INC                                                                                 59,800          59,800
LEHMAN BROTHERS HLDG INC                                                                                100,900         100,900
LOEWS CORP                                                                                               42,000          42,000
MBNA CORP                                                                                               210,300         210,300
METLIFE INC                                                                            1,700                              1,700
MGIC INV CORP                                                                                           123,000         123,000
MORGAN STANLEY DEAN WITTER                                                             1,900            165,900         167,800
NATIONWIDE FINANCIAL SERV A                                                                             228,700         228,700
PACIFIC CENTURY FINL CORP                                                                               145,500         145,500
PMI GROUP INC                                                                                           131,100         131,100
PNC FINANCIAL SERVICES GROUP                                                           3,350            104,900         108,250
PROGRESSIVE CORP OHIO                                                                  4,900                              4,900
PROVIDIAN FINANCIAL CORP                                                               2,650             30,100          32,750
SCHWAB (CHARLES) CORP                                                                  7,950                              7,950
SOVEREIGN BANCORP INC                                                                                   505,200         505,200
STARWOOD HOTELS & RESORTS WOR                                                          2,600                              2,600
TRIZEC HAHN CORP                                                                       8,400                              8,400
U.S. BANCORP                                                                           3,000                              3,000
UNIONBANCAL CORPORATION                                                                                 155,100         155,100
UNITED HEALTHCARE CORP                                                                                  126,700         126,700
VORNADO REALTY TRUST                                                                   1,500                              1,500
WASHINGTON MUTUAL  INC                                                                 2,000                              2,000
WELLPOINT HEALTH NETWORKS                                                              2,100                              2,100
WELLS FARGO & CO                                                 156,660               4,193             57,800         218,653
XL CAPITAL LTD-CLASS A                                                                 4,090                              4,090
ZIONS BANCORPORATION                                                                   1,300                              1,300



Manufacturing

3COM CORPORATION                                                                       1,100                              1,100
ADC TELECOMMUNICATIONS INC                                                                               81,500          81,500
AGILENT TECHNOLOGIES INC                                                               1,200             28,986          30,186
ALCAN ALUMINUM LTD                                                                     5,000                              5,000

                                                                         LIBERTY
                                                    SR&F GROWTH &        ALL-STAR
                                                       INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                      PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                    MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS
HOUSEHOLD INTERNATIONAL INC                                                                       3,462,156             3,462,156
J P MORGAN & CO INC                                                                               6,067,888             6,067,888
KEYCORP                                                                       21,150                                       21,150
KIMCO REALTY CORP                                                             69,700                                       69,700
KNIGHT TRADING GROUP INC                                                                          1,782,788             1,782,788
LEHMAN BROTHERS HLDG INC                                                                          9,541,356             9,541,356
LOEWS CORP                                                                                        2,520,000             2,520,000
MBNA CORP                                                                                         5,704,388             5,704,388
METLIFE INC                                                                   35,806                                       35,806
MGIC INV CORP                                                                                     5,596,500             5,596,500
MORGAN STANLEY DEAN WITTER                                                   158,175             13,811,175            13,969,350
NATIONWIDE FINANCIAL SERV A                                                                       7,518,513             7,518,513
PACIFIC CENTURY FINL CORP                                                                         2,127,938             2,127,938
PMI GROUP INC                                                                                     6,227,250             6,227,250
PNC FINANCIAL SERVICES GROUP                                                 157,031              4,917,188             5,074,219
PROGRESSIVE CORP OHIO                                                        362,600                                      362,600
PROVIDIAN FINANCIAL CORP                                                     238,500              2,709,000             2,947,500
SCHWAB (CHARLES) CORP                                                        267,319                                      267,319
SOVEREIGN BANCORP INC                                                                             3,552,188             3,552,188
STARWOOD HOTELS & RESORTS WOR                                                 84,013                                       84,013
TRIZEC HAHN CORP                                                             150,150                                      150,150
U.S. BANCORP                                                                  57,750                                       57,750
UNIONBANCAL CORPORATION                                                                           2,879,044             2,879,044
UNITED HEALTHCARE CORP                                                                           10,864,525            10,864,525
VORNADO REALTY TRUST                                                          52,125                                       52,125
WASHINGTON MUTUAL  INC                                                        57,750                                       57,750
WELLPOINT HEALTH NETWORKS                                                    152,119                                      152,119
WELLS FARGO & CO                                         6,070,575           162,479              2,239,750             8,472,804
XL CAPITAL LTD-CLASS A                                                       221,371                                      221,371
ZIONS BANCORPORATION                                                          59,658                                       59,658
                                                      ------------       -----------         --------------        --------------
                                                        53,551,368         5,483,474            230,548,616           289,583,458
                                                      ------------       -----------         --------------        --------------
Manufacturing

3COM CORPORATION                                                              63,388                                       63,388
ADC TELECOMMUNICATIONS INC                                                                        6,835,813             6,835,813
AGILENT TECHNOLOGIES INC                                                      88,500              2,137,718             2,226,218
ALCAN ALUMINUM LTD                                                           155,000                                      155,000

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS
ALCOA INC                                                                              7,560            111,400         118,960
ALLEGHENY TECHNOLOGIES INC                                                             1,200                              1,200
ALZA CORP                                                                              1,500                              1,500
AMERICAN HOME PRODUCTS CORP                                                              600                                600
AMGEN INC                                                                              3,250             80,800          84,050
ANALOG DEVICES INC.                                                                                      82,900          82,900
ANHEUSER BUSCH INC                                                                     2,100            162,600         164,700
APPLE COMPUTER INC                                                                                       49,600          49,600
APPLIED MATLS                                                     80,000               2,900            129,200         212,100
APPLIED MICRO CIRCUITS CORP                                                                              11,600          11,600
ATMEL CORP                                                                                              116,900         116,900
AVENTIS -SPON ADR                                                                      1,100                              1,100
AVON PRODUCTS INC                                                 40,000               9,184                             49,184
BAKER HUGHES INC                                                                         800                                800
BAUSCH & LOMB INC                                                                                       125,200         125,200
BAXTER INTERNATIONAL INC                                          95,000               4,400                             99,400
BECKMAN COULTER INC                                                                                      29,100          29,100
BESTFOODS                                                                              1,100            190,600         191,700
BIOGEN INC                                                                             3,050                              3,050
BIOMET INC                                                       127,000                                                127,000
BOEING CO                                                         99,600               3,793            332,800         436,193
BP AMOCO PLC-ADR                                                 242,810                                150,000         392,810
BRISTOL-MYERS SQUIBB CO                                          150,000               3,200            166,200         319,400
BRUNSWICK CORP                                                                                          227,400         227,400
CATERPILLAR INC                                                                        3,755                              3,755
CHEVRON CORP                                                                                            119,200         119,200
CISCO SYSTEMS INC                                                 90,000               7,400            456,200         553,600
CLOROX CO                                                                                500                                500
COCA COLA CO                                                                             700             19,700          20,400
COMPAQ COMPUTER CORP                                             195,000               7,000                            202,000
COMVERSE TECH                                                                                            32,200          32,200
COOPER INDUSTRIES INC                                                                    700                                700
CORNING INCORPORATED                                                                                     21,100          21,100
DEERE & CO                                                                             9,500                              9,500
DELL COMPUTER CORPORATION                                                              8,900                              8,900
DELPHI AUTOMOTIVE SYSTEMS                                                                               253,600         253,600
DIAGEO PLC ADR                                                                         5,193                              5,193
DOVER CORP                                                                             3,793                              3,793
DOW CHEMICAL CO                                                                                         350,500         350,500

                                                                        LIBERTY
                                                   SR&F GROWTH &        ALL-STAR
                                                      INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                     PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                   MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS
ALCOA INC                                                                   219,240              3,230,600             3,449,840
ALLEGHENY TECHNOLOGIES INC                                                   21,600                                       21,600
ALZA CORP                                                                    88,688                                       88,688
AMERICAN HOME PRODUCTS CORP                                                  35,250                                       35,250
AMGEN INC                                                                   228,313              5,676,200             5,904,513
ANALOG DEVICES INC.                                                                              6,300,400             6,300,400
ANHEUSER BUSCH INC                                                          156,844             12,144,188            12,301,031
APPLE COMPUTER INC                                                                               2,597,800             2,597,800
APPLIED MATLS                                           7,250,000           262,813             11,708,750            19,221,563
APPLIED MICRO CIRCUITS CORP                                                                      1,145,500             1,145,500
ATMEL CORP                                                                                       4,310,688             4,310,688
AVENTIS -SPON ADR                                                            79,819                                       79,819
AVON PRODUCTS INC                                       1,780,000           408,688                                    2,188,688
BAKER HUGHES INC                                                             25,600                                       25,600
BAUSCH & LOMB INC                                                                                9,687,350             9,687,350
BAXTER INTERNATIONAL INC                                6,679,688           309,375                                    6,989,063
BECKMAN COULTER INC                                                                              1,698,713             1,698,713
BESTFOODS                                                                    76,175             13,199,050            13,275,225
BIOGEN INC                                                                  196,725                                      196,725
BIOMET INC                                              4,881,563                                                      4,881,563
BOEING CO                                               4,164,525           158,595             13,915,200            18,238,320
BP AMOCO PLC-ADR                                       13,733,940                                8,484,375            22,218,315
BRISTOL-MYERS SQUIBB CO                                 8,737,500           186,400              9,681,150            18,605,050
BRUNSWICK CORP                                                                                   3,766,313             3,766,313
CATERPILLAR INC                                                             127,201                                      127,201
CHEVRON CORP                                                                                    10,109,650            10,109,650
CISCO SYSTEMS INC                                       5,720,625           470,363             28,997,213            35,188,200
CLOROX CO                                                                    22,406                                       22,406
COCA COLA CO                                                                 40,206              1,131,519             1,171,725
COMPAQ COMPUTER CORP                                    4,984,688           178,938                                    5,163,625
COMVERSE TECH                                                                                    2,994,600             2,994,600
COOPER INDUSTRIES INC                                                        22,794                                       22,794
CORNING INCORPORATED                                                                             5,694,363             5,694,363
DEERE & CO                                                                  351,500                                      351,500
DELL COMPUTER CORPORATION                                                   438,881                                      438,881
DELPHI AUTOMOTIVE SYSTEMS                                                                        3,693,050             3,693,050
DIAGEO PLC ADR                                                              184,676                                      184,676
DOVER CORP                                                                  153,854                                      153,854
DOW CHEMICAL CO                                                                                 10,580,719            10,580,719

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
COMMON STOCKS                                                                    SHARES                              SHARES
ECOLAB INC                                                       250,000                                                250,000
EI DUPONT DE NEMOURS & CO INC                                     29,179               2,900             60,200          92,279
ELI LILLY & CO                                                                         1,000            114,500         115,500
EMC CORP                                                                               1,000            108,400         109,400
EMERSON ELECTRIC CO                                               50,000               3,306                             53,306
EXXON MOBIL CORPORATION                                                                3,916            365,165         369,081
FMC CORP                                                                                                 43,200          43,200
FORD MOTOR CO                                                                            600            266,300         266,900
GATEWAY INC                                                                                              51,000          51,000
GENERAL ELECTRIC CO                                              234,000               2,700            640,500         877,200
GEORGIA PACIFIC (TIMBER GRP)                                      75,000                                                 75,000
GEORGIA PACIFIC CORP                                             170,000                                                170,000
GILLETTE CO                                                      134,400               4,350                            138,750
GRANT PRIDECO INC                                                                                       164,800         164,800
H J HEINZ CO                                                                           1,400                              1,400
HEWLETT-PACKARD CO                                                                     1,600             90,400          92,000
HONEYWELL INTERNATIONAL INC                                      152,500                 900             77,437         230,837
HUBBELL INC CL B                                                  70,400                                                 70,400
ILLINOIS TOOL WORKS INC                                                                2,800                              2,800
INGERSOLL RAND CO                                                                      2,525                              2,525
INTEL CORP                                                        40,000               5,450            232,800         278,250
INTERNATIONAL GAME TECH                                                                                  61,300          61,300
INTERNATIONAL PAPER CO                                                                                  180,700         180,700
INTL BUSINESS MACHINES CORP                                      105,000               1,720            130,800         237,520
INTUIT INC                                                                             1,700                              1,700
JDS UNIPHASE CORP                                                                      1,050                              1,050
JOHNSON & JOHNSON                                                                                        69,900          69,900
JOHNSON CONTROLS INC                                                                                     81,500          81,500
KIMBERLY CLARK CORP                                                                    3,400             66,000          69,400
LEAR CORP                                                        140,000               2,800                            142,800
LITTLEFUSE INC                                                    35,000                                                 35,000
LOCKHEED MARTIN CORP                                                                                    422,400         422,400
LSI LOGIC CORP                                                                                           53,200          53,200
LUCENT TECHNOLOGIES INC                                                                2,800             42,800          45,600
LYONDELL PETRO                                                                                          211,300         211,300
MAXIM INTEGRATED PRODUCTS INC                                                          4,550                              4,550
MEDTRONIC INC                                                                          2,400                              2,400
MERCK & CO INC                                                                                          155,800         155,800
MICROCHIP TECHNOLOGY                                                                                    115,800         115,800

                                                                         LIBERTY
                                                    SR&F GROWTH &        ALL-STAR
                                                       INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                      PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
COMMON STOCKS                                       MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
ECOLAB INC                                               9,765,625                                                      9,765,625
EI DUPONT DE NEMOURS & CO INC                            1,276,581           126,875              2,633,750             4,037,206
ELI LILLY & CO                                                                99,875             11,435,688            11,535,563
EMC CORP                                                                      76,938              8,340,025             8,416,963
EMERSON ELECTRIC CO                                      3,018,750           199,600                                    3,218,350
EXXON MOBIL CORPORATION                                                      307,406             28,665,453            28,972,859
FMC CORP                                                                                          2,505,600             2,505,600
FORD MOTOR CO                                                                 25,800             11,450,900            11,476,700
GATEWAY INC                                                                                       2,894,250             2,894,250
GENERAL ELECTRIC CO                                     12,402,000           143,100             33,946,500            46,491,600
GEORGIA PACIFIC (TIMBER GRP)                             1,621,875                                                      1,621,875
GEORGIA PACIFIC CORP                                     4,462,500                                                      4,462,500
GILLETTE CO                                              4,695,600           151,978                                    4,847,578
GRANT PRIDECO INC                                                                                 4,120,000             4,120,000
H J HEINZ CO                                                                  61,250                                       61,250
HEWLETT-PACKARD CO                                                           199,800             11,288,700            11,488,500
HONEYWELL INTERNATIONAL INC                              5,137,344            30,319              2,608,659             7,776,321
HUBBELL INC CL B                                         1,795,200                                                      1,795,200
ILLINOIS TOOL WORKS INC                                                      159,600                                      159,600
INGERSOLL RAND CO                                                            101,631                                      101,631
INTEL CORP                                               5,347,500           728,597             31,122,450            37,198,547
INTERNATIONAL GAME TECH                                                                           1,624,450             1,624,450
INTERNATIONAL PAPER CO                                                                            5,387,119             5,387,119
INTL BUSINESS MACHINES CORP                             11,504,063           188,448             14,330,775            26,023,285
INTUIT INC                                                                    70,338                                       70,338
JDS UNIPHASE CORP                                                            125,869                                      125,869
JOHNSON & JOHNSON                                                                                 7,121,063             7,121,063
JOHNSON CONTROLS INC                                                                              4,181,969             4,181,969
KIMBERLY CLARK CORP                                                          195,075              3,786,750             3,981,825
LEAR CORP                                                2,800,000            56,000                                    2,856,000
LITTLEFUSE INC                                           1,715,000                                                      1,715,000
LOCKHEED MARTIN CORP                                                                             10,480,800            10,480,800
LSI LOGIC CORP                                                                                    2,879,450             2,879,450
LUCENT TECHNOLOGIES INC                                                      165,900              2,535,900             2,701,800
LYONDELL PETRO                                                                                    3,539,275             3,539,275
MAXIM INTEGRATED PRODUCTS INC                                                309,116                                      309,116
MEDTRONIC INC                                                                119,550                                      119,550
MERCK & CO INC                                                                                   11,938,175            11,938,175
MICROCHIP TECHNOLOGY                                                                              6,747,159             6,747,159

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
COMMON STOCKS                                                                    SHARES                              SHARES
MINNESOTA MINING & MFG CO                                                              4,142            130,300         134,442
MOTOROLA INC                                                      45,000               1,560                             46,560
MYLAN LABORATORIES, INC                                                                                 238,600         238,600
NEWS CORP LTD ADR                                                                      1,400                              1,400
NOKIA CORP ADR                                                                         4,500            112,400         116,900
NORTEL NETWORKS CORP                                                                     700                                700
PACCAR INC                                                                                              137,100         137,100
PE CORP-PE BIOSYSTEMS GROUP                                                              300                                300
PEPSI BOTTLING GROUP                                                                                    324,800         324,800
PEPSICO INC                                                                                             262,800         262,800
PFIZER INC                                                       316,250               7,025            388,675         711,950
PHARMACIA CORPORATION                                            149,500               8,796                            158,296
PHILIP MORRIS CO INC                                             203,000               2,800            280,400         486,200
PROCTER & GAMBLE CO                                               81,000               1,850            157,300         240,150
QUAKER OATS CO                                                                                          121,000         121,000
ROHM & HAAS CO                                                                         1,900                              1,900
ROYAL DUTCH PETRO-NY SHARES                                                              700            254,300         255,000
SABRE HOLDINGS CORP                                               36,132               4,230                             40,362
SARA LEE CORP                                                    144,000               6,300                            150,300
SCHERING-PLOUGH CORP                                                                   1,100             86,400          87,500
SEAGATE TECHNOLOGY INC                                                                   600                                600
SEAGRAMS CO. LTD.                                                                      1,000                              1,000
TELLABS INC                                                                              400                                400
TEMPLE INLAND INC                                                                      1,000             24,700          25,700
TERADYNE INC                                                                                             62,400          62,400
TEXAS INSTRUMENTS INC                                                                    900             78,400          79,300
TEXTRON INC                                                                            2,600                              2,600
TOSCO CORP                                                                               800                                800
TRIBUNE CO                                                       100,000                                                100,000
TYCO INT'L LTD                                                                         3,600                              3,600
UNION CARBIDE CORP                                               111,100                                                111,100
UNITED TECHNOLOGIES CORP                                                                                170,500         170,500
USG CORP NEW                                                                                             63,300          63,300
UST INC                                                                                4,200                              4,200
USX-MARATHON GROUP                                                                     4,800                              4,800
VISTEON CORP                                                                              75             33,288          33,363
WEATHERFORD INTERNATIONAL                                                                               164,800         164,800
WESTVACO CORP                                                                                           268,600         268,600
WEYERHAEUSER CO                                                                                          50,800          50,800

                                                                         LIBERTY
                                                    SR&F GROWTH &        ALL-STAR
                                                       INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                      PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
COMMON STOCKS                                       MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
MINNESOTA MINING & MFG CO                                                    341,715             10,749,750            11,091,465
MOTOROLA INC                                             1,307,813            45,338                                    1,353,150
MYLAN LABORATORIES, INC                                                                           4,354,450             4,354,450
NEWS CORP LTD ADR                                                             76,300                                       76,300
NOKIA CORP ADR                                                               224,719              5,612,975             5,837,694
NORTEL NETWORKS CORP                                                          47,775                                       47,775
PACCAR INC                                                                                        5,441,156             5,441,156
PE CORP-PE BIOSYSTEMS GROUP                                                   19,763                                       19,763
PEPSI BOTTLING GROUP                                                                              9,480,100             9,480,100
PEPSICO INC                                                                                      11,678,175            11,678,175
PFIZER INC                                              15,180,000           337,200             18,656,400            34,173,600
PHARMACIA CORPORATION                                    7,727,281           454,643                                    8,181,925
PHILIP MORRIS CO INC                                     5,392,188            74,375              7,448,125            12,914,688
PROCTER & GAMBLE CO                                      4,637,250           105,913              9,005,425            13,748,588
QUAKER OATS CO                                                                                    9,090,125             9,090,125
ROHM & HAAS CO                                                                65,550                                       65,550
ROYAL DUTCH PETRO-NY SHARES                                                   43,094             15,655,344            15,698,438
SABRE HOLDINGS CORP                                      1,029,762           120,555                                    1,150,317
SARA LEE CORP                                            2,781,000           121,669                                    2,902,669
SCHERING-PLOUGH CORP                                                          55,550              4,363,200             4,418,750
SEAGATE TECHNOLOGY INC                                                        33,000                                       33,000
SEAGRAMS CO. LTD.                                                             58,000                                       58,000
TELLABS INC                                                                   27,375                                       27,375
TEMPLE INLAND INC                                                             42,000              1,037,400             1,079,400
TERADYNE INC                                                                                      4,586,400             4,586,400
TEXAS INSTRUMENTS INC                                                         61,819              5,385,100             5,446,919
TEXTRON INC                                                                  141,213                                      141,213
TOSCO CORP                                                                    22,650                                       22,650
TRIBUNE CO                                               3,500,000                                                      3,500,000
TYCO INT'L LTD                                                               170,550                                      170,550
UNION CARBIDE CORP                                       5,499,450                                                      5,499,450
UNITED TECHNOLOGIES CORP                                                                         10,038,188            10,038,188
USG CORP NEW                                                                                      1,922,738             1,922,738
UST INC                                                                       61,688                                       61,688
USX-MARATHON GROUP                                                           120,300                                      120,300
VISTEON CORP                                                                     909                403,611               404,520
WEATHERFORD INTERNATIONAL                                                                         6,561,100             6,561,100
WESTVACO CORP                                                                                     6,664,638             6,664,638
WEYERHAEUSER CO                                                                                   2,184,400             2,184,400

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS
WHIRLPOOL CORP                                                                                           85,100          85,100



Mining & Energy

APACHE CORP                                                                            2,800                              2,800
BURLINGTON RESOURCES INC                                                               7,500             76,000          83,500
COFLEXIP-SPONSORED ADR                                                                                   23,270          23,270
CONOCO INC -CL B                                                  61,421               5,800                             67,221
CONOCO INC-CL A                                                  104,800               6,450                            111,250
DEVON ENERGY CORPORATION                                                               2,708                              2,708
DIAMOND OFFSHORE DRILLING                                                                               195,800         195,800
ENRON CORP                                                       115,000                                                115,000
FALCON DRILLING COMPANY INC                                                                             521,800         521,800
GLOBAL MARINE INC                                                                      1,100                              1,100
OCCIDENTAL PETROLEUM                                                                   7,700                              7,700
PETROLEUM GEO SERVICES ADR                                                                              239,100         239,100
SCHLUMBERGER LTD                                                                                        161,900         161,900
TRANSOCEAN SEDCO FOREX INC                                                                               31,343          31,343



Retail Trade

BEST BUY INC                                                                                            128,500         128,500
CIRCUIT CITY STORES INC                                                                  600            100,700         101,300
COSTCO WHOLESALE CORP                                                                  2,550                              2,550
CVS CORP                                                                                                159,200         159,200
DARDEN RESTURANTS INC                                                                                   206,000         206,000
FEDERATED DEPT STORES INC NEW                                     80,000               4,500                             84,500
HARCOURT GENERAL INC                                                                   4,725                              4,725
HOME DEPOT INC                                                                         4,600             69,150          73,750
LIMITED INC                                                                            6,000                              6,000
MAY DEPARTMENT STORES CO                                                               5,214                              5,214
MCDONALDS CORP                                                                         5,112                              5,112
RADIOSHACK CORP                                                                                          93,700          93,700
SAFEWAY INC                                                                            2,400                              2,400
TARGET CORP                                                                              600             61,400          62,000

                                                                         LIBERTY
                                                    SR&F GROWTH &        ALL-STAR
                                                       INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                      PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                    MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS
WHIRLPOOL CORP                                                                                    3,967,788             3,967,788
                                                      ------------       -----------         --------------        --------------
                                                       170,529,308        11,268,551            559,572,362           741,370,221
                                                      ------------       -----------         --------------        --------------
Mining & Energy

APACHE CORP                                                                  164,675                                      164,675
BURLINGTON RESOURCES INC                                                     286,875              2,907,000             3,193,875
COFLEXIP-SPONSORED ADR                                                                            1,407,835             1,407,835
CONOCO INC -CL B                                         1,508,653           142,463                                    1,651,116
CONOCO INC-CL A                                          2,305,600           141,900                                    2,447,500
DEVON ENERGY CORPORATION                                                     152,156                                      152,156
DIAMOND OFFSHORE DRILLING                                                                         6,877,475             6,877,475
ENRON CORP                                               7,417,500                                                      7,417,500
FALCON DRILLING COMPANY INC                                                                      12,294,913            12,294,913
GLOBAL MARINE INC                                                             31,006                                       31,006
OCCIDENTAL PETROLEUM                                                         162,181                                      162,181
PETROLEUM GEO SERVICES ADR                                                                        4,079,644             4,079,644
SCHLUMBERGER LTD                                                                                 12,081,788            12,081,788
TRANSOCEAN SEDCO FOREX INC                                                                        1,674,892             1,674,892
                                                      ------------       -----------         --------------        --------------
                                                        11,231,753         1,081,256             41,323,545            53,636,554
                                                      ------------       -----------         --------------        --------------
Retail Trade

BEST BUY INC                                                                                      8,127,625             8,127,625
CIRCUIT CITY STORES INC                                                       19,913              3,341,981             3,361,894
COSTCO WHOLESALE CORP                                                         84,150                                       84,150
CVS CORP                                                                                          6,368,000             6,368,000
DARDEN RESTURANTS INC                                                                             3,347,500             3,347,500
FEDERATED DEPT STORES INC NEW                            2,700,000           151,875                                    2,851,875
HARCOURT GENERAL INC                                                         256,922                                      256,922
HOME DEPOT INC                                                               229,713              3,453,178             3,682,891
LIMITED INC                                                                  129,750                                      129,750
MAY DEPARTMENT STORES CO                                                     125,136                                      125,136
MCDONALDS CORP                                                               168,377                                      168,377
RADIOSHACK CORP                                                                                   4,439,038             4,439,038
SAFEWAY INC                                                                  108,300                                      108,300
TARGET CORP                                                                   34,800              3,561,200             3,596,000

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS
TIFFANY & CO                                                                           1,300                              1,300
TJX COMPANIES, INC                                               252,800               1,400                            254,200
WALGREEN CO                                                      280,000                                                280,000
WAL-MART STORES INC                                              150,000               3,150            150,700         303,850



Services

ADOBE SYSTEMS INC                                                                                        73,500          73,500
AMERICA ONLINE INC                                                                     1,200            113,000         114,200
AUTOMATIC DATA PROCESSING INC                                                                           105,600         105,600
CENDANT CORP                                                                           2,100                              2,100
CHECK POINT  SOFTWARE TECH                                                                                5,700           5,700
CITRIX SYS INC                                                                           500                                500
COMPUTER ASSOCIATES INT'L INC                                                         11,423                             11,423
DUN & BRADSTREET CORP                                                                                   214,800         214,800
ELECTRONIC DATA SYSTEMS CORP                                                             900                                900
FIRST DATA CORP                                                                                         129,600         129,600
GENENTECH INC                                                                            800                                800
HARRAH'S ENTERTAINMENT INC                                                                               88,500          88,500
HERTZ CORP-CL A                                                   60,000                                                 60,000
INTERPUBLIC GROUP COS INC                                        121,200                                                121,200
MANPOWER                                                                                                128,600         128,600
MICROSOFT CORP                                                                         4,250            158,700         162,950
NETWORK APPLIANCE INC                                                                                    15,400          15,400
NEWS CORP LTD-SPONS ADR PRF                                                            4,548                              4,548
ORACLE CORP                                                                              600            148,400         149,000
PARAMETRIC TECHNOLOGY CORP                                                             6,400                              6,400
PAYCHEX INC                                                                            6,150                              6,150
PIXAR INC                                                                              2,200                              2,200
SENSORMATIC ELECTRONICS CORP                                                           1,600                              1,600
SIEBEL SYSTEMS INC                                                                     2,650                              2,650
SUN MICROSYSTEMS  INC                                                                  1,600            123,800         125,400
SYNOPSYS INC                                                                           1,900                              1,900
TIME WARNER INC                                                                        2,200             16,400          18,600
USA NETWORKS INC                                                                                        101,500         101,500
WALT DISNEY PRODUCTIONS                                                                3,600            155,500         159,100

                                                                       LIBERTY
                                                  SR&F GROWTH &        ALL-STAR
                                                     INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                    PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                  MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS
TIFFANY & CO                                                                87,750                                       87,750
TJX COMPANIES, INC                                     4,740,000            26,250                                    4,766,250
WALGREEN CO                                            9,012,500                                                      9,012,500
WAL-MART STORES INC                                    8,643,750           181,519              8,684,088            17,509,356
                                                    ------------       -----------         --------------        --------------
                                                      25,096,250         1,604,453             41,322,609            68,023,313
                                                    ------------       -----------         --------------        --------------
Services

ADOBE SYSTEMS INC                                                                               9,555,000             9,555,000
AMERICA ONLINE INC                                                          63,300              5,960,750             6,024,050
AUTOMATIC DATA PROCESSING INC                                                                   5,656,200             5,656,200
CENDANT CORP                                                                29,400                                       29,400
CHECK POINT  SOFTWARE TECH                                                                      1,206,975             1,206,975
CITRIX SYS INC                                                               9,469                                        9,469
COMPUTER ASSOCIATES INT'L INC                                              584,715                                      584,715
DUN & BRADSTREET CORP                                                                           6,148,650             6,148,650
ELECTRONIC DATA SYSTEMS CORP                                                37,125                                       37,125
FIRST DATA CORP                                                                                 6,431,400             6,431,400
GENENTECH INC                                                              137,600                                      137,600
HARRAH'S ENTERTAINMENT INC                                                                      1,852,969             1,852,969
HERTZ CORP-CL A                                        1,683,750                                                      1,683,750
INTERPUBLIC GROUP COS INC                              5,211,600                                                      5,211,600
MANPOWER                                                                                        4,115,200             4,115,200
MICROSOFT CORP                                                             340,000             12,696,000            13,036,000
NETWORK APPLIANCE INC                                                                           1,239,700             1,239,700
NEWS CORP LTD-SPONS ADR PRF                                                216,030                                      216,030
ORACLE CORP                                                                 50,438             12,474,875            12,525,313
PARAMETRIC TECHNOLOGY CORP                                                  70,400                                       70,400
PAYCHEX INC                                                                258,300                                      258,300
PIXAR INC                                                                   77,550                                       77,550
SENSORMATIC ELECTRONICS CORP                                                25,300                                       25,300
SIEBEL SYSTEMS INC                                                         433,441                                      433,441
SUN MICROSYSTEMS  INC                                                      145,500             11,258,063            11,403,563
SYNOPSYS INC                                                                65,669                                       65,669
TIME WARNER INC                                                            167,200              1,246,400             1,413,600
USA NETWORKS INC                                                                                2,194,938             2,194,938
WALT DISNEY PRODUCTIONS                                                    139,725              6,035,344             6,175,069

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS

Transportation, Communications, Electric, Gas and Sanitary Services

A T & T CORP                                                      65,333               4,100            348,100         417,533
ALLEGIANCE TELECOM INC                                                                   250                                250
AMFM INC                                                                               3,500                              3,500
AMR CORP                                                          50,000               4,000                             54,000
AT & T WIRELESS CORP                                                                                    178,200         178,200
AT&T CORP-LIBERTY MEDIA A                                                              3,600                              3,600
BELL ATLANTIC CORP                                               190,320               2,400            122,600         315,320
BELLSOUTH CORP                                                                                          147,300         147,300
BURLINGTON NORTH SANTA FE CORP                                   200,000               6,647                            206,647
CABLEVISION SYSTEMS CL-A                                                               1,200                              1,200
CARNIVAL CORP-CL A                                                                     4,200                              4,200
CHRIS-CRAFT INDUSTIRES INC                                                                               61,800          61,800
COLUMBIA ENERGY GROUP                                                                    700                                700
COMCAST CORP-SPECIAL CL A                                         30,000                 500             46,500          77,000
CONTINENTAL AIRLINES CL B                                        160,000                                                160,000
COX COMMUNICATIONS INC-CL A                                                            2,150                              2,150
CSX CORP                                                                               2,500                              2,500
DELTA AIR LINES INC                                                                    3,000             79,600          82,600
DTE ENERGY CO                                                                            800                                800
DUKE ENERGY                                                                                              60,100          60,100
DYNEGY INC                                                                               400                                400
EDISON INTERNATIONAL                                                                                    235,700         235,700
EL PASO ENERGY CORP                                                                    6,200                              6,200
ENTERGY CORP                                                                                            252,400         252,400
FLORIDA PROGRESS CORP                                                                  2,000                              2,000
GLOBAL CROSSING LTD                                                                    1,000                              1,000
GTE CORP                                                                               2,950            201,400         204,350
KANSAS CITY SOUTHN INDS INC                                      131,900               3,750                            135,650
LEVEL 3 COMMUNICATIONS                                                                   250                                250
P G & E CORP                                                                             900            116,000         116,900
PECO ENERGY CO                                                                         4,100                              4,100
PMC-SIERRA INC                                                                                           16,800          16,800
QWEST COMMUNICATIONS INTL                                                                500                                500
RELIANT ENERGY INC                                                                     5,400                              5,400
RF MICRO DEVICES INC                                                                                     47,400          47,400

                                                                        LIBERTY
                                                   SR&F GROWTH &        ALL-STAR
                                                      INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                     PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                   MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS
                                                        6,895,350         2,851,160             88,072,463            97,818,973
                                                        ---------         ---------             ----------            ----------
Transportation, Communications, Electric,
  Gas and Sanitary Services

A T & T CORP                                            2,066,156           129,663             11,008,663            13,204,481
ALLEGIANCE TELECOM INC                                                       16,000                                       16,000
AMFM INC                                                                    241,500                                      241,500
AMR CORP                                                1,321,875           105,750                                    1,427,625
AT & T WIRELESS CORP                                                                             4,967,325             4,967,325
AT&T CORP-LIBERTY MEDIA A                                                    87,300                                       87,300
BELL ATLANTIC CORP                                      9,670,635           121,950              6,229,613            16,022,198
BELLSOUTH CORP                                                                                   6,278,663             6,278,663
BURLINGTON NORTH SANTA FE CORP                          4,587,500           152,466                                    4,739,966
CABLEVISION SYSTEMS CL-A                                                     81,450                                       81,450
CARNIVAL CORP-CL A                                                           81,900                                       81,900
CHRIS-CRAFT INDUSTIRES INC                                                                       4,082,663             4,082,663
COLUMBIA ENERGY GROUP                                                        45,938                                       45,938
COMCAST CORP-SPECIAL CL A                               1,215,000            20,250              1,883,250             3,118,500
CONTINENTAL AIRLINES CL B                               7,520,000                                                      7,520,000
COX COMMUNICATIONS INC-CL A                                                  97,959                                       97,959
CSX CORP                                                                     52,969                                       52,969
DELTA AIR LINES INC                                                         151,688              4,024,775             4,176,463
DTE ENERGY CO                                                                24,450                                       24,450
DUKE ENERGY                                                                                      3,388,138             3,388,138
DYNEGY INC                                                                   27,325                                       27,325
EDISON INTERNATIONAL                                                                             4,831,850             4,831,850
EL PASO ENERGY CORP                                                         315,813                                      315,813
ENTERGY CORP                                                                                     6,862,125             6,862,125
FLORIDA PROGRESS CORP                                                        93,750                                       93,750
GLOBAL CROSSING LTD                                                          26,313                                       26,313
GTE CORP                                                                    183,638             12,537,150            12,720,788
KANSAS CITY SOUTHN INDS INC                            11,697,881           332,578                                   12,030,459
LEVEL 3 COMMUNICATIONS                                                       22,000                                       22,000
P G & E CORP                                                                 22,163              2,856,500             2,878,663
PECO ENERGY CO                                                              165,281                                      165,281
PMC-SIERRA INC                                                                                   2,985,150             2,985,150
QWEST COMMUNICATIONS INTL                                                    24,844                                       24,844
RELIANT ENERGY INC                                                          159,638                                      159,638
RF MICRO DEVICES INC                                                                             4,153,425             4,153,425

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                            SR&F GROWTH
                                                             & INCOME           LIBERTY         LIBERTY GROWTH
                                                             PORTFOLIO      ALL-STAR GROWTH      & INCOME FUND      PRO FORMA
                                                              SHARES         & INCOME FUND          SHARES          COMBINED
                                                                                 SHARES                              SHARES
COMMON STOCKS
SBC COMMUNICATIONS INC                                                                 9,959            409,400         419,359
SOUTHWEST AIRLINES CO                                                                  8,650                              8,650
SPRINT CORP (FON GROUP)                                                                3,253            189,200         192,453
SPRINT CORP PCS                                                                          500                                500
TELEPHONE & DATA                                                                                         24,300          24,300
TXU CORP                                                                                                164,500         164,500
UAL INC                                                                                                  56,000          56,000
UNICOM CORPORATION                                                                                      160,400         160,400
UNION PACIFIC CORP                                                                     1,400            137,900         139,300
UNITED PARCEL SERVICE-CL B                                                             2,300                              2,300
US CELLULAR CORP                                                                                         29,700          29,700
WASTE MANAGEMENT INC                                                                   1,200                              1,200
WILLIAMS COMPANIES INC                                                                 1,900                              1,900
WORLDCOM INC                                                                           5,200                              5,200



Wholesale Trade

SYSCO CORP                                                                                              182,600         182,600

Total Common Stocks

CASH EQUIVALENTS                                                Par               Par                 Par              Par

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000                       $2,130,000                                             $2,130,000
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                                      $972,000        $25,932,000      26,904,000

Total Cash Equivalents

TOTAL INVESTMENTS (COST OF $157,157,695,
$25,098,509, $976,414,426 AND $1,158,670,630,
RESPECTIVELY)


                                                                         LIBERTY
                                                    SR&F GROWTH &        ALL-STAR
                                                       INCOME            GROWTH &        LIBERTY GROWTH &          PRO FORMA
                                                      PORTFOLIO        INCOME FUND         INCOME FUND          COMBINED MARKET
                                                    MARKET VALUE       MARKET VALUE        MARKET VALUE              VALUE
COMMON STOCKS
SBC COMMUNICATIONS INC                                                       430,727             17,706,550            18,137,277
SOUTHWEST AIRLINES CO                                                        163,809                                      163,809
SPRINT CORP (FON GROUP)                                                      165,903              9,649,200             9,815,103
SPRINT CORP PCS                                                               29,750                                       29,750
TELEPHONE & DATA                                                                                  2,436,075             2,436,075
TXU CORP                                                                                          4,852,750             4,852,750
UAL INC                                                                                           3,258,500             3,258,500
UNICOM CORPORATION                                                                                6,205,475             6,205,475
UNION PACIFIC CORP                                                            52,063              5,128,156             5,180,219
UNITED PARCEL SERVICE-CL B                                                   135,700                                      135,700
US CELLULAR CORP                                                                                  1,871,100             1,871,100
WASTE MANAGEMENT INC                                                          22,800                                       22,800
WILLIAMS COMPANIES INC                                                        79,206                                       79,206
WORLDCOM INC                                                                 238,550                                      238,550
                                                      ------------       -----------         --------------        --------------
                                                        38,079,047         4,103,080            127,197,094           169,379,221
                                                      ------------       -----------         --------------        --------------
Wholesale Trade

SYSCO CORP                                                                                        7,692,025             7,692,025
                                                                                             --------------        --------------
Total Common Stocks                                    305,383,077        26,532,356          1,099,613,570         1,431,529,004
                                                      ------------       -----------         --------------        --------------
CASH EQUIVALENTS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000                  2,129,178                                                      2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                               972,000             25,932,000            26,904,000
                                                      ------------       -----------         --------------        --------------
Total Cash Equivalents                                   2,129,178           972,000             25,932,000            29,033,178
                                                      ------------       -----------         --------------        --------------
TOTAL INVESTMENTS (COST OF $157,157,695,
$25,098,509, $976,414,426 AND $1,158,670,630,
RESPECTIVELY)                                         $307,512,255       $27,504,356         $1,125,545,570        $1,460,562,181
                                                      ============       ===========         ==============        ==============

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                                              Liberty
                                 SR&F          Liberty        All-Star        Liberty
                               Growth &         Value         Growth &       Growth &
                                Income      Opportunities      Income         Income          Pro Forma           Pro Forma
                               Portfolio         Fund           Fund           Fund          Adjustments           Combined
Investments, at value        $307,512,255    $308,179,637   $27,504,356   $1,125,545,570    $(308,179,637) (a)  $1,460,562,181
Cash                                3,884               -         4,096              176                 -               8,156
Receivable for
  investments sold                      -               -             -                -                 -                   -
Payable for investments
  purchased                             -               -             -                -                 -                   -
Other assets less
  other liabilities               837,077       (351,328)           621       35,737,174         (561,991) (b)      35,661,553

Net assets                   $308,353,216    $307,828,309   $27,509,073   $1,161,282,920    $(308,741,628)      $1,496,231,890


Class A:
Net assets                                       $259,166    $4,299,897     $309,356,714          (80,516)        $313,835,261
Shares outstanding                                  9,814       368,742       15,017,711         (161,546)         $15,234,721
Net asset value                                    $26.41        $11.66           $20.60                                $20.60

Class B:
Net assets                                     $1,269,238   $16,346,839     $822,643,366         (220,562)        $840,038,881
Shares outstanding                                 48,240     1,415,688       41,382,562         (591,013)         $42,255,477
Net asset value                                    $26.31        $11.55           $19.88                                $19.88

Class C:
Net assets                                        $75,057    $4,524,072      $29,281,763          (12,929)         $33,867,963
Shares outstanding                                  2,853       391,868        1,465,147         (165,622)          $1,694,246
Net asset value                                    $26.31        $11.54           $19.99                                $19.99

Class Z:
Net assets                                         $1,004    $2,338,265           $1,077           (3,008)          $2,337,338
Shares outstanding                                     38       199,907               52          (87,137)            $112,860
Net asset value                                    $26.42        $11.70           $20.71                                $20.71

Class S:
Net assets                                   $306,223,844                                         (71,396)        $306,152,448
Shares outstanding                             11,601,266                                        3,185,013 (c)     $14,786,279
Net asset value                                    $26.40                                                               $20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770, $35,389 and $281,253 to be borne by Liberty Value Opportunities Fund, Liberty All Star Growth & Income Fund and Liberty Growth & Income Fund respectively.

(c) - Liberty Value Opportunities Fund shares are exchanged for new Class S shares of Liberty Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                           LIBERTY        LIBERTY
                                            SRF GROWTH      VALUE         ALL-STAR      LIBERTY
                                             & INCOME    OPPORTUNITIES    GROWTH &     GROWTH &        PRO FORMA         PRO FORMA
                                            PORTFOLIO        FUND          INCOME     INCOME FUND     ADJUSTMENTS        COMBINED
                                            ---------        ----          ------     -----------     -----------        ---------
INVESTMENT INCOME
Dividends                                    4,456,261       4,451,174     268,398      15,573,131     (4,456,261)(c)    20,292,703
Interest                                     1,058,561       1,056,847      37,185       1,966,931     (1,058,561)(c)     3,060,962
                                            ----------      ----------   ---------    ------------    -----------      ------------
   Total investment income                   5,514,823       5,508,021     305,583      17,540,062     (5,514,823)       23,353,665

EXPENSES
Management fee                               2,190,101               -     132,571       9,452,952         (6,727)(a)    11,768,897
Administration fee                                   -         545,843      44,190               -       (590,033)(a)             -
Service fee - Class A, B, C                          -             866      49,748       3,099,842              -(a)      3,150,456
Distribution fee - Class A                           -              23           -               -            (23)(a)             -
Distribution fee - Class B                           -           2,118      95,935       6,593,089              -(a)      6,691,142
Distribution fee - Class C                           -             130      27,559         244,861              -(a)        272,550
Transfer agent fee - Class A, B, C, Z                -             819           -               -           (819)(a)             -
Transfer agent fee - Class S                         -         799,640           -               -       (799,640)(a)             -
Transfer agent fee                               6,000               -      46,431       2,728,605        458,981(e)      3,240,017
Bookkeeping fee                                 32,875          32,847      27,000         420,040          3,775(a)        516,537
Trustees fee                                    17,578           9,169      12,950          56,473        (38,340)(b)        57,830
Expenses allocated                                                                                                                -
 from SRF Growth & Income Portfolio                  -       2,271,293           -               -     (2,271,293)(c)             -
All other expenses                              27,280         269,696     221,950       1,052,407       (551,833)(d)     1,019,500
                                            ----------      ----------   ---------    ------------    -----------      ------------
   Total operating expenses                  2,273,834       3,932,444     658,334      23,648,269     (3,795,952)       26,716,929
                                            ----------      ----------   ---------    ------------    -----------      ------------
Expense reimbursement                                -               -    (208,902)               -       208,902(a)              -
                                            ----------      ----------   ---------    ------------    -----------      ------------
   Net Expenses                              2,273,834       3,932,444     449,432      23,648,269     (3,587,050)       26,716,929

NET INVESTMENT INCOME (LOSS)                 3,240,989       1,575,577    (143,849)     (6,108,207)     1,927,773        (3,363,264)

NET REALIZED & UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
 Investments                                32,232,665      32,215,860    (118,211)    183,532,200   (32,232,665)(c)    215,629,848
 Closed futures contracts                      748,773         693,167           -               -      (748,773)(c)        693,167
 Foreign currency transactions                  (1,375)           (749)          -               -         1,375(c)            (749)
                                            ----------      ----------   ---------    ------------   -----------       ------------
    Net Realized Gain (Loss)                32,980,063      32,908,278    (118,211)    183,532,200   (32,980,063)       216,322,266
Change in net unrealized
 appreciation/depreciation
 during the period on investments           63,450,655      63,542,407   1,816,980    (170,105,574)  (63,450,655)(c)   (104,746,187)
                                            ----------      ----------   ---------    ------------   -----------       ------------
      Net Gain                              96,430,719      96,450,685   1,698,769      13,426,626   (96,430,719)       111,576,079
                                            ----------      ----------   ---------    ------------   -----------       ------------
Increase in Net Assets from Operations      99,671,708      98,026,261   1,554,920       7,318,419   (94,502,946)       108,212,815


(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Due to elimination of master/feeder structure.

(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(e) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for Liberty Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                          133,100              133,100

Construction

HALLIBURTON CO                                                 2,975                                     2,975

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                        3,286                                     3,286
ACE LIMITED                                                   10,950               81,700               92,650
AETNA INC                                   10,900                                                      10,900         $   699,644
AFLAC INC                                                      4,271                                     4,271
ALLMERICA FINANCIAL CORP                                       3,375                                     3,375
AMBAC FINANCIAL GROUP INC                                      1,300               40,500               41,800
AMER INTERNATIONAL GROUP INC                                   1,100              132,275              133,375
AMERICAN EXPRESS CO                                                               144,000              144,000
AON CORP                                    33,200                                                      33,200           1,031,275
ASTORIA FINANCIAL CORP                                           600                                       600
AXA FINANICAL INC                                              4,300              140,500              144,800
BANK OF AMERICA CORP                                             700              231,234              231,934
BANK ONE                                    31,000             4,100                                    35,100             823,438
BEAR STEARNS COMPANIES INC                                                         30,173               30,173
C.I.T. GROUP INC-A                                             2,000                                     2,000
CAPITAL ONE FINANCIAL CORP                                     1,000               72,100               73,100
CHASE MANHATTAN CORP (NEW)                                     3,250              186,450              189,700
CIGNA CORP                                                     2,275                                     2,275
CINCINNATI FINANCIAL CORP                                                         188,300              188,300
CITIGROUP INC                                                  8,490              523,300              531,790
CITY NATIONAL CORP                                                                119,500              119,500
COUNTRYWIDE CREDIT INDUSTRIES                                 10,593                                    10,593
FANNIE MAE                                                       400              163,400              163,800
FIRST UNION CORP                                               2,800                                     2,800
FIRSTAR CORP                                18,000                                                      18,000             379,125
FLEET BOSTON FINANCIAL CORP                 16,100             4,000              348,600              368,700             547,400
FREDDIE MAC                                 19,500             9,096              108,300              136,896             789,750
GOLDEN STATE BANCORP                                                              171,300              171,300
GOLDEN WEST FINANCIAL CORP                                                         89,100               89,100
GOLDMAN SACHS GROUP INC                                          500                                       500
HCA-THE HEALTHCARE CORP                                                           346,100              346,100
HOUSEHOLD INTERNATIONAL INC                                                        83,300               83,300
J P MORGAN & CO INC                                                                55,100               55,100
KEYCORP                                                        1,200                                     1,200
KIMCO REALTY CORP                                              1,700                                     1,700
KNIGHT TRADING GROUP INC                                                           59,800               59,800
LEHMAN BROTHERS HLDG INC                                                          100,900              100,900

                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                           $  3,884,856             $  3,884,856
                                                                 ----------------        ------------------

Construction

HALLIBURTON CO                                $ 140,383                                          140,383
                                          -----------------                              ------------------

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                          80,712                                           80,712
ACE LIMITED                                     306,600               2,287,600                2,594,200
AETNA INC                                                                                        699,644
AFLAC INC                                       196,199                                          196,199
ALLMERICA FINANCIAL CORP                        176,766                                          176,766
AMBAC FINANCIAL GROUP INC                        71,256               2,219,906                2,291,162
AMER INTERNATIONAL GROUP INC                    129,250              15,542,313               15,671,563
AMERICAN EXPRESS CO                                                   7,506,000                7,506,000
AON CORP                                                                                       1,031,275
ASTORIA FINANCIAL CORP                           15,450                                           15,450
AXA FINANICAL INC                               146,200               4,777,000                4,923,200
BANK OF AMERICA CORP                             30,100               9,943,062                9,973,162
BANK ONE                                        108,906                                          932,344
BEAR STEARNS COMPANIES INC                                            1,255,951                1,255,951
C.I.T. GROUP INC-A                               32,500                                           32,500
CAPITAL ONE FINANCIAL CORP                       44,625               3,217,463                3,262,088
CHASE MANHATTAN CORP (NEW)                      149,703               8,588,353                8,738,056
CIGNA CORP                                      212,713                                          212,713
CINCINNATI FINANCIAL CORP                                             5,919,681                5,919,681
CITIGROUP INC                                   511,523              31,528,825               32,040,348
CITY NATIONAL CORP                                                    4,242,250                4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                   321,100                                          321,100
FANNIE MAE                                       20,875               8,527,438                8,548,313
FIRST UNION CORP                                 69,475                                           69,475
FIRSTAR CORP                                                                                     379,125
FLEET BOSTON FINANCIAL CORP                     136,000              11,852,400               12,535,800
FREDDIE MAC                                     368,388               4,386,150                5,544,288
GOLDEN STATE BANCORP                                                  3,083,400                3,083,400
GOLDEN WEST FINANCIAL CORP                                            3,636,394                3,636,394
GOLDMAN SACHS GROUP INC                          47,438                                           47,438
HCA-THE HEALTHCARE CORP                                              10,512,788               10,512,788
HOUSEHOLD INTERNATIONAL INC                                           3,462,156                3,462,156
J P MORGAN & CO INC                                                   6,067,888                6,067,888
KEYCORP                                          21,150                                           21,150
KIMCO REALTY CORP                                69,700                                           69,700
KNIGHT TRADING GROUP INC                                              1,782,788                1,782,788
LEHMAN BROTHERS HLDG INC                                              9,541,356                9,541,356

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS
LOEWS CORP                                                                         42,000               42,000
MBNA CORP                                                                         210,300              210,300
METLIFE INC                                                    1,700                                     1,700
MGIC INV CORP                                                                     123,000              123,000
MORGAN STANLEY DEAN WITTER                                     1,900              165,900              167,800
NATIONWIDE FINANCIAL SERV A                                                       228,700              228,700
PACIFIC CENTURY FINL CORP                                                         145,500              145,500
PMI GROUP INC                                                                     131,100              131,100
PNC FINANCIAL SERVICES GROUP                                   3,350              104,900              108,250
PROGRESSIVE CORP OHIO                                          4,900                                     4,900
PROVIDIAN FINANCIAL CORP                                       2,650               30,100               32,750
SCHWAB (CHARLES) CORP                                          7,950                                     7,950
SOVEREIGN BANCORP INC                                                             505,200              505,200
STARWOOD HOTELS & RESORTS WOR                                  2,600                                     2,600
TRIZEC HAHN CORP                                               8,400                                     8,400
U.S. BANCORP                                                   3,000                                     3,000
UNIONBANCAL CORPORATION                                                           155,100              155,100
UNITED HEALTHCARE CORP                       5,900                                126,700              132,600             505,925
VORNADO REALTY TRUST                                           1,500                                     1,500
WASHINGTON MUTUAL  INC                      23,100             2,000                                    25,100             667,013
WELLPOINT HEALTH NETWORKS                                      2,100                                     2,100
WELLS FARGO & CO                                               4,193               57,800               61,993
XL CAPITAL LTD-CLASS A                      20,700             4,090                                    24,790           1,120,388
ZIONS BANCORPORATION                                           1,300                                     1,300
                                                                                                                      --------------
                                                                                                                         6,563,956
                                                                                                                      --------------
Manufacturing

3COM CORPORATION                                               1,100                                     1,100
ABBOTT LABS                                 31,600                                                      31,600           1,408,175
ADC TELECOMMUNICATIONS INC                                                         81,500               81,500
AGILENT TECHNOLOGIES INC                                       1,200               28,986               30,186
ALCAN ALUMINUM LTD                                             5,000                                     5,000
ALCOA INC                                                      7,560              111,400              118,960
ALLEGHENY TECHNOLOGIES INC                                     1,200                                     1,200
ALZA CORP                                                      1,500                                     1,500
AMERADA HESS CORP                           17,000                                                      17,000           1,049,750
AMERICAN HOME PRODUCTS CORP                                      600                                       600
AMGEN INC                                                      3,250               80,800               84,050
ANALOG DEVICES INC.                                                                82,900               82,900
ANHEUSER BUSCH INC                                             2,100              162,600              164,700
APPLE COMPUTER INC                                                                 49,600               49,600
APPLIED MATLS                                                  2,900              129,200              132,100
APPLIED MICRO CIRCUITS CORP                                                        11,600               11,600
ATMEL CORP                                                                        116,900              116,900
AVENTIS -SPON ADR                                              1,100                                     1,100
AVON PRODUCTS INC                                              9,184                                     9,184

                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
LOEWS CORP                                                            2,520,000                2,520,000
MBNA CORP                                                             5,704,388                5,704,388
METLIFE INC                                      35,806                                           35,806
MGIC INV CORP                                                         5,596,500                5,596,500
MORGAN STANLEY DEAN WITTER                      158,175              13,811,175               13,969,350
NATIONWIDE FINANCIAL SERV A                                           7,518,513                7,518,513
PACIFIC CENTURY FINL CORP                                             2,127,938                2,127,938
PMI GROUP INC                                                         6,227,250                6,227,250
PNC FINANCIAL SERVICES GROUP                    157,031               4,917,188                5,074,219
PROGRESSIVE CORP OHIO                           362,600                                          362,600
PROVIDIAN FINANCIAL CORP                        238,500               2,709,000                2,947,500
SCHWAB (CHARLES) CORP                           267,319                                          267,319
SOVEREIGN BANCORP INC                                                 3,552,188                3,552,188
STARWOOD HOTELS & RESORTS WOR                    84,013                                           84,013
TRIZEC HAHN CORP                                150,150                                          150,150
U.S. BANCORP                                     57,750                                           57,750
UNIONBANCAL CORPORATION                                               2,879,044                2,879,044
UNITED HEALTHCARE CORP                                               10,864,525               11,370,450
VORNADO REALTY TRUST                             52,125                                           52,125
WASHINGTON MUTUAL  INC                           57,750                                          724,763
WELLPOINT HEALTH NETWORKS                       152,119                                          152,119
WELLS FARGO & CO                                162,479               2,239,750                2,402,229
XL CAPITAL LTD-CLASS A                          221,371                                        1,341,759
ZIONS BANCORPORATION                             59,658                                           59,658
                                          -----------------      ----------------        ------------------
                                              5,483,474             230,548,616              242,596,046
                                          -----------------      ----------------        ------------------

Manufacturing

3COM CORPORATION                                 63,388                                           63,388
ABBOTT LABS                                                                                    1,408,175
ADC TELECOMMUNICATIONS INC                                            6,835,813                6,835,813
AGILENT TECHNOLOGIES INC                         88,500               2,137,718                2,226,218
ALCAN ALUMINUM LTD                              155,000                                          155,000
ALCOA INC                                       219,240               3,230,600                3,449,840
ALLEGHENY TECHNOLOGIES INC                       21,600                                           21,600
ALZA CORP                                        88,688                                           88,688
AMERADA HESS CORP                                                                              1,049,750
AMERICAN HOME PRODUCTS CORP                      35,250                                           35,250
AMGEN INC                                       228,313               5,676,200                5,904,513
ANALOG DEVICES INC.                                                   6,300,400                6,300,400
ANHEUSER BUSCH INC                              156,843              12,144,188               12,301,031
APPLE COMPUTER INC                                                    2,597,800                2,597,800
APPLIED MATLS                                   262,813              11,708,750               11,971,563
APPLIED MICRO CIRCUITS CORP                                           1,145,500                1,145,500
ATMEL CORP                                                            4,310,688                4,310,688
AVENTIS -SPON ADR                                79,819                                           79,819
AVON PRODUCTS INC                               408,688                                          408,688

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS
BAKER HUGHES INC                                                 800                                      800
BAUSCH & LOMB INC                                                                 125,200             125,200
BAXTER INTERNATIONAL INC                                       4,400                                    4,400
BECKMAN COULTER INC                                                                29,100              29,100
BESTFOODS                                   21,800             1,100              190,600             213,500            1,509,650
BIOGEN INC                                                     3,050                                    3,050
BOEING CO                                   25,700             3,793              332,800             362,293            1,074,581
BOSTON SCIENTIFIC CORP                      19,700                                                     19,700              432,169
BP AMOCO PLC-ADR                                                                  150,000             150,000
BRISTOL-MYERS SQUIBB CO                                        3,200              166,200             169,400
BRUNSWICK CORP                                                                    227,400             227,400
CATERPILLAR INC                                                3,755                                    3,755
CHEVRON CORP                                 6,300                                119,200             125,500              534,319
CISCO SYSTEMS INC                                              7,400              456,200             463,600
CLOROX CO                                                        500                                      500
COCA COLA CO                                                     700               19,700              20,400
COMPAQ COMPUTER CORP                        18,100             7,000                                   25,100              462,681
COMVERSE TECH                                                                      32,200              32,200
COOPER INDUSTRIES INC                                            700                                      700
CORNING INCORPORATED                                                               21,100              21,100
DEERE & CO                                                     9,500                                    9,500
DELL COMPUTER CORPORATION                                      8,900                                    8,900
DELPHI AUTOMOTIVE SYSTEMS                   41,282                                253,600             294,882              601,169
DIAGEO PLC ADR                                                 5,193                                    5,193
DOVER CORP                                                     3,793                                    3,793
DOW CHEMICAL CO                                                                   350,500             350,500
EASTMAN KODAK CO                            15,000                                                     15,000              892,500
EI DUPONT DE NEMOURS & CO INC                                  2,900               60,200              63,100
ELI LILLY & CO                                                 1,000              114,500             115,500
EMC CORP                                                       1,000              108,400             109,400
EMERSON ELECTRIC CO                         15,400             3,306                                   18,706              929,775
EXXON MOBIL CORPORATION                                        3,916              365,165             369,081
FMC CORP                                                                           43,200              43,200
FORD MOTOR CO                                                    600              266,300             266,900
GATEWAY INC                                                                        51,000              51,000
GENERAL ELECTRIC CO                                            2,700              640,500             643,200
GENERAL MILLS INC                           16,500                                                     16,500              631,125
GEORGIA PACIFIC CORP                        20,300                                                     20,300              532,875
GILLETTE CO                                                    4,350                                    4,350
GRANT PRIDECO INC                                                                 164,800             164,800
H J HEINZ CO                                                   1,400                                    1,400
HEWLETT-PACKARD CO                                             1,600               90,400              92,000
HONEYWELL INTERNATIONAL INC                                      900               77,437              78,337
ILLINOIS TOOL WORKS INC                                        2,800                                    2,800
INGERSOLL RAND CO                           15,900             2,525                                   18,425              639,975
INTEL CORP                                                     5,450              232,800             238,250
INTERNATIONAL GAME TECH                                                            61,300              61,300
INTERNATIONAL PAPER CO                                                            180,700             180,700


                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
BAKER HUGHES INC                                 25,600                                           25,600
BAUSCH & LOMB INC                                                     9,687,350                9,687,350
BAXTER INTERNATIONAL INC                        309,375                                          309,375
BECKMAN COULTER INC                                                   1,698,713                1,698,713
BESTFOODS                                        76,175              13,199,050               14,784,875
BIOGEN INC                                      196,725                                          196,725
BOEING CO                                       158,595              13,915,200               15,148,376
BOSTON SCIENTIFIC CORP                                                                           432,169
BP AMOCO PLC-ADR                                                      8,484,375                8,484,375
BRISTOL-MYERS SQUIBB CO                         186,400               9,681,150                9,867,550
BRUNSWICK CORP                                                        3,766,313                3,766,313
CATERPILLAR INC                                 127,201                                          127,201
CHEVRON CORP                                                         10,109,650               10,643,969
CISCO SYSTEMS INC                               470,363              28,997,212               29,467,575
CLOROX CO                                        22,406                                           22,406
COCA COLA CO                                     40,206               1,131,519                1,171,725
COMPAQ COMPUTER CORP                            178,938                                          641,619
COMVERSE TECH                                                         2,994,600                2,994,600
COOPER INDUSTRIES INC                            22,794                                           22,794
CORNING INCORPORATED                                                  5,694,363                5,694,363
DEERE & CO                                      351,500                                          351,500
DELL COMPUTER CORPORATION                       438,881                                          438,881
DELPHI AUTOMOTIVE SYSTEMS                                             3,693,050                4,294,219
DIAGEO PLC ADR                                  184,676                                          184,676
DOVER CORP                                      153,854                                          153,854
DOW CHEMICAL CO                                                      10,580,719               10,580,719
EASTMAN KODAK CO                                                                                 892,500
EI DUPONT DE NEMOURS & CO INC                   126,875               2,633,750                2,760,625
ELI LILLY & CO                                   99,875              11,435,688               11,535,563
EMC CORP                                         76,938               8,340,025                8,416,963
EMERSON ELECTRIC CO                             199,600                                        1,129,375
EXXON MOBIL CORPORATION                         307,406              28,665,453               28,972,859
FMC CORP                                                              2,505,600                2,505,600
FORD MOTOR CO                                    25,800              11,450,900               11,476,700
GATEWAY INC                                                           2,894,250                2,894,250
GENERAL ELECTRIC CO                             143,100              33,946,500               34,089,600
GENERAL MILLS INC                                                                                631,125
GEORGIA PACIFIC CORP                                                                             532,875
GILLETTE CO                                     151,978                                          151,978
GRANT PRIDECO INC                                                     4,120,000                4,120,000
H J HEINZ CO                                     61,250                                           61,250
HEWLETT-PACKARD CO                              199,800              11,288,700               11,488,500
HONEYWELL INTERNATIONAL INC                      30,319               2,608,659                2,638,978
ILLINOIS TOOL WORKS INC                         159,600                                          159,600
INGERSOLL RAND CO                               101,631                                          741,606
INTEL CORP                                      728,597              31,122,450               31,851,047
INTERNATIONAL GAME TECH                                               1,624,450                1,624,450
INTERNATIONAL PAPER CO                                                5,387,119                5,387,119

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS
INTL BUSINESS MACHINES CORP                                    1,720              130,800             132,520
INTUIT INC                                                     1,700                                    1,700
JDS UNIPHASE CORP                                              1,050                                    1,050
JOHNSON & JOHNSON                                                                  69,900              69,900
JOHNSON CONTROLS INC                                                               81,500              81,500
KIMBERLY CLARK CORP                         13,200             3,400               66,000              82,600              757,350
LEAR CORP                                                      2,800                                    2,800
LOCKHEED MARTIN CORP                                                              422,400             422,400
LSI LOGIC CORP                                                                     53,200              53,200
LUCENT TECHNOLOGIES INC                                        2,800               42,800              45,600
LYONDELL PETRO                                                                    211,300             211,300
MATTEL INC                                  56,800                                                     56,800              749,050
MAXIM INTEGRATED PRODUCTS INC                                  4,550                                    4,550
MEDTRONIC INC                                                  2,400                                    2,400
MERCK & CO INC                              14,300                                155,800             170,100            1,095,738
MICROCHIP TECHNOLOGY                                                              115,800             115,800
MINNESOTA MINING & MFG CO                    9,600             4,142              130,300             144,042              792,000
MOTOROLA INC                                12,900             1,560                                   14,460              374,906
MYLAN LABORATORIES, INC                                                           238,600             238,600
NABISCO HOLDINGS CORP                       16,800                                                     16,800              882,000
NEWS CORP LTD ADR                                              1,400                                    1,400
NIKE INC CL B                               25,100                                                     25,100              999,294
NOKIA CORP ADR                                                 4,500              112,400             116,900
NORTEL NETWORKS CORP                                             700                                      700
PACCAR INC                                                                        137,100             137,100
PE CORP-PE BIOSYSTEMS GROUP                                      300                                      300
PEPSI BOTTLING GROUP                                                              324,800             324,800
PEPSICO INC                                 22,000                                262,800             284,800              977,625
PFIZER INC                                                     7,025              388,675             395,700
PHARMACIA CORPORATION                                          8,796                                    8,796
PHILIP MORRIS CO INC                        48,600             2,800              280,400             331,800            1,290,938
PRAXAIR INC                                 15,000                                                     15,000              561,563
PROCTER & GAMBLE CO                         20,500             1,850              157,300             179,650            1,173,625
QUAKER OATS CO                                                                    121,000             121,000
ROHM & HAAS CO                                                 1,900                                    1,900
ROYAL DUTCH PETRO-NY SHARES                 17,600               700              254,300             272,600            1,083,500
SABRE HOLDINGS CORP                                            4,230                                    4,230
SARA LEE CORP                               72,100             6,300                                   78,400            1,392,431
SCHERING-PLOUGH CORP                        24,100             1,100               86,400             111,600            1,217,050
SEAGATE TECHNOLOGY INC                                           600                                      600
SEAGRAMS CO. LTD.                                              1,000                                    1,000
SHERWIN WILLIAMS CO                         38,700                                                     38,700              819,956
TELLABS INC                                                      400                                      400
TEMPLE INLAND INC                                              1,000               24,700              25,700
TERADYNE INC                                                                       62,400              62,400
TEXACO INC                                  13,800                                                     13,800              734,850
TEXAS INSTRUMENTS INC                                            900               78,400              79,300
TEXTRON INC                                                    2,600                                    2,600


                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
INTL BUSINESS MACHINES CORP                     188,448              14,330,775               14,519,223
INTUIT INC                                       70,338                                           70,338
JDS UNIPHASE CORP                               125,869                                          125,869
JOHNSON & JOHNSON                                                     7,121,063                7,121,063
JOHNSON CONTROLS INC                                                  4,181,969                4,181,969
KIMBERLY CLARK CORP                             195,075               3,786,750                4,739,175
LEAR CORP                                        56,000                                           56,000
LOCKHEED MARTIN CORP                                                 10,480,800               10,480,800
LSI LOGIC CORP                                                        2,879,450                2,879,450
LUCENT TECHNOLOGIES INC                         165,900               2,535,900                2,701,800
LYONDELL PETRO                                                        3,539,275                3,539,275
MATTEL INC                                                                                       749,050
MAXIM INTEGRATED PRODUCTS INC                   309,116                                          309,116
MEDTRONIC INC                                   119,550                                          119,550
MERCK & CO INC                                                       11,938,175               13,033,913
MICROCHIP TECHNOLOGY                                                  6,747,159                6,747,159
MINNESOTA MINING & MFG CO                       341,715              10,749,750               11,883,465
MOTOROLA INC                                     45,338                                          420,244
MYLAN LABORATORIES, INC                                               4,354,450                4,354,450
NABISCO HOLDINGS CORP                                                                            882,000
NEWS CORP LTD ADR                                76,300                                           76,300
NIKE INC CL B                                                                                    999,294
NOKIA CORP ADR                                  224,719               5,612,975                5,837,694
NORTEL NETWORKS CORP                             47,775                                           47,775
PACCAR INC                                                            5,441,156                5,441,156
PE CORP-PE BIOSYSTEMS GROUP                      19,763                                           19,763
PEPSI BOTTLING GROUP                                                  9,480,100                9,480,100
PEPSICO INC                                                          11,678,175               12,655,800
PFIZER INC                                      337,200              18,656,400               18,993,600
PHARMACIA CORPORATION                           454,643                                          454,643
PHILIP MORRIS CO INC                             74,375               7,448,125                8,813,438
PRAXAIR INC                                                                                      561,563
PROCTER & GAMBLE CO                             105,913               9,005,425               10,284,963
QUAKER OATS CO                                                        9,090,125                9,090,125
ROHM & HAAS CO                                   65,550                                           65,550
ROYAL DUTCH PETRO-NY SHARES                      43,094              15,655,344               16,781,938
SABRE HOLDINGS CORP                             120,555                                          120,555
SARA LEE CORP                                   121,669                                        1,514,100
SCHERING-PLOUGH CORP                             55,550               4,363,200                5,635,800
SEAGATE TECHNOLOGY INC                           33,000                                           33,000
SEAGRAMS CO. LTD.                                58,000                                           58,000
SHERWIN WILLIAMS CO                                                                              819,956
TELLABS INC                                      27,375                                           27,375
TEMPLE INLAND INC                                42,000               1,037,400                1,079,400
TERADYNE INC                                                          4,586,400                4,586,400
TEXACO INC                                                                                       734,850
TEXAS INSTRUMENTS INC                            61,819               5,385,100                5,446,919
TEXTRON INC                                     141,213                                          141,213

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS
TOSCO CORP                                                       800                                      800
TYCO INT'L LTD                                                 3,600                                    3,600
UNITED TECHNOLOGIES CORP                     7,700                                170,500             178,200              453,338
USG CORP NEW                                                                       63,300              63,300
UST INC                                                        4,200                                    4,200
USX-MARATHON GROUP                          34,300             4,800                                   39,100              859,644
VISTEON CORP                                                      75               33,288              33,363
WEATHERFORD INTERNATIONAL                                                         164,800             164,800
WESTVACO CORP                                                                     268,600             268,600
WEYERHAEUSER CO                                                                    50,800              50,800
WHIRLPOOL CORP                                                                     85,100              85,100
XEROX CORP                                  34,400                                                     34,400              713,800
                                                                                                                      --------------
                                                                                                                        27,627,400
                                                                                                                      --------------

Mining & Energy

ANADARKO PETROLEUM                          19,100                                                     19,100              941,869
APACHE CORP                                                    2,800                                    2,800
BURLINGTON RESOURCES INC                                       7,500               76,000              83,500
COFLEXIP-SPONSORED ADR                                                             23,270              23,270
CONOCO INC -CL B                                               5,800                                    5,800
CONOCO INC-CL A                                                6,450                                    6,450
DEVON ENERGY CORPORATION                                       2,708                                    2,708
DIAMOND OFFSHORE DRILLING                   18,000                                195,800             213,800              632,250
FALCON DRILLING COMPANY INC                                                       521,800             521,800
GLOBAL MARINE INC                                              1,100                                    1,100
OCCIDENTAL PETROLEUM                                           7,700                                    7,700
PETROLEUM GEO SERVICES ADR                                                        239,100             239,100
SCHLUMBERGER LTD                                                                  161,900             161,900
TRANSOCEAN SEDCO FOREX INC                                                         31,343              31,343
                                                                                                                      --------------
                                                                                                                         1,574,119
                                                                                                                      --------------

Retail Trade

ALBERTSONS INC                              27,500                                                     27,500              914,375
BEST BUY INC                                                                      128,500             128,500
CIRCUIT CITY STORES INC                                          600              100,700             101,300
COSTCO WHOLESALE CORP                                          2,550                                    2,550
CVS CORP                                                                          159,200             159,200
DARDEN RESTURANTS INC                                                             206,000             206,000
FEDERATED DEPT STORES INC NEW               10,700             4,500                                   15,200              361,125
HARCOURT GENERAL INC                                           4,725                                    4,725
HOME DEPOT INC                                                 4,600               69,150              73,750
LIMITED INC                                                    6,000                                    6,000
MAY DEPARTMENT STORES CO                                       5,214                                    5,214
MCDONALDS CORP                              18,700             5,112                                   23,812              615,931


                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
TOSCO CORP                                       22,650                                           22,650
TYCO INT'L LTD                                  170,550                                          170,550
UNITED TECHNOLOGIES CORP                                             10,038,187               10,491,525
USG CORP NEW                                                          1,922,738                1,922,738
UST INC                                          61,688                                           61,688
USX-MARATHON GROUP                              120,300                                          979,944
VISTEON CORP                                        909                 403,611                  404,520
WEATHERFORD INTERNATIONAL                                             6,561,100                6,561,100
WESTVACO CORP                                                         6,664,638                6,664,638
WEYERHAEUSER CO                                                       2,184,400                2,184,400
WHIRLPOOL CORP                                                        3,967,788                3,967,788
XEROX CORP                                                                                       713,800
                                          -----------------      ----------------        ------------------
                                             11,268,551             559,572,362              598,468,313
                                          -----------------      ----------------        ------------------

Mining & Energy

ANADARKO PETROLEUM                                                                               941,869
APACHE CORP                                     164,675                                          164,675
BURLINGTON RESOURCES INC                        286,875               2,907,000                3,193,875
COFLEXIP-SPONSORED ADR                                                1,407,835                1,407,835
CONOCO INC -CL B                                142,463                                          142,463
CONOCO INC-CL A                                 141,900                                          141,900
DEVON ENERGY CORPORATION                        152,156                                          152,156
DIAMOND OFFSHORE DRILLING                                             6,877,475                7,509,725
FALCON DRILLING COMPANY INC                                          12,294,913               12,294,913
GLOBAL MARINE INC                                31,006                                           31,006
OCCIDENTAL PETROLEUM                            162,181                                          162,181
PETROLEUM GEO SERVICES ADR                                            4,079,644                4,079,644
SCHLUMBERGER LTD                                                     12,081,788               12,081,788
TRANSOCEAN SEDCO FOREX INC                                            1,674,892                1,674,892
                                          -----------------      ----------------        ------------------
                                              1,081,256              41,323,545               43,978,920
                                          -----------------      ----------------        ------------------

Retail Trade

ALBERTSONS INC                                                                                   914,375
BEST BUY INC                                                          8,127,625                8,127,625
CIRCUIT CITY STORES INC                          19,913               3,341,981                3,361,894
COSTCO WHOLESALE CORP                            84,150                                           84,150
CVS CORP                                                              6,368,000                6,368,000
DARDEN RESTURANTS INC                                                 3,347,500                3,347,500
FEDERATED DEPT STORES INC NEW                   151,875                                          513,000
HARCOURT GENERAL INC                            256,922                                          256,922
HOME DEPOT INC                                  229,713               3,453,178                3,682,891
LIMITED INC                                     129,750                                          129,750
MAY DEPARTMENT STORES CO                        125,136                                          125,136
MCDONALDS CORP                                  168,377                                          784,308

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS
NORDSTROM INC                               23,100                                                     23,100              557,288
RADIOSHACK CORP                                                                    93,700              93,700
SAFEWAY INC                                                    2,400                                    2,400
TARGET CORP                                                      600               61,400              62,000
TIFFANY & CO                                                   1,300                                    1,300
TJX COMPANIES, INC                                             1,400                                    1,400
WAL-MART STORES INC                                            3,150              150,700             153,850
                                                                                                                      --------------
                                                                                                                         2,448,719
                                                                                                                      --------------

Services

ADOBE SYSTEMS INC                                                                  73,500              73,500
AMERICA ONLINE INC                                             1,200              113,000             114,200
AUTOMATIC DATA PROCESSING INC                                                     105,600             105,600
CENDANT CORP                                                   2,100                                    2,100
CHECK POINT  SOFTWARE TECH                                                          5,700               5,700
CITRIX SYS INC                                                   500                                      500
COMPUTER ASSOCIATES INT'L INC                                 11,423                                   11,423
DUN & BRADSTREET CORP                                                             214,800             214,800
ELECTRONIC DATA SYSTEMS CORP                                     900                                      900
FIRST DATA CORP                             19,100                                129,600             148,700              947,838
GENENTECH INC                                                    800                                      800
HARRAH'S ENTERTAINMENT INC                                                         88,500              88,500
MANPOWER                                                                          128,600             128,600
MICROSOFT CORP                                                 4,250              158,700             162,950
NETWORK APPLIANCE INC                                                              15,400              15,400
NEWS CORP LTD-SPONS ADR PRF                                    4,548                                    4,548
ORACLE CORP                                                      600              148,400             149,000
PARAMETRIC TECHNOLOGY CORP                                     6,400                                    6,400
PAYCHEX INC                                                    6,150                                    6,150
PIXAR INC                                                      2,200                                    2,200
SENSORMATIC ELECTRONICS CORP                                   1,600                                    1,600
SIEBEL SYSTEMS INC                                             2,650                                    2,650
SUN MICROSYSTEMS  INC                                          1,600              123,800             125,400
SYNOPSYS INC                                                   1,900                                    1,900
TIME WARNER INC                                                2,200               16,400              18,600
USA NETWORKS INC                                                                  101,500             101,500
WALT DISNEY PRODUCTIONS                     20,300             3,600              155,500             179,400              787,894
                                                                                                                      --------------
                                                                                                                         1,735,731
                                                                                                                      --------------

Transportation, Communications,
Electric, Gas and Sanitary Services

A T & T CORP                                26,600             4,100              348,100             378,800              841,225
ALLEGIANCE TELECOM INC                                           250                                      250
AMFM INC                                                       3,500                                    3,500
AMR CORP                                                       4,000                                    4,000


                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
NORDSTROM INC                                                                                    557,288
RADIOSHACK CORP                                                       4,439,038                4,439,038
SAFEWAY INC                                     108,300                                          108,300
TARGET CORP                                      34,800               3,561,200                3,596,000
TIFFANY & CO                                     87,750                                           87,750
TJX COMPANIES, INC                               26,250                                           26,250
WAL-MART STORES INC                             181,519               8,684,088                8,865,606
                                          -----------------      ----------------        ------------------
                                              1,604,453              41,322,609               45,375,781
                                          -----------------      ----------------        ------------------

Services

ADOBE SYSTEMS INC                                                     9,555,000                9,555,000
AMERICA ONLINE INC                               63,300               5,960,750                6,024,050
AUTOMATIC DATA PROCESSING INC                                         5,656,200                5,656,200
CENDANT CORP                                     29,400                                           29,400
CHECK POINT  SOFTWARE TECH                                            1,206,975                1,206,975
CITRIX SYS INC                                    9,469                                            9,469
COMPUTER ASSOCIATES INT'L INC                   584,715                                          584,715
DUN & BRADSTREET CORP                                                 6,148,650                6,148,650
ELECTRONIC DATA SYSTEMS CORP                     37,125                                           37,125
FIRST DATA CORP                                                       6,431,400                7,379,238
GENENTECH INC                                   137,600                                          137,600
HARRAH'S ENTERTAINMENT INC                                            1,852,969                1,852,969
MANPOWER                                                              4,115,200                4,115,200
MICROSOFT CORP                                  340,000              12,696,000               13,036,000
NETWORK APPLIANCE INC                                                 1,239,700                1,239,700
NEWS CORP LTD-SPONS ADR PRF                     216,030                                          216,030
ORACLE CORP                                      50,438              12,474,875               12,525,313
PARAMETRIC TECHNOLOGY CORP                       70,400                                           70,400
PAYCHEX INC                                     258,300                                          258,300
PIXAR INC                                        77,550                                           77,550
SENSORMATIC ELECTRONICS CORP                     25,300                                           25,300
SIEBEL SYSTEMS INC                              433,441                                          433,441
SUN MICROSYSTEMS  INC                           145,500              11,258,063               11,403,563
SYNOPSYS INC                                     65,669                                           65,669
TIME WARNER INC                                 167,200               1,246,400                1,413,600
USA NETWORKS INC                                                      2,194,938                2,194,938
WALT DISNEY PRODUCTIONS                         139,725               6,035,344                6,962,963
                                          -----------------      ----------------        ------------------
                                              2,851,160              88,072,463               92,659,354
                                          -----------------      ----------------        ------------------

Transportation, Communications,
Electric, Gas and Sanitary Services

A T & T CORP                                    129,663              11,008,663               11,979,550
ALLEGIANCE TELECOM INC                           16,000                                           16,000
AMFM INC                                        241,500                                          241,500
AMR CORP                                        105,750                                          105,750

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS
AT & T WIRELESS CORP                                                              178,200             178,200
AT&T CORP-LIBERTY MEDIA A                                      3,600                                    3,600
BELL ATLANTIC CORP                                             2,400              122,600             125,000
BELLSOUTH CORP                                                                    147,300             147,300
BURLINGTON NORTH SANTA FE CORP                                 6,647                                    6,647
CABLEVISION SYSTEMS CL-A                                       1,200                                    1,200
CARNIVAL CORP-CL A                                             4,200                                    4,200
CHRIS-CRAFT INDUSTRIES INC                                                         61,800              61,800
COLUMBIA ENERGY GROUP                                            700                                      700
COMCAST CORP-SPECIAL CL A                                        500               46,500              47,000
COX COMMUNICATIONS INC-CL A                                    2,150                                    2,150
CSX CORP                                                       2,500                                    2,500
DELTA AIR LINES INC                                            3,000               79,600              82,600
DTE ENERGY CO                                                    800                                      800
DUKE ENERGY                                                                        60,100              60,100
DYNEGY INC                                                       400                                      400
EDISON INTERNATIONAL                                                              235,700             235,700
EL PASO ENERGY CORP                                            6,200                                    6,200
ENTERGY CORP                                18,600                                252,400             271,000              505,688
FLORIDA PROGRESS CORP                                          2,000                                    2,000
GLOBAL CROSSING LTD                                            1,000                                    1,000
GTE CORP                                                       2,950              201,400             204,350
KANSAS CITY SOUTHN INDS INC                                    3,750                                    3,750
LEVEL 3 COMMUNICATIONS                                           250                                      250
P G & E CORP                                10,700               900              116,000             127,600              263,488
PECO ENERGY CO                                                 4,100                                    4,100
PMC-SIERRA INC                                                                     16,800              16,800
QWEST COMMUNICATIONS INTL                                        500                                      500
RELIANT ENERGY INC                                             5,400                                    5,400
RF MICRO DEVICES INC                                                               47,400              47,400
SBC COMMUNICATIONS INC                                         9,959              409,400             419,359
SOUTHERN CO                                 24,800                                                     24,800              578,150
SOUTHWEST AIRLINES CO                                          8,650                                    8,650
SPRINT CORP (FON GROUP)                                        3,253              189,200             192,453
SPRINT CORP PCS                                                  500                                      500
TELEPHONE & DATA                                                                   24,300              24,300
TIDEWATER INC                               14,900                                                     14,900              536,400
TXU CORP                                                                          164,500             164,500
UAL INC                                                                            56,000              56,000
UNICOM CORPORATION                                                                160,400             160,400
UNION PACIFIC CORP                          11,300             1,400              137,900             150,600              420,219
UNITED PARCEL SERVICE-CL B                                     2,300                                    2,300
US CELLULAR CORP                                                                   29,700              29,700
WASTE MANAGEMENT INC                                           1,200                                    1,200
WILLIAMS COMPANIES INC                                         1,900                                    1,900
WORLDCOM INC                                16,600             5,200                                   21,800              761,526
                                                                                                                      --------------
                                                                                                                         3,906,695
                                                                                                                      --------------


                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
AT & T WIRELESS CORP                                                  4,967,325                4,967,325
AT&T CORP-LIBERTY MEDIA A                        87,300                                           87,300
BELL ATLANTIC CORP                              121,950               6,229,613                6,351,563
BELLSOUTH CORP                                                        6,278,663                6,278,663
BURLINGTON NORTH SANTA FE CORP                  152,466                                          152,466
CABLEVISION SYSTEMS CL-A                         81,450                                           81,450
CARNIVAL CORP-CL A                               81,900                                           81,900
CHRIS-CRAFT INDUSTRIES INC                                            4,082,663                4,082,663
COLUMBIA ENERGY GROUP                            45,938                                           45,938
COMCAST CORP-SPECIAL CL A                        20,250               1,883,250                1,903,500
COX COMMUNICATIONS INC-CL A                      97,959                                           97,959
CSX CORP                                         52,969                                           52,969
DELTA AIR LINES INC                             151,688               4,024,775                4,176,463
DTE ENERGY CO                                    24,450                                           24,450
DUKE ENERGY                                                           3,388,138                3,388,138
DYNEGY INC                                       27,325                                           27,325
EDISON INTERNATIONAL                                                  4,831,850                4,831,850
EL PASO ENERGY CORP                             315,813                                          315,813
ENTERGY CORP                                                          6,862,125                7,367,813
FLORIDA PROGRESS CORP                            93,750                                           93,750
GLOBAL CROSSING LTD                              26,313                                           26,313
GTE CORP                                        183,638              12,537,150               12,720,788
KANSAS CITY SOUTHN INDS INC                     332,578                                          332,578
LEVEL 3 COMMUNICATIONS                           22,000                                           22,000
P G & E CORP                                     22,163               2,856,500                3,142,150
PECO ENERGY CO                                  165,281                                          165,281
PMC-SIERRA INC                                                        2,985,150                2,985,150
QWEST COMMUNICATIONS INTL                        24,844                                           24,844
RELIANT ENERGY INC                              159,638                                          159,638
RF MICRO DEVICES INC                                                  4,153,425                4,153,425
SBC COMMUNICATIONS INC                          430,727              17,706,550               18,137,277
SOUTHERN CO                                                                                      578,150
SOUTHWEST AIRLINES CO                           163,809                                          163,809
SPRINT CORP (FON GROUP)                         165,903               9,649,200                9,815,103
SPRINT CORP PCS                                  29,750                                           29,750
TELEPHONE & DATA                                                      2,436,075                2,436,075
TIDEWATER INC                                                                                    536,400
TXU CORP                                                              4,852,750                4,852,750
UAL INC                                                               3,258,500                3,258,500
UNICOM CORPORATION                                                    6,205,475                6,205,475
UNION PACIFIC CORP                               52,063               5,128,156                5,600,438
UNITED PARCEL SERVICE-CL B                      135,700                                          135,700
US CELLULAR CORP                                                      1,871,100                1,871,100
WASTE MANAGEMENT INC                             22,800                                           22,800
WILLIAMS COMPANIES INC                           79,206                                           79,206
WORLDCOM INC                                    238,550                                        1,000,076
                                          -----------------      ----------------        ------------------
                                              4,103,080             127,197,094              135,206,868
                                          -----------------      ----------------        ------------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                          LIBERTY ALL-STAR     LIBERTY GROWTH                         LIBERTY VALUE
                                        LIBERTY VALUE     GROWTH & INCOME      & INCOME FUND          PRO FORMA        FUND MARKET
                                         FUND SHARES        FUND SHARES           SHARES           COMBINED SHARES        VALUE
COMMON STOCKS

Wholesale Trade

SYSCO CORP                                                                          182,600              182,600

Total Common Stocks                                                                                                     43,856,620
                                                                                                                      --------------

CASH EQUIVALENTS                             Par                Par                 Par                  Par

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                           $ 1,567,000         $ 972,000         $ 25,932,000           28,471,000         1,567,000
                                                                                                                      --------------

TOTAL INVESTMENTS (COST OF
$43,810,733, $25,098,509,
$976,414,426 AND
$1,045,323,668, RESPECTIVELY)                                                                                          $ 45,423,620
                                                                                                                      ==============


                                           LIBERTY ALL-STAR      LIBERTY GROWTH &
                                           GROWTH & INCOME          INCOME FUND          PRO FORMA COMBINED
                                          FUND MARKET VALUE        MARKET VALUE             MARKET VALUE
COMMON STOCKS
Wholesale Trade

SYSCO CORP                                                             7,692,025                7,692,025
                                                                 ----------------        ------------------

Total Common Stocks                           26,532,356           1,099,613,570            1,170,002,546
                                          -----------------      ----------------        ------------------

CASH EQUIVALENTS

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                   972,000              25,932,000               28,471,000
                                          -----------------      ----------------        ------------------

TOTAL INVESTMENTS (COST OF
$43,810,733, $25,098,509,
$976,414,426 AND
$1,045,323,668, RESPECTIVELY)               $ 27,504,356         $ 1,125,545,570          $ 1,198,473,546
                                          =================      ================        ==================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                         Liberty       Liberty All-Star       Liberty
                                          Value        Growth & Income     Growth & Income     Pro Forma          Pro Forma
                                          Fund               Fund               Fund          Adjustments         Combined

Investments, at value                  $ 45,423,620      $ 27,504,356      $ 1,125,545,570    $        -        $1,198,473,546
Cash                                            342             4,096                  176             -                 4,614
Receivable for investments sold                   -                 -                    -             -                     -
Payable for investments purchased                 -                 -                    -             -                     -
Other assets less other liabilities          18,463               621           35,737,174      (353,007)(a)        35,403,251

Net assets                             $ 45,442,425      $ 27,509,073      $ 1,161,282,920    $ (353,007)       $1,233,881,411


Class A:
Net assets                             $ 10,441,098      $  4,299,897      $   309,356,714       (88,811)       $  324,008,898
Shares outstanding                          920,529           368,742           15,017,711      (578,395)       $   15,728,587
Net asset value                        $      11.34      $      11.66      $         20.60                      $        20.60

Class B:
Net assets                             $ 19,380,181      $ 16,346,839      $   822,643,366      (235,775)       $  858,134,611
Shares outstanding                        1,714,187         1,415,688           41,382,562    (1,346,712)       $   43,165,725
Net asset value                        $      11.31      $      11.55      $         19.88                      $        19.88

Class C:
Net assets                             $  1,934,018      $  4,524,072      $    29,281,763       (14,460)       $   35,725,393
Shares outstanding                          171,022           391,868            1,465,147      (240,874)       $    1,787,163
Net asset value                        $      11.31      $      11.54      $         19.99                      $        19.99

Class Z:
Net assets                             $ 13,687,128      $  2,338,265      $         1,077       (13,961)       $   16,012,509
Shares outstanding                        1,206,557           199,907                   52      (633,337)       $      773,179
Net asset value                        $      11.34      $      11.70      $         20.71                      $        20.71


(a) One time proxy, accounting, legal and other costs of the reorganization of $36,365, $35,389 and $281,253 to be borne by Liberty Value Fund, Liberty All Star Growth & Income Fund and Liberty Growth & Income Fund respectively.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                                     LIBERTY
                                                                     ALL-STAR       LIBERTY
                                                       LIBERTY       GROWTH &       GROWTH &         PRO FORMA        PRO FORMA
                                                      VALUE FUND      INCOME       INCOME FUND      ADJUSTMENTS       COMBINED
                                                      --------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                852,965       268,398       15,573,131            -          16,694,494
Interest                                                  46,028        37,185        1,966,931            -           2,050,144
                                                      ----------     ---------     ------------     --------        ------------
   Total investment income                               898,993       305,583       17,540,062            -          18,744,638

EXPENSES
Management fee                                           356,825       132,571        9,452,952      (89,206)(a)       9,853,142
Administration fee                                             -        44,190                -      (44,190)(a)               -
Service fee - Class A, B, C                               80,902        49,748        3,099,842            - (a)       3,230,492
Distribution fee - Class B                               144,648        95,935        6,593,089            - (a)       6,833,672
Distribution fee - Class C                                11,951        27,559          244,861            - (a)         284,371
Transfer agent fee                                        94,869        46,431        2,728,605     (265,280)(d)       2,604,625
Bookkeeping fee                                           27,000        27,000          420,040      (37,326)(a)         436,714
Trustees fee                                               7,463        12,950           56,473      (29,552)(b)          47,334
All other expenses                                       129,672       221,950        1,052,407     (463,029)(c)         941,000
                                                      ----------     ---------     ------------     --------        ------------
   Total operating expenses                              853,330       658,334       23,648,269     (928,583)         24,231,350
                                                      ----------     ---------     ------------     --------        ------------
Expense reimbursement                                   (281,305)     (208,902)               -      490,207 (a)               -
                                                      ----------     ---------     ------------     --------        ------------
   Net Expenses                                          572,025       449,432       23,648,269     (438,376)         24,231,350

NET INVESTMENT INCOME (LOSS)                             326,968      (143,849)      (6,108,207)     438,376          (5,486,712)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments               (5,244,334)     (118,211)     183,532,200            -         178,169,654
Change in net unrealized appreciation/depreciation
 during the period on investments                     (1,924,598)    1,816,980     (170,105,574)           -        (170,213,191)
                                                      ----------     ---------     ------------     --------        ------------
      Net Gain (Loss)                                 (7,168,932)    1,698,769       13,426,626            -           7,956,463
                                                      ----------     ---------     ------------     --------        ------------
Increase (Decrease) in Net Assets from Operations     (6,841,963)    1,554,920        7,318,419      438,376           2,469,751

(a) Based on the contract in effect for the surviving fund.
(b) Based on trustee compensation plan for the surviving fund.
(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for Liberty Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                         133,100         133,100

Construction

HALLIBURTON CO                                                                   2,975                             2,975

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                          3,286                             3,286
ACE LIMITED                                                                     10,950            81,700          92,650
AETNA INC                                                        10,900                                           10,900
AFLAC INC                                                                        4,271                             4,271
ALLMERICA FINANCIAL CORP                                                         3,375                             3,375
AMBAC FINANCIAL GROUP INC                                                        1,300            40,500          41,800
AMER INTERNATIONAL GROUP INC                                                     1,100           132,275         133,375
AMERICAN EXPRESS CO                             240,000                                          144,000         384,000
AON CORP                                                         33,200                                           33,200
ASTORIA FINANCIAL CORP                                                             600                               600
AXA FINANICAL INC                                                                4,300           140,500         144,800
BANK OF AMERICA CORP                             67,896                            700           231,234         299,830
BANK ONE                                                         31,000          4,100                            35,100
BEAR STEARNS COMPANIES INC                                                                        30,173          30,173
C.I.T. GROUP INC-A                                                               2,000                             2,000
CAPITAL ONE FINANCIAL CORP                                                       1,000            72,100          73,100
CHASE MANHATTAN CORP (NEW)                      193,200                          3,250           186,450         382,900
CIGNA CORP                                                                       2,275                             2,275
CINCINNATI FINANCIAL CORP                                                                        188,300         188,300
CITIGROUP INC                                   244,810                          8,490           523,300         776,600
CITY NATIONAL CORP                                                                               119,500         119,500
COUNTRYWIDE CREDIT INDUSTRIES                                                   10,593                            10,593
FANNIE MAE                                      161,000                            400           163,400         324,800
FIRST UNION CORP                                                                 2,800                             2,800
FIRSTAR CORP                                                     18,000                                           18,000
FLEET BOSTON FINANCIAL CORP                                      16,100          4,000           348,600         368,700
FREDDIE MAC                                                      19,500          9,096           108,300         136,896
GOLDEN STATE BANCORP                                                                             171,300         171,300
GOLDEN WEST FINANCIAL CORP                                                                        89,100          89,100
GOLDMAN SACHS GROUP INC                                                            500                               500
HCA-THE HEALTHCARE CORP                                                                          346,100         346,100
HOUSEHOLD INTERNATIONAL INC                                                                       83,300          83,300
J P MORGAN & CO INC                                                                               55,100          55,100
KEYCORP                                                                          1,200                             1,200
KIMCO REALTY CORP                                                                1,700                             1,700
KNIGHT TRADING GROUP INC                                                                          59,800          59,800
LEHMAN BROTHERS HLDG INC                                                                         100,900         100,900
LOEWS CORP                                                                                        42,000          42,000
MBNA CORP                                                                                        210,300         210,300
METLIFE INC                                                                      1,700                             1,700
MGIC INV CORP                                                                                    123,000         123,000
MORGAN STANLEY DEAN WITTER                                                       1,900           165,900         167,800
NATIONWIDE FINANCIAL SERV A                                                                      228,700         228,700
PACIFIC CENTURY FINL CORP                                                                        145,500         145,500
PMI GROUP INC                                                                                    131,100         131,100
PNC FINANCIAL SERVICES GROUP                                                     3,350           104,900         108,250
PROGRESSIVE CORP OHIO                                                            4,900                             4,900
PROVIDIAN FINANCIAL CORP                                                         2,650            30,100          32,750

                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                        $    3,884,856     $    3,884,856
                                                                                                --------------     --------------

Construction

HALLIBURTON CO                                                                 $    140,383                               140,383
                                                                               ------------                        --------------

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                              80,712                                80,712
ACE LIMITED                                                                         306,600          2,287,600          2,594,200
AETNA INC                                                     $    699,644                                                699,644
AFLAC INC                                                                           196,199                               196,199
ALLMERICA FINANCIAL CORP                                                            176,766                               176,766
AMBAC FINANCIAL GROUP INC                                                            71,256          2,219,906          2,291,163
AMER INTERNATIONAL GROUP INC                                                        129,250         15,542,313         15,671,563
AMERICAN EXPRESS CO                         $  12,510,000                                            7,506,000         20,016,000
AON CORP                                                         1,031,275                                              1,031,275
ASTORIA FINANCIAL CORP                                                               15,450                                15,450
AXA FINANICAL INC                                                                   146,200          4,777,000          4,923,200
BANK OF AMERICA CORP                            2,919,528                            30,100          9,943,062         12,892,690
BANK ONE                                                           823,438          108,906                               932,344
BEAR STEARNS COMPANIES INC                                                                           1,255,951          1,255,951
C.I.T. GROUP INC-A                                                                   32,500                                32,500
CAPITAL ONE FINANCIAL CORP                                                           44,625          3,217,463          3,262,088
CHASE MANHATTAN CORP (NEW)                      8,899,275                           149,703          8,588,353         17,637,331
CIGNA CORP                                                                          212,713                               212,713
CINCINNATI FINANCIAL CORP                                                                            5,919,681          5,919,681
CITIGROUP INC                                  14,749,803                           511,523         31,528,825         46,790,150
CITY NATIONAL CORP                                                                                   4,242,250          4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                                                       321,100                               321,100
FANNIE MAE                                      8,402,188                            20,875          8,527,438         16,950,500
FIRST UNION CORP                                                                     69,475                                69,475
FIRSTAR CORP                                                       379,125                                                379,125
FLEET BOSTON FINANCIAL CORP                                        547,400          136,000         11,852,400         12,535,800
FREDDIE MAC                                                        789,750          368,388          4,386,150          5,544,288
GOLDEN STATE BANCORP                                                                                 3,083,400          3,083,400
GOLDEN WEST FINANCIAL CORP                                                                           3,636,394          3,636,394
GOLDMAN SACHS GROUP INC                                                              47,438                                47,438
HCA-THE HEALTHCARE CORP                                                                             10,512,788         10,512,788
HOUSEHOLD INTERNATIONAL INC                                                                          3,462,156          3,462,156
J P MORGAN & CO INC                                                                                  6,067,888          6,067,888
KEYCORP                                                                              21,150                                21,150
KIMCO REALTY CORP                                                                    69,700                                69,700
KNIGHT TRADING GROUP INC                                                                             1,782,788          1,782,788
LEHMAN BROTHERS HLDG INC                                                                             9,541,356          9,541,356
LOEWS CORP                                                                                           2,520,000          2,520,000
MBNA CORP                                                                                            5,704,388          5,704,388
METLIFE INC                                                                          35,806                                35,806
MGIC INV CORP                                                                                        5,596,500          5,596,500
MORGAN STANLEY DEAN WITTER                                                          158,175         13,811,175         13,969,350
NATIONWIDE FINANCIAL SERV A                                                                          7,518,513          7,518,513
PACIFIC CENTURY FINL CORP                                                                            2,127,938          2,127,938
PMI GROUP INC                                                                                        6,227,250          6,227,250
PNC FINANCIAL SERVICES GROUP                                                        157,031          4,917,188          5,074,219
PROGRESSIVE CORP OHIO                                                               362,600                               362,600
PROVIDIAN FINANCIAL CORP                                                            238,500          2,709,000          2,947,500

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS
SCHWAB (CHARLES) CORP                                                            7,950                             7,950
SOVEREIGN BANCORP INC                                                                            505,200         505,200
STARWOOD HOTELS & RESORTS WOR                                                    2,600                             2,600
TRIZEC HAHN CORP                                                                 8,400                             8,400
U.S. BANCORP                                                                     3,000                             3,000
UNIONBANCAL CORPORATION                                                                          155,100         155,100
UNITED HEALTHCARE CORP                                            5,900                          126,700         132,600
VORNADO REALTY TRUST                                                             1,500                             1,500
WASHINGTON MUTUAL  INC                                           23,100          2,000                            25,100
WELLPOINT HEALTH NETWORKS                                                        2,100                             2,100
WELLS FARGO & CO                                156,660                          4,193            57,800         218,653
XL CAPITAL LTD-CLASS A                                           20,700          4,090                            24,790
ZIONS BANCORPORATION                                                             1,300                             1,300



Manufacturing

3COM CORPORATION                                                                 1,100                             1,100
ABBOTT LABS                                                      31,600                                           31,600
ADC TELECOMMUNICATIONS INC                                                                        81,500          81,500
AGILENT TECHNOLOGIES INC                                                         1,200            28,986          30,186
ALCAN ALUMINUM LTD                                                               5,000                             5,000
ALCOA INC                                                                        7,560           111,400         118,960
ALLEGHENY TECHNOLOGIES INC                                                       1,200                             1,200
ALZA CORP                                                                        1,500                             1,500
AMERADA HESS CORP                                                17,000                                           17,000
AMERICAN HOME PRODUCTS CORP                                                        600                               600
AMGEN INC                                                                        3,250            80,800          84,050
ANALOG DEVICES INC.                                                                               82,900          82,900
ANHEUSER BUSCH INC                                                               2,100           162,600         164,700
APPLE COMPUTER INC                                                                                49,600          49,600
APPLIED MATLS                                    80,000                          2,900           129,200         212,100
APPLIED MICRO CIRCUITS CORP                                                                       11,600          11,600
ATMEL CORP                                                                                       116,900         116,900
AVENTIS -SPON ADR                                                                1,100                             1,100
AVON PRODUCTS INC                                40,000                          9,184                            49,184
BAKER HUGHES INC                                                                   800                               800
BAUSCH & LOMB INC                                                                                125,200         125,200
BAXTER INTERNATIONAL INC                         95,000                          4,400                            99,400
BECKMAN COULTER INC                                                                               29,100          29,100
BESTFOODS                                                        21,800          1,100           190,600         213,500
BIOGEN INC                                                                       3,050                             3,050
BIOMET INC                                      127,000                                                          127,000
BOEING CO                                        99,600          25,700          3,793           332,800         461,893
BOSTON SCIENTIFIC CORP                                           19,700                                           19,700
BP AMOCO PLC-ADR                                242,810                                          150,000         392,810
BRISTOL-MYERS SQUIBB CO                         150,000                          3,200           166,200         319,400
BRUNSWICK CORP                                                                                   227,400         227,400
CATERPILLAR INC                                                                  3,755                             3,755
CHEVRON CORP                                                      6,300                          119,200         125,500
CISCO SYSTEMS INC                                90,000                          7,400           456,200         553,600
CLOROX CO                                                                          500                               500
COCA COLA CO                                                                       700            19,700          20,400
COMPAQ COMPUTER CORP                            195,000          18,100          7,000                           220,100
COMVERSE TECH                                                                                     32,200          32,200
COOPER INDUSTRIES INC                                                              700                               700
CORNING INCORPORATED                                                                              21,100          21,100
DEERE & CO                                                                       9,500                             9,500

                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS
SCHWAB (CHARLES) CORP                                                               267,319                               267,319
SOVEREIGN BANCORP INC                                                                                3,552,188          3,552,188
STARWOOD HOTELS & RESORTS WOR                                                        84,013                                84,013
TRIZEC HAHN CORP                                                                    150,150                               150,150
U.S. BANCORP                                                                         57,750                                57,750
UNIONBANCAL CORPORATION                                                                              2,879,044          2,879,044
UNITED HEALTHCARE CORP                                             505,925                          10,864,525         11,370,450
VORNADO REALTY TRUST                                                                 52,125                                52,125
WASHINGTON MUTUAL  INC                                             667,013           57,750                               724,763
WELLPOINT HEALTH NETWORKS                                                           152,119                               152,119
WELLS FARGO & CO                                6,070,575                           162,479          2,239,750          8,472,804
XL CAPITAL LTD-CLASS A                                           1,120,388          221,371                             1,341,759
ZIONS BANCORPORATION                                                                 59,658                                59,658
                                            -------------     ------------     ------------     --------------     --------------

                                               53,551,368        6,563,956        5,483,474        230,548,616        296,147,414
                                            -------------     ------------     ------------     --------------     --------------

Manufacturing

3COM CORPORATION                                                                     63,388                                63,388
ABBOTT LABS                                                      1,408,175                                              1,408,175
ADC TELECOMMUNICATIONS INC                                                                           6,835,813          6,835,813
AGILENT TECHNOLOGIES INC                                                             88,500          2,137,718          2,226,218
ALCAN ALUMINUM LTD                                                                  155,000                               155,000
ALCOA INC                                                                           219,240          3,230,600          3,449,840
ALLEGHENY TECHNOLOGIES INC                                                           21,600                                21,600
ALZA CORP                                                                            88,688                                88,688
AMERADA HESS CORP                                                1,049,750                                              1,049,750
AMERICAN HOME PRODUCTS CORP                                                          35,250                                35,250
AMGEN INC                                                                           228,313          5,676,200          5,904,513
ANALOG DEVICES INC.                                                                                  6,300,400          6,300,400
ANHEUSER BUSCH INC                                                                  156,844         12,144,188         12,301,031
APPLE COMPUTER INC                                                                                   2,597,800          2,597,800
APPLIED MATLS                                   7,250,000                           262,813         11,708,750         19,221,563
APPLIED MICRO CIRCUITS CORP                                                                          1,145,500          1,145,500
ATMEL CORP                                                                                           4,310,688          4,310,688
AVENTIS -SPON ADR                                                                    79,819                                79,819
AVON PRODUCTS INC                               1,780,000                           408,688                             2,188,688
BAKER HUGHES INC                                                                     25,600                                25,600
BAUSCH & LOMB INC                                                                                    9,687,350          9,687,350
BAXTER INTERNATIONAL INC                        6,679,688                           309,375                             6,989,063
BECKMAN COULTER INC                                                                                  1,698,713          1,698,713
BESTFOODS                                                        1,509,650           76,175         13,199,050         14,784,875
BIOGEN INC                                                                          196,725                               196,725
BIOMET INC                                      4,881,563                                                               4,881,563
BOEING CO                                       4,164,525        1,074,581          158,595         13,915,200         19,312,901
BOSTON SCIENTIFIC CORP                                             432,169                                                432,169
BP AMOCO PLC-ADR                               13,733,940                                            8,484,375         22,218,315
BRISTOL-MYERS SQUIBB CO                         8,737,500                           186,400          9,681,150         18,605,050
BRUNSWICK CORP                                                                                       3,766,313          3,766,313
CATERPILLAR INC                                                                     127,201                               127,201
CHEVRON CORP                                                       534,319                          10,109,650         10,643,969
CISCO SYSTEMS INC                               5,720,625                           470,363         28,997,213         35,188,200
CLOROX CO                                                                            22,406                                22,406
COCA COLA CO                                                                         40,206          1,131,519          1,171,725
COMPAQ COMPUTER CORP                            4,984,688          462,681          178,938                             5,626,306
COMVERSE TECH                                                                                        2,994,600          2,994,600
COOPER INDUSTRIES INC                                                                22,794                                22,794
CORNING INCORPORATED                                                                                 5,694,363          5,694,363
DEERE & CO                                                                          351,500                               351,500

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS
DELL COMPUTER CORPORATION                                                        8,900                             8,900
DELPHI AUTOMOTIVE SYSTEMS                                        41,282                          253,600         294,882
DIAGEO PLC ADR                                                                   5,193                             5,193
DOVER CORP                                                                       3,793                             3,793
DOW CHEMICAL CO                                                                                  350,500         350,500
EASTMAN KODAK CO                                                 15,000                                           15,000
ECOLAB INC                                      250,000                                                          250,000
EI DUPONT DE NEMOURS & CO INC                    29,179                          2,900            60,200          92,279
ELI LILLY & CO                                                                   1,000           114,500         115,500
EMC CORP                                                                         1,000           108,400         109,400
EMERSON ELECTRIC CO                              50,000          15,400          3,306                            68,706
EXXON MOBIL CORPORATION                                                          3,916           365,165         369,081
FMC CORP                                                                                          43,200          43,200
FORD MOTOR CO                                                                      600           266,300         266,900
GATEWAY INC                                                                                       51,000          51,000
GENERAL ELECTRIC CO                             234,000                          2,700           640,500         877,200
GENERAL MILLS INC                                                16,500                                           16,500
GEORGIA PACIFIC (TIMBER GRP)                     75,000                                                           75,000
GEORGIA PACIFIC CORP                            170,000          20,300                                          190,300
GILLETTE CO                                     134,400                          4,350                           138,750
GRANT PRIDECO INC                                                                                164,800         164,800
H J HEINZ CO                                                                     1,400                             1,400
HEWLETT-PACKARD CO                                                               1,600            90,400          92,000
HONEYWELL INTERNATIONAL INC                     152,500                            900            77,437         230,837
HUBBELL INC CL B                                 70,400                                                           70,400
ILLINOIS TOOL WORKS INC                                                          2,800                             2,800
INGERSOLL RAND CO                                                15,900          2,525                            18,425
INTEL CORP                                       40,000                          5,450           232,800         278,250
INTERNATIONAL GAME TECH                                                                           61,300          61,300
INTERNATIONAL PAPER CO                                                                           180,700         180,700
INTL BUSINESS MACHINES CORP                     105,000                          1,720           130,800         237,520
INTUIT INC                                                                       1,700                             1,700
JDS UNIPHASE CORP                                                                1,050                             1,050
JOHNSON & JOHNSON                                                                                 69,900          69,900
JOHNSON CONTROLS INC                                                                              81,500          81,500
KIMBERLY CLARK CORP                                              13,200          3,400            66,000          82,600
LEAR CORP                                       140,000                          2,800                           142,800
LITTLEFUSE INC                                   35,000                                                           35,000
LOCKHEED MARTIN CORP                                                                             422,400         422,400
LSI LOGIC CORP                                                                                    53,200          53,200
LUCENT TECHNOLOGIES INC                                                          2,800            42,800          45,600
LYONDELL PETRO                                                                                   211,300         211,300
MATTEL INC                                                       56,800                                           56,800
MAXIM INTEGRATED PRODUCTS INC                                                    4,550                             4,550
MEDTRONIC INC                                                                    2,400                             2,400
MERCK & CO INC                                                   14,300                          155,800         170,100
MICROCHIP TECHNOLOGY                                                                             115,800         115,800
MINNESOTA MINING & MFG CO                                         9,600          4,142           130,300         144,042
MOTOROLA INC                                     45,000          12,900          1,560                            59,460
MYLAN LABORATORIES, INC                                                                          238,600         238,600
NABISCO HOLDINGS CORP                                            16,800                                           16,800
NEWS CORP LTD ADR                                                                1,400                             1,400
NIKE INC CL B                                                    25,100                                           25,100
NOKIA CORP ADR                                                                   4,500           112,400         116,900
NORTEL NETWORKS CORP                                                               700                               700
PACCAR INC                                                                                       137,100         137,100
PE CORP-PE BIOSYSTEMS GROUP                                                        300                               300
PEPSI BOTTLING GROUP                                                                             324,800         324,800
PEPSICO INC                                                      22,000                          262,800         284,800

                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS
DELL COMPUTER CORPORATION                                                           438,881                               438,881
DELPHI AUTOMOTIVE SYSTEMS                                          601,169                           3,693,050          4,294,219
DIAGEO PLC ADR                                                                      184,676                               184,676
DOVER CORP                                                                          153,854                               153,854
DOW CHEMICAL CO                                                                                     10,580,719         10,580,719
EASTMAN KODAK CO                                                   892,500                                                892,500
ECOLAB INC                                      9,765,625                                                               9,765,625
EI DUPONT DE NEMOURS & CO INC                   1,276,581                           126,875          2,633,750          4,037,206
ELI LILLY & CO                                                                       99,875         11,435,688         11,535,563
EMC CORP                                                                             76,938          8,340,025          8,416,963
EMERSON ELECTRIC CO                             3,018,750          929,775          199,600                             4,148,125
EXXON MOBIL CORPORATION                                                             307,406         28,665,453         28,972,859
FMC CORP                                                                                             2,505,600          2,505,600
FORD MOTOR CO                                                                        25,800         11,450,900         11,476,700
GATEWAY INC                                                                                          2,894,250          2,894,250
GENERAL ELECTRIC CO                            12,402,000                           143,100         33,946,500         46,491,600
GENERAL MILLS INC                                                  631,125                                                631,125
GEORGIA PACIFIC (TIMBER GRP)                    1,621,875                                                               1,621,875
GEORGIA PACIFIC CORP                            4,462,500          532,875                                              4,995,375
GILLETTE CO                                     4,695,600                           151,978                             4,847,578
GRANT PRIDECO INC                                                                                    4,120,000          4,120,000
H J HEINZ CO                                                                         61,250                                61,250
HEWLETT-PACKARD CO                                                                  199,800         11,288,700         11,488,500
HONEYWELL INTERNATIONAL INC                     5,137,344                            30,319          2,608,659          7,776,321
HUBBELL INC CL B                                1,795,200                                                               1,795,200
ILLINOIS TOOL WORKS INC                                                             159,600                               159,600
INGERSOLL RAND CO                                                  639,975          101,631                               741,606
INTEL CORP                                      5,347,500                           728,597         31,122,450         37,198,547
INTERNATIONAL GAME TECH                                                                              1,624,450          1,624,450
INTERNATIONAL PAPER CO                                                                               5,387,119          5,387,119
INTL BUSINESS MACHINES CORP                    11,504,063                           188,448         14,330,775         26,023,285
INTUIT INC                                                                           70,338                                70,338
JDS UNIPHASE CORP                                                                   125,869                               125,869
JOHNSON & JOHNSON                                                                                    7,121,063          7,121,063
JOHNSON CONTROLS INC                                                                                 4,181,969          4,181,969
KIMBERLY CLARK CORP                                                757,350          195,075          3,786,750          4,739,175
LEAR CORP                                       2,800,000                            56,000                             2,856,000
LITTLEFUSE INC                                  1,715,000                                                               1,715,000
LOCKHEED MARTIN CORP                                                                                10,480,800         10,480,800
LSI LOGIC CORP                                                                                       2,879,450          2,879,450
LUCENT TECHNOLOGIES INC                                                             165,900          2,535,900          2,701,800
LYONDELL PETRO                                                                                       3,539,275          3,539,275
MATTEL INC                                                         749,050                                                749,050
MAXIM INTEGRATED PRODUCTS INC                                                       309,116                               309,116
MEDTRONIC INC                                                                       119,550                               119,550
MERCK & CO INC                                                   1,095,738                          11,938,175         13,033,913
MICROCHIP TECHNOLOGY                                                                                 6,747,159          6,747,159
MINNESOTA MINING & MFG CO                                          792,000          341,715         10,749,750         11,883,465
MOTOROLA INC                                    1,307,813          374,906           45,338                             1,728,056
MYLAN LABORATORIES, INC                                                                              4,354,450          4,354,450
NABISCO HOLDINGS CORP                                              882,000                                                882,000
NEWS CORP LTD ADR                                                                    76,300                                76,300
NIKE INC CL B                                                      999,294                                                999,294
NOKIA CORP ADR                                                                      224,719          5,612,975          5,837,694
NORTEL NETWORKS CORP                                                                 47,775                                47,775
PACCAR INC                                                                                           5,441,156          5,441,156
PE CORP-PE BIOSYSTEMS GROUP                                                          19,763                                19,763
PEPSI BOTTLING GROUP                                                                                 9,480,100          9,480,100
PEPSICO INC                                                        977,625                          11,678,175         12,655,800

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS
PFIZER INC                                      316,250                          7,025           388,675         711,950
PHARMACIA CORPORATION                           149,500                          8,796                           158,296
PHILIP MORRIS CO INC                            203,000          48,600          2,800           280,400         534,800
PRAXAIR INC                                                      15,000                                           15,000
PROCTER & GAMBLE CO                              81,000          20,500          1,850           157,300         260,650
QUAKER OATS CO                                                                                   121,000         121,000
ROHM & HAAS CO                                                                   1,900                             1,900
ROYAL DUTCH PETRO-NY SHARES                                      17,600            700           254,300         272,600
SABRE HOLDINGS CORP                              36,132                          4,230                            40,362
SARA LEE CORP                                   144,000          72,100          6,300                           222,400
SCHERING-PLOUGH CORP                                             24,100          1,100            86,400         111,600
SEAGATE TECHNOLOGY INC                                                             600                               600
SEAGRAMS CO. LTD.                                                                1,000                             1,000
SHERWIN WILLIAMS CO                                              38,700                                           38,700
TELLABS INC                                                                        400                               400
TEMPLE INLAND INC                                                                1,000            24,700          25,700
TERADYNE INC                                                                                      62,400          62,400
TEXACO INC                                                       13,800                                           13,800
TEXAS INSTRUMENTS INC                                                              900            78,400          79,300
TEXTRON INC                                                                      2,600                             2,600
TOSCO CORP                                                                         800                               800
TRIBUNE CO                                      100,000                                                          100,000
TYCO INT'L LTD                                                                   3,600                             3,600
UNION CARBIDE CORP                              111,100                                                          111,100
UNITED TECHNOLOGIES CORP                                          7,700                          170,500         178,200
USG CORP NEW                                                                                      63,300          63,300
UST INC                                                                          4,200                             4,200
USX-MARATHON GROUP                                               34,300          4,800                            39,100
VISTEON CORP                                                                        75            33,288          33,363
WEATHERFORD INTERNATIONAL                                                                        164,800         164,800
WESTVACO CORP                                                                                    268,600         268,600
WEYERHAEUSER CO                                                                                   50,800          50,800
WHIRLPOOL CORP                                                                                    85,100          85,100
XEROX CORP                                                       34,400                                           34,400



Mining & Energy

ANADARKO PETROLEUM                                               19,100                                           19,100
APACHE CORP                                                                      2,800                             2,800
BURLINGTON RESOURCES INC                                                         7,500            76,000          83,500
COFLEXIP-SPONSORED ADR                                                                            23,270          23,270
CONOCO INC -CL B                                 61,421                          5,800                            67,221
CONOCO INC-CL A                                 104,800                          6,450                           111,250
DEVON ENERGY CORPORATION                                                         2,708                             2,708
DIAMOND OFFSHORE DRILLING                                        18,000                          195,800         213,800
ENRON CORP                                      115,000                                                          115,000
FALCON DRILLING COMPANY INC                                                                      521,800         521,800
GLOBAL MARINE INC                                                                1,100                             1,100
OCCIDENTAL PETROLEUM                                                             7,700                             7,700
PETROLEUM GEO SERVICES ADR                                                                       239,100         239,100
SCHLUMBERGER LTD                                                                                 161,900         161,900
TRANSOCEAN SEDCO FOREX INC                                                                        31,343          31,343






                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS
PFIZER INC                                     15,180,000                           337,200         18,656,400         34,173,600
PHARMACIA CORPORATION                           7,727,281                           454,643                             8,181,925
PHILIP MORRIS CO INC                            5,392,188        1,290,938           74,375          7,448,125         14,205,625
PRAXAIR INC                                                        561,563                                                561,563
PROCTER & GAMBLE CO                             4,637,250        1,173,625          105,913          9,005,425         14,922,213
QUAKER OATS CO                                                                                       9,090,125          9,090,125
ROHM & HAAS CO                                                                       65,550                                65,550
ROYAL DUTCH PETRO-NY SHARES                                      1,083,500           43,094         15,655,344         16,781,938
SABRE HOLDINGS CORP                             1,029,762                           120,555                             1,150,317
SARA LEE CORP                                   2,781,000        1,392,431          121,669                             4,295,100
SCHERING-PLOUGH CORP                                             1,217,050           55,550          4,363,200          5,635,800
SEAGATE TECHNOLOGY INC                                                               33,000                                33,000
SEAGRAMS CO. LTD.                                                                    58,000                                58,000
SHERWIN WILLIAMS CO                                                819,956                                                819,956
TELLABS INC                                                                          27,375                                27,375
TEMPLE INLAND INC                                                                    42,000          1,037,400          1,079,400
TERADYNE INC                                                                                         4,586,400          4,586,400
TEXACO INC                                                         734,850                                                734,850
TEXAS INSTRUMENTS INC                                                                61,819          5,385,100          5,446,919
TEXTRON INC                                                                         141,213                               141,213
TOSCO CORP                                                                           22,650                                22,650
TRIBUNE CO                                      3,500,000                                                               3,500,000
TYCO INT'L LTD                                                                      170,550                               170,550
UNION CARBIDE CORP                              5,499,450                                                               5,499,450
UNITED TECHNOLOGIES CORP                                           453,338                          10,038,188         10,491,525
USG CORP NEW                                                                                         1,922,738          1,922,738
UST INC                                                                              61,688                                61,688
USX-MARATHON GROUP                                                 859,644          120,300                               979,944
VISTEON CORP                                                                            909            403,611            404,520
WEATHERFORD INTERNATIONAL                                                                            6,561,100          6,561,100
WESTVACO CORP                                                                                        6,664,638          6,664,638
WEYERHAEUSER CO                                                                                      2,184,400          2,184,400
WHIRLPOOL CORP                                                                                       3,967,788          3,967,788
XEROX CORP                                                         713,800                                                713,800
                                            -------------     ------------     ------------     --------------     --------------

                                              170,529,308       27,627,400       11,268,551        559,572,362        768,997,621
                                            -------------     ------------     ------------     --------------     --------------

Mining & Energy

ANADARKO PETROLEUM                                                 941,869                                                941,869
APACHE CORP                                                                         164,675                               164,675
BURLINGTON RESOURCES INC                                                            286,875          2,907,000          3,193,875
COFLEXIP-SPONSORED ADR                                                                               1,407,835          1,407,835
CONOCO INC -CL B                                1,508,653                           142,463                             1,651,116
CONOCO INC-CL A                                 2,305,600                           141,900                             2,447,500
DEVON ENERGY CORPORATION                                                            152,156                               152,156
DIAMOND OFFSHORE DRILLING                                          632,250                           6,877,475          7,509,725
ENRON CORP                                      7,417,500                                                               7,417,500
FALCON DRILLING COMPANY INC                                                                         12,294,913         12,294,913
GLOBAL MARINE INC                                                                    31,006                                31,006
OCCIDENTAL PETROLEUM                                                                162,181                               162,181
PETROLEUM GEO SERVICES ADR                                                                           4,079,644          4,079,644
SCHLUMBERGER LTD                                                                                    12,081,788         12,081,788
TRANSOCEAN SEDCO FOREX INC                                                                           1,674,892          1,674,892
                                            -------------     ------------     ------------     --------------     --------------

                                               11,231,753        1,574,119        1,081,256         41,323,545         55,210,673
                                            -------------     ------------     ------------     --------------     --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS
Retail Trade

ALBERTSONS INC                                                   27,500                                           27,500
BEST BUY INC                                                                                     128,500         128,500
CIRCUIT CITY STORES INC                                                            600           100,700         101,300
COSTCO WHOLESALE CORP                                                            2,550                             2,550
CVS CORP                                                                                         159,200         159,200
DARDEN RESTURANTS INC                                                                            206,000         206,000
FEDERATED DEPT STORES INC NEW                    80,000          10,700          4,500                            95,200
HARCOURT GENERAL INC                                                             4,725                             4,725
HOME DEPOT INC                                                                   4,600            69,150          73,750
LIMITED INC                                                                      6,000                             6,000
MAY DEPARTMENT STORES CO                                                         5,214                             5,214
MCDONALDS CORP                                                   18,700          5,112                            23,812
NORDSTROM INC                                                    23,100                                           23,100
RADIOSHACK CORP                                                                                   93,700          93,700
SAFEWAY INC                                                                      2,400                             2,400
TARGET CORP                                                                        600            61,400          62,000
TIFFANY & CO                                                                     1,300                             1,300
TJX COMPANIES, INC                              252,800                          1,400                           254,200
WALGREEN CO                                     280,000                                                          280,000
WAL-MART STORES INC                             150,000                          3,150           150,700         303,850



Services

ADOBE SYSTEMS INC                                                                                 73,500          73,500
AMERICA ONLINE INC                                                               1,200           113,000         114,200
AUTOMATIC DATA PROCESSING INC                                                                    105,600         105,600
CENDANT CORP                                                                     2,100                             2,100
CHECK POINT  SOFTWARE TECH                                                                         5,700           5,700
CITRIX SYS INC                                                                     500                               500
COMPUTER ASSOCIATES INT'L INC                                                   11,423                            11,423
DUN & BRADSTREET CORP                                                                            214,800         214,800
ELECTRONIC DATA SYSTEMS CORP                                                       900                               900
FIRST DATA CORP                                                  19,100                          129,600         148,700
GENENTECH INC                                                                      800                               800
HARRAH'S ENTERTAINMENT INC                                                                        88,500          88,500
HERTZ CORP-CL A                                  60,000                                                           60,000
INTERPUBLIC GROUP COS INC                       121,200                                                          121,200
MANPOWER                                                                                         128,600         128,600
MICROSOFT CORP                                                                   4,250           158,700         162,950
NETWORK APPLIANCE INC                                                                             15,400          15,400
NEWS CORP LTD-SPONS ADR PRF                                                      4,548                             4,548
ORACLE CORP                                                                        600           148,400         149,000
PARAMETRIC TECHNOLOGY CORP                                                       6,400                             6,400
PAYCHEX INC                                                                      6,150                             6,150
PIXAR INC                                                                        2,200                             2,200
SENSORMATIC ELECTRONICS CORP                                                     1,600                             1,600
SIEBEL SYSTEMS INC                                                               2,650                             2,650
SUN MICROSYSTEMS  INC                                                            1,600           123,800         125,400
SYNOPSYS INC                                                                     1,900                             1,900
TIME WARNER INC                                                                  2,200            16,400          18,600
USA NETWORKS INC                                                                                 101,500         101,500
WALT DISNEY PRODUCTIONS                                          20,300          3,600           155,500         179,400





                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS
Retail Trade

ALBERTSONS INC                                                     914,375                                                914,375
BEST BUY INC                                                                                         8,127,625          8,127,625
CIRCUIT CITY STORES INC                                                              19,913          3,341,981          3,361,894
COSTCO WHOLESALE CORP                                                                84,150                                84,150
CVS CORP                                                                                             6,368,000          6,368,000
DARDEN RESTURANTS INC                                                                                3,347,500          3,347,500
FEDERATED DEPT STORES INC NEW                   2,700,000          361,125          151,875                             3,213,000
HARCOURT GENERAL INC                                                                256,922                               256,922
HOME DEPOT INC                                                                      229,713          3,453,178          3,682,891
LIMITED INC                                                                         129,750                               129,750
MAY DEPARTMENT STORES CO                                                            125,136                               125,136
MCDONALDS CORP                                                     615,931          168,377                               784,308
NORDSTROM INC                                                      557,288                                                557,288
RADIOSHACK CORP                                                                                      4,439,038          4,439,038
SAFEWAY INC                                                                         108,300                               108,300
TARGET CORP                                                                          34,800          3,561,200          3,596,000
TIFFANY & CO                                                                         87,750                                87,750
TJX COMPANIES, INC                              4,740,000                            26,250                             4,766,250
WALGREEN CO                                     9,012,500                                                               9,012,500
WAL-MART STORES INC                             8,643,750                           181,519          8,684,088         17,509,356
                                            -------------     ------------     ------------     --------------     --------------

                                               25,096,250        2,448,719        1,604,453         41,322,609         70,472,031
                                            -------------     ------------     ------------     --------------     --------------

Services

ADOBE SYSTEMS INC                                                                                    9,555,000          9,555,000
AMERICA ONLINE INC                                                                   63,300          5,960,750          6,024,050
AUTOMATIC DATA PROCESSING INC                                                                        5,656,200          5,656,200
CENDANT CORP                                                                         29,400                                29,400
CHECK POINT  SOFTWARE TECH                                                                           1,206,975          1,206,975
CITRIX SYS INC                                                                        9,469                                 9,469
COMPUTER ASSOCIATES INT'L INC                                                       584,715                               584,715
DUN & BRADSTREET CORP                                                                                6,148,650          6,148,650
ELECTRONIC DATA SYSTEMS CORP                                                         37,125                                37,125
FIRST DATA CORP                                                    947,838                           6,431,400          7,379,238
GENENTECH INC                                                                       137,600                               137,600
HARRAH'S ENTERTAINMENT INC                                                                           1,852,969          1,852,969
HERTZ CORP-CL A                                 1,683,750                                                               1,683,750
INTERPUBLIC GROUP COS INC                       5,211,600                                                               5,211,600
MANPOWER                                                                                             4,115,200          4,115,200
MICROSOFT CORP                                                                      340,000         12,696,000         13,036,000
NETWORK APPLIANCE INC                                                                                1,239,700          1,239,700
NEWS CORP LTD-SPONS ADR PRF                                                         216,030                               216,030
ORACLE CORP                                                                          50,438         12,474,875         12,525,313
PARAMETRIC TECHNOLOGY CORP                                                           70,400                                70,400
PAYCHEX INC                                                                         258,300                               258,300
PIXAR INC                                                                            77,550                                77,550
SENSORMATIC ELECTRONICS CORP                                                         25,300                                25,300
SIEBEL SYSTEMS INC                                                                  433,441                               433,441
SUN MICROSYSTEMS  INC                                                               145,500         11,258,063         11,403,563
SYNOPSYS INC                                                                         65,669                                65,669
TIME WARNER INC                                                                     167,200          1,246,400          1,413,600
USA NETWORKS INC                                                                                     2,194,938          2,194,938
WALT DISNEY PRODUCTIONS                                            787,894          139,725          6,035,344          6,962,963
                                            -------------     ------------     ------------     --------------     --------------

                                                6,895,350        1,735,731        2,851,160         88,072,463         99,554,704
                                            -------------     ------------     ------------     --------------     --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS
Transportation, Communications,
 Electric, Gas and Sanitary Services

A T & T CORP                                     65,333          26,600          4,100           348,100         444,133
ALLEGIANCE TELECOM INC                                                             250                               250
AMFM INC                                                                         3,500                             3,500
AMR CORP                                         50,000                          4,000                            54,000
AT & T WIRELESS CORP                                                                             178,200         178,200
AT&T CORP-LIBERTY MEDIA A                                                        3,600                             3,600
BELL ATLANTIC CORP                              190,320                          2,400           122,600         315,320
BELLSOUTH CORP                                                                                   147,300         147,300
BURLINGTON NORTH SANTA FE CORP                  200,000                          6,647                           206,647
CABLEVISION SYSTEMS CL-A                                                         1,200                             1,200
CARNIVAL CORP-CL A                                                               4,200                             4,200
CHRIS-CRAFT INDUSTIRES INC                                                                        61,800          61,800
COLUMBIA ENERGY GROUP                                                              700                               700
COMCAST CORP-SPECIAL CL A                        30,000                            500            46,500          77,000
CONTINENTAL AIRLINES CL B                       160,000                                                          160,000
COX COMMUNICATIONS INC-CL A                                                      2,150                             2,150
CSX CORP                                                                         2,500                             2,500
DELTA AIR LINES INC                                                              3,000            79,600          82,600
DTE ENERGY CO                                                                      800                               800
DUKE ENERGY                                                                                       60,100          60,100
DYNEGY INC                                                                         400                               400
EDISON INTERNATIONAL                                                                             235,700         235,700
EL PASO ENERGY CORP                                                              6,200                             6,200
ENTERGY CORP                                                     18,600                          252,400         271,000
FLORIDA PROGRESS CORP                                                            2,000                             2,000
GLOBAL CROSSING LTD                                                              1,000                             1,000
GTE CORP                                                                         2,950           201,400         204,350
KANSAS CITY SOUTHN INDS INC                     131,900                          3,750                           135,650
LEVEL 3 COMMUNICATIONS                                                             250                               250
P G & E CORP                                                     10,700            900           116,000         127,600
PECO ENERGY CO                                                                   4,100                             4,100
PMC-SIERRA INC                                                                                    16,800          16,800
QWEST COMMUNICATIONS INTL                                                          500                               500
RELIANT ENERGY INC                                                               5,400                             5,400
RF MICRO DEVICES INC                                                                              47,400          47,400
SBC COMMUNICATIONS INC                                                           9,959           409,400         419,359
SOUTHERN CO                                                      24,800                                           24,800
SOUTHWEST AIRLINES CO                                                            8,650                             8,650
SPRINT CORP (FON GROUP)                                                          3,253           189,200         192,453
SPRINT CORP PCS                                                                    500                               500
TELEPHONE & DATA                                                                                  24,300          24,300
TIDEWATER INC                                                    14,900                                           14,900
TXU CORP                                                                                         164,500         164,500
UAL INC                                                                                           56,000          56,000
UNICOM CORPORATION                                                                               160,400         160,400
UNION PACIFIC CORP                                               11,300          1,400           137,900         150,600
UNITED PARCEL SERVICE-CL B                                                       2,300                             2,300
US CELLULAR CORP                                                                                  29,700          29,700
WASTE MANAGEMENT INC                                                             1,200                             1,200
WILLIAMS COMPANIES INC                                                           1,900                             1,900
WORLDCOM INC                                                     16,600          5,200                            21,800




Wholesale Trade

SYSCO CORP                                                                                       182,600         182,600

Total Common Stocks


                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS
Transportation, Communications,
 Electric, Gas and Sanitary Services

A T & T CORP                                    2,066,156          841,225          129,663         11,008,663         14,045,706
ALLEGIANCE TELECOM INC                                                               16,000                                16,000
AMFM INC                                                                            241,500                               241,500
AMR CORP                                        1,321,875                           105,750                             1,427,625
AT & T WIRELESS CORP                                                                                 4,967,325          4,967,325
AT&T CORP-LIBERTY MEDIA A                                                            87,300                                87,300
BELL ATLANTIC CORP                              9,670,635                           121,950          6,229,613         16,022,198
BELLSOUTH CORP                                                                                       6,278,663          6,278,663
BURLINGTON NORTH SANTA FE CORP                  4,587,500                           152,466                             4,739,966
CABLEVISION SYSTEMS CL-A                                                             81,450                                81,450
CARNIVAL CORP-CL A                                                                   81,900                                81,900
CHRIS-CRAFT INDUSTIRES INC                                                                           4,082,663          4,082,663
COLUMBIA ENERGY GROUP                                                                45,938                                45,938
COMCAST CORP-SPECIAL CL A                       1,215,000                            20,250          1,883,250          3,118,500
CONTINENTAL AIRLINES CL B                       7,520,000                                                               7,520,000
COX COMMUNICATIONS INC-CL A                                                          97,959                                97,959
CSX CORP                                                                             52,969                                52,969
DELTA AIR LINES INC                                                                 151,688          4,024,775          4,176,463
DTE ENERGY CO                                                                        24,450                                24,450
DUKE ENERGY                                                                                          3,388,138          3,388,138
DYNEGY INC                                                                           27,325                                27,325
EDISON INTERNATIONAL                                                                                 4,831,850          4,831,850
EL PASO ENERGY CORP                                                                 315,813                               315,813
ENTERGY CORP                                                       505,688                           6,862,125          7,367,813
FLORIDA PROGRESS CORP                                                                93,750                                93,750
GLOBAL CROSSING LTD                                                                  26,313                                26,313
GTE CORP                                                                            183,638         12,537,150         12,720,788
KANSAS CITY SOUTHN INDS INC                    11,697,881                           332,578                            12,030,459
LEVEL 3 COMMUNICATIONS                                                               22,000                                22,000
P G & E CORP                                                       263,488           22,163          2,856,500          3,142,150
PECO ENERGY CO                                                                      165,281                               165,281
PMC-SIERRA INC                                                                                       2,985,150          2,985,150
QWEST COMMUNICATIONS INTL                                                            24,844                                24,844
RELIANT ENERGY INC                                                                  159,638                               159,638
RF MICRO DEVICES INC                                                                                 4,153,425          4,153,425
SBC COMMUNICATIONS INC                                                              430,727         17,706,550         18,137,277
SOUTHERN CO                                                        578,150                                                578,150
SOUTHWEST AIRLINES CO                                                               163,809                               163,809
SPRINT CORP (FON GROUP)                                                             165,903          9,649,200          9,815,103
SPRINT CORP PCS                                                                      29,750                                29,750
TELEPHONE & DATA                                                                                     2,436,075          2,436,075
TIDEWATER INC                                                      536,400                                                536,400
TXU CORP                                                                                             4,852,750          4,852,750
UAL INC                                                                                              3,258,500          3,258,500
UNICOM CORPORATION                                                                                   6,205,475          6,205,475
UNION PACIFIC CORP                                                 420,219           52,063          5,128,156          5,600,438
UNITED PARCEL SERVICE-CL B                                                          135,700                               135,700
US CELLULAR CORP                                                                                     1,871,100          1,871,100
WASTE MANAGEMENT INC                                                                 22,800                                22,800
WILLIAMS COMPANIES INC                                                               79,206                                79,206
WORLDCOM INC                                                       761,526          238,550                             1,000,076
                                            -------------     ------------     ------------     --------------     --------------

                                               38,079,047        3,906,695        4,103,080        127,197,094        173,285,916
                                            -------------     ------------     ------------     --------------     --------------

Wholesale Trade

SYSCO CORP                                                                                           7,692,025          7,692,025
                                                                                                --------------     --------------

Total Common Stocks                           305,383,077       43,856,620       26,532,356      1,099,613,570      1,475,385,624
                                            -------------     ------------     ------------     --------------     --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                             LIBERTY
                                            SR&F GROWTH                      ALL-STAR          LIBERTY
                                             & INCOME         LIBERTY        GROWTH &         GROWTH &        PRO FORMA
                                             PORTFOLIO       VALUE FUND     INCOME FUND        INCOME         COMBINED
                                              SHARES           SHARES         SHARES         FUND SHARES       SHARES

COMMON STOCKS

CASH EQUIVALENTS                                Par             Par             Par              Par              Par

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000     $ 2,130,000                                                      $ 2,130,000
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                              $ 1,567,000      $ 972,000      $ 25,932,000      28,471,000

Total Cash Equivalents

TOTAL INVESTMENTS
  (COST OF $157,157,695, $43,810,733,
  $25,098,509, $976,414,426 AND
  $1,202,481,363, RESPECTIVELY)


                                                                                 LIBERTY
                                            SR&F GROWTH &                        ALL-STAR
                                               INCOME           LIBERTY          GROWTH &       LIBERTY GROWTH       PRO FORMA
                                              PORTFOLIO        VALUE FUND      INCOME FUND      & INCOME FUND         COMBINED
                                            MARKET VALUE      MARKET VALUE     MARKET VALUE      MARKET VALUE       MARKET VALUE

COMMON STOCKS

CASH EQUIVALENTS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000         2,129,178                                                               2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                   1,567,000          972,000         25,932,000         28,471,000
                                            -------------     ------------     ------------     --------------     --------------

Total Cash Equivalents                          2,129,178        1,567,000          972,000         25,932,000         30,600,178
                                            -------------     ------------     ------------     --------------     --------------

TOTAL INVESTMENTS
  (COST OF $157,157,695, $43,810,733,
  $25,098,509, $976,414,426 AND
  $1,202,481,363, RESPECTIVELY)             $ 307,512,255     $ 45,423,620     $ 27,504,356     $1,125,545,570     $1,505,985,801
                                            =============     ============     ============     ==============     ==============

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                              SR&F           Liberty Value        Liberty       Liberty All-Star
                                         Growth & Income     Opportunities         Value        Growth & Income
                                            Portfolio             Fund             Fund              Fund

Investments, at value                     $ 307,512,255      $ 308,179,637      $45,423,620       $ 27,504,356
Cash                                              3,884                  -              342              4,096
Receivable for investments sold                       -                  -                -                  -
Payable for investments purchased                     -                  -                -                  -
Other assets less other liabilities             837,077           (351,328)          18,463                621

Net assets                                $ 308,353,216      $ 307,828,309      $45,442,425       $ 27,509,073


Class A:
Net assets                                                   $     259,166      $10,441,098       $  4,299,897
Shares outstanding                                                   9,814          920,529            368,742
Net asset value                                              $       26.41      $     11.34       $      11.66

Class B:
Net assets                                                   $   1,269,238      $19,380,181       $ 16,346,839
Shares outstanding                                                  48,240        1,714,187          1,415,688
Net asset value                                              $       26.31      $     11.31       $      11.55

Class C:
Net assets                                                   $      75,057      $ 1,934,018       $  4,524,072
Shares outstanding                                                   2,853          171,022            391,868
Net asset value                                              $       26.31      $     11.31       $      11.54

Class Z:
Net assets                                                   $       1,004      $13,687,128       $  2,338,265
Shares outstanding                                                      38        1,206,557            199,907
Net asset value                                              $       26.42      $     11.34       $      11.70

Class S:
Net assets                                                   $ 306,223,844
Shares outstanding                                              11,601,266
Net asset value                                              $       26.40

                                            Liberty
                                         Growth & Income       Pro Forma              Pro Forma
                                              Fund            Adjustments             Combined

Investments, at value                    $ 1,125,545,570     $(308,179,637)(a)     $1,505,985,801
Cash                                                 176                 -                  8,498
Receivable for investments sold                        -                 -                      -
Payable for investments purchased                      -                 -                      -
Other assets less other liabilities           35,737,174          (598,356)(b)         35,643,651

Net assets                               $ 1,161,282,920     $(308,777,993)        $1,541,637,950


Class A:
Net assets                               $   309,356,714           (88,871)        $  324,268,004
Shares outstanding                            15,017,711          (575,631)        $   15,741,165
Net asset value                          $         20.60                           $        20.60

Class B:
Net assets                               $   822,643,366          (236,071)        $  859,403,553
Shares outstanding                            41,382,562        (1,331,122)        $   43,229,555
Net asset value                          $         19.88                                   19.88

Class C:
Net assets                               $    29,281,763           (14,477)        $   35,800,433
Shares outstanding                             1,465,147          (239,972)        $    1,790,918
Net asset value                          $         19.99                           $        19.99

Class Z:
Net assets                               $         1,077           (13,961)        $   16,013,513
Shares outstanding                                    52          (633,328)        $      773,226
Net asset value                          $         20.71                           $        20.71

Class S:
Net assets                                                         (71,396)        $  306,152,448
Shares outstanding                                               3,185,013 (c)     $   14,786,279
Net asset value                                                                    $        20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.
(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $71,770, and $281,253 to be borne by Liberty Value Opportunities Fund, and Liberty Growth & Income Fund respectively.
(c) - Liberty Value Opportunities Fund shares are exchanged for new Class S shares of Liberty Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                                                        LIBERTY                           LIBERTY
                                                                      SRF GROWTH         VALUE                           ALL-STAR
                                                                       & INCOME       OPPORTUNITIES       LIBERTY         GROWTH &
                                                                       PORTFOLIO          FUND           VALUE FUND       INCOME
                                                                      -------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                               4,456,261       4,451,174           852,965        268,398
Interest                                                                1,058,561       1,056,847            46,028         37,185
                                                                      -----------      ----------        ----------      ---------
   Total investment income                                              5,514,823       5,508,021           898,993        305,583

EXPENSES
Management fee                                                          2,190,101               -           356,825        132,571
Administration fee                                                              -         545,843                 -         44,190
Service fee - Class A, B, C                                                     -             866            80,902         49,748
Distribution fee - Class A                                                      -              23                 -              -
Distribution fee - Class B                                                      -           2,118           144,648         95,935
Distribution fee - Class C                                                      -             130            11,951         27,559
Transfer agent fee - Class A, B, C, Z                                           -             819                 -              -
Transfer agent fee - Class S                                                    -         799,640                 -              -
Transfer agent fee                                                          6,000               -            94,869         46,431
Bookkeeping fee                                                            32,875          32,847            27,000         27,000
Trustees fee                                                               17,578           9,169             7,463         12,950
Expenses allocated
 from SRF Growth & Income Portfolio                                             -       2,271,293                 -              -
All other expenses                                                         27,280         269,696           129,672        221,950
                                                                      -----------      ----------        ----------      ---------
   Total operating expenses                                             2,273,834       3,932,444           853,330        658,334
                                                                      -----------      ----------        ----------      ---------
Expense reimbursement                                                           -               -          (281,305)      (208,902)
                                                                      -----------      ----------        ----------      ---------
   Net Expenses                                                         2,273,834       3,932,444           572,025        449,432

NET INVESTMENT INCOME (LOSS)                                            3,240,989       1,575,577           326,968       (143,849)

NET REALIZED & UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
 Investments                                                           32,232,665      32,215,860        (5,244,334)      (118,211)
 Closed futures contracts                                                 748,773         693,167                 -              -
 Foreign currency transactions                                             (1,375)           (749)                -              -
                                                                      -----------      ----------        ----------      ---------
    Net Realized Gain (Loss)                                           32,980,063      32,908,278        (5,244,334)      (118,211)
Change in net unrealized appreciation/depreciation
 during the period on investments                                      63,450,655      63,542,407        (1,924,598)     1,816,980
                                                                      -----------      ----------        ----------      ---------
      Net Gain (Loss)                                                  96,430,719      96,450,685        (7,168,932)     1,698,769
                                                                      -----------      ----------        ----------      ---------
Increase (Decrease) in Net Assets from Operations                      99,671,708      98,026,261        (6,841,963)     1,554,920


                                                                         LIBERTY
                                                                         GROWTH &       PRO FORMA          PRO FORMA
                                                                       INCOME FUND     ADJUSTMENTS          COMBINED
                                                                      ------------------------------------------------

INVESTMENT INCOME
Dividends                                                               15,573,131      (4,456,261)(c)      21,145,668    21,145,668
Interest                                                                 1,966,931      (1,058,561)(c)       3,106,991
                                                                      ------------     -----------        ------------
   Total investment income                                              17,540,062      (5,514,823)         24,252,658

EXPENSES
Management fee                                                           9,452,952       2,094,167 (a)      12,036,515
Administration fee                                                               -        (590,033)(a)               -
Service fee - Class A, B, C                                              3,099,842               - (a)       3,231,358
Distribution fee - Class A                                                       -             (23)(a)               -
Distribution fee - Class B                                               6,593,089               - (a)       6,835,790
Distribution fee - Class C                                                 244,861               - (a)         284,501
Transfer agent fee - Class A, B, C, Z                                            -            (819)(a)               -
Transfer agent fee - Class S                                                     -        (799,640)(a)               -
Transfer agent fee                                                       2,728,605         458,873 (e)       3,328,778
Bookkeeping fee                                                            420,040          20,801 (a)         527,688
Trustees fee                                                                56,473         (26,781)(b)          59,274
Expenses allocated                                                                                                   -
 from SRF Growth & Income Portfolio                                              -      (2,271,293)(c)               -
All other expenses                                                       1,052,407        (594,725)(d)       1,079,000
                                                                      ------------     -----------        ------------
   Total operating expenses                                             23,648,269      (1,709,473)         27,382,904
                                                                      ------------     -----------        ------------
Expense reimbursement                                                            -         490,207 (a)               -
                                                                      ------------     -----------        ------------
   Net Expenses                                                         23,648,269      (1,219,266)         27,382,904

NET INVESTMENT INCOME (LOSS)                                            (6,108,207)      1,219,266          (3,130,246)

NET REALIZED & UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
 Investments                                                           183,532,200     (32,232,665)(c)     210,385,514
 Closed futures contracts                                                        -        (748,773)(c)         693,167
 Foreign currency transactions                                                   -           1,375 (c)            (749)
                                                                      ------------                        ------------
    Net Realized Gain (Loss)                                           183,532,200     (32,980,063)        211,077,932
Change in net unrealized appreciation/depreciation
 during the period on investments                                     (170,105,574)    (63,450,655)(c)    (106,670,785)
                                                                      ------------     -----------        ------------
      Net Gain (Loss)                                                   13,426,626     (96,430,719)        104,407,148
                                                                      ------------     -----------        ------------
Increase (Decrease) in Net Assets from Operations                        7,318,419       1,219,266         101,276,902


(a) Based on the contract in effect for the surviving fund.
(b) Based on trustee compensation plan for the surviving fund.
(c) Due to elimination of master/feeder structure.
(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for Liberty Growth & Income Fund effective January 1, 2000. The pro forma combined Transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

                             LIBERTY FUNDS TRUST VI

                        LIBERTY NEWPORT ASIA PACIFIC FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 8, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Newport Tiger Cub Fund Class A, B and C shares and the Stein Roe Small Cap Tiger Fund Class S shares (together, the "Acquired Fund"), a series of Liberty Funds Trust II, by the Liberty Newport Asia Pacific Fund (the "Acquiring Fund"), a series of Liberty Funds Trust VI.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 8, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111 or by calling 1-800-426-3750.

                                TABLE OF CONTENTS

I.       Additional Information about the Acquiring Fund..............

II.      Additional Information about the Acquired Funds..............

III.     Financial Statements.........................................

I.       ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND.

         Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (filed on October 18, 1999) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

II.      ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.

         Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement Form N-1A (filed on December 22, 1999) of Liberty Funds Trust II (Registration Nos. 2-66976 and 811-3009).

III.     FINANCIAL STATEMENTS.

         This SAI is accompanied by the Annual Report for the year ended June 30, 2000 of the Acquiring Fund and the Semi-Annual Report for the six months ended February 29, 2000 and the Annual Report for the year ended August 31, 1999 of the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2000 (Unaudited)

Stein Roe Small Cap Tiger Fund merges into Liberty Newport Asia Pacific Fund

                                                STEIN ROE          LIBERTY
                                                SMALL CAP        NEWPORT ASIA
                                                  TIGER            PACIFIC                PRO FORMA           PRO FORMA
                                                  FUND              FUND                 ADJUSTMENTS          COMBINED
                                              ------------       ------------            -----------        ------------
Investments, at market value                  $ 12,945,519       $ 19,036,449                               $ 31,981,968
Cash                                                    --                 --                                         --
Receivable for investments sold                         --                 --                                         --
Payable for investments purchased .                     --                 --                                         --
Other assets less other liabilities                 66,876            370,234             (59,353)(a)            377,757

     Net assets                               $ 13,012,395       $ 19,406,683                               $ 32,359,725

Class A
Net assets                                    $  4,897,892       $ 10,205,355             (26,500)          $ 15,076,747
Shares outstanding                                 527,298            415,705            (327,877)               615,126
Net asset value                               $       9.29       $      24.55                               $      24.51

Class B
Net assets                                    $  6,979,125       $  5,832,909             (25,272)          $ 12,786,762
Shares outstanding                                 775,216            240,066            (488,210)               527,072
Net asset value                               $       9.00       $      24.30                               $      24.26

Class C
Net assets                                    $    905,753       $  1,383,496              (4,178)          $  2,285,071
Shares outstanding                                 100,390             56,997             (63,118)                94,269
Net asset value                               $       9.02       $      24.27                               $      24.24

Class S
Net assets                                    $    229,625                                   (556)          $    229,069
Shares outstanding                                  24,608                                (15,277)                 9,331
Net asset value                               $       9.33                                                  $      24.55

Net Assets - Class Z                                             $  1,984,923              (2,846)          $  1,982,077
Shares - Class Z                                                       80,730                   0                 80,730
Net asset value per share - Class Z                              $      24.59                               $      24.55


(a) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization of $31,525 and $27,828 to be borne by Stein Roe Small Cap Tiger Fund and Liberty Newport Asia Pacific Fund respectively.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                                               LIBERTY NEWPORT
                                                            STEIN ROE SMALL     ASIA PACIFIC          PRO FORMA          PRO FORMA
                                                             CAP TIGER FUND         FUND             ADJUSTMENTS         COMBINED
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                        325,886           153,566                --              479,452
Interest                                                          40,869            58,040                --               98,909
                                                               ---------         ---------          --------            ---------
   Total investment income                                       366,755           211,607                --              578,361

EXPENSES
Management fee                                                   158,391           140,737           (20,659)(a)          278,469
Administration fee                                                34,433            35,184                -- (a)           69,617
Service fee - Class A, B, C                                       34,278            30,798                -- (a)           65,076
Distribution fee - Class B                                        55,784            26,808                -- (a)           82,592
Distribution fee - Class C                                         7,552             6,918                -- (a)           14,470
Transfer agent fee                                                33,229            34,941             3,034 (b)           71,204
Bookkeeping fee                                                   27,000            27,000           (27,000)(a)           27,000
Trustees fee                                                       5,898             6,271            (6,819)(c)            5,350
All other expenses                                               167,497           158,210          (167,207)(d)          158,500
                                                               ---------         ---------          --------            ---------
   Total operating expenses                                      524,062           466,867          (218,651)             772,278
                                                               ---------         ---------          --------            ---------
Expense reimbursement                                           (150,985)         (134,943)          204,878 (e)          (81,050)
                                                               ---------         ---------          --------            ---------
   Net Expenses                                                  373,077           331,924           (13,773)             691,228

NET INVESTMENT LOSS                                               (6,322)         (120,317)           13,773             (112,867)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on:
 Investments                                                   1,633,995           453,115                --            2,087,110
 Foreign currency transactions                                   (10,803)          (42,669)               --              (53,471)
                                                               ---------         ---------          --------            ---------
    Net Realized Gain                                          1,623,193           410,446                --            2,033,638
Change in net unrealized appreciation/depreciation
 during the period on:
 Investments                                                    (410,614)        2,323,797                --            1,913,182
 Foreign currency transactions                                    (3,039)              443                --               (2,596)
                                                               ---------         ---------          --------            ---------
    Net Change in Unrealized Appreciation/Depreciation          (413,653)        2,324,240                --            1,910,586
                                                               ---------         ---------          --------            ---------
      Net Gain                                                 1,209,539         2,734,685                --            3,944,225
                                                               ---------         ---------          --------            ---------
Increase in Net Assets from Operations                         1,203,217         2,614,368            13,773            3,831,358


(a) Based on the contract in effect for the surviving Fund.
(b) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for the Asia Pacific Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.
(c) Based on trustee compensation plan for the surviving Fund.
(d) Decrease due to the elimination of duplicative expenses achieved by merging the Funds.
(e) Based on the voluntary expense limitation currently in effect for the surviving Fund.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                          STEIN ROE
JUNE 30, 2000                                                                           SMALL CAP TIGER FUND
                                                                                   ------------------------------

                                                                    COUNTRY          SHARES              VALUE
COMMON STOCK - 94.0%

CONSTRUCTION - 0.7%
      SPECIAL TRADE CONTRACTORS - 0.7%
          Zhejaing Expressway Co. Ltd.                                 HK          1,000,000            $ 170,609

      FINANCE, INSURANCE
      AND REAL ESTATE 17.8%

      DEPOSITORY INSTITUTIONS - 5.9%
          Commonwealth Bank of Australia                               Au
          DBS Bank Ltd.                                                Si
          Hang Seng Bank Ltd.                                          HK             25,000              237,313
          HSBC Holdings PLC                                            HK
          Overseas-Chinese Banking Corp. Ltd.                          Si
          Suruga Bank, Ltd.                                            Ja
                                                                                                        ---------
                                                                                                          237,313
      FINANCIAL SERVICES  - 0.1%
          Aeon Credit Service Ltd.                                     Ja

      HOLDING COMPANIES - 4.6%
          Citic Pacific Ltd.                                           HK
          Dickson Concepts International Ltd.                          HK            500,000              455,385
          Hutchison Whampoa Ltd.                                       HK
          Singapore Tech Engineering Ltd.                              Si
                                                                                                        ---------
                                                                                                          455,385
      INSURANCE CARRIERS - 0.6%
          Thai Reinsurance Co Ltd.                                     Th            239,850              208,060

      NONDEPOSITORY CREDIT INSTITUTIONS - 1.5%
          Acom Co., Ltd.                                               Ja
          Aiful Corporation                                            Ja
          Takefuji Corp.                                               Ja

      REAL ESTATE - 5.1%
          Cheung Kong Holdings Ltd.                                    HK             25,000              276,598
          City Developments Ltd.                                       Si             54,000              209,333
          HKR International Ltd.                                       HK            349,200              139,983
          Sun Hung Kai Properties Ltd.                                 HK             29,000              208,323
                                                                                                        ---------
                                                                                                          834,237
MANUFACTURING - 27.1%
      CHEMICALS & ALLIED PRODUCTS - 1.2%
          Takeda Chemical Industries Ltd.                              Ja

      COMMUNICATIONS EQUIPMENT - 3.2%
          AsiaInfo Holdings, Inc.(a)                                                   3,000              134,063
          Matsushita Communication Industrial Co.                      Ja
          Sony Corp.                                                   Ja
                                                                                                        ---------
                                                                                                          134,063
      ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%
          Yamaichi Electronics Co., Ltd.                               Ja
          Yokowo Co., Ltd.                                             Ja

      ELECTRONIC COMPONENTS - 6.6%
          Kyocera Corp.                                                Ja
          Murata Manufacturing Co., Ltd.                               Ja
          Rohm Company Ltd.                                            Ja
          Samsung Electronics                                          Ko
          TCL International Holdings                                   HK            500,000              182,795
          Tokyo Denpa Co. Ltd.                                         Ja
          United Microelectronics Corp., Ltd.
                                                                                                        ---------
                                                                                                          182,795
      ELECTRICAL INDUSTRIAL EQUIPMENT - 0.3%
          Sodick Co., Ltd. (a)                                         Ja

      FOOD & KINDRED PRODUCTS - 1.3%
          Ito En Ltd.                                                  Ja
          Thai  Union Frozen Products                                  Th            160,000              340,860
                                                                                                        ---------
                                                                                                          340,860
      HOUSEHOLD APPLIANCES - 0.6%
          Guangdong Kelon Electric Holdings, Class H                   HK            379,000              205,408

      MACHINERY & COMPUTER EQUIPMENT - 3.2%
          Canon, Inc.                                                  Ja
          Fujitsu Ltd.                                                 Ja
          Union Tool                                                   Ja
          WYSE Technology Taiwan Ltd.                                  Tw            139,000              248,820
                                                                                                        ---------
                                                                                                          248,820
      MEASURING & ANALYZING INSTRUMENTS - 6.1%
          Avimo Singapore Ltd.                                         Si            380,000              716,753
          China Hong Kong Photo Products Holdings Ltd.                 HK          2,898,000              360,596
          Keyence Corp.                                                Ja
          PT Modern Photo Film - Foreign Shares                        In          1,293,000              236,174
          Venture Manufacturing Singapore Ltd.                         Si             50,000              509,156
                                                                                                        1,822,679
      MISCELLANEOUS MANUFACTURING - 0.4%
          Secom Co., Ltd.                                              Ja


                                                                          Liberty Newport                      Pro-forma
                                                                         Asia Pacific Fund                   Combined Fund
                                                                       ----------------------------------------------------------

                                                                       Shares          Value            Shares            Value
COMMON STOCK - 94.0%

CONSTRUCTION - 0.7%
      SPECIAL TRADE CONTRACTORS - 0.7%
          Zhejaing Expressway Co. Ltd.                                 328,000      $    55,960        1,328,000      $   226,569

FINANCE, INSURANCE
AND REAL ESTATE - 17.8%

      DEPOSITORY INSTITUTIONS - 5.9%
          Commonwealth Bank of Australia                                 8,650          142,957            8,650          142,957
          DBS Bank Ltd.                                                 50,771          652,134           50,771          652,134
          Hang Seng Bank Ltd.                                           14,000          132,895           39,000          370,208
          HSBC Holdings PLC                                             48,193          552,430           48,193          552,430
          Overseas-Chinese Banking Corp. Ltd.                           16,850          116,015           16,850          116,015
          Suruga Bank, Ltd.                                              8,000          132,504            8,000          132,504
                                                                                     ----------                        ----------
                                                                                      1,728,935                         1,966,248
      FINANCIAL SERVICES  - 0.1%
          Aeon Credit Service Ltd.                                         800           47,538              800           47,538

      HOLDING COMPANIES - 4.6%
          Citic Pacific Ltd.                                            44,000          230,284           44,000          230,284
          Dickson Concepts International Ltd.                                                            500,000          455,385
          Hutchison Whampoa Ltd.                                        47,000          590,846           47,000          590,846
          Singapore Tech Engineering Ltd.                              156,000          229,259          156,000          229,259
                                                                                    -----------                        ----------
                                                                                      1,050,389                         1,505,774
      INSURANCE CARRIERS - 0.6%
          Thai Reinsurance Co Ltd.                                                                       239,850          208,060

      NONDEPOSITORY CREDIT INSTITUTIONS - 1.5%
          Acom Co., Ltd.                                                 3,600          302,886            3,600          302,886
          Aiful Corporation                                              1,350          124,533            1,350          124,533
          Takefuji Corp.                                                   600           72,496              600           72,496
                                                                                    -----------                        ----------
                                                                                        499,915                           499,915
      REAL ESTATE - 5.1%
          Cheung Kong Holdings Ltd.                                     53,000          586,388           78,000          862,986
          City Developments Ltd.                                                                          54,000          209,333
          HKR International Ltd.                                                                         349,200          139,983
          Sun Hung Kai Properties Ltd.                                  39,000          280,158           68,000          488,481
                                                                                    -----------                        ----------
                                                                                        866,546                         1,700,783
MANUFACTURING - 27.1%
      CHEMICALS & ALLIED PRODUCTS - 1.2%
          Takeda Chemical Industries Ltd.                                6,000          393,888            6,000          393,888

      COMMUNICATIONS EQUIPMENT - 3.2%
          AsiaInfo Holdings, Inc.(a)                                     2,300          102,781            5,300          236,844
          Matsushita Communication Industrial Co.                        1,000          116,770            1,000          116,770
          Sony Corp.                                                     7,500          700,339            7,500          700,339
                                                                                    -----------                        ----------
                                                                                        919,890                         1,053,953
      ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%
          Yamaichi Electronics Co., Ltd.                                 5,000          161,762            5,000          161,762
          Yokowo Co., Ltd.                                               5,000          127,570            5,000          127,570
                                                                                    -----------                        ----------
                                                                                        289,332                           289,332
      ELECTRONIC COMPONENTS - 6.6%
          Kyocera Corp.                                                  2,100          356,338            2,100          356,338
          Murata Manufacturing Co., Ltd.                                 2,000          287,116            2,000          287,116
          Rohm Company Ltd.                                              1,000          292,397            1,000          292,397
          Samsung Electronics                                            2,030          671,871            2,030          671,871
          TCL International Holdings                                                                     500,000          182,795
          Tokyo Denpa Co. Ltd.                                           3,000          187,323            3,000          187,323
          United Microelectronics Corp., Ltd.                           68,400          190,340           68,400          190,340
                                                                                    -----------                        ----------
                                                                                      1,985,385                         2,168,180
      ELECTRICAL INDUSTRIAL EQUIPMENT - 0.3%
          Sodick Co., Ltd. (a)                                          10,000           82,437           10,000           82,437

      FOOD & KINDRED PRODUCTS - 1.3%
          Ito En Ltd.                                                    1,000           73,854            1,000           73,854
          Thai  Union Frozen Products                                                                    160,000          340,860
                                                                                    -----------                        ----------
                                                                                         73,854                           414,714
      HOUSEHOLD APPLIANCES - 0.6%
          Guangdong Kelon Electric Holdings, Class H                                                     379,000          205,408

      MACHINERY & COMPUTER EQUIPMENT - 3.2%
          Canon, Inc.                                                    9,000          448,217            9,000          448,217
          Fujitsu Ltd.                                                   7,000          242,313            7,000          242,313
          Union Tool                                                     1,100          119,317            1,100          119,317
          WYSE Technology Taiwan Ltd.                                                                    139,000          248,820
                                                                                    -----------                        ----------
                                                                                        809,847                         1,058,667
      MEASURING & ANALYZING INSTRUMENTS - 6.1%
          Avimo Singapore Ltd.                                                                           380,000          716,753
          China Hong Kong Photo Products Holdings Ltd.                                                 2,898,000          360,596
          Keyence Corp.                                                    600          198,076              600          198,076
          PT Modern Photo Film - Foreign Shares                                                        1,293,000          236,174
          Venture Manufacturing Singapore Ltd.                                                            50,000          509,156
                                                                                    -----------                        ----------
                                                                                        198,076                         2,020,755
      MISCELLANEOUS MANUFACTURING - 0.4%
          Secom Co., Ltd.                                                2,000          146,199            2,000          146,199

      PRINTING & PUBLISHING - 2.7%
          Singapore Press Holdings Ltd.                                Si
          South China Morning Post                                     HK            340,000              263,867
                                                                                                       ----------
                                                                                                          263,867
      RUBBER & PLASTIC - 0.6%
          PT Dynaplast - Foreign Shares                                In          1,397,500              191,446


MINING & ENERGY - 3.4%
      NONMETALLIC, EXCEPT FUELS - 0.7%
          Eastern Water Resources Development
             & Management Ltd. - Foreign Shares                        Th            332,000              241,408

      OIL & GAS EXTRACTION - 2.7%
          PetroChina Co., Ltd.(a)                                      HK


RETAIL TRADE - 10.2%
      APPAREL & ACCESSORY STORES - 4.6%
          Esprit Holdings Ltd.                                         HK            278,000              288,855
          Giordano International Ltd.                                  HK            200,000              304,018
          Glorious Sun Enterprises                                     HK            900,000              251,103
                                                                                                       ----------
                                                                                                          843,976
      FOOD STORES - 0.5%
          President Chain Store Corp.                                  Tw

      GENERAL MERCHANDISE STORES - 1.6%
          Don Quijote Co., Ltd.                                        Ja
          RYOHIN KEIKAKU CO LTD                                        Ja
          Seven-Eleven Japan Co. Ltd.                                  Ja
                                                                                                       ----------

      HOME FURNISHINGS & EQUIPMENT - 0.5%
          Yamada Denki Co.                                             Ja

      MISCELLANEOUS RETAIL - 2.0%
          Foster's Brewing Group Ltd.                                  Au
          Matsumotokiyoshi                                             Ja
          Sa Sa International Holdings Ltd.                            HK          1,500,000              215,506
                                                                                                       ----------
                                                                                                          215,506
      RESTAURANTS - 1.0%
          Cafe de Coral Holdings Ltd.                                  HK            500,000              179,588

SERVICES - 11.0%
      AMUSEMENT & RECREATION - 0.3%
          People Co., Ltd.                                             Ja

      AUTO REPAIR, RENTAL & PARKING - 1.1%
          Park 24 Co. Ltd.                                             Ja

      BUSINESS SERVICES - 0.3%
          Oracle Corp. Japan                                           Ja
          Oracle Corp. Japan - New Shares                              Ja

      COMPUTER RELATED SERVICES - 7.5%
          AsiaContent.Com                                              HK              4,800               18,300
          Bellsystem 24, Inc.                                          Ja
          Computer & Technologies Hldg.                                HK            270,000              275,348
          Datacraft Asia Ltd.                                          Si            136,980            1,205,424
          Fujitsu Support & Services, Inc.                             Ja
          Gigamedia ADR                                                Tw
          Orix Corp.                                                   Ja
          SINA.Com (a)                                                 HK              1,200               30,750
          Sunevision Holdings                                          HK             41,207               33,037
          Synnex Technology International Corp.                        Tw
                                                                                                       ----------
                                                                                                        1,562,859
      COMPUTER SOFTWARE - 1.8%
          NIIT Ltd.                                                    In
          Taiwan Semiconductor Manufacturing Co. (a)                   Tw


TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 12.3%
      AIR TRANSPORTATION - 0.8%
          Beijing Capital International Airport Co., Ltd.              CH            400,000               75,940
          China Unicom Ltd. (a)                                        HK
                                                                                                       ----------
                                                                                                           75,940
      COMMUNICATIONS - 0.1%
          Advanced Information Services                                Th

      ELECTRIC SERVICES - 0.1%
          Hong Kong Electric Holdings Ltd.                             HK

      GAS SERVICES - 2.0%
          Hong Kong & China Gas Co., Ltd.                              HK            229,508              257,607

      SANITARY SERVICES - 0.2%
          Sanix, Inc.                                                  Ja                                      --


      PRINTING & PUBLISHING - 2.7%
          Singapore Press Holdings Ltd.                                   31,400         490,526          31,400        490,526
          South China Morning Post                                       194,000         150,559         534,000        414,426
                                                                                      ----------                     ----------
                                                                                         641,085                        904,952
      RUBBER & PLASTIC - 0.6%
          PT Dynaplast - Foreign Shares                                                                1,397,500        191,446


MINING & ENERGY - 3.4%
      NONMETALLIC, EXCEPT FUELS - 0.7%
          Eastern Water Resources Development
             & Management Ltd. - Foreign Shares                                                          332,000        241,408

      OIL & GAS EXTRACTION - 2.7%
          PetroChina Co., Ltd.(a)                                      4,248,000         882,775       4,248,000        882,775


RETAIL TRADE - 10.2%
      APPAREL & ACCESSORY STORES - 4.6%
          Esprit Holdings Ltd.                                           259,000         269,113         537,000        557,968
          Giordano International Ltd.                                    262,000         398,263         462,000        702,281
          Glorious Sun Enterprises                                                                       900,000        251,103
                                                                                      ----------                     ----------
                                                                                         667,376                      1,511,352
      FOOD STORES - 0.5%
          President Chain Store Corp.                                     43,680         163,489          43,680        163,489

      GENERAL MERCHANDISE STORES - 1.6%
          Don Quijote Co., Ltd.                                            1,200         209,394           1,200        209,394
          RYOHIN KEIKAKU CO LTD                                            1,200         152,801           1,200        152,801
          Seven-Eleven Japan Co. Ltd.                                      2,000         167,327           2,000        167,327
                                                                                      ----------                     ----------
                                                                                         529,522                        529,522
      HOME FURNISHINGS & EQUIPMENT - 0.5%
          Yamada Denki Co.                                                 2,000         179,400           2,000        179,400

      MISCELLANEOUS RETAIL - 2.0%
          Foster's Brewing Group Ltd.                                     62,857         176,326          62,857        176,326
          Matsumotokiyoshi                                                 2,600         272,703           2,600        272,703
          Sa Sa International Holdings Ltd.                                                            1,500,000        215,506
                                                                                      ----------                     ----------
                                                                                         449,029                        664,535
      RESTAURANTS - 1.0%
          Cafe de Coral Holdings Ltd.                                    410,000         147,263         910,000        326,851

SERVICES - 11.0%
      AMUSEMENT & RECREATION - 0.3%
          People Co., Ltd.                                                 1,200          96,208           1,200         96,208

      AUTO REPAIR, RENTAL & PARKING - 1.1%
          Park 24 Co. Ltd.                                                 3,000         376,627           3,000        376,627

      BUSINESS SERVICES - 0.3%
          Oracle Corp. Japan                                                 200          72,439             200         72,439
          Oracle Corp. Japan - New Shares                                    100          36,739             100         36,739
                                                                                      ----------                     ----------
                                                                                         109,178                        109,178
      COMPUTER RELATED SERVICES - 7.5%
          AsiaContent.Com                                                                                  4,800         18,300
          Bellsystem 24, Inc.                                                200          98,095             200         98,095
          Computer & Technologies Hldg.                                                                  270,000        275,348
          Datacraft Asia Ltd.                                              3,120          27,456         140,100      1,232,880
          Fujitsu Support & Services, Inc.                                 1,800         178,268           1,800        178,268
          Gigamedia ADR                                                      600           7,275             600          7,275
          Orix Corp.                                                       3,120         460,555           3,120        460,555
          SINA.Com (a)                                                     1,700          43,563           2,900         74,313
          Sunevision Holdings                                                                             41,207         33,037
          Synnex Technology International Corp.                           22,000         118,145          22,000        118,145
                                                                                      ----------                     ----------
                                                                                         933,357                      2,496,216
      COMPUTER SOFTWARE - 1.8%
          NIIT Ltd.                                                        5,500         272,272           5,500        272,272
          Taiwan Semiconductor Manufacturing Co. (a)                      67,840         322,364          67,840        322,364
                                                                                      ----------                     ----------
                                                                                         594,636                        594,636

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 12.3%
      AIR TRANSPORTATION - 0.8%
          Beijing Capital International Airport Co., Ltd.                                                400,000         75,940
          China Unicom Ltd. (a)                                           88,000         186,823          88,000        186,823
                                                                                      ----------                     ----------
                                                                                         186,823                        262,763
      COMMUNICATIONS - 0.1%
          Advanced Information Services                                    3,600          44,822           3,600         44,822

      ELECTRIC SERVICES - 0.1%
          Hong Kong Electric Holdings Ltd.                                10,500          33,808          10,500         33,808

      GAS SERVICES - 2.0%
          Hong Kong & China Gas Co., Ltd.                                366,190         411,022         595,698        668,629

      SANITARY SERVICES - 0.2%
          Sanix, Inc.                                                      1,200          63,384           1,200         63,384

      TELECOMMUNICATIONS - 9.1%
          China Telecom Ltd. (a)(b)                                    HK            100,000              889,989
          Korea Telecom Corp. ADR                                      Ko
          Locus Corp.                                                  Ko              2,300              186,699
          Nippon Telegraph & Telephone Corp.                           Ja
          SK Telecom                                                   Ko
                                                                                                     ------------
                                                                                                        1,076,688

WHOLESALE TRADE - 11.5%
      DURABLE GOODS - 11.5%
          Johnson Electric Holdings Ltd.                               HK            131,800            1,246,889
          Li & Fung Ltd.                                               HK            269,000            1,345,759
          Softbank Corp.                                               Ja
                                                                                                     ------------
                                                                                                        2,592,648

TOTAL COMMON STOCKS (COST $9,833,517,
          $14,327,139 AND $24,160,656)                                                                 12,341,762

WARRANTS - 0.6%
RETAIL TRADE - 0.6%
      RESTAURANTS
          Jollibee Foods Corp. (cost $294,000)                         Ph            669,500              185,757

SHORT-TERM OBLIGATIONS - 2.0%                                                          PAR
          Lehman Brothers Repurchase Agreement                                      $418,000              418,000
                                                                                                     ------------

TOTAL INVESTMENTS - 96.6%                                                                              12,945,519

OTHER ASSETS, LESS LIABILITIES - 3.4%                                                                      66,876
                                                                                                     ------------
NET ASSETS - 100.0%                                                                                  $ 13,012,395
                                                                                                     ============


      TELECOMMUNICATIONS - 9.1%
          China Telecom Ltd. (a)(b)                                    101,000              898,889      201,000       1,788,878
          Korea Telecom Corp. ADR                                        3,600              174,150        3,600         174,150
          Locus Corp.                                                                                      2,300         186,699
          Nippon Telegraph & Telephone Corp.                                28              372,383           28         372,383
          SK Telecom                                                     1,450              474,705        1,450         474,705
                                                                                      -------------                -------------
                                                                                          1,920,127                    2,996,815

WHOLESALE TRADE - 11.5%
      DURABLE GOODS - 11.5%
          Johnson Electric Holdings Ltd.                                34,000              321,657      165,800       1,568,546
          Li & Fung Ltd.                                               152,000              760,429      421,000       2,106,188
          Softbank Corp.                                                   900              122,241          900         122,241
                                                                                      -------------                -------------
                                                                                          1,204,327                    3,796,975

TOTAL COMMON STOCKS (COST $9,833,517,
          $14,327,139 AND $24,160,656)                                                   18,782,449                   31,560,354

WARRANTS - 0.6%
RETAIL TRADE - 0.6%
      RESTAURANTS
          Jollibee Foods Corp. (cost $294,000)                                                           669,500         185,757

SHORT-TERM OBLIGATIONS - 2.0%                                            PAR                               PAR
          Lehman Brothers Repurchase Agreement                        $254,000              254,000     $672,000         672,000
                                                                                      -------------                -------------

TOTAL INVESTMENTS - 96.6%                                                                19,036,449                   32,418,111

OTHER ASSETS, LESS LIABILITIES - 3.4%                                                       370,234                      (58,386)(C)
                                                                                      -------------                -------------
NET ASSETS - 100.0%                                                                    $ 19,406,683                 $ 32,359,725
                                                                                      ==============               =============


NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(c) Adjusted for one time proxy, accounting, legal and other costs of the reorganization of $31,525 and $27,828 to be borne by Stein Roe Small Cap Tiger Fund and Liberty Newport Asia Pacific Fund respectively.
ADR American Depositary Receipts

Part C.    OTHER INFORMATION
           -----------------

Item 15.   Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits

      (1)(a)              Agreement and Declaration of Trust(3)

      (1)(b)              Amendment No. 1 to the Agreement and Declaration of
                          Trust(6)

      (2)                 Amended By-Laws dated 4/1/99(6)

      (3)                 Not Applicable

      (4)(a) Form of Agreement and Plan of Reorganization between Liberty Value Opportunities Fund and Liberty Growth & Income Fund

      (4)(b) Form of Agreement and Plan of Reorganization between Liberty Value Fund and Liberty Growth & Income Fund

      (4)(c) Form of Agreement and Plan of Reorganization between Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund

      (4)(d) Form of Agreement and Plan of Reorganization between Stein Roe Small Cap Tiger Fund, Class S shares, Liberty Newport Tiger Cub Fund, Class A, B, C and Z shares and Liberty Growth & Income Fund

      (5) Article III, Section 4, Article V, Section 1, Article VIII Section 4 and Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and 2.5 of the By-Laws, as amended, each define the rights of shareholders

      (6)(a) Form of Management Agreement between Liberty Funds Trust VI on behalf of Liberty Growth & Income Fund (formerly Colonial U.S. Growth & Income Fund) and Colonial Management Associates, Inc.(1)

      (6)(b) Amendment No. 1 to Management Agreement between Liberty Funds Trust VI on behalf of Liberty Growth & Income Fund (formerly Colonial U.S. Growth & Income
                          Fund) and Colonial Management Associates, Inc.(5)

      (6)(c) Form of Management Agreement between Liberty Funds Trust VI on behalf of Liberty Newport Asia Pacific Fund and Newport Fund Management, Inc.(6)

      (7)(a) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.(6)

      (7)(b) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the
                          Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(c) Form of Selling Agreement - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(d)              Form of Asset Retention Agreement(2)

      (8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

      (9)(a)              Global Custody Agreement with The Chase Manhattan Bank
                          (4)

      (9)(b) Amendment No. 13 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(a) Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.(6)

      (10)(c) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I
                          (File Nos. 2-41251 & 811-2214), filed with the
                          Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(d) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C,
                          Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (11)(a) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Value Opportunities Fund

      (11)(b) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Value Fund

      (11)(c) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty All-Star Growth and Income Fund

      (11)(d) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Stein Roe Small Cap Tiger Fund, Class S shares and Liberty Newport Tiger Cub Fund, Class A, B, C and Z shares

      (12)(a) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Bell, Boyd & Lloyd and Ropes & Gray with respect to the Acquisition of Liberty Value Opportunities Fund

      (12)(b) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Value Fund

      (12)(c) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty All-Star Growth and Income Fund

      (12)(d) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Stein Roe Small Cap Tiger Fund, Class S shares and Liberty Newport Tiger Cub Fund, Class A, B, C and Z shares

      (13)                Not Applicable

      (14)(a)             Consent of Independent Accountants (PWC)

      (14)(b)             Consent of Independent Accountants (Arthur Andersen)

      (15)                Not Applicable

      (16)(a) Power of Attorney for: Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed with Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about
                          May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

      (16)(b) Power of Attorney for Joseph R. Palombo - filed with Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended(2)

      (17)(b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(c) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(d)             Pricing and Bookkeeping Agreement(2)

      (17)(e) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

      (17)(g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(h) Form of Administration Agreement with Colonial Management Associates, Inc. on behalf of Liberty Newport Asia Pacific Fund(6)

      (17)(i) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

      (17)(j) Form of Proxy Card and Proxy Insert (Liberty Value Opportunities Fund)

      (17)(k)             Form of Proxy Card and Proxy Insert (Liberty Value
                          Fund)

      (17)(l) Form of Proxy Card and Proxy Insert (Liberty All-Star Growth & Income Fund)

      (17)(m)             Form of Proxy Card and Proxy Insert (Stein Roe Small
                          Cap Tiger Fund)

      (17)(n) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional Information for the funds referenced below:

o    The  Prospectuses of the  Opportunities  Fund dated November 22, 1999, with
     respect   to   Class   A,  B  and  C   shares   and   Class  Z   shares   -
     0000773757-99-000117

o    As supplemented on February 1, 2000 - 0000773757-00-000008

o    As supplemented on August 2, 2000 - 0000021832-00-000175

o    As supplemented on August 15, 2000 - 0000021832-00-000192

o    As supplemented on August 21, 2000 - 0000021832-00-000184

o The Prospectus of the Opportunities Fund dated February 1, 2000, with respect to Class S shares - 0000773757-00-000004

o    As supplemented on February 11, 2000 - 0000773757-00-000016

o    As supplemented on April 20, 2000 - 0000773757-00-000023

o    As supplemented on June 5, 2000 - 0000021832-00-000100

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on July 14, 2000 - 0000021832-00-000123

o    As supplemented on August 2, 2000 - 0000021832-00-000175

o    As supplemented on August 11, 2000 - 0000021832-00-000179

o    As supplemented on August 28, 2000 - 0000021832-00-000209

o    As supplemented on September 1, 2000- 0000021832-00-000219

o    The   Prospectuses   of  the  Value   Fund   dated   November   1,  1999  -
     0000021832-99-000045

o    As supplemented on December 28, 1999 - 0000276716-99-000023

o    As supplemented on July 28, 2000 - 0000021832-00-000158

o    As supplemented on August 1, 2000 - 0000883163-00-000072

o    As supplemented on August 15, 2000 - 0000021832-00-000185

o    The   Prospectuses   of  the   All-Star   Fund  dated   March  17,  2000  -
     0000021832-00-000049

o    As supplemented on August 1, 2000 - 0000883163-00-000074

o    As supplemented on August 15, 2000 - 0000021832-00-000185

o The Statement of Additional Information of the Opportunities Fund dated November 22, 1999, with respect to Class A, B, C and Z shares - 0000773757-99-000117

o    As supplemented on June 23, 2000- 0000021832-00-000114

o The Statement of Additional Information of the Opportunities Fund dated February 1, 2000, with respect to Class S shares - 0000773757-00-000004

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o The Statement of Additional Information of the Value Fund dated November 1, 1999 - 0000021832-99-000045

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the All-Star Fund dated March 17, 2000 - 0000021832-00-000049

o    As supplemented on June 27, 2000 - 0000021832-00-000107

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the Growth & Income Fund dated November 1, 1999 - 0000021832-99-000045

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Opportunities Fund dated September 30, 1999 - 0000891804-99-002390

o The financial statements included in the Opportunities Fund's Semi-Annual Report to Shareholders dated March 31, 2000 - 0000891804-00-001047

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Value Fund dated June 30, 2000 - 0000950135-00-004447

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the All-Star Fund dated December 31, 1999 - 0000950135-00-001342

o The financial statements included in the All-Star Fund's Semi-Annual Report to Shareholders dated June 30, 2000 - 0000950135-00-004268

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Growth & Income Fund dated June 30, 2000 - 0000950156-00-000466

o The Statement of Additional Information of the Growth & Income Fund dated November 8, 2000 relating to the Acquisitions.

o The Prospectus of the Tiger Cub Fund dated January 1, 2000 regarding Class A, B and C shares - 0000883163-00-000001

o    As supplemented on July 14, 2000 - 0000883163-00-000062

o    As supplemented on and August 1, 2000 - 0000883163-00-000068

o The Prospectus of the Tiger Cub Fund dated January 1, 2000, as revised on May 1, 2000 regarding Class S shares - 0000883163-00-000036

o The Statement of Additional Information of the Tiger Cub Fund dated January 1, 2000, as revised on April 6, 2000 regarding Class A, B and C shares - 0000883163-00-000028

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o    As supplemented on July 14, 2000 - 0000883163-00-000062

o The Statement of Additional Information of the Tiger Cub Fund dated January 1, 2000, as revised on May 1, 2000 regarding Class S shares - 0000883163-00-000036

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the Asia Pacific Fund dated November 1, 1999 - 0000021832-99-000045

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Tiger Cub Fund dated August 31, 1999 - 0000950135-99-004953

o The financial statements included in the Tiger Cub Fund's Semi-Annual Report to Shareholders dated February 29, 2000 - 0000950135-00-002628

o The financial statements included in the Asia Fund's Semi-Annual Report to Shareholders dated December 31, 1999 - 0000950156-00-000148

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Asia Fund dated June 30, 2000 - 0000950156-00-000465

o The Statement of Additional Information of the Asia Pacific Fund dated November 8, 2000 relating to the Acquisition.

o Post-Effective Amendment No. 20 to the Registration Statement of Liberty Funds Trust VI relating to the Prospectus and Statement of Additional Information of Liberty Newport Asia Pacific Fund, Class S and Liberty Growth and Income Fund, Class S - 0000021832-00-000252
-------------------------------------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 7 on Form N-1A, filed with the Securities and Exchange Commission on October 11, 1995.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A, filed with the Securities and Exchange Commission on or about September 27, 1996.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 11 on Form N-1A, filed with the Securities and Exchange Commission on or about October 28, 1996.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 on Form N-1A, filed with the Securities and Exchange Commission on or about October 24, 1997.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A, filed with the Securities and Exchange Commission on or about November 25, 1998.

(6) Incorporated by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A, filed with the Securities and Exchange Commission on or about May 24, 1999.

Item 17. Undertakings

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust VI (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of Liberty Funds Trust VI.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 5th day of October, 2000.

                             LIBERTY FUNDS TRUST VI



                                                   By:/s/STEPHEN E. GIBSON
                                                   -----------------------------
                                                   Stephen E. Gibson
                                                   President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                TITLE                                   DATE
---------                -----                                   ----

/s/STEPHEN E. GIBSON     President (chief                        October 5, 2000
-----------------        executive officer)
Stephen E. Gibson



/s/PAMELA A. MCGRATH     Treasurer and Chief                     October 5, 2000
-----------------        Financial Officer (principal
Pamela A. McGrath        financial and accounting
                         officer)

/s/TOM BLEASDALE*                               Trustee
-------------------
   Tom Bleasdale



/s/LORA S. COLLINS*                             Trustee
-------------------
   Lora S. Collins



/s/JAMES E. GRINNELL*                           Trustee
---------------------
   James E. Grinnell



/s/RICHARD W. LOWRY*                            Trustee
--------------------
   Richard W. Lowry



/s/SALVATORE MACERA*                            Trustee
-------------------
   Salvatore Macera
                                                         */s/ WILLIAM J. BALLOU
                                                         ----------------------
                                                              William J. Ballou
/s/WILLIAM E. MAYER*                            Trustee       Attorney-in-fact
--------------------                                          For each Trustee
   William E. Mayer                                           October 5, 2000



/s/JAMES L. MOODY, JR. *                        Trustee
---------------------
   James L. Moody, Jr.



/s/JOHN J. NEUHAUSER*                           Trustee
---------------------
   John J. Neuhauser



/s/JOSEPH R. PALOMBO*                           Trustee
---------------------
   Joseph R. Palombo



/s/THOMAS E. STITZEL*                           Trustee
---------------------
   Thomas E. Stitzel



/s/ANNE-LEE VERVILLE*                           Trustee
---------------------
   Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit



(4)(a) Form of Agreement and Plan of Reorganization between Liberty Value Opportunities Fund and Liberty Growth & Income Fund

(4)(b) Form of Agreement and Plan of Reorganization between Liberty Value Fund and Liberty Growth & Income Fund

(4)(c) Form of Agreement and Plan of Reorganization between Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund

(4)(d) Form of Agreement and Plan of Reorganization between Stein Roe Small Cap Tiger Fund, Class S shares,
               Liberty Newport Tiger Cub Fund, Class A, B, C and Z shares and Liberty Growth & Income Fund

(11)(a) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Value Opportunities Fund

(11)(b) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty Value Fund

(11)(c) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Liberty All-Star Growth and Income Fund

(11)(d) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of Stein Roe Small Cap Tiger Fund, Class S shares and Liberty Newport Tiger Cub Fund, Class A, B, C and Z shares

(12)(a)        Opinion and Consent of Counsel on Tax Matters and
               Consequences to Shareholders of Bell, Boyd & Lloyd and Ropes & Gray with respect to the Acquisition of Liberty Value Opportunities Fund

(12)(b) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Value Fund

(12)(c) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty All-Star Growth and Income Fund

(12)(d) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Stein Roe Small Cap Tiger Fund, Class S shares and Liberty Newport Tiger Cub Fund, Class A, B, C and Z shares

(14)(a)        Consent of Independent Accountants (PWC)

(14)(b)        Consent of Independent Accountants (Arthur Anderson)

(17)(j)        Form of Proxy Card and Proxy Insert (Liberty Value Opportunities
               Fund)

(17)(k)        Form of Proxy Card and Proxy Insert (Liberty Value Fund)

(17)(l) Form of Proxy Card and Proxy Insert (Liberty All-Star Growth & Income Fund)

(17)(m)        Form of Proxy Card and Proxy Insert (Stein Roe Small Cap Tiger
               Fund)